UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.          Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2009 is set forth below.

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—15.1%
2,130	Apollo Group, Inc., Class A *	$173,510
1,499	AutoZone, Inc. *	199,202
3,857	Black & Decker (The) Corp.	111,506
8,658	Carter’s, Inc. *	147,099
6,981	Children’s Place Retail Stores (The), Inc. *	131,313
5,189	Columbia Sportswear Co.	149,028
7,088	DreamWorks Animation SKG, Inc., Class A *	155,582
4,331	Fortune Brands, Inc.	138,592
12,574	Gap (The), Inc.	141,835
4,182	Genuine Parts Co.	133,908
19,917	Hot Topic, Inc. *	170,091
1,818	ITT Educational Services, Inc. *	222,722
9,146	JAKKS Pacific, Inc. *	167,738
5,559	Marvel Entertainment, Inc. *	152,928
2,787	McDonald’s Corp.	161,702
8,021	Monro Muffler Brake, Inc.	194,670
7,124	Netflix, Inc. *	257,460
11,686	NutriSystem, Inc.	150,633
3,684	Panera Bread Co., Class A *	173,074
9,130	PetMed Express, Inc. *	131,837
5,997	Polaris Industries, Inc.	127,556
3,790	Polo Ralph Lauren Corp.	155,504
2,778	Sherwin-Williams (The) Co.	132,650
9,568	Steven Madden Ltd. *	166,292
23,421	Tempur-Pedic International, Inc.	163,947
16,130	Timberland (The) Co., Class A *	177,269
3,131	VF Corp.	175,399
58,261	Wet Seal (The), Inc., Class A *	152,061
8,496	Wolverine World Wide, Inc.	154,117
6,077	Yum! Brands, Inc.	173,924
		4,843,149
	Consumer Staples—5.6%
10,181	Altria Group, Inc.	168,394
5,521	Casey’s General Stores, Inc.	117,321
2,517	Colgate-Palmolive Co.	163,706
5,975	Corn Products International, Inc.	138,321
3,770	Kellogg Co.	164,711
5,918	Kroger (The) Co.	133,155
5,430	Lancaster Colony Corp.	197,707
9,049	Pepsi Bottling Group (The), Inc.	174,555
20,935	Prestige Brands Holdings, Inc. *	132,937
6,902	Spartan Stores, Inc.	128,239
5,391	USANA Health Sciences, Inc. *	125,125
2,930	Wal-Mart Stores, Inc.	138,062
		1,782,233

	Energy—9.7%
3,988	Anadarko Petroleum Corp.	146,519
2,072	Chevron Corp.	146,117
3,565	Clayton Williams Energy, Inc. *	141,887
3,117	ConocoPhillips	148,151
2,263	Devon Energy Corp.	139,401
1,926	EOG Resources, Inc.	130,525
2,043	Exxon Mobil Corp.	156,249
3,320	Lufkin Industries, Inc.	116,034
3,716	Murphy Oil Corp.	164,173
6,111	Noble Corp.	165,914
3,131	Noble Energy, Inc.	153,200
3,024	Occidental Petroleum Corp.	164,959
7,643	Oil States International, Inc. *	139,943
3,227	Schlumberger Ltd.	131,694
2,475	SEACOR Holdings, Inc. *	160,974
4,119	Sunoco, Inc.	190,792
9,716	Superior Energy Services, Inc. *	151,375
25,986	VAALCO Energy, Inc. *	195,155
8,922	Valero Energy Corp.	215,198
4,510	World Fuel Services Corp.	152,303
		3,110,563
	Financials—8.7%
7,990	American Financial Group, Inc.	135,670
4,269	American Physicians Capital, Inc.	181,518
10,106	Amerisafe, Inc. *	189,285
3,614	Aon Corp.	133,899
2,414	Arch Capital Group Ltd. *	145,202
3,728	BancFirst Corp.	132,791
13,519	CNA Surety Corp. *	223,740
10,050	Employers Holdings, Inc.	136,077
8,247	Federated Investors, Inc., Class B	160,981
3,533	FPIC Insurance Group, Inc. *	137,540
8,528	Interactive Brokers Group, Inc., Class A *	130,223
9,786	Investment Technology Group, Inc. *	212,161
3,639	Odyssey Re Holdings Corp.	171,215
11,620	optionsXpress Holdings, Inc.	126,542
2,807	RLI Corp.	158,567
4,667	Safety Insurance Group, Inc.	163,438
12,309	TD Ameritrade Holding Corp. *	138,353
23,321	TradeStation Group, Inc. *	128,499
		2,805,701
	Health Care—16.8%
3,125	Abbott Laboratories	173,250
20,935	Alliance Imaging, Inc. *	185,484
6,666	AMERIGROUP Corp. *	186,448
5,223	AmerisourceBergen Corp.	189,699
2,948	Amgen, Inc. *	161,698
3,094	Baxter International, Inc.	181,463
2,228	Cephalon, Inc. *	171,957
4,550	Cerner Corp. *	153,426
4,016	Chemed Corp.	161,162
4,443	Covidien Ltd.	170,345
11,924	Cyberonics, Inc. *	183,510
4,827	Emergency Medical Services Corp., Class A *	161,801
7,445	Endo Pharmaceuticals Holdings, Inc. *	167,289
11,198	Ensign Group (The), Inc.	184,319
2,847	Express Scripts, Inc. *	153,055

6,489	Gentiva Health Services, Inc. *	164,042
11,221	Healthspring, Inc. *	195,470
6,745	Immucor, Inc. *	186,904
2,794	Johnson & Johnson	161,186
17,036	King Pharmaceuticals, Inc. *	148,895
2,851	Landauer, Inc.	195,522
4,984	Magellan Health Services, Inc. *	180,520
3,515	Quest Diagnostics, Inc	173,465
19,148	Questcor Pharmaceuticals, Inc. *	123,505
11,252	RehabCare Group, Inc. *	156,965
4,056	Varian Medical Systems, Inc. *	150,599
14,488	ViroPharma, Inc. *	173,856
3,971	Waters Corp. *	143,631
6,893	Watson Pharmaceuticals, Inc. *	188,041
18,271	WellCare Health Plans, Inc. *	270,045
4,547	Wyeth	195,385
		5,392,937
	Industrials—17.0%
5,000	A.O. Smith Corp.	137,400
6,073	Acuity Brands, Inc.	163,182
18,090	Blount International, Inc. *	151,594
7,520	Brink’s (The) Co.	198,753
7,099	Corporate Executive Board (The) Co.	143,400
4,396	CSX Corp.	127,308
5,489	Dover Corp.	155,229
10,382	EMCOR Group, Inc. *	213,764
6,433	Equifax, Inc.	159,024
5,365	Exponent, Inc. *	131,550
3,595	Fluor Corp.	139,846
6,615	Gardner Denver, Inc. *	144,009
4,866	Goodrich Corp.	188,120
10,603	Heartland Express, Inc.	142,716
6,132	Hub Group, Inc., Class A *	139,196
6,107	J.B. Hunt Transport Services, Inc.	136,003
24,076	Kforce, Inc. *	150,475
15,201	Knoll, Inc.	103,671
13,299	Korn/Ferry International *	125,011
2,438	L-3 Communications Holdings, Inc.	192,650
5,094	Landstar System, Inc.	182,722
5,137	L.B. Foster Co., Class A *	135,565
2,123	Lockheed Martin Corp.	174,171
8,685	Marten Transport Ltd. *	153,377
3,309	Norfolk Southern Corp.	126,933
3,998	Northrop Grumman Corp.	192,384
6,586	Pentair, Inc.	150,622
13,474	Pike Electric Corp. *	151,583
3,355	Raytheon Co.	169,830
6,821	Republic Services, Inc.	176,391
9,458	Resources Connection, Inc. *	136,857
7,276	Robbins & Myers, Inc.	125,802
10,415	Tredegar Corp.	171,848
22,094	TrueBlue, Inc. *	187,799
4,061	Watson Wyatt Worldwide, Inc., Class A	188,837
		5,467,622

	Information Technology—23.0%
81,450	3Com Corp. *	189,779
58,261	Adaptec, Inc. *	162,548
11,529	ADTRAN, Inc.	174,664
4,048	Affiliated Computer Services, Inc., Class A *	185,641
3,781	Alliance Data Systems Corp. *	157,252
9,574	Analog Devices, Inc.	191,289
6,559	BMC Software, Inc. *	166,139
9,722	CA, Inc.	174,899
38,162	Ciber, Inc. *	166,386
9,898	Cisco Systems, Inc. *	148,173
5,876	Computer Sciences Corp. *	216,471
9,722	CSG Systems International, Inc. *	140,969
24,582	EarthLink, Inc. *	185,102
12,469	eBay, Inc. *	149,877
31,667	Integrated Device Technology, Inc. *	181,769
11,864	Intel Corp.	153,046
6,173	InterDigital, Inc. *	199,573
2,006	International Business Machines Corp.	183,850
8,387	j2 Global Communications, Inc. *	164,217
12,422	JDA Software Group, Inc. *	139,126
3,008	ManTech International Corp., Class A *	161,319
1,990	Mettler-Toledo International, Inc. *	132,494
8,097	Microsoft Corp.	138,459
6,294	MTS Systems Corp.	164,840
14,883	National Semiconductor Corp.	150,914
5,689	NCI, Inc., Class A *	170,670
10,785	NCR Corp. *	135,352
14,162	Parametric Technology Corp. *	127,458
13,118	Perot Systems Corp., Class A *	170,403
15,416	QLogic Corp. *	174,509
5,806	Rogers Corp. *	142,247
21,887	S1 Corp. *	145,986
9,198	SAIC, Inc. *	181,569
43,310	Silicon Image, Inc. *	158,948
30,374	Skyworks Solutions, Inc. *	131,216
6,644	Sybase, Inc. *	181,448
13,609	Symantec Corp. *	208,626
13,474	Take-Two Interactive Software, Inc. *	94,587
13,365	Tekelec *	165,993
12,190	Teradata Corp. *	160,055
33,825	TIBCO Software, Inc. *	180,964
13,045	Ultratech, Inc. *	146,104
13,419	Western Digital Corp. *	196,991
12,337	Western Union (The) Co.	168,523
19,630	Wind River Systems, Inc. *	156,451
		7,376,896
	Materials—3.9%
12,065	A. Schulman, Inc.	182,785
4,896	AptarGroup, Inc.	150,895
6,059	Bemis Co., Inc.	136,752
10,200	Crown Holdings, Inc. *	191,249
9,935	Innophos Holdings, Inc.	150,317
3,487	Minerals Technologies, Inc.	131,843
4,848	Rock-Tenn Co., Class A	151,112
3,619	Silgan Holdings, Inc.	165,895
		1,260,848

	Telecommunication Services—0.5%
18,478	Windstream Corp.	160,389

	Total Common Stocks (Cost $36,440,290)	32,200,338

	Money Market Fund—0.2%
67,582	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $67,582)	67,582

	Total Investments (Cost $36,507,872)(a)—100.5%	32,267,920
	Liabilities in excess of other assets—(0.5%)	(155,465)

	Net Assets—100.0%	$32,112,455

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $36,562,328. The net unrealized depreciation was $4,294,408 which consisted of aggregate gross unrealized appreciation of $1,331,192 and aggregate gross unrealized depreciation of $5,625,600.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—9.7%
43,161	AutoZone, Inc. *	$5,735,665
19,128	Black & Decker (The) Corp.	552,990
42,731	Carter’s, Inc. *	726,000
362,075	Gap (The), Inc.	4,084,206
98,316	Hot Topic, Inc. *	839,619
27,445	Marvel Entertainment, Inc. *	755,012
80,237	McDonald’s Corp.	4,655,351
35,171	Netflix, Inc. *	1,271,080
18,272	Panera Bread Co., Class A *	858,419
45,075	PetMed Express, Inc. *	650,883
109,123	Polo Ralph Lauren Corp.	4,477,317
47,232	Steven Madden Ltd. *	820,892
115,618	Tempur-Pedic International, Inc.	809,326
79,625	Timberland (The) Co., Class A *	875,079
		27,111,839
	Consumer Staples—11.1%
733,379	Altria Group, Inc.	12,130,088
56,820	Casey’s General Stores, Inc.	1,207,425
61,479	Corn Products International, Inc.	1,423,239
426,346	Kroger (The) Co.	9,592,784
55,877	Lancaster Colony Corp.	2,034,482
93,125	Pepsi Bottling Group (The), Inc.	1,796,381
215,434	Prestige Brands Holdings, Inc. *	1,368,006
71,020	Spartan Stores, Inc.	1,319,552
		30,871,957
	Energy—12.1%
299,418	Anadarko Petroleum Corp.	11,000,616
53,411	Lufkin Industries, Inc.	1,866,714
227,023	Occidental Petroleum Corp.	12,384,104
66,273	Sunoco, Inc.	3,069,765
418,072	VAALCO Energy, Inc. *	3,139,721
72,556	World Fuel Services Corp.	2,450,216
		33,911,136
	Financials—14.1%
99,894	ACE Ltd.	4,361,372
54,587	American Financial Group, Inc.	926,887
29,163	American Physicians Capital, Inc.	1,240,011
69,040	Amerisafe, Inc. *	1,293,119
115,226	Aon Corp.	4,269,123
16,574	Arch Capital Group Ltd. *	996,926
101,628	Chubb (The) Corp.	4,327,320
92,357	CNA Surety Corp. *	1,528,508
68,657	Employers Holdings, Inc.	929,616

56,343	Federated Investors, Inc., Class B	1,099,815
24,142	FPIC Insurance Group, Inc. *	939,848
85,914	Franklin Resources, Inc.	4,159,956
79,381	optionsXpress Holdings, Inc.	864,459
19,276	RLI Corp.	1,088,901
31,877	Safety Insurance Group, Inc.	1,116,333
392,451	TD Ameritrade Holding Corp. *	4,411,149
159,330	TradeStation Group, Inc. *	877,908
350,313	Unum Group	4,960,432
		39,391,683
	Health Care—14.8%
43,171	AMERIGROUP Corp. *	1,207,493
122,491	Amgen, Inc. *	6,718,631
29,472	Cerner Corp. *	993,796
77,227	Cyberonics, Inc. *	1,188,524
31,261	Emergency Medical Services Corp., Class A *	1,047,869
48,220	Endo Pharmaceuticals Holdings, Inc. *	1,083,503
118,297	Express Scripts, Inc. *	6,359,647
42,020	Gentiva Health Services, Inc. *	1,062,266
72,674	Healthspring, Inc. *	1,265,981
110,333	King Pharmaceuticals, Inc. *	964,310
146,092	Quest Diagnostics, Inc.	7,209,640
93,824	Viropharma, Inc. *	1,125,888
44,643	Watson Pharmaceuticals, Inc. *	1,217,861
118,335	WellCare Health Plans, Inc. *	1,748,991
188,934	Wyeth	8,118,494
		41,312,894
	Industrials—10.7%
43,844	Acuity Brands, Inc.	1,178,088
51,263	Corporate Executive Board (The) Co.	1,035,513
246,584	Dover Corp.	6,973,396
74,961	EMCOR Group, Inc. *	1,543,447
46,448	Equifax, Inc.	1,148,195
161,520	Fluor Corp.	6,283,128
44,274	Hub Group, Inc., Class A *	1,005,020
109,768	Knoll, Inc.	748,618
95,393	Lockheed Martin Corp.	7,826,042
97,290	Pike Electric Corp. *	1,094,513
52,539	Robbins & Myers, Inc.	908,399
		29,744,359
	Information Technology—17.0%
614,231	3Com Corp. *	1,431,158
86,947	ADTRAN, Inc.	1,317,247
156,674	Affiliated Computer Services, Inc., Class A *	7,185,070
376,347	CA, Inc.	6,770,483
185,376	EarthLink, Inc. *	1,395,881
46,559	InterDigital, Inc. *	1,505,252
77,664	International Business Machines Corp.	7,117,906
63,251	j2 Global Communications, Inc. *	1,238,455
576,145	National Semiconductor Corp.	5,842,110
42,904	NCI, Inc., Class A *	1,287,120
81,326	NCR Corp. *	1,020,641
106,803	Parametric Technology Corp. *	961,227
98,933	Perot Systems Corp., Class A *	1,285,140
356,044	SAIC, Inc. *	7,028,309
50,103	Sybase, Inc. *	1,368,313

101,614	Take-Two Interactive Software, Inc. *	713,330
		47,467,642
	Materials—3.9%
76,116	A. Schulman, Inc.	1,153,157
151,379	Air Products and Chemicals, Inc.	7,614,364
64,355	Crown Holdings, Inc. *	1,206,656
21,997	Minerals Technologies, Inc.	831,707
		10,805,884
	Telecommunication Services—2.9%
36,083	Atlantic Tele-Network, Inc.	775,785
31,157	CenturyTel, Inc.	845,601
905,236	Qwest Communications International, Inc.	2,914,860
88,719	Verizon Communications, Inc.	2,650,037
93,418	Windstream Corp.	810,868
		7,997,151
	Utilities—3.6%
130,376	Centerpoint Energy, Inc.	1,744,431
134,292	FirstEnergy Corp.	6,713,257
97,895	Mirant Corp. *	1,680,857
		10,138,545
	Total Common Stocks (Cost $322,011,394)	278,753,090

	Money Market Fund—0.1%
396,554	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $396,554)	396,554

	Total Investments (Cost $322,407,948)(a)—100.0%	279,149,644
	Liabilities in excess of other assets—(0.0%)	(79,144)

	Net Assets—100.0%	$279,070,500

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $322,549,901. The net unrealized depreciation was $43,400,257 which consisted of aggregate gross unrealized appreciation of $11,845,653 and aggregate gross unrealized depreciation of $55,245,910.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—12.5%
11,564	Apollo Group, Inc., Class A *	$942,003
8,120	Children’s Place Retail Stores (The), Inc. *	152,737
20,977	Dollar Tree, Inc. *	895,928
23,164	Hot Topic, Inc. *	197,821
9,329	Monro Muffler Brake, Inc.	226,415
8,286	Netflix, Inc. *	299,456
4,285	Panera Bread Co., Class A *	201,309
10,620	PetMed Express, Inc. *	153,353
33,532	Ross Stores, Inc.	986,511
7,871	Steiner Leisure Ltd. *	196,224
11,129	Steven Madden Ltd. *	193,422
3,708	Strayer Education, Inc.	802,522
		5,247,701
	Consumer Staples—1.7%
22,632	Casey’s General Stores, Inc.	480,930
12,124	Spartan Stores, Inc.	225,264
		706,194
	Energy—0.9%
3,149	Clayton Williams Energy, Inc. *	125,330
6,842	Lufkin Industries, Inc.	239,128
		364,458
	Financials—9.9%
3,720	American Physicians Capital, Inc.	158,174
8,806	Amerisafe, Inc. *	164,936
12,275	Arch Capital Group Ltd. *	738,341
3,249	BancFirst Corp.	115,729
5,921	First Citizens BancShares, Inc., Class A	828,111
3,078	FPIC Insurance Group, Inc. *	119,827
3,786	Harleysville Group, Inc.	107,674
7,821	Interactive Brokers Group, Inc., Class A *	119,427
35,410	International Bancshares Corp.	645,170
10,124	optionsXpress Holdings, Inc.	110,250
4,067	Safety Insurance Group, Inc.	142,426
62,566	TD Ameritrade Holding Corp. *	703,242
20,321	TradeStation Group, Inc. *	111,969
5,991	TriCo Bancshares	120,659
		4,185,935
	Health Care—15.6%
23,896	Albany Molecular Research, Inc. *	204,789
21,436	Amgen, Inc. *	1,175,765
33,089	Cerner Corp. *	1,115,761
9,646	CONMED Corp. *	150,960
16,516	Cyberonics, Inc. *	254,181
54,140	Endo Pharmaceuticals Holdings, Inc. *	1,216,526

15,511	Ensign Group (The), Inc.	255,311
20,702	Express Scripts, Inc. *	1,112,940
8,988	Gentiva Health Services, Inc. *	227,217
6,903	Magellan Health Services, Inc. *	250,027
26,523	Questcor Pharmaceuticals, Inc. *	171,073
12,929	Somanetics Corp. *	189,281
20,068	ViroPharma, Inc. *	240,816
		6,564,647
	Industrials—5.4%
10,054	Applied Signal Technology, Inc.	176,347
6,840	Corporate Executive Board (The) Co.	138,168
5,168	Exponent, Inc. *	126,719
59,596	Heartland Express, Inc.	802,162
5,908	Hub Group, Inc., Class A *	134,112
34,322	J.B. Hunt Transport Services, Inc.	764,351
8,368	Marten Transport Ltd. *	147,779
		2,289,638
	Information Technology—52.5%
100,523	3Com Corp. *	234,219
71,904	Adaptec, Inc. *	200,612
14,229	ADTRAN, Inc.	215,569
32,532	Automatic Data Processing, Inc.	1,181,888
55,508	BigBand Networks, Inc. *	280,315
79,322	CA, Inc.	1,427,003
80,761	Cisco Systems, Inc. *	1,208,992
11,998	CSG Systems International, Inc. *	173,971
30,338	EarthLink, Inc. *	228,445
101,735	eBay, Inc. *	1,222,855
8,346	EMS Technologies, Inc. *	200,304
53,646	F5 Networks, Inc. *	1,189,332
43,062	FLIR Systems, Inc. *	1,075,258
8,815	Forrester Research, Inc. *	184,057
33,123	iGate Corp.	135,473
39,082	Integrated Device Technology, Inc. *	224,331
96,796	Intel Corp.	1,248,668
7,619	InterDigital, Inc. *	246,322
15,530	Interwoven, Inc. *	244,908
32,907	Ixia *	175,065
10,351	j2 Global Communications, Inc. *	202,673
15,330	JDA Software Group, Inc. *	171,696
76,857	Juniper Networks, Inc. *	1,088,295
24,546	ManTech International Corp., Class A *	1,316,402
27,304	Micrel, Inc.	207,510
66,062	Microsoft Corp.	1,129,660
7,768	MTS Systems Corp.	203,444
19,354	Multi-Fineline Electronix, Inc. *	358,630
7,020	NCI, Inc., Class A *	210,600
17,478	Parametric Technology Corp. *	157,302
17,051	Pegasystems, Inc.	231,382
50,387	PMC - Sierra, Inc. *	245,385
9,495	Progress Software Corp. *	161,985
19,025	QLogic Corp. *	215,363
27,012	S1 Corp. *	180,170
53,453	Silicon Image, Inc. *	196,173
37,486	Skyworks Solutions, Inc. *	161,940
111,037	Symantec Corp. *	1,702,197
48,337	Symmetricom, Inc. *	179,330
83,330	Synopsys, Inc. *	1,541,605

16,630	Take-Two Interactive Software, Inc. *	116,743
16,494	Tekelec *	204,855
41,746	TIBCO Software, Inc. *	223,341
16,100	Ultratech, Inc. *	180,320
24,227	Wind River Systems, Inc. *	193,089
		22,077,677
	Materials—0.7%
6,139	A. Schulman, Inc.	93,006
4,297	Silgan Holdings, Inc.	196,974
		289,980
	Telecommunication Services—0.8%
257,063	Level 3 Communications, Inc. *	257,063
4,167	Shenandoah Telecommunications Co.	101,591
		358,654
	Total Common Stocks (Cost $49,533,153)	42,084,884

	Money Market Fund—0.6%
244,931	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $244,931)	244,931

	Total Investments (Cost $49,778,084)(a)—100.6%	42,329,815
	Liabilities in excess of other assets—(0.6%)	(243,939)

	Net Assets—100.0%	$42,085,876

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $49,902,207. The net unrealized depreciation of $7,572,392, which consisted of aggregate gross unrealized appreciation of $1,187,035 and gross unrealized depreciation $8,759,427.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—10.8%
2,115	Abercrombie & Fitch Co., Class A	$37,753
2,042	Advance Auto Parts, Inc.	66,835
2,936	Amazon.com, Inc. *	172,696
5,077	American Axle & Manufacturing Holdings, Inc.	5,534
4,468	American Eagle Outfitters, Inc.	40,257
3,893	American Greetings Corp., Class A	16,896
4,385	AnnTaylor Stores Corp. *	21,574
2,503	Apollo Group, Inc., Class A *	203,894
18,508	ArvinMeritor, Inc.	32,389
9,112	Asbury Automotive Group, Inc.	32,621
425	Ascent Media Corp., Class A *	11,084
5,741	Autoliv, Inc.	105,577
31,400	AutoNation, Inc. *	291,392
1,797	AutoZone, Inc. *	238,803
3,731	Barnes & Noble, Inc.	61,263
24,408	Beazer Homes USA, Inc. *	25,140
11,631	Bed Bath & Beyond, Inc. *	270,188
12,273	Belo Corp., Class A	17,550
21,874	Best Buy Co., Inc.	612,909
9,137	Big Lots, Inc. *	122,893
3,407	Black & Decker (The) Corp.	98,496
66,105	Blockbuster, Inc., Class A *	84,614
14,845	Borders Group, Inc. *	6,532
4,322	BorgWarner, Inc.	72,955
4,334	Boyd Gaming Corp.	20,847
7,995	Brinker International, Inc.	87,705
1,539	Brink’s Home Security Holdings, Inc. *	35,197
3,253	Brookfield Homes Corp.	8,100
13,964	Brunswick Corp.	38,820
4,098	Burger King Holdings, Inc.	91,181
19,969	Cablevision Systems Corp., Class A	320,103
7,528	Career Education Corp. *	164,110
11,369	CarMax, Inc. *	94,022
25,332	Carnival Corp.	460,789
58,122	CBS Corp., Class B	332,458
21,608	Centex Corp.	183,884
20,850	Charming Shoppes, Inc. *	22,518
170,451	Charter Communications, Inc., Class A *	15,341
9,603	Chico’s FAS, Inc. *	38,028
9,256	Clear Channel Outdoor Holdings, Inc., Class A *	47,946
5,931	Coach, Inc. *	86,593
7,312	Collective Brands, Inc. *	78,019
97,004	Comcast Corp., Class A	1,421,109
39,251	Comcast Corp., Special Class A	544,804
5,499	Cooper Tire & Rubber Co.	25,680
3,741	Core-Mark Holding Co., Inc. *	68,610
44,387	D.R. Horton, Inc.	264,547

7,098	Darden Restaurants, Inc.	186,110
2,599	Dick’s Sporting Goods, Inc. *	28,615
16,140	Dillard’s, Inc., Class A	70,209
19,172	DIRECTV Group (The), Inc. *	419,867
4,200	Discovery Communications, Inc., Class A *	60,900
4,468	Discovery Communications, Inc., Class C *	64,250
12,591	DISH Network Corp., Class A *	161,668
6,399	Dollar Tree, Inc. *	273,301
1,124	E.W. Scripps Co., Class A	1,810
35,597	Eastman Kodak Co.	161,254
8,923	Exide Technologies *	32,390
15,892	Expedia, Inc. *	141,916
12,162	Family Dollar Stores, Inc.	337,739
19,273	Foot Locker, Inc.	141,849
770,877	Ford Motor Co. *	1,441,540
7,955	Fortune Brands, Inc.	254,560
7,843	Furniture Brands International, Inc.	16,078
3,493	GameStop Corp., Class A *	86,557
26,284	Gannett Co., Inc.	151,659
25,091	Gap (The), Inc.	283,026
1,629	Garmin Ltd.	28,556
239,581	General Motors Corp.	721,139
10,938	Genuine Parts Co.	350,235
18,331	Goodyear Tire & Rubber (The) Co. *	113,102
5,180	Group 1 Automotive, Inc.	51,645
19,181	H&R Block, Inc.	397,622
10,442	Hanesbrands, Inc. *	93,874
10,965	Harley-Davidson, Inc.	133,554
3,050	Harman International Industries, Inc.	49,075
6,022	Hasbro, Inc.	145,311
1,617	Hearst-Argyle Television, Inc.	6,371
3,162	Hillenbrand, Inc.	58,465
135,597	Home Depot (The), Inc.	2,919,402
27,953	Hovnanian Enterprises, Inc., Class A *	47,241
6,222	HSN, Inc. *	29,555
5,771	International Game Technology	61,173
26,223	Interpublic Group of Cos., Inc. *	87,323
6,168	Interval Leisure Group, Inc. *	30,902
15,681	J. C. Penney Co., Inc.	262,657
3,628	Jack in the Box, Inc. *	81,957
4,905	Jarden Corp. *	51,159
33,626	Johnson Controls, Inc.	420,661
12,900	Jones Apparel Group, Inc.	44,634
13,980	KB Home	149,167
15,398	Kohl’s Corp. *	565,261
3,282	Lamar Advertising Co., Class A *	29,571
1,507	Las Vegas Sands Corp. *	7,761
15,606	Lear Corp. *	14,201
8,230	Lee Enterprises, Inc.	2,551
16,243	Leggett & Platt, Inc.	202,875
23,748	Lennar Corp., Class A	182,622
7,169	Liberty Global, Inc., Series A *	104,452
7,247	Liberty Global, Inc., Series C *	103,777
3,267	Liberty Media Corp. - Capital, Series A *	17,936
17,861	Liberty Media Corp. - Entertainment, Class A *	327,749
46,943	Liberty Media Corp. - Interactive, Class A *	147,401

38,604	Limited Brands, Inc.	305,744
10,317	Live Nation, Inc. *	53,958
11,591	Liz Claiborne, Inc.	25,500
70,108	Lowe’s Cos., Inc.	1,280,873
40,633	Macy’s, Inc.	363,665
10,845	Marriott International, Inc., Class A	176,882
18,202	Mattel, Inc.	258,286
17,246	McClatchy Co., Class A	11,382
30,933	McDonald’s Corp.	1,794,732
12,872	McGraw-Hill (The) Cos., Inc.	283,055
3,647	MDC Holdings, Inc.	111,744
1,374	Meredith Corp.	21,943
9,716	Meritage Homes Corp. *	107,070
3,536	MGM MIRAGE *	28,288
5,508	Mohawk Industries, Inc. *	176,862
11,388	New York Times (The) Co., Class A	56,598
19,512	Newell Rubbermaid, Inc.	157,657
104,763	News Corp., Class A	669,436
22,019	News Corp., Class B	159,418
10,550	NIKE, Inc., Class B	477,388
7,880	Nordstrom, Inc.	99,997
491	NVR, Inc. *	209,210
45,652	Office Depot, Inc. *	98,608
14,105	OfficeMax, Inc.	77,719
12,251	Omnicom Group, Inc.	317,178
8,447	O’Reilly Automotive, Inc. *	245,554
2,133	Penn National Gaming, Inc. *	39,780
6,382	Penske Automotive Group, Inc.	47,354
5,940	PetSmart, Inc.	111,494
2,093	Polaris Industries, Inc.	44,518
2,834	Polo Ralph Lauren Corp.	116,279
40,540	Pulte Homes, Inc.	411,481
10,212	Quiksilver, Inc. *	21,445
10,167	RadioShack Corp.	116,514
20,545	Regal Entertainment Group, Class A	206,272
3,747	Regis Corp.	42,154
11,998	Rent-A-Center, Inc. *	178,170
5,833	Ross Stores, Inc.	171,607
9,086	Royal Caribbean Cruises Ltd.	58,968
6,391	Ryland Group, Inc.	99,700
23,906	Saks, Inc. *	60,243
2,570	Scholastic Corp.	28,013
3,835	Scripps Networks Interactive, Inc., Class A	82,337
10,018	Sears Holdings Corp. *	409,937
10,454	Service Corp International	47,566
5,803	Sherwin-Williams (The) Co.	277,093
2,744	Snap-On, Inc.	82,814
9,722	Sonic Automotive, Inc., Class A	19,736
50,810	Standard-Pacific Corp. *	71,642
4,242	Stanley Works (The)	132,605
26,537	Staples, Inc.	423,000
21,287	Starbucks Corp. *	200,949
7,833	Starwood Hotels & Resorts Worldwide, Inc.	118,435
4,665	Talbots (The), Inc.	9,470
35,063	Target Corp.	1,093,966
6,214	Tenneco, Inc. *	11,434

2,452	Thor Industries, Inc.	25,942
6,262	Ticketmaster Entertainment, Inc. *	37,259
4,001	Tiffany & Co.	83,021
3,883	Timberland (The) Co., Class A *	42,674
11,914	Time Warner Cable, Inc., Class A *	221,958
229,599	Time Warner, Inc.	2,142,158
15,977	TJX Cos., Inc.	310,273
12,279	Toll Brothers, Inc. *	208,989
8,315	Travelcenters of America LLC *	19,041
17,315	TRW Automotive Holdings Corp. *	53,503
2,553	Tupperware Brands Corp.	52,490
5,159	VF Corp.	289,007
14,959	Viacom, Inc., Class B *	220,645
24,684	Virgin Media, Inc.	112,065
2,267	WABCO Holdings, Inc.	33,892
72,158	Walt Disney (The) Co.	1,492,227
12,000	Warner Music Group Corp.	24,600
111	Washington Post (The) Co., Class B	43,352
30,454	Wendy’s/Arby’s Group, Inc., Class A	153,488
6,233	Whirlpool Corp.	208,369
5,650	Williams-Sonoma, Inc.	44,748
14,388	Wyndham Worldwide Corp.	88,198
10,925	Yum! Brands, Inc.	312,674
3,889	Zale Corp. *	4,822
		37,985,609
	Consumer Staples—13.0%
16,649	Alberto-Culver Co.	407,235
117,802	Altria Group, Inc.	1,948,445
29,673	Archer-Daniels-Midland Co.	812,447
12,242	Avon Products, Inc.	250,349
7,178	BJ’s Wholesale Club, Inc. *	205,865
5,006	Brown-Forman Corp., Class B	227,322
6,061	Bunge Ltd.	260,259
11,602	Campbell Soup Co.	352,353
3,584	Casey’s General Stores, Inc.	76,160
4,993	Chiquita Brands International, Inc. *	69,802
5,965	Clorox (The) Co.	299,145
58,918	Coca-Cola (The) Co.	2,516,977
23,885	Coca-Cola Enterprises, Inc.	268,229
11,517	Colgate-Palmolive Co.	749,066
37,395	ConAgra Foods, Inc.	639,455
16,873	Constellation Brands, Inc., Class A *	244,996
3,262	Corn Products International, Inc.	75,515
8,836	Cosan Ltd., Class A (Brazil) *	28,452
23,655	Costco Wholesale Corp.	1,065,185
27,703	CVS Caremark Corp.	744,657
22,906	Dean Foods Co. *	443,002
15,399	Del Monte Foods Co.	102,557
1,867	Energizer Holdings, Inc. *	88,925
7,179	Estee Lauder (The) Cos., Inc., Class A	188,449
2,848	Fresh Del Monte Produce, Inc. *	68,637
17,030	General Mills, Inc.	1,007,325
4,387	Great Atlantic & Pacific Tea Co., Inc. *	31,235
15,568	H.J. Heinz Co.	568,232

10,017	Hershey (The) Co.	373,434
4,232	Hormel Foods Corp.	126,241
6,172	J.M. Smucker (The) Co.	278,666
10,877	Kellogg Co.	475,216
20,413	Kimberly-Clark Corp.	1,050,657
92,307	Kraft Foods, Inc., Class A	2,589,211
61,246	Kroger (The) Co.	1,378,035
5,891	Lorillard, Inc.	350,279
5,516	McCormick & Co., Inc.	176,733
7,283	Molson Coors Brewing Co., Class B	293,286
2,691	Nash Finch Co.	115,794
2,737	NBTY, Inc. *	51,647
4,617	Pantry (The), Inc. *	76,781
9,429	Pepsi Bottling Group (The), Inc.	181,885
5,428	PepsiAmericas, Inc.	87,554
38,528	PepsiCo, Inc.	1,935,261
115,703	Philip Morris International, Inc.	4,298,366
94,361	Procter & Gamble (The) Co.	5,142,674
10,009	Reynolds American, Inc.	382,144
2,580	Ruddick Corp.	62,049
36,849	Safeway, Inc.	789,674
73,127	Sara Lee Corp.	733,464
15,325	Smithfield Foods, Inc. *	181,908
28,269	SUPERVALU, Inc.	495,838
38,953	Sysco Corp.	868,262
55,789	Tyson Foods, Inc., Class A	493,733
1,943	Universal Corp.	59,417
42,412	Walgreen Co.	1,162,513
155,883	Wal-Mart Stores, Inc.	7,345,206
1,189	Weis Markets, Inc.	36,990
7,264	Whole Foods Market, Inc.	74,456
6,726	Winn-Dixie Stores, Inc. *	92,415
		45,500,065
	Energy—11.0%
1,786	Alon USA Energy, Inc.	21,075
16,962	Anadarko Petroleum Corp.	623,184
8,607	Apache Corp.	645,525
2,240	Arch Coal, Inc.	34,026
7,609	Baker Hughes, Inc.	253,532
10,141	BJ Services Co.	111,551
3,784	Cameron International Corp. *	87,637
15,739	Chesapeake Energy Corp.	248,834
104,818	Chevron Corp.	7,391,765
2,841	Cimarex Energy Co.	70,570
84,045	ConocoPhillips	3,994,659
2,041	CONSOL Energy, Inc.	55,638
991	CVR Energy, Inc. *	5,064
3,014	Denbury Resources, Inc. *	36,891
12,532	Devon Energy Corp.	771,971
832	Diamond Offshore Drilling, Inc.	52,216
33,914	El Paso Corp.	277,417
2,853	ENSCO International, Inc.	78,058
3,458	EOG Resources, Inc.	234,349
192,050	Exxon Mobil Corp.	14,687,983

2,194	FMC Technologies, Inc. *	64,920
3,267	Forest Oil Corp. *	49,005
2,007	Foundation Coal Holdings, Inc.	32,554
2,430	Frontier Oil Corp.	34,700
4,839	General Maritime Corp.	51,390
24,263	Halliburton Co.	418,537
3,161	Helix Energy Solutions Group, Inc. *	16,279
2,789	Helmerich & Payne, Inc.	62,641
7,768	Hess Corp.	431,978
37,698	Marathon Oil Corp.	1,026,517
2,383	Massey Energy Co.	36,174
5,501	Murphy Oil Corp.	243,034
10,355	Nabors Industries Ltd. (Bermuda) *	113,387
6,489	National Oilwell Varco, Inc. *	171,569
5,194	Newfield Exploration Co. *	99,673
3,574	Noble Corp.	97,034
3,506	Noble Energy, Inc.	171,549
21,586	Occidental Petroleum Corp.	1,177,516
2,015	Overseas Shipholding Group, Inc.	71,936
5,645	Patterson-UTI Energy, Inc.	53,966
3,755	Peabody Energy Corp.	93,875
6,754	PetroHawk Energy Corp. *	133,121
4,455	Pioneer Natural Resources Co.	65,221
1,976	Plains Exploration & Production Co. *	41,733
6,283	Pride International, Inc. *	101,282
2,800	Rowan Cos., Inc.	35,448
14,085	Schlumberger Ltd.	574,809
917	SEACOR Holdings, Inc. *	59,642
3,447	Ship Finance International Ltd. (Bermuda)	39,158
3,973	Smith International, Inc.	90,187
4,921	Southern Union Co.	63,432
3,116	Southwestern Energy Co. *	98,621
18,202	Spectra Energy Corp.	264,111
2,085	Stone Energy Corp. *	17,889
11,325	Sunoco, Inc.	524,574
3,494	Teekay Corp. (Bahamas)	61,215
10,612	Tesoro Corp.	182,845
1,998	Tidewater, Inc.	83,137
2,619	Transocean Ltd. *	143,050
1,845	Unit Corp. *	46,014
14,628	USEC, Inc. *	74,457
33,710	Valero Energy Corp.	813,085
12,791	Weatherford International Ltd. *	141,085
1,420	Whiting Petroleum Corp. *	41,180
17,850	Williams (The) Cos., Inc.	252,578
4,078	World Fuel Services Corp.	137,714
8,219	XTO Energy, Inc.	304,843
		38,590,610
	Financials—16.6%
16,740	ACE Ltd.	730,868
12,241	Aflac, Inc.	284,114
956	Alexandria Real Estate Equities, Inc. REIT	56,729
274	Alleghany Corp. *	74,646
17,825	Allied Capital Corp.	27,807

4,258	Allied World Assurance Holdings Ltd. (Bermuda)	160,527
43,371	Allstate (The) Corp.	939,850
4,041	AMB Property Corp. REIT	65,141
86,188	AMBAC Financial Group, Inc.	98,254
10,625	American Capital Ltd.	30,388
47,104	American Express Co.	788,050
4,649	American Financial Group, Inc.	78,940
179,151	American International Group, Inc.	229,313
589	American National Insurance	32,896
17,107	AmeriCredit Corp. *	80,574
10,163	Ameriprise Financial, Inc.	204,784
13,588	Annaly Capital Management, Inc. REIT	205,722
12,397	Aon Corp.	459,309
9,589	Apartment Investment & Management Co., Class A REIT	85,246
8,996	Apollo Investment Corp.	58,924
2,255	Arch Capital Group Ltd. *	135,638
5,523	Arthur J. Gallagher & Co.	130,177
3,441	Aspen Insurance Holdings Ltd. (Bermuda)	76,046
8,811	Associated Banc-Corp	137,892
5,335	Assurant, Inc.	140,844
5,583	Astoria Financial Corp.	50,694
2,841	AvalonBay Communities, Inc. REIT	147,192
6,074	Axis Capital Holdings Ltd. (Bermuda)	147,355
4,824	BancorpSouth, Inc.	91,174
478,828	Bank of America Corp.	3,150,688
2,242	Bank of Hawaii Corp.	80,421
27,445	Bank of New York Mellon (The) Corp.	706,434
42,050	BB&T Corp.	832,170
1,212	Berkshire Hathaway, Inc., Class B *	3,622,668
655	BOK Financial Corp.	24,432
6,121	Boston Properties, Inc. REIT	265,039
8,513	Brandywine Realty Trust REIT	50,823
2,632	BRE Properties, Inc. REIT	66,826
3,309	Camden Property Trust REIT	87,225
28,484	Capital One Financial Corp.	451,187
12,438	CapitalSource, Inc.	45,274
4,801	CB Richard Ellis Group, Inc., Class A *	17,284
6,512	CBL & Associates Properties, Inc. REIT	26,504
21,587	Charles Schwab (The) Corp.	293,367
19,192	Chubb (The) Corp.	817,195
12,662	Cincinnati Financial Corp.	277,678
58,205	CIT Group, Inc.	162,392
662,187	Citigroup, Inc.	2,350,764
15,678	Citizens Republic Bancorp, Inc. *	18,030
2,782	City National Corp.	96,285
344	CME Group, Inc.	59,825
2,190	CNA Financial Corp.	25,470
18,155	Colonial BancGroup (The), Inc.	14,342
5,074	Colonial Properties Trust REIT	37,294
17,158	Comerica, Inc.	285,852
3,566	Commerce Bancshares, Inc.	124,632
4,351	CompuCredit Corp. *	13,923
28,549	Conseco, Inc. *	66,519
5,322	Cousins Properties, Inc. REIT	51,144
2,391	Cullen/Frost Bankers, Inc.	104,654
5,666	Developers Diversified Realty Corp. REIT	27,197

40,238	Discover Financial Services	287,702
13,805	Duke Realty Corp. REIT	127,144
102,746	E*TRADE Financial Corp. *	117,130
3,208	Endurance Specialty Holdings Ltd. (Bermuda)	87,450
2,533	Equity One, Inc. REIT	36,095
16,267	Equity Residential REIT	389,269
936	Erie Indemnity Co., Class A	33,181
2,845	Everest Re Group Ltd.	179,235
1,853	Federal Realty Investment Trust REIT	93,817
1,963	Federated Investors, Inc., Class B	38,318
43,145	Fidelity National Title Group, Inc., Class A	630,780
60,108	Fifth Third Bancorp	143,658
9,898	First American (The) Corp.	216,172
32,345	First Horizon National Corp.	307,924
4,053	First Industrial Realty Trust, Inc. REIT	22,048
7,198	FirstMerit Corp.	116,392
15,068	Flagstar Bancorp, Inc. *	9,041
4,692	Franklin Resources, Inc.	227,187
12,097	Fulton Financial Corp.	84,921
36,919	Genworth Financial, Inc., Class A	85,652
18,119	Goldman Sachs Group (The), Inc.	1,462,747
2,609	Hanover Insurance Group (The), Inc.	105,456
22,595	Hartford Financial Services Group (The), Inc.	297,350
5,539	HCC Insurance Holdings, Inc.	129,668
11,602	HCP, Inc. REIT	270,791
5,030	Health Care REIT, Inc.	190,184
6,062	Healthcare Realty Trust, Inc. REIT	100,084
4,631	Highwoods Properties, Inc. REIT	104,475
2,077	Home Properties, Inc. REIT	74,544
6,183	Hospitality Properties Trust REIT	82,976
20,497	Host Hotels & Resorts, Inc. REIT	110,274
29,258	HRPT Properties Trust REIT	93,040
16,525	Hudson City Bancorp, Inc.	191,690
29,981	Huntington Bancshares, Inc.	86,345
5,778	Interactive Brokers Group, Inc., Class A *	88,230
2,478	IPC Holdings Ltd.	63,585
17,811	iStar Financial, Inc. REIT	18,702
4,776	Janus Capital Group, Inc.	25,074
6,030	Jefferies Group, Inc.	69,586
254,130	JPMorgan Chase & Co.	6,482,855
54,006	Keycorp	393,164
10,334	Kimco Realty Corp. REIT	148,603
5,528	Legg Mason, Inc.	88,780
2,623	Leucadia National Corp.	41,758
8,954	Liberty Property Trust REIT	179,080
14,474	Lincoln National Corp.	218,992
21,322	Loews Corp.	520,257
5,985	M&T Bank Corp.	232,876
2,965	Macerich (The) Co. REIT	43,704
5,364	Mack-Cali Realty Corp. REIT	108,996
392	Markel Corp. *	105,852
35,686	Marsh & McLennan Cos., Inc.	689,810
20,856	Marshall & Ilsley Corp.	119,088
43,261	MBIA, Inc. *	166,987
2,056	Mercury General Corp.	79,649
41,855	MetLife, Inc.	1,202,494

8,255	MF Global Ltd. *	22,289
25,509	MGIC Investment Corp.	70,405
8,935	Montpelier Re Holdings Ltd. (Bermuda)	126,341
3,940	Moody’s Corp.	84,395
84,860	Morgan Stanley	1,716,718
4,188	NASDAQ OMX (The) Group, Inc. *	91,382
4,227	Nationwide Health Properties, Inc. REIT	107,915
3,988	Nelnet, Inc., Class A	55,114
21,452	New York Community Bancorp, Inc.	284,239
9,324	Newcastle Investment Corp. REIT	4,942
6,076	Northern Trust Corp.	349,492
1,866	NYSE Euronext	41,052
9,873	Och-Ziff Capital Management Group LLC, Class A	48,871
1,332	Odyssey Re Holdings Corp.	62,671
27,410	Old Republic International Corp.	282,871
7,170	OneBeacon Insurance Group Ltd.	60,587
3,291	PartnerRe Ltd.	215,659
3,614	Pennsylvania REIT	16,010
6,307	People’s United Financial, Inc.	103,183
15,580	PHH Corp. *	172,159
11,992	Phoenix (The) Cos., Inc.	20,986
2,195	Platinum Underwriters Holdings Ltd. (Bermuda)	61,043
8,224	Plum Creek Timber Co., Inc. REIT	253,052
23,685	PMI Group (The), Inc.	32,922
31,552	PNC Financial Services Group, Inc.	1,026,071
32,793	Popular, Inc.	89,853
2,361	Post Properties, Inc. REIT	30,905
3,769	Potlatch Corp. REIT	94,941
11,467	Principal Financial Group, Inc.	190,238
35,006	Progressive (The) Corp. *	425,323
8,895	ProLogis REIT	89,039
5,059	Protective Life Corp.	41,889
23,654	Prudential Financial, Inc.	609,091
3,820	Public Storage REIT	236,343
28,089	Radian Group, Inc.	90,447
6,335	Raymond James Financial, Inc.	117,261
3,796	Rayonier, Inc. REIT	111,754
5,610	Realty Income Corp. REIT	108,105
4,966	Redwood Trust, Inc. REIT	63,019
2,937	Regency Centers Corp. REIT	103,676
56,427	Regions Financial Corp.	195,237
3,810	Reinsurance Group of America, Inc.	135,750
2,710	RenaissanceRe Holdings Ltd. (Bermuda)	121,110
3,726	Selective Insurance Group, Inc.	57,194
6,643	Senior Housing Properties Trust REIT	107,484
6,791	Simon Property Group, Inc. REIT	291,877
1,462	SL Green Realty Corp. REIT	22,968
31,158	SLM Corp. *	356,759
7,635	South Financial Group (The), Inc.	14,354
2,568	StanCorp Financial Group, Inc.	66,306
9,665	State Street Corp.	224,905
2,203	Stewart Information Services Corp.	32,693
315	Student Loan Corp.	14,786
26,270	SunTrust Banks, Inc.	322,070
36,171	Synovus Financial Corp.	143,237
4,636	T. Rowe Price Group, Inc.	127,861

9,719	TCF Financial Corp.	120,418
14,316	TD Ameritrade Holding Corp. *	160,912
3,030	TFS Financial Corp.	38,966
4,391	Torchmark Corp.	131,730
1,157	Transatlantic Holdings, Inc.	37,198
38,816	Travelers (The) Cos., Inc.	1,499,850
1,041	Tree.com, Inc. *	4,133
4,571	Trustmark Corp.	92,791
99,052	U.S. Bancorp	1,469,932
7,693	UDR, Inc. REIT	90,239
5,040	Unitrin, Inc.	64,310
22,325	Unum Group	316,122
7,990	Valley National Bancorp	104,030
3,263	Ventas, Inc. REIT	90,940
600	Virtus Investment Partners, Inc. *	3,636
7,020	Vornado Realty Trust REIT	356,686
7,967	W.R. Berkley Corp.	210,966
5,127	Washington Federal, Inc.	62,960
4,878	Webster Financial Corp.	20,390
5,272	Weingarten Realty Investors REIT	85,354
264,304	Wells Fargo & Co.	4,995,345
56	Wesco Financial Corp.	16,890
553	White Mountains Insurance Group Ltd.	133,550
4,036	Whitney Holding Corp.	52,428
5,913	Willis Group Holdings Ltd.	146,406
4,138	Wilmington Trust Corp.	56,649
36,257	XL Capital Ltd., Class A	105,145
7,321	Zions Bancorp	109,229
		58,147,543
	Health Care—12.4%
47,682	Abbott Laboratories	2,643,490
13,189	Aetna, Inc.	408,859
1,001	Alcon, Inc. (Switzerland)	85,726
3,403	Allergan, Inc.	129,722
2,537	AMERIGROUP Corp. *	70,960
25,108	AmerisourceBergen Corp.	911,923
34,218	Amgen, Inc. *	1,876,857
14,120	Baxter International, Inc.	828,138
2,137	Beckman Coulter, Inc.	106,252
5,582	Becton, Dickinson & Co.	405,644
6,398	Biogen Idec, Inc. *	311,263
74,197	Boston Scientific Corp. *	658,127
124,443	Bristol-Myers Squibb Co.	2,664,325
1,914	Brookdale Senior Living, Inc.	13,015
1,626	C.R. Bard, Inc.	139,137
29,975	Cardinal Health, Inc.	1,128,559
1,917	Celgene Corp. *	101,505
1,857	Cephalon, Inc. *	143,323
2,062	Cerner Corp. *	69,531
1,822	Charles River Laboratories International, Inc. *	44,475
15,398	CIGNA Corp.	267,309
6,547	Community Health Systems, Inc. *	122,036
1,017	Covance, Inc. *	39,256
5,936	Coventry Health Care, Inc. *	89,812

15,039	Covidien Ltd.	576,595
3,898	DaVita, Inc. *	183,206
2,852	DENTSPLY International, Inc.	76,747
43,915	Eli Lilly & Co.	1,616,950
7,975	Express Scripts, Inc. *	428,736
7,304	Forest Laboratories, Inc. *	182,892
4,135	Genentech, Inc. *	335,927
5,125	Genzyme Corp. *	353,215
4,460	Gilead Sciences, Inc. *	226,434
39,819	Health Management Associates, Inc., Class A *	63,312
8,206	Health Net, Inc. *	120,054
3,152	Henry Schein, Inc. *	117,979
3,165	Hill-Rom Holdings, Inc.	44,563
4,407	Hospira, Inc. *	109,734
7,462	Humana, Inc. *	283,034
4,126	IMS Health, Inc.	59,910
92,529	Johnson & Johnson	5,337,999
5,308	Kindred Healthcare, Inc. *	72,030
19,892	King Pharmaceuticals, Inc. *	173,856
3,007	Laboratory Corp. of America Holdings *	178,014
4,586	Life Technologies Corp. *	116,760
4,552	LifePoint Hospitals, Inc. *	102,602
3,636	Lincare Holdings, Inc. *	87,446
2,326	Magellan Health Services, Inc. *	84,248
28,070	McKesson Corp.	1,240,694
27,398	Medco Health Solutions, Inc. *	1,230,992
23,996	Medtronic, Inc.	803,626
95,584	Merck & Co., Inc.	2,728,923
10,046	Mylan, Inc. *	113,821
10,590	Omnicare, Inc.	296,096
2,887	Owens & Minor, Inc.	114,816
3,616	Patterson Cos., Inc. *	66,498
4,841	PerkinElmer, Inc.	61,093
418,597	Pfizer, Inc.	6,103,145
5,045	Quest Diagnostics, Inc	248,971
40,452	Schering-Plough Corp.	710,337
6,174	St. Jude Medical, Inc. *	224,548
3,877	Stryker Corp.	163,764
2,442	Teleflex, Inc.	129,866
86,040	Tenet Healthcare Corp. *	92,063
11,013	Thermo Fisher Scientific, Inc. *	395,697
35,662	UnitedHealth Group, Inc.	1,010,304
2,858	Universal Health Services, Inc., Class B	108,175
2,046	Varian Medical Systems, Inc. *	75,968
2,432	Warner Chilcott Ltd., Class A *	33,440
5,702	Watson Pharmaceuticals, Inc. *	155,551
25,102	WellPoint, Inc. *	1,040,478
50,480	Wyeth	2,169,126
4,768	Zimmer Holdings, Inc. *	173,555
		43,683,034
	Industrials—10.2%
25,556	3M Co.	1,374,657
2,156	Acuity Brands, Inc.	57,932
5,858	Aecom Technology Corp. *	148,266

3,115	AGCO Corp. *	66,287
4,510	Alaska Air Group, Inc. *	118,884
2,289	Alexander & Baldwin, Inc.	50,450
1,339	Alliant Techsystems, Inc. *	108,205
1,796	AMERCO, Inc. *	55,227
2,040	AMETEK, Inc.	65,198
47,270	AMR Corp. *	280,784
2,247	Armstrong World Industries, Inc. *	37,255
6,364	Avery Dennison Corp.	154,200
33,467	Avis Budget Group, Inc. *	23,092
19,714	BlueLinx Holdings, Inc. *	46,919
23,960	Boeing (The) Co.	1,013,748
6,386	Briggs & Stratton Corp.	94,449
1,554	Brink’s (The) Co.	41,072
11,417	Burlington Northern Santa Fe Corp.	756,376
3,452	C.H. Robinson Worldwide, Inc.	158,723
2,952	Carlisle Cos., Inc.	55,114
21,209	Caterpillar, Inc.	654,298
5,627	Cintas Corp.	128,014
15,274	Continental Airlines, Inc., Class B *	205,741
3,486	Con-way, Inc.	76,797
7,263	Cooper Industries Ltd., Class A	195,447
3,972	Corrections Corp. of America *	54,734
2,317	Covanta Holding Corp. *	40,061
2,511	Crane Co.	43,742
13,188	CSX Corp.	381,924
6,731	Cummins, Inc.	161,409
4,549	Danaher Corp.	254,426
11,248	Deere & Co.	390,756
6,063	Deluxe Corp.	69,906
8,365	Dover Corp.	236,562
7,542	Eaton Corp.	331,999
6,221	EMCOR Group, Inc. *	128,090
27,814	Emerson Electric Co.	909,518
2,859	Equifax, Inc.	70,674
3,530	Expeditors International of Washington, Inc.	98,169
2,391	Fastenal Co.	81,724
15,482	FedEx Corp.	788,653
1,233	Flowserve Corp.	65,731
4,856	Fluor Corp.	188,898
1,325	Foster Wheeler Ltd. *	26,460
3,405	GATX Corp.	82,061
12,718	General Dynamics Corp.	721,492
484,777	General Electric Co.	5,880,346
4,738	Goodrich Corp.	183,171
2,669	Granite Construction, Inc.	94,002
2,794	Harsco Corp.	66,274
56,496	Hertz Global Holdings, Inc. *	285,870
3,304	HNI Corp.	43,646
26,371	Honeywell International, Inc.	865,233
3,157	Hubbell, Inc., Class B	97,867
18,214	Illinois Tool Works, Inc.	594,869
15,576	Ingersoll-Rand Co. Ltd., Class A	252,487
5,775	Iron Mountain, Inc. *	118,157
5,895	ITT Corp.	266,926
3,311	J.B. Hunt Transport Services, Inc.	73,736

3,272	Jacobs Engineering Group, Inc. *	126,528
19,789	JetBlue Airways Corp. *	111,412
512	John Bean Technologies Corp.	4,966
1,380	Joy Global, Inc.	28,745
3,596	Kansas City Southern *	65,303
9,606	KBR, Inc.	136,021
6,218	Kelly Services, Inc., Class A	56,335
3,947	Kennametal, Inc.	63,310
3,674	L-3 Communications Holdings, Inc.	290,319
2,586	Lennox International, Inc.	72,692
1,325	Lincoln Electric Holdings, Inc.	54,550
13,139	Lockheed Martin Corp.	1,077,924
6,279	Manpower, Inc.	178,700
39,220	Masco Corp.	306,700
1,694	McDermott International, Inc. *	17,567
2,204	MSC Industrial Direct Co., Class A	75,509
3,522	Mueller Industries, Inc.	70,863
10,578	Mueller Water Products, Inc., Class B	71,613
1,216	NACCO Industries, Inc., Class A	38,900
13,731	Norfolk Southern Corp.	526,721
19,377	Northrop Grumman Corp.	932,421
3,726	Oshkosh Corp.	26,902
15,330	Owens Corning, Inc. *	204,502
20,003	PACCAR, Inc.	527,879
3,344	Pall Corp.	87,178
6,897	Parker Hannifin Corp.	263,534
5,014	Pentair, Inc.	114,670
12,476	Pitney Bowes, Inc.	277,716
1,890	Precision Castparts Corp.	122,756
14,257	R.R. Donnelley & Sons Co.	139,148
17,088	Raytheon Co.	864,995
29,778	Republic Services, Inc.	770,059
4,576	Robert Half International, Inc.	77,563
5,546	Rockwell Automation, Inc.	144,418
3,992	Rockwell Collins, Inc.	150,419
1,750	Roper Industries, Inc.	71,995
4,721	Ryder System, Inc.	159,475
20	Seaboard Corp.	20,100
2,472	Shaw Group (The), Inc. *	68,722
3,960	Skywest, Inc.	61,974
34,411	Southwest Airlines Co.	241,909
3,972	Spirit Aerosystems Holdings, Inc., Class A *	54,019
2,188	SPX Corp.	92,137
6,858	Steelcase, Inc., Class A	29,627
3,194	Terex Corp. *	37,817
9,341	Textron, Inc.	84,349
2,466	Thomas & Betts Corp. *	52,748
6,497	Timken (The) Co.	96,740
3,807	Trinity Industries, Inc.	43,819
44,257	Tyco International Ltd. (Bermuda)	930,282
23,863	UAL Corp. *	225,267
18,696	Union Pacific Corp.	818,698
39,790	United Parcel Service, Inc., Class B	1,690,678
9,166	United Rentals, Inc. *	51,146
2,634	United Stationers, Inc. *	73,778
30,977	United Technologies Corp.	1,486,586

4,335	URS Corp. *	147,607
7,120	US Airways Group, Inc. *	40,370
5,696	USG Corp. *	37,081
3,352	W.W. Grainger, Inc.	244,528
27,482	Waste Management, Inc.	857,164
3,793	Werner Enterprises, Inc.	56,895
3,571	WESCO International, Inc. *	65,778
22,441	YRC Worldwide, Inc. *	64,630
		35,901,465
	Information Technology—10.5%
18,930	Accenture Ltd., Class A (Bermuda)	597,431
9,011	Activision Blizzard, Inc. *	78,936
6,734	Adobe Systems, Inc. *	130,034
63,126	Advanced Micro Devices, Inc. *	138,246
5,874	Affiliated Computer Services, Inc., Class A *	269,382
7,690	Agilent Technologies Inc. *	139,035
1,353	Alliance Data Systems Corp. *	56,271
6,435	Altera Corp.	98,970
6,559	Amdocs Ltd. (Guernsey) *	110,978
7,308	Amkor Technology, Inc. *	16,955
2,470	Amphenol Corp., Class A	64,591
9,159	Analog Devices, Inc.	182,997
2,004	Anixter International, Inc. *	54,068
9,313	Apple, Inc. *	839,381
27,129	Applied Materials, Inc.	254,199
12,407	Arrow Electronics, Inc. *	236,601
28,307	Atmel Corp. *	94,545
2,759	Autodesk, Inc. *	45,689
19,447	Automatic Data Processing, Inc.	706,510
13,900	Avnet, Inc. *	275,498
3,293	AVX Corp.	30,032
5,459	Benchmark Electronics, Inc. *	64,089
3,402	BMC Software, Inc. *	86,173
11,904	Broadcom Corp., Class A *	188,678
6,382	Broadridge Financial Solutions, Inc.	86,093
9,952	CA, Inc.	179,036
1,955	CACI International, Inc., Class A *	88,268
12,614	Cadence Design Systems, Inc. *	47,681
5,459	Check Point Software Technologies Ltd. (Israel) *	123,756
116,313	Cisco Systems, Inc. *	1,741,205
3,105	Citrix Systems, Inc. *	65,329
16,554	Computer Sciences Corp. *	609,849
10,151	Compuware Corp. *	65,982
11,029	Convergys Corp. *	83,048
20,386	Corning, Inc.	206,102
79,311	Dell, Inc. *	753,455
5,952	Diebold, Inc.	147,491
1,700	DST Systems, Inc. *	54,009
17,541	eBay, Inc. *	210,843
6,478	Electronic Arts, Inc. *	100,020
49,052	EMC Corp. *	541,534
7,592	Fairchild Semiconductor International, Inc. *	34,544
6,956	Fidelity National Information Services, Inc.	110,670
5,265	Fiserv, Inc. *	167,164

67,018	Flextronics International Ltd. (Singapore) *	174,917
1,551	Google, Inc., Class A *	525,060
3,545	Harris Corp.	153,463
3,324	Hewitt Associates, Inc., Class A *	94,335
76,610	Hewlett-Packard Co.	2,662,197
14,006	IAC/InterActiveCorp *	205,888
36,257	Ingram Micro, Inc., Class A *	444,873
6,107	Insight Enterprises, Inc. *	31,634
9,286	Integrated Device Technology, Inc. *	53,302
191,999	Intel Corp.	2,476,786
41,964	International Business Machines Corp.	3,846,000
4,839	International Rectifier Corp. *	65,907
4,108	Intersil Corp., Class A	38,245
7,724	Intuit, Inc. *	174,949
21,073	Jabil Circuit, Inc.	122,645
11,564	Juniper Networks, Inc. *	163,746
4,443	KLA-Tencor Corp.	89,038
2,737	Lam Research Corp. *	55,315
3,463	Lender Processing Services, Inc.	89,761
6,500	Lexmark International, Inc., Class A *	153,920
5,266	Linear Technology Corp.	123,330
26,200	LSI Corp. *	83,316
12,507	Marvell Technology Group Ltd. (Bermuda) *	91,176
1,061	Mastercard, Inc., Class A	144,063
2,950	McAfee, Inc. *	89,946
1,101	MEMC Electronic Materials, Inc. *	14,974
6,433	Metavante Technologies, Inc. *	93,343
821	Mettler Toledo International, Inc. *	54,662
4,618	Microchip Technology, Inc.	87,603
70,611	Micron Technology, Inc. *	262,673
356,993	Microsoft Corp.	6,104,579
3,404	Molex, Inc.	45,511
2,790	Molex, Inc., Class A	34,094
170,759	Motorola, Inc.	756,462
8,470	National Semiconductor Corp.	85,886
11,240	NCR Corp. *	141,062
6,633	NetApp, Inc. *	98,367
4,514	Novellus Systems, Inc. *	62,248
8,063	NVIDIA Corp. *	64,101
88,306	Oracle Corp. *	1,486,190
9,501	Paychex, Inc.	230,779
5,690	Perot Systems Corp., Class A *	73,913
28,455	QUALCOMM, Inc.	983,120
19,475	SAIC, Inc. *	384,437
11,362	SanDisk Corp. *	129,868
214,986	Sanmina-SCI Corp. *	70,945
21,058	Seagate Technology (Cayman Islands)	79,810
56,848	Spansion, Inc., Class A *	3,809
30,933	Sun Microsystems, Inc. *	128,681
36,035	Symantec Corp. *	552,417
2,157	SYNNEX Corp. *	33,110
4,445	Synopsys, Inc. *	82,233
14,859	Tech Data Corp. *	269,096
23,802	Tellabs, Inc. *	98,302
7,150	Teradyne, Inc. *	34,392
31,014	Texas Instruments, Inc.	463,659

5,351	Total System Services, Inc.	67,744
22,819	Tyco Electronics Ltd.	323,117
31,861	UTStarcom, Inc. *	46,836
7,128	VeriSign, Inc. *	137,642
23,245	Vishay Intertechnology, Inc. *	68,805
6,832	Western Digital Corp. *	100,294
9,268	Western Union (The) Co.	126,601
59,395	Xerox Corp.	394,383
6,783	Xilinx, Inc.	114,294
15,205	Yahoo!, Inc. *	178,355
		36,897,577
	Materials—2.9%
13,549	AbitibiBowater, Inc. *	10,297
7,269	Air Products & Chemicals, Inc.	365,631
1,817	Airgas, Inc.	64,158
3,299	AK Steel Holding Corp.	26,623
1,867	Albemarle Corp.	41,541
40,637	Alcoa, Inc.	316,562
1,833	Allegheny Technologies, Inc.	40,491
2,276	AptarGroup, Inc.	70,146
10,280	Ashland, Inc.	82,446
4,648	Ball Corp.	178,204
7,719	Bemis Co., Inc.	174,218
4,734	Cabot Corp.	63,246
1,268	Carpenter Technology Corp.	20,922
4,571	Celanese Corp., Series A	48,681
18,093	Chemtura Corp.	13,570
1,065	Clearwater Paper Corp. *	12,045
6,688	Commercial Metals Co.	76,912
10,208	Crown Holdings, Inc. *	191,400
2,050	Cytec Industries, Inc.	41,902
31,583	Domtar Corp. *	47,059
69,893	Dow Chemical (The) Co.	810,059
46,619	E.I. du Pont de Nemours & Co.	1,070,371
4,908	Eastman Chemical Co.	127,363
5,448	Ecolab, Inc.	185,014
1,871	FMC Corp.	83,484
5,115	Freeport-McMoRan Copper & Gold, Inc.	128,591
15,962	Graphic Packaging Holding Co. *	13,887
1,204	Greif, Inc., Class A	36,433
109	Greif, Inc., Class B	3,310
14,597	Huntsman Corp.	38,828
3,090	International Flavors & Fragrances, Inc.	88,436
41,259	International Paper Co.	376,282
15,993	Louisiana-Pacific Corp.	33,265
3,179	Lubrizol (The) Corp.	108,467
1,266	Martin Marietta Materials, Inc.	101,938
15,869	MeadWestvaco Corp.	184,715
5,167	Monsanto Co.	393,002
1,376	Mosaic (The) Co.	49,082
8,128	Nalco Holding Co.	79,736
10,835	Newmont Mining Corp.	431,016
10,878	Nucor Corp.	443,714
5,914	Olin Corp.	83,092

4,523	Owens-Illinois, Inc. *	85,937
4,159	Packaging Corp. of America	59,058
7,042	Pactiv Corp. *	152,248
10,515	PPG Industries, Inc.	395,154
7,033	Praxair, Inc.	437,875
2,551	Reliance Steel & Aluminum Co.	56,454
3,471	Rockwood Holdings, Inc. *	26,067
6,946	Rohm & Haas Co.	383,350
8,580	RPM International, Inc.	105,620
3,878	Scotts Miracle-Gro (The) Co., Class A	124,949
7,818	Sealed Air Corp.	105,934
2,456	Sigma-Aldrich Corp.	88,612
1,464	Silgan Holdings, Inc.	67,110
7,153	Sonoco Products Co.	164,018
5,621	Southern Copper Corp.	78,357
3,103	Steel Dynamics, Inc.	32,954
20,922	Temple-Inland, Inc.	118,628
4,454	United States Steel Corp.	133,754
991	Valhi, Inc.	14,716
6,482	Valspar (The) Corp.	112,463
3,791	Vulcan Materials Co.	187,503
1,849	Westlake Chemical Corp.	25,276
19,817	Weyerhaeuser Co.	541,797
7,914	Worthington Industries, Inc.	79,615
		10,333,588
	Telecommunication Services—4.7%
6,336	American Tower Corp., Class A *	192,234
256,819	AT&T, Inc.	6,322,884
7,152	CenturyTel, Inc.	194,105
1,866	Crown Castle International Corp. *	36,424
8,931	Embarq Corp.	319,015
37,121	Frontier Communications Corp.	301,051
2,273	Leap Wireless International, Inc. *	57,280
75,032	Level 3 Communications, Inc. *	75,032
3,592	NII Holdings, Inc. *	69,685
142,856	Qwest Communications International, Inc.	459,996
442,728	Sprint Nextel Corp. *	1,075,829
3,179	Telephone & Data Systems, Inc.	96,991
3,433	Telephone & Data Systems, Inc., Special Shares	93,034
3,292	US Cellular Corp. *	138,099
234,664	Verizon Communications, Inc.	7,009,415
11,092	Windstream Corp.	96,279
		16,537,353
	Utilities—7.8%
46,523	AES (The) Corp. *	367,997
5,437	AGL Resources, Inc.	167,623
3,817	Allegheny Energy, Inc.	126,877
2,807	ALLETE, Inc.	87,298
8,695	Alliant Energy Corp.	250,677
19,222	Ameren Corp.	639,132
33,167	American Electric Power Co., Inc.	1,039,785
5,027	Aqua America, Inc.	104,260

9,858	Atmos Energy Corp.	242,014
5,234	Avista Corp.	99,655
2,635	Black Hills Corp.	69,828
36,027	Centerpoint Energy, Inc.	482,041
4,072	Cleco Corp.	93,045
21,873	CMS Energy Corp.	257,008
25,254	Consolidated Edison, Inc.	1,029,101
7,648	Constellation Energy Group, Inc.	201,142
43,534	Dominion Resources, Inc.	1,531,526
5,404	DPL, Inc.	116,456
17,740	DTE Energy Co.	612,030
136,578	Duke Energy Corp.	2,069,156
21,874	Dynegy, Inc., Class A *	46,154
18,469	Edison International	601,535
1,900	Energen Corp.	55,499
9,190	Entergy Corp.	701,748
2,603	Equitable Resources, Inc.	89,101
23,709	Exelon Corp.	1,285,502
18,828	FirstEnergy Corp.	941,212
19,308	FPL Group, Inc.	995,327
10,674	Great Plains Energy, Inc.	203,553
8,783	Hawaiian Electric Industries, Inc.	190,415
3,916	IDACORP, Inc.	113,995
4,872	Integrys Energy Group, Inc.	203,406
9,455	MDU Resources Group, Inc.	188,060
5,585	Mirant Corp. *	95,894
4,235	National Fuel Gas Co.	126,881
3,933	New Jersey Resources Corp.	157,674
5,126	Nicor, Inc.	175,360
35,856	NiSource, Inc.	347,086
13,252	Northeast Utilities	315,398
9,171	NRG Energy, Inc. *	214,235
8,747	NSTAR	295,824
14,333	NV Energy, Inc.	153,793
8,216	OGE Energy Corp.	202,771
7,165	ONEOK, Inc.	209,361
20,734	Pepco Holdings, Inc.	369,273
28,161	PG&E Corp.	1,088,986
5,007	Piedmont Natural Gas Co., Inc.	129,731
10,842	Pinnacle West Capital Corp.	362,882
13,874	PNM Resources, Inc.	139,295
5,908	Portland General Electric Co.	114,911
15,677	PPL Corp.	480,657
26,040	Progress Energy, Inc.	1,008,269
24,191	Public Service Enterprise Group, Inc.	763,710
10,308	Puget Energy, Inc.	303,055
4,149	Questar Corp.	140,983
20,169	Reliant Energy, Inc. *	102,660
9,851	SCANA Corp.	337,791
13,429	Sempra Energy	588,727
52,209	Southern Co.	1,746,390
4,409	Southwest Gas Corp.	113,576
20,196	TECO Energy, Inc.	242,554
8,793	UGI Corp.	223,078
4,135	Unisource Energy Corp.	116,772
6,815	Vectren Corp.	175,759

8,513	Westar Energy, Inc.	170,941
4,941	WGL Holdings, Inc.	158,606
7,232	Wisconsin Energy Corp.	322,403
42,612	Xcel Energy, Inc.	786,618
		27,484,062
	Total Investments (Cost $685,558,542)(a)—99.9%	351,060,906
	Other assets less liabilities—0.1%	286,794

	Net Assets—100.0%	$351,347,700

REIT Real Estate Investment Trust
* Non-income producing security.

(

a)   At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $686,312,568. The net unrealized depreciation was $335,251,662 which consisted of aggregate gross unrealized appreciation of $1,012,400 and aggregate gross unrealized depreciation of $336,264,062.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NXQ Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.2%
	Consumer Discretionary—16.4%
1,033	Ctrip.com International Ltd. ADR (China)	$21,683
2,201	Discovery Communications, Inc., Class C *	31,650
1,419	Dollar Tree, Inc. *	60,606
1,990	PetSmart, Inc.	37,352
635	Priceline.com, Inc. *	42,602
222	Strayer Education, Inc.	48,047
5,125	Virgin Media, Inc.	23,268
		265,208
	Energy—1.4%
2,420	Patterson-UTI Energy, Inc.	23,135

	Health Care—36.7%
1,220	Alexion Pharmaceuticals, Inc. *	44,981
1,563	BioMarin Pharmaceutical, Inc. *	30,103
1,268	Cerner Corp. *	42,757
1,833	Endo Pharmaceuticals Holdings, Inc. *	41,188
851	Gen-Probe, Inc. *	38,312
932	IDEXX Laboratories, Inc. *	30,570
1,103	Immucor, Inc. *	30,564
1,164	Lincare Holdings, Inc. *	27,994
728	Myriad Genetics, Inc. *	54,288
902	OSI Pharmaceuticals, Inc. *	32,111
1,444	Perrigo Co.	42,381
875	Psychiatric Solutions, Inc. *	22,750
3,088	Qiagen N.V. (Netherlands) *	52,960
845	Shire PLC ADR	36,901
595	Techne Corp.	35,682
413	United Therapeutics Corp. *	28,063
		591,605
	Industrials—9.1%
1,169	Bucyrus International, Inc.	18,120
1,304	Copart, Inc. *	31,413
820	Landstar System, Inc.	29,413
670	Lincoln Electric Holdings, Inc.	27,584
2,012	UAL Corp. *	18,993
1,059	Woodward Governor Co.	21,784
		147,307
	Information Technology—28.2%
1,404	Ansys, Inc. *	34,903
1,984	ASML Holding N.V. (Netherlands)	32,815
6,997	Atmel Corp. *	23,370
585	Equinix, Inc. *	31,210
1,247	F5 Networks, Inc. *	27,646
1,266	Microsemi Corp. *	10,634
1,240	National Instruments Corp.	26,623
3,765	Nuance Communications, Inc. *	37,123

6,417	ON Semiconductor Corp. *	26,759
1,300	Polycom, Inc. *	18,265
3,538	SanDisk Corp. *	40,439
872	SINA Corp. (China) *	17,841
603	Sohu.com, Inc. *	23,849
2,219	Synopsys, Inc. *	41,052
4,289	Telefonaktiebolaget LM Ericsson ADR (Sweden)	34,269
1,871	Trimble Navigation Ltd. *	27,728
		454,526
	Materials—4.4%
985	Randgold Resources Ltd. ADR (Channel Islands)	43,793
594	Silgan Holdings, Inc.	27,229
		71,022
	Telecommunication Services—4.0%
1,087	Leap Wireless International, Inc. *	27,392
1,825	SBA Communications Corp., Class A *	36,318
		63,710
	Total Investments (Cost $2,126,732)(a)—100.2%	1,616,513
	Liabilities in excess of other assets—(0.2%)	(3,370)

	Net Assets—100.0%	$1,613,143

ADR American Depositary Receipt
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal Income tax and financial statements purposes is the same. The net unrealized depreciation was $510,219 which consisted of aggregate gross unrealized appreciation of $33,778 and aggregate gross unrealized depreciation of $543,997.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Consumer Discretionary—14.3%
846	Apollo Group, Inc., Class A*	$68,915
4,040	Corinthian Colleges, Inc.*	75,467
1,534	Dollar Tree, Inc.*	65,517
721	ITT Educational Services, Inc.*	88,330
2,206	Marvel Entertainment, Inc.*	60,687
3,183	Monro Muffler, Inc.	77,251
2,827	Netflix, Inc.*	102,168
6,193	Overstock.com, Inc.*	67,999
1,462	Panera Bread Co., Class A*	68,685
3,623	PetMed Express, Inc.*	52,316
271	Strayer Education, Inc.	58,653
1,693	Tractor Supply Co.*	57,071
3,378	Universal Technical Institute, Inc.*	59,216
		902,275
	Consumer Staples—1.7%
2,191	Casey’s General Stores, Inc.	46,559
895	Chattem, Inc.*	60,502
		107,061
	Energy—3.4%
1,549	Comstock Resources, Inc.*	59,063
3,888	Dresser-Rand Group, Inc.*	75,738
1,790	IHS, Inc., Class A*	78,403
		213,204
	Financials—2.5%
5,780	Crawford & Co., Class B*	51,847
2,459	Home Bancshares, Inc.	50,631
4,885	TD Ameritrade Holding Corp.*	54,907
		157,385
	Health Care—30.2%
6,846	Albany Molecular Research, Inc.*	58,670
8,308	Alliance Imaging, Inc.*	73,609
2,915	Bio-Reference Labs, Inc.*	71,126
792	C.R. Bard, Inc.	67,771
884	Cephalon, Inc.*	68,227
1,806	Cerner Corp.*	60,898
4,732	Cyberonics, Inc.*	72,825
1,305	Edwards Lifesciences Corp.*	75,024
1,915	Emergency Medical Services Corp., Class A*	64,191
1,130	Express Scripts, Inc.*	60,749
2,048	Genoptix, Inc.*	69,427
1,763	Gen-Probe, Inc.*	79,370
2,575	Gentiva Health Services, Inc.*	65,096
1,136	Haemonetics Corp.*	67,194
2,677	Immucor, Inc.*	74,180

5,645	InterMune, Inc.*	64,579
1,946	LHC Group, Inc.*	51,783
1,547	Medco Health Solutions, Inc.*	69,507
4,477	Merit Medical Systems, Inc.*	68,901
10,581	NPS Pharmaceuticals, Inc.*	66,025
7,400	Pain Therapeutics, Inc.*	49,136
2,467	Pharmaceutical Product Development, Inc.	58,937
7,599	Questcor Pharmaceuticals, Inc.*	49,014
2,318	St. Jude Medical, Inc.*	84,306
1,048	Techne Corp.	62,849
1,610	Varian Medical Systems, Inc.*	59,779
5,749	Viropharma, Inc.*	68,988
1,576	Waters Corp.*	57,004
2,736	Watson Pharmaceuticals, Inc.*	74,638
		1,913,803
	Industrials—15.9%
3,675	American Ecology Corp.	73,317
3,316	Argon ST, Inc.*	63,468
1,272	C.H. Robinson Worldwide, Inc.	58,487
3,257	Covanta Holding Corp.*	56,314
1,943	Expeditors International of Washington, Inc.	54,035
2,129	Exponent, Inc.*	52,203
1,427	Fluor Corp.	55,510
2,433	Hub Group, Inc., Class A*	55,229
3,229	II-VI, Inc.*	60,802
4,122	Knight Transportation, Inc.	54,987
2,021	Landstar System, Inc.	72,493
3,447	Marten Transport Ltd.*	60,874
3,753	Resources Connection, Inc.*	54,306
1,599	Teledyne Technologies, Inc.*	44,564
1,298	Union Pacific Corp.	56,839
2,301	Waste Connections, Inc.*	66,775
3,059	Woodward Governor Co.	62,924
		1,003,127
	Information Technology—29.6%
4,417	Altera Corp.	67,933
2,798	Amphenol Corp., Class A	73,168
2,251	Ansys, Inc.*	55,960
4,834	Cogent, Inc.*	56,268
4,767	Cognex Corp.	62,257
1,370	Comtech Telecommunications Corp.*	53,156
2,684	EMS Technologies, Inc.*	64,416
2,609	F5 Networks, Inc.*	57,842
1,624	Factset Research Systems, Inc.	64,635
2,094	FLIR Systems, Inc.*	52,287
2,835	Forrester Research, Inc.*	59,195
1,796	Global Payments, Inc.	62,339
4,681	Informatica Corp.*	59,730
2,450	InterDigital, Inc.*	79,209
4,994	Interwoven, Inc.*	78,755
10,581	Ixia*	56,291
3,738	Juniper Networks, Inc.*	52,930
1,194	Mantech International Corp., Class A*	64,034
8,780	Micrel, Inc.	66,728
2,257	NCI, Inc., Class A*	67,710
3,393	NeuStar, Inc., Class A*	46,213
5,483	Pegasystems, Inc.	74,404
7,024	Red Hat, Inc.*	102,901

8,686	S1 Corp.*	57,936
16,489	Sapient Corp.*	70,243
2,705	Syntel, Inc.	58,293
5,177	Ultratech, Inc.*	57,982
6,223	VASCO Data Security International, Inc.*	42,192
4,018	Websense, Inc.*	45,002
7,790	Wind River Systems, Inc.*	62,086
		1,872,095
	Materials—0.9%
1,692	Ecolab, Inc.	57,460

	Telecommunication Services—1.8%
8,470	Global Crossing Ltd.*	52,006
2,613	Shenandoah Telecommunications Co.	63,705
		115,711
	Total Common Stocks (Cost $7,341,088)	6,342,121

	Money Market Fund—0.2%
9,631	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,631)	9,631

	Total Investments (Cost $7,350,719)(a)—100.5%	6,351,752
	Liabilities in excess of other assets—(0.5%)	(31,205)

	Net Assets—100.0%	$6,320,547

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $7,378,480.  The net unrealized depreciation was $1,026,728 which consisted of aggregate gross unrealized appreciation of $280,975 and aggregate gross unrealized depreciation of $1,307,703.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

January 31, 2009 (Unaudited)

Number
of shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—14.8%
1,910	Black & Decker (The) Corp.	$55,218
10,764	Cinemark Holdings, Inc.	85,143
2,569	Columbia Sportswear Co.	73,782
10,352	Dress Barn, Inc.*	89,233
2,144	Fortune Brands, Inc.	68,608
2,070	Genuine Parts Co.	66,281
3,507	Home Depot (The), Inc.	75,506
15,294	Interval Leisure Group, Inc.*	76,623
4,528	JAKKS Pacific, Inc.*	83,044
5,786	NutriSystem, Inc.	74,582
2,865	Omnicom Group, Inc.	74,175
4,939	Rent-A-Center, Inc.*	73,344
11,596	Tempur-Pedic International, Inc.	81,172
8,957	Time Warner, Inc.	83,569
1,550	VF Corp.	86,831
		1,147,111
	Consumer Staples—8.3%
2,960	Archer-Daniels-Midland Co.	81,045
8,830	Coca-Cola Enterprises, Inc.	99,160
2,958	Corn Products International, Inc.	68,478
4,481	Pepsi Bottling Group (The), Inc.	86,438
4,836	PepsiAmericas, Inc.	78,005
10,365	Prestige Brands Holdings, Inc.*	65,818
3,718	Safeway, Inc.	79,677
8,830	Sara Lee Corp.	88,565
		647,186
	Energy—15.0%
1,975	Anadarko Petroleum Corp.	72,562
7,061	Basic Energy Services, Inc.*	67,786
6,760	BJ Services Co.	74,360
1,026	Chevron Corp.	72,354
9,897	Complete Production Services, Inc.*	63,440
1,543	ConocoPhillips	73,339
1,121	Devon Energy Corp.	69,054
1,011	Exxon Mobil Corp.	77,321
3,096	Marathon Oil Corp.	84,304
1,497	Occidental Petroleum Corp.	81,661
6,490	Patterson-UTI Energy, Inc.	62,044
1,226	SEACOR Holdings, Inc.*	79,739
2,040	Sunoco, Inc.	94,493
2,053	Tidewater, Inc.	85,425
4,417	Valero Energy Corp.	106,537
		1,164,419

	Financials—20.8%
1,551	ACE Ltd.	67,717
3,956	American Financial Group, Inc.	67,173
2,114	American Physicians Capital, Inc.	89,887
5,003	Amerisafe, Inc.*	93,707
1,196	Arch Capital Group, Ltd.*	71,939
3,723	Assurant, Inc.	98,288
2,356	Capital One Financial Corp.	37,319
1,578	Chubb (The) Corp.	67,191
6,693	CNA Surety Corp.*	110,770
4,976	Employers Holdings, Inc.	67,375
4,083	Federated Investors, Inc., Class B	79,700
1,749	FPIC Insurance Group, Inc.*	68,089
2,151	Harleysville Group, Inc.	61,174
3,477	HCC Insurance Holdings, Inc.	81,397
1,766	Infinity Property & Casualty Corp.	67,814
2,818	MetLife, Inc.	80,961
2,311	Safety Insurance Group, Inc.	80,931
2,433	StanCorp Financial Group, Inc.	62,820
2,242	Torchmark Corp.	67,260
1,857	Travelers (The) Cos., Inc.	71,754
5,440	Unum Group	77,030
1,852	WSFS Financial Corp.	47,782
		1,618,078
	Health Care—6.7%
3,352	Forest Laboratories, Inc.*	83,934
2,681	Humana, Inc.*	101,691
8,435	King Pharmaceuticals, Inc.*	73,722
4,933	Pfizer, Inc.	71,923
2,277	WellPoint, Inc.*	94,382
2,251	Wyeth	96,725
		522,377
	Industrials—18.5%
2,476	A.O. Smith Corp.	68,040
3,925	Brady Corp., Class A	82,111
3,087	Ceradyne, Inc.*	70,445
3,185	Equifax, Inc.	78,733
11,547	Federal Signal Corp.	77,942
3,275	Gardner Denver, Inc.*	71,297
1,569	General Dynamics Corp.	89,009
6,283	Gibraltar Industries, Inc.	64,275
2,909	Honeywell International, Inc.	95,445
2,376	Illinois Tool Works, Inc.	77,600
1,979	Northrop Grumman Corp.	95,230
8,365	Pacer International, Inc.	71,939
1,973	Parker Hannifin Corp.	75,388
2,602	Rockwell Automation, Inc.	67,756
2,257	Ryder System, Inc.	76,241
5,333	Skywest, Inc.	83,461
10,939	TrueBlue, Inc.*	92,982
5,481	WESCO International, Inc.*	100,961
		1,438,855

	Information Technology—6.1%
18,894	Ciber, Inc.*	82,378
5,732	Fair Isaac Corp.	72,796
20,315	Fairchild Semiconductor International, Inc.*	92,433
7,526	Ingram Micro, Inc., Class A*	92,344
3,096	Lexmark International, Inc., Class A*	73,313
6,377	Plantronics, Inc.	64,727
		477,991
	Materials—5.8%
1,697	Air Products & Chemicals, Inc.	85,359
2,224	Ball Corp.	85,268
3,000	Bemis Co., Inc.	67,710
2,464	Eastman Chemical Co.	63,941
4,918	Innophos Holdings, Inc.	74,409
3,229	Sonoco Products Co.	74,041
		450,728
	Telecommunication Services—3.1%
3,533	Atlantic Tele-Network, Inc.	75,960
3,052	CenturyTel, Inc.	82,831
9,149	Windstream Corp.	79,413
		238,204
	Utilities—0.9%
1,384	FirstEnergy Corp.	69,186

	Total Common Stocks (Cost $8,829,854)	7,774,135

	Money Market Fund—1.7%
133,683	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $133,683)	133,683

	Total Investments (Cost $8,963,537)(a)—101.7%	7,907,818
	Liabilities in excess of other assets—(1.7%)	(130,720)

	Net Assets—100.0%	$7,777,098

*	Non-income producing security.

(a)

At January, 31, 2009, the aggregate cost of investments for Federal income tax purposes was $8,967,185.  The net unrealized depreciation was $1,059,367, which consisted of aggregate gross unrealized appreciation of $353,593 and aggregate gross unrealized depreciation of $1,412,960.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—11.9%
50,794	Apollo Group, Inc., Class A*	$4,137,679
525,215	Comcast Corp., Class A	7,694,400
155,018	McDonald’s Corp.	8,994,144
73,302	NIKE, Inc., Class B	3,316,916
171,043	TJX Cos., Inc.	3,321,655
144,881	Yum! Brands, Inc.	4,146,494
		31,611,288
	Consumer Staples—10.2%
59,984	Colgate-Palmolive Co.	3,901,359
89,871	Kellogg Co.	3,926,464
216,018	Philip Morris International, Inc.	8,025,069
166,447	Sysco Corp.	3,710,104
162,979	Wal-Mart Stores, Inc.	7,679,570
		27,242,566
	Energy—4.2%
52,887	Diamond Offshore Drilling, Inc.	3,319,188
88,609	Murphy Oil Corp.	3,914,746
145,696	Noble Corp.	3,955,646
		11,189,580
	Financials—1.2%
293,465	TD Ameritrade Holding Corp.*	3,298,547

	Health Care—23.5%
173,836	Abbott Laboratories	9,637,468
163,976	Amgen, Inc.*	8,994,084
73,783	Baxter International, Inc.	4,327,373
61,439	Becton Dickinson & Co.	4,464,772
92,247	Biogen Idec, Inc.*	4,487,817
105,918	Covidien Ltd.	4,060,896
67,869	Express Scripts, Inc.*	3,648,637
298,405	Medtronic, Inc.	9,993,583
83,809	Quest Diagnostics, Inc.	4,135,974
139,248	St. Jude Medical, Inc.*	5,064,450
109,390	Thermo Fisher Scientific, Inc.*	3,930,383
		62,745,437
	Industrials—7.9%
76,409	C.H. Robinson Worldwide, Inc.	3,513,286
104,807	CSX Corp.	3,035,211
78,901	Norfolk Southern Corp.	3,026,642
62,251	Precision Castparts Corp.	4,043,202
79,980	Raytheon Co.	4,048,588

77,998	Union Pacific Corp.	3,415,532
		21,082,461
	Information Technology—37.7%
168,528	Adobe Systems, Inc.*	3,254,276
207,283	Agilent Technologies, Inc.*	3,747,677
98,276	Apple, Inc.*	8,857,616
95,056	Automatic Data Processing, Inc.	3,453,384
254,939	Broadcom Corp., Class A*	4,040,783
231,776	CA, Inc.	4,169,650
550,622	Cisco Systems, Inc.*	8,242,811
297,264	eBay, Inc.*	3,573,113
31,089	Google, Inc., Class A*	10,524,560
258,142	Hewlett-Packard Co.	8,970,435
659,948	Intel Corp.	8,513,329
224,573	Juniper Networks, Inc.*	3,179,954
566,021	Oracle Corp.*	9,526,133
138,114	Paychex, Inc.	3,354,789
271,293	QUALCOMM, Inc.	9,373,173
250,681	Texas Instruments, Inc.	3,747,681
296,428	Western Union (The) Co.	4,049,206
		100,578,570
	Materials—3.3%
114,994	Monsanto Co.	8,746,444

	Total Common Stocks (Cost $343,921,104)	266,494,893

	Money Market Fund—0.1%
335,764	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $335,764)	335,764

	Total Investments (Cost $344,256,868)(a) —100.0%	266,830,657
	Liabilities in excess of other assets—0.0%	(85,088)

	Net Assets—100.0%	$266,745,569

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $345,460,824. The net unrealized depreciation of $78,630,167 which consisted of aggregate gross unrealized appreciation of $5,535,097 and gross unrealized depreciation $84,165,264.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—10.3%
3,523	Apollo Group, Inc., Class A*	$286,984
36,433	Comcast Corp., Class A	533,743
20,794	Gap (The), Inc.	234,556
11,715	Home Depot, Inc.	252,224
13,105	Lowe’s Cos., Inc.	239,428
10,753	McDonald’s Corp.	623,890
5,084	NIKE, Inc., Class B	230,051
9,570	Omnicom Group, Inc.	247,767
11,864	TJX Cos., Inc.	230,399
28,053	Walt Disney (The) Co.	580,136
10,050	Yum! Brands, Inc.	287,631
		3,746,809
	Consumer Staples—16.5%
16,837	Altria Group, Inc.	278,484
9,889	Archer-Daniels-Midland Co.	270,761
13,479	Coca-Cola (The) Co.	575,822
4,162	Colgate-Palmolive Co.	270,696
4,286	General Mills, Inc.	253,517
6,971	H.J. Heinz Co.	254,442
6,234	Kellogg Co.	272,363
4,684	Kimberly-Clark Corp.	241,085
23,217	Kraft Foods, Inc., Class A	651,236
9,789	Kroger (The) Co.	220,253
4,481	Lorillard, Inc.	266,440
11,142	PepsiCo, Inc.	559,663
9,817	Procter & Gamble (The) Co.	535,027
12,420	Safeway, Inc.	266,161
29,493	Sara Lee Corp.	295,815
11,545	Sysco Corp.	257,338
11,306	Wal-Mart Stores, Inc.	532,739
		6,001,842
	Energy—14.4%
6,595	Anadarko Petroleum Corp.	242,300
7,996	Chevron Corp.	563,878
12,029	ConocoPhillips	571,738
3,743	Devon Energy Corp.	230,569
3,668	Diamond Offshore Drilling, Inc.	230,204
3,184	EOG Resources, Inc.	215,780
7,882	Exxon Mobil Corp.	602,815
10,342	Marathon Oil Corp.	281,613
6,147	Murphy Oil Corp.	271,574
10,107	Noble Corp.	274,405
5,179	Noble Energy, Inc.	253,408
11,668	Occidental Petroleum Corp.	636,490
12,450	Schlumberger Ltd.	508,085

14,754	Valero Energy Corp.	355,866
		5,238,725
	Financials—6.0%
5,182	ACE Ltd.	226,246
5,977	Aon Corp.	221,448
7,869	Capital One Financial Corp.	124,645
5,271	Chubb (The) Corp.	224,439
4,458	Franklin Resources, Inc.	215,856
9,414	MetLife, Inc.	270,464
20,357	TD Ameritrade Holding Corp.*	228,813
6,203	Travelers (The) Cos., Inc.	239,684
21,867	Wells Fargo & Co.	413,287
		2,164,882
	Health Care—22.0%
12,059	Abbott Laboratories	668,551
11,375	Amgen, Inc.*	623,919
5,118	Baxter International, Inc.	300,171
6,399	Biogen Idec, Inc.*	311,311
30,519	Bristol-Myers Squibb Co.	653,412
3,301	C.R. Bard, Inc.	282,467
7,348	Covidien Ltd.	281,722
4,709	Express Scripts, Inc.*	253,156
14,105	Gilead Sciences, Inc.*	716,110
10,784	Johnson & Johnson	622,129
7,749	McKesson Corp.	342,506
23,643	Merck & Co., Inc.	675,007
38,451	Pfizer, Inc.	560,616
5,814	Quest Diagnostics, Inc	286,921
9,660	St. Jude Medical, Inc.*	351,334
7,605	WellPoint, Inc.*	315,227
17,544	Wyeth	753,865
		7,998,424
	Industrials—13.6%
9,438	3M Co.	507,670
5,301	C.H. Robinson Worldwide, Inc.	243,740
7,270	CSX Corp.	210,539
7,543	Emerson Electric Co.	246,656
5,240	General Dynamics Corp.	297,265
9,717	Honeywell International, Inc.	318,815
7,936	Illinois Tool Works, Inc.	259,190
6,468	ITT Corp.	292,871
4,030	L-3 Communications Holdings, Inc.	318,451
3,512	Lockheed Martin Corp.	288,124
5,473	Norfolk Southern Corp.	209,944
6,612	Northrop Grumman Corp.	318,169
4,318	Precision Castparts Corp.	280,454
5,547	Raytheon Co.	280,789
5,411	Union Pacific Corp.	236,948
13,018	United Technologies Corp.	624,735
		4,934,360
	Information Technology—16.1%
14,379	Agilent Technologies, Inc.*	259,972
6,594	Automatic Data Processing, Inc.	239,560
16,077	CA, Inc.	289,225

38,195	Cisco Systems, Inc.*	571,779
20,620	eBay, Inc.*	247,852
17,906	Hewlett-Packard Co.	622,234
45,779	Intel Corp.	590,549
7,743	International Business Machines Corp.	709,646
15,579	Juniper Networks, Inc.*	220,599
31,244	Microsoft Corp.	534,272
39,263	Oracle Corp.*	660,796
22,506	Symantec Corp.*	345,017
17,390	Texas Instruments, Inc.	259,981
20,404	Western Union (The) Co.	278,719
		5,830,201
	Materials—0.8%
5,669	Air Products & Chemicals, Inc.	285,151

	Utilities—0.6%
4,621	FirstEnergy Corp.	231,004

	Total Common Stocks (Cost $42,827,226)	36,431,398

	Money Market Fund—0.0%
8,611	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,611)	8,611

	Total Investments (Cost $42,835,837)(a)—100.3%	36,440,009
	Liabilities in excess of other assets — (0.3%)	(103,653)

	Net Assets—100.0%	$36,336,356

	*	Non-income producing security.

(	a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $42,845,170. The net unrealized depreciation was $6,405,161 which consisted of aggregate gross unrealized appreciation of $793,115 and aggregate gross unrealized depreciation of $7,198,276.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—10.4%
271,781	Gap (The), Inc.	$3,065,690
357,278	Home Depot (The), Inc.	7,692,194
125,083	Omnicom Group, Inc.	3,238,399
390,993	Time Warner, Inc.	3,647,965
366,639	Walt Disney (The) Co.	7,582,095
		25,226,343
	Consumer Staples—10.3%
129,238	Archer-Daniels-Midland Co.	3,538,536
239,907	ConAgra Foods, Inc.	4,102,410
61,226	Kimberly-Clark Corp.	3,151,302
58,547	Lorillard, Inc.	3,481,205
86,129	Reynolds American, Inc.	3,288,405
162,325	Safeway, Inc.	3,478,625
385,448	Sara Lee Corp.	3,866,043
		24,906,526
	Energy—20.2%
86,203	Anadarko Petroleum Corp.	3,167,098
45,767	Apache Corp.	3,432,525
104,492	Chevron Corp.	7,368,776
157,197	ConocoPhillips	7,471,573
48,924	Devon Energy Corp.	3,013,718
103,006	Exxon Mobil Corp.	7,877,899
135,164	Marathon Oil Corp.	3,680,516
152,496	Occidental Petroleum Corp.	8,318,657
192,826	Valero Energy Corp.	4,650,963
		48,981,725
	Financials—12.8%
67,715	ACE Ltd.	2,956,437
102,825	Capital One Financial Corp.	1,628,748
68,905	Chubb (The) Corp.	2,933,975
104,462	Goldman Sachs Group (The), Inc.	8,433,217
129,198	Loews Corp.	3,152,431
123,022	MetLife, Inc.	3,534,422
81,056	Travelers (The) Cos., Inc.	3,132,004
285,802	Wells Fargo & Co.	5,401,658
		31,172,892

	Health Care—20.1%
162,172	Aetna, Inc.	5,027,332
241,768	Eli Lilly & Co.	8,901,898
308,997	Merck & Co., Inc.	8,821,864
502,519	Pfizer, Inc.	7,326,727
168,431	UnitedHealth Group, Inc.	4,771,650
99,390	WellPoint, Inc.*	4,119,716
229,293	Wyeth	9,852,720
		48,821,907
	Industrials—11.3%
193,680	Boeing (The) Co.	8,194,600
68,469	General Dynamics Corp.	3,884,246
127,023	Honeywell International, Inc.	4,167,625
103,704	Illinois Tool Works, Inc.	3,386,973
45,891	Lockheed Martin Corp.	3,764,898
86,410	Northrop Grumman Corp.	4,158,049
		27,556,391
	Information Technology—1.9%
294,138	Symantec Corp.*	4,509,136

	Materials—1.5%
74,102	Air Products & Chemicals, Inc.	3,727,331

	Telecommunication Services—6.0%
289,093	AT&T, Inc.	7,117,470
252,885	Verizon Communications, Inc.	7,553,675
		14,671,145
	Utilities—5.4%
113,081	American Electric Power Co., Inc.	3,545,089
60,417	FirstEnergy Corp.	3,020,246
75,813	Sempra Energy	3,323,642
97,419	Southern Co.	3,258,666
		13,147,643
	Total Common Stocks (Cost $288,956,464)	242,721,039

	Money Market Fund—0.0%
48,843	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,843)	48,843

Total Investments (Cost $289,005,307)(a) —99.9%	242,769,882
Other assets less liabilities—0.1%	207,764

Net Assets—100.0%	$242,977,646

	*	Non-income producing security.

(	a)

At January, 31, 2009, the aggregate cost of investments for Federal income tax purposes was $289,293,277. The net unrealized depreciation was 46,523,395, which consisted of aggregate gross unrealized appreciation of $6,743,725 and aggregate gross unrealized depreciation of $53,267,120.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—17.0%
28,697	Aaron Rents, Inc.	$627,316
210,189	Bed Bath & Beyond, Inc.*	4,882,691
36,655	Burger King Holdings, Inc.	815,574
17,904	Dollar Tree, Inc.*	764,680
112,729	Foot Locker, Inc.	829,685
32,764	Interactive Data Corp.	747,347
8,414	ITT Educational Services, Inc.*	1,030,799
25,756	Marvel Entertainment, Inc.*	708,548
33,012	Netflix, Inc.*	1,193,054
17,082	Panera Bread Co., Class A*	802,512
98,729	Polo Ralph Lauren Corp.	4,050,851
160,929	Ross Stores, Inc.	4,734,531
3,167	Strayer Education, Inc.	685,434
19,765	Tractor Supply Co.*	666,278
		22,539,300
	Consumer Staples—1.6%
35,330	Alberto-Culver Co.	864,172
25,587	Casey’s General Stores, Inc.	543,724
10,444	Chattem, Inc.*	706,014
		2,113,910
	Energy—4.7%
18,093	Comstock Resources, Inc.*	689,886
155,250	FMC Technologies, Inc.*	4,593,848
20,908	IHS, Inc., Class A*	915,770
		6,199,504
	Financials—1.2%
45,835	Knight Capital Group, Inc., Class A*	826,405
16,871	Odyssey Re Holdings Corp.	793,781
		1,620,186
	Health Care—20.8%
58,046	Cephalon, Inc.*	4,479,989
21,083	Cerner Corp.*	710,919
84,863	DaVita, Inc.*	3,988,561
163,527	DENTSPLY International, Inc.	4,400,512
15,235	Edwards Lifesciences Corp.*	875,860
22,376	Emergency Medical Services Corp., Class A*	750,044
34,511	Endo Pharmaceuticals Holdings, Inc.*	775,462
31,253	Immucor, Inc.*	866,021
23,087	Magellan Health Services, Inc.*	836,211
18,273	Owens & Minor, Inc.	726,717
12,234	Techne Corp.*	733,673
105,661	Varian Medical Systems, Inc.*	3,923,193

103,433	Waters Corp.*	3,741,172
31,952	Watson Pharmaceuticals, Inc.*	871,651
		27,679,985
	Industrials—19.6%
28,638	Aecom Technology Corp.*	724,828
38,030	Covanta Holding Corp.*	657,539
9,483	Dun & Bradstreet (The) Corp.	720,708
127,579	Expeditors International of Washington, Inc.	3,547,972
111,639	Fastenal Co.	3,815,820
93,643	Fluor Corp.	3,642,713
49,138	Heartland Express, Inc.	661,397
28,291	J.B. Hunt Transport Services, Inc.	630,041
95,266	Jacobs Engineering Group, Inc.*	3,683,936
23,597	Landstar System, Inc.	846,424
74,430	Stericycle, Inc.*	3,641,116
18,681	Teledyne Technologies, Inc.*	520,639
13,710	Valmont Industries, Inc.	556,352
26,867	Waste Connections, Inc.*	779,680
18,807	Watson Wyatt Worldwide, Inc., Class A	874,526
35,729	Woodward Governor Co.	734,946
		26,038,637
	Information Technology—34.6%
17,513	Alliance Data Systems Corp.*	728,366
289,924	Altera Corp.	4,459,031
183,663	Amphenol Corp., Class A	4,802,786
249,394	Analog Devices, Inc.	4,982,891
26,285	Ansys, Inc.*	653,445
170,866	BMC Software, Inc.*	4,328,036
222,122	Cognizant Technology Solutions Corp., Class A*	4,160,345
30,469	F5 Networks, Inc.*	675,498
18,967	Factset Research Systems, Inc.	754,887
137,478	FLIR Systems, Inc.*	3,432,826
20,971	Global Payments, Inc.	727,903
54,663	Informatica Corp.*	697,500
213,771	Linear Technology Corp.	5,006,516
13,936	ManTech International Corp., Class A*	747,388
140,618	McAfee, Inc.*	4,287,443
9,234	Mettler Toledo International, Inc.*	614,800
68,965	National Semiconductor Corp.	699,305
49,984	NCR Corp.*	627,299
60,798	Perot Systems Corp., Class A*	789,766
82,014	Red Hat, Inc.*	1,201,505
42,625	SAIC, Inc.*	841,418
30,790	Sybase, Inc.*	840,875
		46,059,829
	Materials—0.5%
22,884	Greif, Inc., Class A	692,470

	Total Common Stocks (Cost $161,967,354)	132,943,821

	Money Market Fund—0.1%
134,671	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $134,671)	134,671

	Total Investments (Cost $162,102,025)(a) — 100.1%	133,078,492
	Liabilities in excess of other assets — (0.1%)	(146,827)

	Net Assets—100.0%	$132,931,665

	*	Non-income producing security.

(	a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $162,478,498. The net unrealized depreciation was $29,400,006 which consisted of aggregate gross unrealized appreciation of $4,658,426 and aggregate gross unrealized depreciation of $34,058,432.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—17.5%
1,765	Aaron Rents, Inc.	$38,583
2,326	AutoZone, Inc.*	309,103
12,521	Bed Bath & Beyond, Inc.*	290,864
1,100	Black & Decker (The) Corp.	31,801
14,192	Coach, Inc.*	207,203
1,479	Columbia Sportswear Co.	42,477
1,102	Dollar Tree, Inc.*	47,066
2,020	DreamWorks Animation SKG, Inc., Class A*	44,339
6,933	Foot Locker, Inc.	51,027
6,721	Fortune Brands, Inc.	215,072
6,489	Genuine Parts Co.	207,778
2,015	Interactive Data Corp.	45,962
1,798	International Speedway Corp., Class A	41,857
518	ITT Educational Services, Inc.*	63,460
1,585	Marvel Entertainment, Inc.*	43,603
2,031	Netflix, Inc.*	73,400
1,050	Panera Bread Co., Class A*	49,329
5,881	Polo Ralph Lauren Corp.	241,297
9,587	Ross Stores, Inc.	282,050
4,311	Sherwin-Williams (The) Co.	205,850
195	Strayer Education, Inc.	42,204
1,216	Tractor Supply Co.*	40,991
4,858	VF Corp.	272,145
		2,887,461
	Consumer Staples—8.1%
2,173	Alberto-Culver Co.	53,152
5,789	Brown-Forman Corp., Class B	262,878
1,574	Casey’s General Stores, Inc.	33,448
643	Chattem, Inc.*	43,467
27,674	Coca-Cola Enterprises, Inc.	310,779
1,703	Corn Products International, Inc.	39,424
8,533	McCormick & Co., Inc.	273,397
14,044	Pepsi Bottling Group (The), Inc.	270,909
2,784	PepsiAmericas, Inc.	44,906
		1,332,360
	Energy—5.9%
3,892	BJ Services Co.	42,812
12,040	Cameron International Corp.*	278,847
1,113	Comstock Resources, Inc.*	42,439
9,248	FMC Technologies, Inc.*	273,648
1,286	IHS, Inc., Class A*	56,327
3,736	Patterson-UTI Energy, Inc.	35,716
2,879	Pride International, Inc.*	46,409
706	SEACOR Holdings, Inc.*	45,918
1,174	Sunoco, Inc.	54,380
2,769	Superior Energy Services, Inc.*	43,141

1,182	Tidewater, Inc.	49,183
		968,820
	Financials—5.7%
2,277	American Financial Group, Inc.	38,663
3,748	Arch Capital Group Ltd.*	225,442
1,882	Arthur J. Gallagher & Co.	44,359
861	Cullen/Frost Bankers, Inc.	37,686
2,351	Federated Investors, Inc., Class B	45,892
332	First Citizens BancShares, Inc., Class A	46,434
2,001	HCC Insurance Holdings, Inc.	46,843
1,986	International Bancshares Corp.	36,185
2,820	Knight Capital Group, Inc., Class A*	50,845
1,037	Odyssey Re Holdings Corp.	48,791
854	ProAssurance Corp.*	40,360
801	RLI Corp.	45,248
17,050	Unum Group	241,428
		948,176
	Health Care—20.0%
1,900	AMERIGROUP Corp.*	53,143
8,103	AmerisourceBergen Corp.	294,301
3,457	Cephalon, Inc.*	266,811
1,297	Cerner Corp.*	43,735
20,978	CIGNA Corp.	364,178
5,056	DaVita, Inc.*	237,632
9,741	DENTSPLY International, Inc.	262,130
938	Edwards Lifesciences Corp.*	53,926
1,376	Emergency Medical Services Corp., Class A*	46,124
2,122	Endo Pharmaceuticals Holdings, Inc.*	47,681
10,506	Forest Laboratories, Inc.*	263,070
8,460	Hospira, Inc.*	210,654
8,404	Humana, Inc.*	318,764
1,922	Immucor, Inc.*	53,259
4,856	King Pharmaceuticals, Inc.*	42,441
1,950	Lincare Holdings, Inc.*	46,898
1,421	Magellan Health Services, Inc.*	51,469
1,935	Omnicare, Inc.	54,103
1,124	Owens & Minor, Inc.	44,701
752	Techne Corp.*	45,097
6,294	Varian Medical Systems, Inc.*	233,696
6,161	Waters Corp.*	222,843
1,965	Watson Pharmaceuticals, Inc.*	53,605
		3,310,261
	Industrials—18.5%
1,731	Acuity Brands, Inc.	46,512
1,762	Aecom Technology Corp.*	44,596
2,260	Brady Corp., Class A	47,279
2,143	Brink’s (The) Co.	56,639
10,524	Cooper Industries Ltd., Class A	283,201
2,339	Covanta Holding Corp.*	40,441
8,517	Dover Corp.	240,861
583	Dun & Bradstreet (The) Corp.	44,308
1,833	Equifax, Inc.	45,312
7,600	Expeditors International of Washington, Inc.	211,356
927	Flowserve Corp.	49,418
5,579	Fluor Corp.	217,023
1,885	Gardner Denver, Inc.*	41,036

7,550	Goodrich Corp.	291,884
3,022	Heartland Express, Inc.	40,676
1,741	J.B. Hunt Transport Services, Inc.	38,772
5,674	Jacobs Engineering Group, Inc.*	219,414
1,452	Landstar System, Inc.	52,083
1,688	Lennox International, Inc.	47,450
1,348	MSC Industrial Direct Co., Class A	46,182
6,184	Parker Hannifin Corp.	236,291
1,877	Pentair, Inc.	42,927
10,281	Pitney Bowes, Inc.	228,855
10,585	Republic Services, Inc.	273,728
1,300	Ryder System, Inc.	43,914
1,149	Teledyne Technologies, Inc.*	32,023
1,641	Toro (The) Co.	48,590
1,157	Watson Wyatt Worldwide, Inc., Class A	53,801
		3,064,572
	Information Technology—21.1%
1,154	Affiliated Computer Services, Inc., Class A*	52,922
1,078	Alliance Data Systems Corp.*	44,834
17,270	Altera Corp.	265,613
10,941	Amphenol Corp., Class A	286,106
14,856	Analog Devices, Inc.	296,822
10,178	BMC Software, Inc.*	257,809
13,231	Cognizant Technology Solutions Corp., Class A*	247,817
9,118	Computer Sciences Corp.*	335,906
1,874	F5 Networks, Inc.*	41,547
1,167	FactSet Research Systems, Inc.	46,447
8,190	FLIR Systems, Inc.*	204,504
7,283	Harris Corp.	315,280
4,333	Ingram Micro, Inc., Class A*	53,166
2,116	Lender Processing Services, Inc.	54,847
1,783	Lexmark International, Inc., Class A*	42,221
17,411	LSI Corp.*	55,367
858	ManTech International Corp., Class A*	46,015
8,376	McAfee, Inc.*	255,384
567	Mettler Toledo International, Inc.*	37,751
4,241	National Semiconductor Corp.	43,004
3,074	NCR Corp.*	38,579
4,037	Parametric Technology Corp.*	36,333
3,739	Perot Systems Corp., Class A*	48,570
4,394	QLogic Corp.*	49,740
5,044	Red Hat, Inc.*	73,895
2,622	SAIC, Inc.*	51,758
1,894	Sybase, Inc.*	51,725
2,911	Synopsys, Inc.*	53,854
3,475	Teradata Corp.*	45,627
3,825	Western Digital Corp.*	56,151
		3,489,594
	Materials—2.4%
1,395	AptarGroup, Inc.	42,994
1,280	Ball Corp.	49,075
1,727	Bemis Co., Inc.	38,978
2,907	Crown Holdings, Inc.*	54,507
1,419	Eastman Chemical Co.	36,823
1,068	FMC Corp.	47,654
1,408	Greif, Inc., Class A	42,606
1,031	Silgan Holdings, Inc.	47,261

1,859	Sonoco Products Co.	42,627
		402,525
	Telecommunication Services—0.5%
1,757	CenturyTel, Inc.	47,685
5,266	Windstream Corp.	45,709
		93,394
	Utilities—0.6%
3,609	Centerpoint Energy, Inc.	48,288
2,710	Mirant Corp.*	46,531
		94,819
	Total Common Stocks (Cost $18,977,623)	16,591,982

	Money Market Fund—0.7%
110,411	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $110,411)	110,411

	Total Investments (Cost $19,088,034)(a)—101.0%	16,702,393
	Liabilities in excess of other assets—(1.0%)	(169,323)

	Net Assets—100.0%	$16,533,070

	*	Non-income producing security.

(	a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $19,151,659. The net unrealized depreciation was $2,449,266 which consisted of aggregate gross unrealized appreciation of $602,026 and aggregate gross unrealized depreciation of $3,051,292.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—14.7%
4,888	Black & Decker (The) Corp.	$141,312
6,575	Columbia Sportswear Co.	188,834
30,848	Fortune Brands, Inc.	987,136
29,783	Genuine Parts Co.	953,652
68,550	Harley-Davidson, Inc.	834,939
7,740	Hasbro, Inc.	186,766
7,994	International Speedway Corp., Class A	186,100
9,785	Penn National Gaming, Inc. *	182,490
21,059	RadioShack Corp.	241,336
5,754	Snap-On, Inc.	173,656
22,300	VF Corp.	1,249,246
		5,325,467
	Consumer Staples—11.3%
127,020	Coca-Cola Enterprises, Inc.	1,426,435
7,570	Corn Products International, Inc.	175,246
26,220	Molson Coors Brewing Co., Class B	1,055,879
64,458	Pepsi Bottling Group (The), Inc.	1,243,395
12,377	PepsiAmericas, Inc.	199,641
		4,100,596
	Energy—2.8%
17,301	BJ Services Co.	190,311
16,608	Patterson-UTI Energy, Inc.	158,772
3,136	SEACOR Holdings, Inc. *	203,965
5,220	Sunoco, Inc.	241,790
5,254	Tidewater, Inc.	218,619
		1,013,457
	Financials—16.1%
10,124	American Financial Group, Inc.	171,906
63,166	Ameriprise Financial, Inc.	1,272,795
17,201	Arch Capital Group Ltd. *	1,034,640
9,529	Assurant, Inc.	251,566
4,650	Bank of Hawaii Corp.	166,796
39,878	Cincinnati Financial Corp.	874,525
10,450	Federated Investors, Inc., Class B	203,984
8,899	HCC Insurance Holdings, Inc.	208,326
3,557	RLI Corp.	200,935
6,227	StanCorp Financial Group, Inc.	160,781
5,738	Torchmark Corp.	172,140

78,258	Unum Group	1,108,133
		5,826,527
	Health Care—12.5%
96,288	CIGNA Corp.	1,671,561
48,224	Forest Laboratories, Inc. *	1,207,529
38,573	Humana, Inc. *	1,463,074
21,586	King Pharmaceuticals, Inc. *	188,662
		4,530,826
	Industrials—22.0%
7,694	Acuity Brands, Inc.	206,738
8,426	AGCO Corp. *	179,305
10,045	Brady Corp., Class A	210,141
8,636	Cintas Corp.	196,469
48,303	Cooper Industries Ltd., Class A	1,299,834
45,584	Cummins, Inc.	1,093,104
25,163	Eaton Corp.	1,107,675
8,150	Equifax, Inc.	201,468
4,122	Flowserve Corp.	219,744
8,381	Gardner Denver, Inc. *	182,454
8,248	Harsco Corp.	195,643
14,102	Herman Miller, Inc.	154,981
28,385	Parker Hannifin Corp.	1,084,591
47,189	Pitney Bowes, Inc.	1,050,427
6,659	Rockwell Automation, Inc.	173,400
5,776	Ryder System, Inc.	195,113
7,294	Toro (The) Co.	215,975
		7,967,062
	Information Technology—8.4%
18,196	Broadridge Financial Solutions, Inc.	245,464
41,854	Computer Sciences Corp. *	1,541,901
19,261	Ingram Micro, Inc., Class A *	236,332
9,403	Lender Processing Services, Inc.	243,726
7,924	Lexmark International, Inc., Class A *	187,640
17,945	Parametric Technology Corp. *	161,505
49,745	Tellabs, Inc. *	205,447
15,446	Teradata Corp. *	202,806
		3,024,821
	Materials—3.7%
5,691	Ball Corp.	218,193
7,677	Bemis Co., Inc.	173,270
6,305	Eastman Chemical Co.	163,615
10,259	Owens-Illinois, Inc. *	194,921
8,629	Sensient Technologies Corp.	185,524
4,585	Silgan Holdings, Inc.	210,176

8,265	Sonoco Products Co.	189,516
		1,335,215
	Telecommunication Services—4.9%
7,810	CenturyTel, Inc.	211,963
364,388	Qwest Communications International, Inc.	1,173,329
6,393	Telephone & Data Systems, Inc.	195,050
23,412	Windstream Corp.	203,216
		1,783,558
	Utilities—3.6%
31,354	DTE Energy Co.	1,081,713
12,046	Mirant Corp. *	206,830
		1,288,543
	Total Common Stocks
	(Cost $49,202,824)	36,196,072

	Money Market Fund—0.1%
36,225	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $36,225)	36,225

	Total Investments
	(Cost $49,239,049)(a) —100.1%	36,232,297
	Liabilities in excess of other assets—(0.1%)	(44,956)

	Net Assets—100.0%	$36,187,341

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $49,308,505. The net unrealized depreciation was $13,076,208 which consisted of aggregate gross unrealized appreciation of $664,589 and aggregate gross unrealized depreciation of $13,740,797.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—3.0%
4,073	Fuel Systems Solutions, Inc.*	$106,468
6,902	Monro Muffler, Inc.	167,512
13,429	Overstock.com, Inc.*	147,450
7,857	PetMed Express, Inc.*	113,455
3,522	Pre-Paid Legal Services, Inc.*	118,410
11,189	True Religion Apparel, Inc.*	127,666
30,294	Unifi, Inc.*	55,741
7,326	Universal Technical Institute, Inc.*	128,425
		965,127
	Consumer Staples—0.9%
4,737	J & J Snack Foods Corp.	165,369
4,638	USANA Health Sciences, Inc.*	107,648
		273,017
	Energy—5.9%
28,975	Arena Resources, Inc.*	705,831
16,012	CARBO Ceramics, Inc.	575,631
21,264	Goodrich Petroleum Corp.*	614,530
		1,895,992
	Financials—7.3%
65,275	Beneficial Mutual Bancorp, Inc.*	625,335
12,533	Crawford & Co., Class B*	112,421
5,332	Home Bancshares, Inc.	109,786
10,705	Nelnet, Inc., Class A	147,943
54,433	optionsXpress Holdings, Inc.	592,775
11,595	Provident New York Bancorp	110,153
17,832	Stifel Financial Corp.*	624,833
		2,323,246
	Health Care—29.7%
14,844	Albany Molecular Research, Inc.*	127,213
103,926	Alkermes, Inc.*	1,192,032
18,014	Alliance Imaging, Inc.*	159,604
16,009	American Medical Systems Holdings, Inc.*	171,296
7,068	AmSurg Corp.*	138,462
6,320	Bio-Reference Labs, Inc.*	154,208
18,817	Chemed Corp.	755,126
5,035	Computer Programs & Systems, Inc.	126,530
5,992	CONMED Corp.*	93,775
10,260	Cyberonics, Inc.*	157,901
14,954	Dionex Corp.*	757,271
9,636	Ensign Group (The), Inc.	158,609
4,440	Genoptix, Inc.*	150,516
5,584	Gentiva Health Services, Inc.*	141,164
8,777	Hanger Orthopedic Group, Inc.*	119,806
4,657	ICU Medical, Inc.*	142,085

24,330	Idenix Pharmaceuticals, Inc.*	141,357
12,239	InterMune, Inc.*	140,014
4,220	LHC Group, Inc.*	112,294
27,441	Martek Biosciences Corp.*	725,814
59,501	Medicines (The) Co.*	761,613
9,709	Merit Medical Systems, Inc.*	149,422
15,828	Momenta Pharmaceuticals, Inc.*	171,417
22,943	NPS Pharmaceuticals, Inc.*	143,164
16,045	Pain Therapeutics, Inc.*	106,539
112,567	PDL BioPharma, Inc.*	722,680
8,476	PharMerica Corp.*	139,345
44,104	PSS World Medical, Inc.*	700,372
16,476	Questcor Pharmaceuticals, Inc.*	106,270
67,873	Viropharma, Inc.*	814,476
		9,480,375
	Industrials—13.7%
7,968	American Ecology Corp.	158,962
7,191	Argon ST, Inc.*	137,636
5,328	Cubic Corp.	144,708
25,081	ESCO Technologies, Inc.*	888,872
4,616	Exponent, Inc.*	113,184
25,246	Genesee & Wyoming, Inc., Class A*	685,934
28,726	Hub Group, Inc., Class A*	652,080
7,001	II-VI, Inc.*	131,829
8,690	Insituform Technologies, Inc., Class A*	163,024
7,474	Marten Transport Ltd.*	131,991
32,226	Old Dominion Freight Line, Inc.*	808,228
5,514	Raven Industries, Inc.	120,260
8,139	Resources Connection, Inc.*	117,771
7,044	Standard Parking Corp.*	134,822
		4,389,301
	Information Technology—36.5%
50,133	Adaptec, Inc.*	139,871
10,482	Cogent, Inc.*	122,010
10,336	Cognex Corp.	134,988
5,659	Coherent, Inc.*	102,371
16,171	Comtech Telecommunications Corp.*	627,435
36,298	Digital River, Inc.*	899,101
5,819	EMS Technologies, Inc.*	139,656
6,146	Forrester Research, Inc.*	128,328
26,248	Hittite Microwave Corp.*	672,474
23,093	iGate Corp.*	94,450
28,920	InterDigital, Inc.*	934,984
10,609	Intermec, Inc.*	131,764
10,829	Interwoven, Inc.*	170,773
22,943	Ixia*	122,057
19,037	Micrel, Inc.	144,681
13,493	Multi-Fineline Electronix, Inc.*	250,025
4,895	NCI, Inc., Class A*	146,850
11,889	Pegasystems, Inc.	161,334
191,265	PMC - Sierra, Inc.*	931,461
25,506	Quality Systems, Inc.	950,863
18,834	S1 Corp.*	125,623
35,755	Sapient Corp.*	152,316
37,268	Silicon Image, Inc.*	136,774
36,593	Silicon Laboratories, Inc.*	842,737
142,295	Skyworks Solutions, Inc.*	614,714
6,756	Supertex, Inc.*	153,294

34,910	Synaptics, Inc.*	822,829
32,604	Syntel, Inc.	702,616
28,062	TiVo, Inc.*	201,766
11,224	Ultratech, Inc.*	125,709
13,493	VASCO Data Security International, Inc.*	91,483
47,432	Websense, Inc.*	531,238
16,891	Wind River Systems, Inc.*	134,621
		11,641,196
	Telecommunication Services—3.1%
18,366	Global Crossing Ltd.*	112,767
34,533	NTELOS Holdings Corp.	747,295
5,667	Shenandoah Telecommunications Co.	138,161
		998,223
	Total Common Stocks
	(Cost $38,426,837)	31,966,477

	Money Market Fund—0.0%
14,060	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $14,060)	14,060

	Total Investments
	(Cost $38,440,897)(a)—100.1%	31,980,537
	Liabilities in excess of other assets—(0.1%)	(45,227)

	Net Assets—100.0%	$31,935,310

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $38,487,033. The net unrealized depreciation was $6,506,496 which consisted of aggregate gross unrealized appreciation of $1,289,147 and aggregate gross unrealized depreciation of $7,795,643.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—10.2%
9,293	Carter’s, Inc. *	$157,888
7,494	Childrens Place Retail Stores (The), Inc. *	140,962
23,337	Cinemark Holdings, Inc.	184,595
4,122	Dress Barn, Inc. *	35,532
1,283	Gymboree (The) Corp. *	31,434
2,061	Helen of Troy Ltd. *	21,579
3,926	Hot Topic, Inc. *	33,528
6,089	Interval Leisure Group, Inc. *	30,506
1,803	JAKKS Pacific, Inc. *	33,067
1,581	Monro Muffler Brake, Inc.	38,371
492	National Presto Industries, Inc.	33,033
2,303	NutriSystem, Inc.	29,686
3,076	Overstock.com, Inc. *	33,774
1,800	PetMed Express, Inc. *	25,992
6,437	Polaris Industries, Inc.	136,915
10,709	Rent-A-Center, Inc. *	159,029
1,885	Steven Madden Ltd. *	32,761
4,617	Tempur-Pedic International, Inc.	32,319
3,181	Timberland (The) Co., Class A *	34,959
2,563	True Religion Apparel, Inc. *	29,244
6,941	Unifi, Inc. *	12,771
11,486	Wet Seal (The), Inc., Class A *	29,978
9,119	Wolverine World Wide, Inc.	165,419
		1,463,342
	Consumer Staples—3.5%
5,828	Lancaster Colony Corp.	212,198
3,000	Nu Skin Enterprises, Inc., Class A	28,470
4,127	Prestige Brands Holdings, Inc. *	26,206
1,361	Spartan Stores, Inc.	25,287
1,062	USANA Health Sciences, Inc. *	24,649
12,237	Vector Group Ltd.	178,171
		494,981
	Energy—8.5%
2,812	Basic Energy Services, Inc. *	26,995
702	Clayton Williams Energy, Inc. *	27,940
21,456	Complete Production Services, Inc. *	137,533
5,868	Delek US Holdings, Inc.	40,783
8,929	Dril-Quip, Inc. *	218,760
6,209	Gulfmark Offshore, Inc. *	148,643
654	Lufkin Industries, Inc.	22,857
7,017	Newpark Resources, Inc. *	29,542
8,205	Oil States International, Inc. *	150,234
4,742	Overseas Shipholding Group, Inc.	169,289
1,681	Petroleum Development Corp. *	28,997

20,433	RPC, Inc.	152,022
5,124	VAALCO Energy, Inc. *	38,481
889	World Fuel Services Corp.	30,022
		1,222,098
	Financials—11.3%
842	American Physicians Capital, Inc.	35,802
1,992	Amerisafe, Inc. *	37,310
734	BancFirst Corp.	26,145
2,665	CNA Surety Corp. *	44,106
1,400	Community Bank System, Inc.	25,130
2,872	Crawford & Co., Class B *	25,762
1,981	Employers Holdings, Inc.	26,823
1,680	Financial Federal Corp.	36,490
697	FPIC Insurance Group, Inc. *	27,134
4,664	Harleysville Group, Inc.	132,644
1,222	Home Bancshares, Inc.	25,161
703	Infinity Property & Casualty Corp.	26,995
9,641	Interactive Brokers Group, Inc., Class A *	147,218
10,504	Investment Technology Group, Inc. *	227,728
594	Navigators Group, Inc. *	30,496
6,626	NBT Bancorp, Inc.	151,338
2,453	Nelnet, Inc., Class A	33,900
12,472	optionsXpress Holdings, Inc.	135,820
920	Safety Insurance Group, Inc.	32,218
4,085	Stifel Financial Corp. *	143,138
974	Suffolk Bancorp	29,717
588	Tompkins Financial Corp.	29,488
4,597	TradeStation Group, Inc. *	25,329
1,355	TriCo Bancshares	27,290
16,594	TrustCo Bank Corp. NY	111,180
738	WSFS Financial Corp.	19,040
		1,613,402
	Health Care—13.8%
3,402	Albany Molecular Research, Inc. *	29,155
4,127	Alliance Healthcare Services, Inc. *	36,565
3,618	AMN Healthcare Services, Inc. *	24,602
1,449	Bio-Reference Labs, Inc. *	35,356
1,744	Centene Corp. *	30,921
4,312	Chemed Corp.	173,041
1,153	Computer Programs & Systems, Inc.	28,975
1,373	CONMED Corp. *	21,487
2,351	Cyberonics, Inc. *	36,182
2,209	Ensign Group (The), Inc.	36,360
1,018	Genoptix, Inc. *	34,510
1,280	Gentiva Health Services, Inc. *	32,358
12,044	Healthspring, Inc. *	209,807
3,990	Healthways, Inc. *	55,142
2,804	InterMune, Inc. *	32,078
562	Landauer, Inc.	38,542
968	LHC Group, Inc. *	25,758
6,287	Martek Biosciences Corp. *	166,291
1,362	Molina Healthcare, Inc. *	23,889
5,256	NPS Pharmaceuticals, Inc. *	32,797
3,951	Odyssey HealthCare, Inc. *	39,194
25,814	PDL BioPharma, Inc. *	165,726
3,775	Questcor Pharmaceuticals, Inc. *	24,349
2,219	RehabCare Group, Inc. *	30,955
4,802	Varian, Inc. *	133,688

15,552	ViroPharma, Inc. *	186,624
19,613	WellCare Health Plans, Inc. *	289,881
		1,974,233
	Industrials—23.8%
5,367	A.O. Smith Corp.	147,485
9,796	Actuant Corp., Class A	161,438
4,743	Amerco, Inc. *	145,847
7,220	American Commercial Lines, Inc. *	29,169
1,825	American Ecology Corp.	36,409
4,122	American Reprographics Co. *	25,062
1,867	ATC Technology Corp. *	24,364
3,566	Blount International, Inc. *	29,883
1,229	Ceradyne, Inc. *	28,046
1,479	CIRCOR International, Inc.	32,908
7,620	Corporate Executive Board (The) Co.	153,924
11,858	Crane Co.	206,566
1,221	Cubic Corp.	33,162
5,434	Dycom Industries, Inc. *	37,006
2,173	DynCorp International, Inc., Class A *	32,682
11,143	EMCOR Group, Inc. *	229,433
1,058	Exponent, Inc. *	25,942
4,597	Federal Signal Corp.	31,030
2,502	Gibraltar Industries, Inc.	25,595
26,267	GrafTech International Ltd. *	210,398
6,581	Hub Group, Inc., Class A *	149,389
1,604	II-VI, Inc. *	30,203
1,991	Insituform Technologies, Inc., Class A *	37,351
4,746	Kforce, Inc. *	29,663
2,996	Knoll, Inc.	20,433
2,622	Korn/Ferry International *	24,647
1,012	LB Foster Co., Class A *	26,707
1,712	Marten Transport Ltd. *	30,234
5,035	Mastec, Inc. *	53,522
1,794	McGrath Rentcorp	37,620
3,331	Pacer International, Inc.	28,647
2,656	Pike Electric Corp. *	29,880
5,224	Regal-Beloit Corp.	177,407
1,864	Resources Connection, Inc. *	26,972
1,434	Robbins & Myers, Inc.	24,794
3,676	Rush Enterprises, Inc., Class A *	33,452
6,758	Simpson Manufacturing Co., Inc.	135,633
11,561	Skywest, Inc.	180,930
1,613	Standard Parking Corp. *	30,873
1,531	Standex International Corp.	23,501
1,740	Sykes Enterprises, Inc. *	29,075
2,731	Tecumseh Products Co., Class A *	22,394
2,053	Tredegar Corp.	33,875
4,355	TrueBlue, Inc. *	37,018
5,524	United Stationers, Inc. *	154,727
4,466	Watsco, Inc.	147,601
7,809	Watts Water Technologies, Inc., Class A	173,985
2,182	WESCO International, Inc. *	40,192
		3,417,074
	Information Technology—23.7%
87,427	3Com Corp. *	203,705
4,297	Acxiom Corp.	40,864
11,486	Adaptec, Inc. *	32,046
12,375	ADTRAN, Inc.	187,481

4,489	Arris Group, Inc. *	31,962
2,545	Benchmark Electronics, Inc. *	29,878
1,319	Black Box Corp.	28,794
7,524	Ciber, Inc. *	32,805
2,369	Cognex Corp.	30,939
3,705	Comtech Telecommunications Corp. *	143,754
1,917	CSG Systems International, Inc. *	27,797
4,846	Earthlink, Inc. *	36,490
2,926	Electro Rent Corp.	31,016
1,333	EMS Technologies, Inc. *	31,992
2,283	Fair Isaac Corp.	28,994
8,089	Fairchild Semiconductor International, Inc. *	36,805
1,409	Forrester Research, Inc. *	29,420
6,014	Hittite Microwave Corp. *	154,079
5,292	iGATE Corp. *	21,644
33,990	Integrated Device Technology, Inc. *	195,103
6,626	InterDigital, Inc. *	214,218
2,481	Interwoven, Inc. *	39,125
5,256	Ixia *	27,962
1,653	j2 Global Communications, Inc. *	32,366
2,450	JDA Software Group, Inc. *	27,440
4,362	Micrel, Inc.	33,151
1,241	MTS Systems Corp.	32,502
3,092	Multi-Fineline Electronix, Inc. *	57,295
1,121	NCI, Inc., Class A *	33,630
2,724	Pegasystems, Inc.	36,965
2,540	Plantronics, Inc.	25,781
43,823	PMC - Sierra, Inc. *	213,418
8,258	Progress Software Corp. *	140,881
1,144	Rogers Corp. *	28,028
4,315	S1 Corp. *	28,781
8,539	Silicon Image, Inc. *	31,338
32,603	Skyworks Solutions, Inc. *	140,845
1,321	SPSS, Inc. *	33,923
7,998	Synaptics, Inc. *	188,513
7,478	Syntel, Inc.	161,151
14,463	Take-Two Interactive Software, Inc. *	101,530
2,634	Tekelec *	32,714
36,307	TIBCO Software, Inc. *	194,242
2,572	Ultratech, Inc. *	28,806
10,868	Websense, Inc. *	121,722
3,871	Wind River Systems, Inc. *	30,852
		3,392,747
	Materials—4.7%
2,379	A. Schulman, Inc.	36,042
3,391	Glatfelter	29,536
9,906	H.B. Fuller Co.	138,387
1,959	Innophos Holdings, Inc.	29,640
3,743	Minerals Technologies, Inc.	141,522
5,204	Rock-Tenn Co., Class A	162,208
13,232	Worthington Industries, Inc.	133,114
		670,449
	Telecommunication Services—0.6%
1,408	Atlantic Tele-Network, Inc.	30,272
4,207	Global Crossing Ltd. *	25,831

1,299	Shenandoah Telecommunications Co.	31,670
		87,773
	Total Common Stocks
	(Cost $16,369,051)	14,336,099

	Money Market Fund—0.6%
80,677	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $80,677)	80,677

	Total Investments
	(Cost $16,449,728)(a)—100.7%	14,416,776
	Liabilities in excess of other assets—(0.7%)	(97,593)

	Net Assets—100.0%	$14,319,183

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $16,490,644. The net unrealized depreciation was $2,073,868 which consisted of aggregate gross unrealized appreciation of $650,719 and aggregate gross unrealized depreciation of $2,724,587.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—16.3%
19,553	Cato (The) Corp., Class A	$258,686
63,372	Children’s Place Retail Stores (The), Inc. *	1,192,027
197,358	Cinemark Holdings, Inc.	1,561,102
34,860	Dress Barn, Inc. *	300,493
10,853	Gymboree (The) Corp. *	265,899
17,430	Helen of Troy Ltd. *	182,492
51,500	Interval Leisure Group, Inc. *	258,015
84,920	Jack in the Box, Inc. *	1,918,343
15,247	JAKKS Pacific, Inc. *	279,630
19,482	NutriSystem, Inc.	251,123
54,436	Polaris Industries, Inc.	1,157,854
24,837	Regis Corp.	279,416
90,561	Rent-A-Center, Inc. *	1,344,831
39,048	Tempur-Pedic International, Inc.	273,336
26,892	Timberland (The) Co., Class A *	295,543
97,138	Wet Seal (The), Inc., Class A *	253,530
		10,072,320
	Consumer Staples—0.7%
34,905	Prestige Brands Holdings, Inc. *	221,647
11,507	Spartan Stores., Inc.	213,800
		435,447
	Energy—13.4%
23,775	Basic Energy Services, Inc. *	228,240
181,453	Complete Production Services, Inc. *	1,163,114
49,629	Delek US Holdings, Inc.	344,922
75,513	Dril-Quip, Inc. *	1,850,068
52,512	Gulfmark Offshore, Inc. *	1,257,137
69,378	Oil States International, Inc. *	1,270,311
40,100	Overseas Shipholding Group, Inc.	1,431,570
37,188	Pioneer Drilling Co. *	184,824
43,326	VAALCO Energy, Inc. *	325,378
7,519	World Fuel Services Corp.	253,917
		8,309,481
	Financials—14.7%
7,118	American Physicians Capital, Inc.	302,657
16,850	Amerisafe, Inc. *	315,601
6,215	BancFirst Corp.	221,378
22,540	CNA Surety Corp. *	373,037
11,836	Community Bank System, Inc.	212,456
16,756	Employers Holdings, Inc.	226,876
5,889	FPIC Insurance Group, Inc. *	229,259
39,440	Harleysville Group, Inc.	1,121,674
5,947	Infinity Property & Casualty Corp.	228,365
88,828	Investment Technology Group, Inc. *	1,925,790
5,028	Navigators Group (The), Inc. *	258,138
56,036	NBT Bancorp, Inc.	1,279,862

7,780	Safety Insurance Group, Inc.	272,456
69,185	State Auto Financial Corp.	1,528,988
38,884	TradeStation Group, Inc. *	214,251
11,465	TriCo Bancshares	230,905
6,237	WSFS Financial Corp.	160,915
		9,102,608
	Health Care—4.6%
30,600	AMN Healthcare Services, Inc. *	208,080
11,520	Molina Healthcare, Inc. *	202,061
165,860	WellCare Health Plans, Inc. *	2,451,411
		2,861,552
	Industrials—25.1%
45,391	A.O. Smith Corp.	1,247,345
34,860	American Reprographics Co. *	211,949
10,395	Ceradyne, Inc. *	237,214
32,690	Comfort Systems USA, Inc.	334,419
100,277	Crane Co.	1,746,824
25,947	Deluxe Corp.	299,169
45,952	Dycom Industries, Inc. *	312,933
14,619	EnPro Industries, Inc. *	267,528
38,884	Federal Signal Corp.	262,467
21,158	Gibraltar Industries, Inc.	216,446
222,139	GrafTech International Ltd. *	1,779,332
40,141	Kforce, Inc. *	250,881
25,344	Knoll, Inc.	172,846
8,565	LB Foster Co., Class A *	226,030
15,180	McGrath Rentcorp	318,325
41,232	MPS Group, Inc. *	249,454
28,169	Pacer International, Inc.	242,253
44,176	Regal-Beloit Corp.	1,500,217
31,088	Rush Enterprises, Inc., Class A *	282,901
97,770	Skywest, Inc.	1,530,101
12,948	Standex International Corp.	198,752
23,094	Tecumseh Products Co., Class A *	189,371
36,836	TrueBlue, Inc. *	313,106
46,719	United Stationers, Inc. *	1,308,599
66,049	Watts Water Technologies, Inc., Class A	1,471,572
18,455	WESCO International, Inc. *	339,941
		15,509,975
	Information Technology—15.5%
739,356	3Com Corp. *	1,722,699
36,345	Acxiom Corp.	345,641
104,655	Adtran, Inc.	1,585,523
124,071	Amkor Technology, Inc. *	287,845
37,963	Arris Group, Inc. *	270,297
14,512	Avocent Corp. *	208,247
21,527	Benchmark Electronics, Inc. *	252,727
11,151	Black Box Corp.	243,426
63,626	Ciber, Inc. *	277,409
16,209	CSG Systems International, Inc. *	235,031
40,984	Earthlink, Inc. *	308,610
24,747	Electro Rent Corp.	262,318
19,304	Fair Isaac Corp.	245,161
68,409	Fairchild Semiconductor International, Inc. *	311,261
287,448	Integrated Device Technology, Inc. *	1,649,952
10,493	MTS Systems Corp.	274,812

21,475	Plantronics, Inc.	217,971
122,314	Take-Two Interactive Software, Inc. *	858,644
		9,557,574
	Materials—7.3%
28,672	Glatfelter	249,733
83,772	H.B. Fuller Co.	1,170,295
16,562	Innophos Holdings, Inc.	250,583
44,008	Rock-Tenn Co., Class A	1,371,730
20,114	Schulman (A.), Inc.	304,727
111,905	Worthington Industries, Inc.	1,125,764
		4,472,832
	Telecommunication Services—0.4%
11,897	Atlantic Tele-Network, Inc.	255,786

	Utilities—2.3%
38,104	South Jersey Industries, Inc.	1,421,279

	Total Investments
	(Cost $71,999,733)(a)—100.3%	61,998,854
	Liabilities in excess of other assets—(0.3%)	(189,741)

	Net Assets—100.0%	$61,809,113

*	Non-income Producing Security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $72,291,045. The net unrealized depreciation was $10,292,191 which consisted of aggregate gross unrealized appreciation of $3,407,997 and aggregate gross unrealized depreciation of $13,700,188.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Consumer Discretionary—10.1%
463	1-800-FLOWERS.COM, Inc., Class A*	$1,162
321	AFC Enterprises, Inc.*	1,541
325	Airmedia Group, Inc. ADR (China)*	1,602
321	Ambassadors Group, Inc.	2,655
198	America’s Car-Mart, Inc.*	1,800
224	Ascent Media Corp., Class A*	5,842
363	Audiovox Corp., Class A*	1,637
1,383	Ballard Power Systems, Inc. (Canada)*	1,715
208	Bidz.com, Inc.*	653
447	BJ’s Restaurants, Inc.*	4,962
182	Blue Nile, Inc.*	3,680
224	Buffalo Wild Wings, Inc.*	5,031
405	California Pizza Kitchen, Inc.*	4,196
108	Cavco Industries, Inc.*	2,644
263	Charlotte Russe Holding, Inc.*	1,354
1,904	Charming Shoppes, Inc.*	2,056
7,022	Charter Communications, Inc., Class A*	632
156	Cherokee, Inc.	2,384
184	Citi Trends, Inc.*	1,754
1,146	Coldwater Creek, Inc.*	3,232
281	Conn’s, Inc.*	3,417
136	Core-Mark Holding Co., Inc.*	2,494
415	CROCS, Inc.*	498
259	Crown Media Holdings, Inc., Class A*	427
1,599	Denny’s Corp.*	2,750
1,267	drugstore.com, Inc.*	1,254
1,265	Exide Technologies*	4,592
499	Federal Mogul Corp.*	2,874
281	FGX International Holdings Ltd.*	3,484
850	Finish Line (The), Inc., Class A	4,038
114	Fisher Communications, Inc.	1,739
677	Fred’s, Inc., Class A	6,946
196	Fuel Systems Solutions, Inc.*	5,123
184	Fuqi International, Inc.*	874
253	Gaiam, Inc., Class A*	903
214	G-III Apparel Group Ltd.*	1,177
311	Global Sources Ltd. (Bermuda)*	1,331
228	Global Traffic Network, Inc.*	1,074
381	Helen of Troy Ltd.*	3,989
475	Hibbett Sports, Inc.*	6,465
397	Home Inns & Hotels Management, Inc. ADR (China)*	3,295
731	Hot Topic, Inc.*	6,243
944	HSN, Inc.*	4,484
731	Imax Corp. (Canada)*	3,472
944	Interval Leisure Group, Inc.*	4,729
86	iRobot Corp.*	654
257	Isle of Capri Casinos, Inc.*	727
305	Jos. A. Bank Clothiers, Inc.*	8,376
595	Knology, Inc.*	2,797
449	K-Swiss, Inc., Class A	4,813
321	Lakes Entertainment, Inc.*	950
216	Learning Tree International, Inc.*	1,896
128	Lincoln Educational Services Corp.*	1,871

860	Mediacom Communications Corp., Class A*	4,644
1,798	Melco Crown Entertainment Ltd. ADR (Macau)*	5,016
204	Monarch Casino & Resort, Inc.*	2,089
309	Monro Muffler, Inc.	7,499
501	Morgans Hotel Group Co.*	1,829
705	National CineMedia, Inc.	7,106
467	NET Servicos de Comunicacao S.A. ADR (Brazil)*	2,975
778	Nissan Motor Co. Ltd. ADR (Japan)	4,652
212	Outdoor Channel Holdings, Inc.*	1,291
285	Overstock.com, Inc.*	3,129
1,104	Pacific Sunwear of California, Inc.*	1,380
401	Palm Harbor Homes, Inc.*	1,420
211	Parent (The) Co.*	6
226	Peet’s Coffee & Tea, Inc.*	4,592
297	PetMed Express, Inc.*	4,289
425	Princeton Review, Inc.*	2,087
289	RC2 Corp.*	1,679
633	RCN Corp.*	2,329
210	Red Robin Gourmet Burgers, Inc.*	2,558
90	RRSat Global Communications Network Ltd. (Israel)	1,186
166	Shoe Carnival, Inc.*	1,303
940	Shuffle Master, Inc.*	3,187
210	Shutterfly, Inc.*	1,388
790	Smith & Wesson Holding Corp.*	1,864
549	Spartan Motors, Inc.	2,383
230	Stamps.com, Inc.*	1,881
263	Steiner Leisure Ltd.*	6,557
299	Steven Madden Ltd.*	5,197
1,499	Stewart Enterprises, Inc., Class A	5,127
130	Syms Corp.*	751
818	Texas Roadhouse, Inc., Class A*	6,241
40	Thomson Reuters PLC ADR (United Kingdom)	4,861
944	Ticketmaster Entertainment, Inc.*	5,617
305	True Religion Apparel, Inc.*	3,480
407	Trump Entertainment Resorts, Inc.*	94
232	Universal Electronics, Inc.*	2,617
461	Velcro Industries N.V. (Netherlands)	9,684
307	VisionChina Media, Inc. ADR (China)*	1,897
305	Volcom, Inc.*	2,528
78	Wacoal Holdings Corp. ADR (Japan)	4,962
287	West Marine, Inc.*	1,464
535	Westport Innovations, Inc. (Canada)*	2,819
1,639	Wet Seal (The), Inc., Class A*	4,278
190	Weyco Group, Inc.	5,468
365	Wonder Auto Technology, Inc.*	770
372	WorldSpace, Inc., Class A*	4
152	WPT Enterprises, Inc.*	52
371	Zumiez, Inc.*	2,653
		301,171
	Consumer Staples—3.7%
90	Alico, Inc.	2,520
303	Andersons (The), Inc.	4,966
40	Arden Group, Inc., Class A	4,597
240	Calavo Growers, Inc.	2,928
267	Cal-Maine Foods, Inc.	7,230
355	Central Garden & Pet Co.*	2,144
816	Central Garden & Pet Co., Class A*	4,896
84	Coca-Cola Bottling Co. Consolidated	3,776
713	Cresud S.A. ADR (Argentina)	5,462
271	Diamond Foods, Inc.	6,959

140	Farmer Bros. Co.	2,850
34	Griffin Land & Nurseries, Inc.	1,168
200	Imperial Sugar Co.	2,272
216	Inter Parfums, Inc.	1,305
232	J & J Snack Foods Corp.	8,099
84	Lifeway Foods, Inc.*	622
212	Nash Finch Co.	9,123
240	National Beverage Corp.*	2,090
493	PriceSmart, Inc.	8,036
1,052	Smart Balance, Inc.*	7,648
371	Spartan Stores, Inc.	6,893
1,162	Star Scientific, Inc.*	3,835
1,120	SunOpta, Inc. (Canada)*	2,643
148	Susser Holdings Corp.*	1,934
88	Village Super Market, Inc., Class A	2,424
343	Zhongpin, Inc.*	3,557
		109,977
	Energy—3.2%
591	Acergy S.A. ADR (Luxembourg)	3,245
138	Approach Resources, Inc.*	952
447	ATP Oil & Gas Corp.*	1,998
802	Brigham Exploration Co.*	2,005
242	Bronco Drilling Co., Inc.*	1,278
102	Clayton Williams Energy, Inc.*	4,060
423	Clean Energy Fuels Corp.*	2,927
577	Crosstex Energy, Inc.	1,916
150	Dampskibsselskabet Torm A/S ADR (Denmark)	1,617
134	Dawson Geophysical Co.*	2,135
497	Edge Petroleum Corp.*	89
737	FX Energy, Inc.*	2,123
204	Georesources, Inc.*	1,465
1,413	Global Industries Ltd.*	4,875
315	GMX Resources, Inc.*	7,140
236	Gulf Island Fabrication, Inc.	2,971
557	Gulfport Energy Corp.*	2,133
3,220	Ivanhoe Energy, Inc. (Canada)*	1,806
461	James River Coal Co.*	6,251
285	Knightsbridge Tankers Ltd. (Bermuda)	4,304
439	Matrix Service Co.*	2,322
78	OYO Geospace Corp.*	1,166
745	Parallel Petroleum Corp.*	1,803
246	Petroleum Development Corp.*	4,244
208	PHI, Inc.*	2,500
699	RAM Energy Resources, Inc.*	629
487	Rex Energy Corp.*	1,164
866	Rosetta Resources, Inc.*	5,257
293	StealthGas, Inc. (Greece)	1,433
297	Superior Well Services, Inc.*	2,729
210	T-3 Energy Services, Inc.*	2,678
627	Tesco Corp. (Canada)*	6,232
255	Toreador Resources Corp.*	607
1,004	Transglobe Energy Corp. (Canada)*	2,977
639	TXCO Resources, Inc.*	1,029
192	Union Drilling, Inc.*	879
990	Warren Resources, Inc.*	1,782
		94,721
	Financials—17.5%
303	1st Source Corp.	5,393

403	Abington Bancorp, Inc.	2,841
190	Advanta Corp., Class A	114
555	Advanta Corp., Class B	433
190	American Capital Agency Corp.	3,796
156	American Physicians Capital, Inc.	6,633
118	American Physicians Service Group, Inc.	2,478
236	Ameris Bancorp	1,808
313	Amerisafe, Inc.*	5,862
174	Arrow Financial Corp.	4,096
269	Asset Acceptance Capital Corp.*	1,127
108	Avatar Holdings, Inc.*	2,803
158	Baldwin & Lyons, Inc., Class B	2,653
76	Bancorp Rhode Island, Inc.	1,491
297	BancTrust Financial Group, Inc.	2,634
210	Bank of the Ozarks, Inc.	4,765
371	BankFinancial Corp.	3,573
287	Banner Corp.	904
204	Berkshire Hills Bancorp, Inc.	4,798
246	Beverly Hills Bancorp, Inc.*	30
617	BGC Partners, Inc., Class A	1,487
1,018	Boston Private Financial Holdings, Inc.	4,795
62	Brooke Corp.	1
216	Capital City Bank Group, Inc.	3,460
48	Capital Southwest Corp.	4,400
427	Cardinal Financial Corp.	2,370
471	Cascade Bancorp	1,102
643	Castlepoint Holdings Ltd. (Bermuda)	8,732
214	Center Financial Corp.	1,027
2,116	Citizens Republic Bancorp, Inc.	2,433
275	City Bank	866
226	Clifton Savings Bancorp, Inc.	2,359
228	CNinsure, Inc. ADR (Cayman Islands)*	1,671
303	CoBiz Financial, Inc.	1,439
305	Columbia Banking System, Inc.	2,715
253	Community Trust Bancorp, Inc.	7,076
403	CompuCredit Corp.*	1,290
152	Credit Acceptance Corp.*	2,744
299	Danvers Bancorp, Inc.	3,764
40	Diamond Hill Investment Group*	2,056
569	Dime Community Bancshares, Inc.	5,718
407	Dollar Financial Corp.*	3,195
248	Donegal Group, Inc., Class A	3,477
128	eHealth, Inc.*	1,769
212	Elbit Imaging Ltd. (Israel)	2,735
48	EMC Insurance Group, Inc.	932
387	Encore Capital Group, Inc.*	2,036
214	Enterprise Financial Services Corp.	2,247
178	Epoch Holding Corp.	1,091
695	EZCORP, Inc., Class A*	9,431
513	FBR Capital Markets Corp.*	1,765
469	FCStone Group, Inc.*	1,806
279	First Bancorp	4,015
601	First Busey Corp.	5,259
489	First Cash Financial Services, Inc.*	8,225
184	First Community Bancshares, Inc.	3,167
469	First Financial Bancorp	3,808
164	First Financial Corp.	5,437
194	First Financial Holdings, Inc.	2,937
383	First Financial Northwest, Inc.	3,317
338	First Merchants Corp.	5,300
172	First South Bancorp	1,412
469	FirstService Corp. (Canada)*	5,197

359	Flushing Financial Corp.	2,843
126	Fox Chase Bancorp, Inc.*	1,245
134	FPIC Insurance Group, Inc.*	5,217
790	Frontier Financial Corp.	1,398
277	FX Real Estate & Entertainment, Inc.*	19
176	Great Southern Bancorp, Inc.	1,866
220	Greene Bankshares, Inc.	2,176
499	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	6,063
922	Guaranty Bancorp*	1,401
351	Hallmark Financial Services, Inc.*	2,717
603	Hanmi Financial Corp.	1,152
715	Harleysville National Corp.	6,657
435	Harris & Harris Group, Inc.*	1,527
273	Heartland Financial USA, Inc.	3,759
200	Heritage Commerce Corp.	1,442
150	Home Bancorp, Inc.*	1,353
250	Home Bancshares, Inc.	5,148
150	Home Federal Bancorp, Inc.	1,349
239	IBERIABANK Corp.	10,131
271	Independent Bank Corp.	5,024
58	Kansas City Life Insurance Co.	1,837
98	K-Fed Bancorp	784
393	Lakeland Bancorp, Inc.	3,069
204	Lakeland Financial Corp.	4,202
148	Legacy Bancorp, Inc.	1,481
100	Life Partners Holdings, Inc.	3,800
1,004	Maiden Holdings Ltd.	4,568
337	MainSource Financial Group, Inc.	3,292
519	MarketAxess Holdings, Inc.*	4,007
307	Medallion Financial Corp.	2,075
202	Meridian Interstate Bancorp, Inc.*	1,768
331	Mission West Properties, Inc. REIT	2,307
439	Nara Bancorp, Inc.	2,594
52	NASB Financial, Inc.	1,080
100	National Interstate Corp.	1,588
818	NewStar Financial, Inc.*	2,421
751	Northfield Bancorp, Inc.	7,465
162	OceanFirst Financial Corp.	2,077
232	Old Second Bancorp, Inc.	2,074
271	Oritani Financial Corp.*	4,041
208	Pacific Continental Corp.	2,625
315	Penson Worldwide, Inc.*	1,884
174	Peoples Bancorp, Inc.	1,752
234	Pico Holdings, Inc.*	5,948
397	Pinnacle Financial Partners, Inc.*	9,381
401	PMA Capital Corp., Class A*	2,210
377	Premierwest Bancorp	1,504
371	Presidential Life Corp.	3,588
493	Prospect Capital Corp.	5,339
563	Provident Bankshares Corp.	3,614
675	Provident New York Bancorp	6,413
349	Renasant Corp.	4,226
307	Republic Bancorp, Inc., Class A	5,526
170	Rockville Financial, Inc.	1,941
519	Roma Financial Corp.	5,906
353	Sanders Morris Harris Group, Inc.	1,468
275	Sandy Spring Bancorp, Inc.	3,883
168	SCBT Financial Corp.	4,512
335	Seacoast Banking Corp. of Florida	1,538
140	Shore Bancshares, Inc.	2,411
120	Sierra Bancorp	1,470
234	Simmons First National Corp., Class A	5,766

1,242	South Financial Group (The), Inc.	2,335
234	Southside Bancshares, Inc.	4,451
244	Southwest Bancorp, Inc.	2,557
377	StellarOne Corp.	4,916
876	Sterling Financial Corp.	1,621
132	Stratus Properties, Inc.*	1,110
158	Suffolk Bancorp	4,821
283	Sun Bancorp, Inc.*	1,602
224	S.Y. Bancorp, Inc.	5,103
94	Taylor Capital Group, Inc.	601
515	Texas Capital Bancshares, Inc.*	5,814
1,114	Thinkorswim Group, Inc.*	8,377
517	Thomas Weisel Partners Group, Inc.*	1,598
389	Tower Group, Inc.	9,752
413	TowneBank	8,607
363	TradeStation Group, Inc.*	2,000
263	TriCo Bancshares	5,297
226	Union Bankshares Corp.	3,532
321	United America Indemnity Ltd., Class A*	3,396
297	United Financial Bancorp, Inc.	4,072
157	United Security Bancshares	1,291
216	Univest Corp. of Pennsylvania	4,946
208	ViewPoint Financial Group	2,968
459	Virginia Commerce Bancorp*	1,914
267	Washington Trust Bancorp, Inc.	4,368
220	Waterstone Financial, Inc.*	543
445	WesBanco, Inc.	9,194
525	Westfield Financial, Inc.	5,056
369	Wilshire Bancorp, Inc.	2,531
271	World Acceptance Corp.*	5,190
104	WSFS Financial Corp.	2,683
		522,463
	Health Care—22.0%
267	3SBio, Inc. ADR (Cayman Islands)*	1,423
363	Abaxis, Inc.*	5,743
613	Abiomed, Inc.*	8,269
465	Accelrys, Inc.*	1,758
914	Accuray, Inc.*	5,649
633	Acorda Therapeutics, Inc.*	15,526
806	Adolor Corp.*	1,612
80	Affymax, Inc.*	1,040
1,182	Affymetrix, Inc.*	3,759
204	Air Methods Corp.*	3,978
1,142	Akorn, Inc.*	2,547
401	Albany Molecular Research, Inc.*	3,437
1,020	Allos Therapeutics, Inc.*	7,987
134	Almost Family, Inc.*	4,133
621	Alphatec Holdings, Inc.*	1,348
285	AMAG Pharmaceuticals, Inc.*	10,045
112	American Dental Partners, Inc.*	752
116	Amicus Therapeutics, Inc.*	1,008
409	AngioDynamics, Inc.*	5,562
1,240	Arena Pharmaceuticals, Inc.*	5,134
1,204	Ariad Pharmaceuticals, Inc.*	2,011
766	Arqule, Inc.*	3,026
802	Array Biopharma, Inc.*	3,208
393	AspenBio Pharma, Inc.*	590
32	Atrion Corp.	2,618
1,048	ATS Medical, Inc.*	2,651
240	BioMimetic Therapeutics, Inc.*	1,937

230	Bio-Reference Labs, Inc.*	5,612
517	BMP Sunstone Corp. (China)*	1,722
485	Cadence Pharmaceuticals, Inc.*	3,492
383	Cardiac Science Corp.*	2,057
1,066	Cardiome Pharma Corp. (Canada)*	5,714
393	CardioNet, Inc.*	8,912
265	Celldex Therapeutics, Inc.*	1,969
339	China Medical Technologies, Inc. ADR (Cayman Islands)	5,200
383	Clinical Data, Inc.*	2,980
900	Columbia Laboratories, Inc.*	1,080
94	Computer Programs & Systems, Inc.	2,362
505	Conceptus, Inc.*	7,252
168	Corvel Corp.*	2,964
263	Cougar Biotechnology, Inc.*	7,674
513	Cross Country Healthcare, Inc.*	3,842
190	Crucell N.V. ADR (Netherlands)*	3,452
112	Cutera, Inc.*	752
1,030	CV Therapeutics, Inc.*	16,119
343	Cyberonics, Inc.*	5,279
170	Cynosure, Inc., Class A*	1,329
635	Cypress Bioscience, Inc.*	5,398
647	Cytokinetics, Inc.*	1,372
1,633	Dendreon Corp.*	5,503
1,693	Discovery Laboratories, Inc.*	1,913
1,379	Durect Corp.*	3,903
1,058	Dyax Corp.*	3,555
136	Ensign Group (The), Inc.	2,239
749	Enzon Pharmaceuticals, Inc.*	4,876
850	eResearchTechnology, Inc.*	4,922
152	Eurand N.V. (Netherlands)*	1,824
158	Exactech, Inc.*	2,013
1,774	Exelixis, Inc.*	8,746
417	Flamel Technologies S.A. ADR (France)*	1,743
353	Genomic Health, Inc.*	7,554
206	Genoptix, Inc.*	6,983
485	Gentiva Health Services, Inc.*	12,260
1,335	Geron Corp.*	10,465
240	Given Imaging Ltd. (Israel)*	2,395
240	GTx, Inc.*	2,650
1,369	Halozyme Therapeutics, Inc.*	7,899
222	Hansen Medical, Inc.*	1,003
563	Healthways, Inc.*	7,781
126	Home Diagnostics, Inc.*	879
2,256	Human Genome Sciences, Inc.*	4,083
178	ICU Medical, Inc.*	5,431
377	Idenix Pharmaceuticals, Inc.*	2,190
385	Idera Pharmaceuticals, Inc.*	2,695
435	I-Flow Corp.*	1,788
854	Immunogen, Inc.*	3,561
1,263	Immunomedics, Inc.*	1,528
1,637	Incyte Corp.*	4,796
1,303	Indevus Pharmaceuticals, Inc.*	6,932
950	Inspire Pharmaceuticals, Inc.*	3,610
463	Insulet Corp.*	3,676
655	InterMune, Inc.*	7,493
286	Introgen Therapeutics, Inc.*	6
553	inVentiv Health, Inc.*	5,276
271	IPC The Hospitalist Co., Inc.*	5,187
311	IRIS International, Inc.*	3,098
246	Kendle International, Inc.*	4,699
196	Kensey Nash Corp.*	4,051
1,800	Lexicon Pharmaceuticals, Inc.*	2,142

230	LHC Group, Inc.*	6,120
1,755	Ligand Pharmaceuticals, Inc., Class B*	3,721
850	MannKind Corp.*	3,018
136	MAP Pharmaceuticals, Inc.*	1,235
160	Matrixx Initiatives, Inc.*	2,766
469	Maxygen, Inc.*	4,015
244	MedCath Corp.*	1,535
271	Medical Action Industries, Inc.*	2,331
377	Medivation, Inc.*	7,069
467	Merit Medical Systems, Inc.*	7,187
196	Metabolix, Inc.*	1,654
265	Micrus Endovascular Corp.*	2,989
463	Momenta Pharmaceuticals, Inc.*	5,014
385	Monogram Biosciences, Inc.*	1,059
200	MWI Veterinary Supply, Inc.*	4,186
874	Nabi Biopharmaceuticals*	3,610
150	Nanosphere, Inc.*	683
465	Natus Medical, Inc.*	3,599
242	Neogen Corp.*	6,333
661	Neurocrine Biosciences, Inc.*	2,195
321	NovaMed, Inc.*	950
1,158	Novavax, Inc.*	1,841
417	Noven Pharmaceuticals, Inc.*	4,141
790	NPS Pharmaceuticals, Inc.*	4,930
587	NxStage Medical, Inc.*	2,013
152	Obagi Medical Products, Inc.*	1,017
413	Odyssey HealthCare, Inc.*	4,097
519	Omnicell, Inc.*	4,053
497	Optimer Pharmaceuticals, Inc.*	5,214
774	OraSure Technologies, Inc.*	2,229
447	Orexigen Therapeutics, Inc.*	1,792
283	Orthofix International N.V. (Netherlands)*	4,517
1,275	Orthovita, Inc.*	3,685
106	Osiris Therapeutics, Inc.*	2,125
705	Pain Therapeutics, Inc.*	4,681
228	Palomar Medical Technologies, Inc.*	2,018
699	Panacos Pharmaceuticals, Inc.*	49
196	Pharmasset, Inc.*	2,234
437	Poniard Pharmaceuticals, Inc.*	1,049
224	Power Medical Interventions, Inc.*	54
501	Pozen, Inc.*	3,597
509	Progenics Pharmaceuticals, Inc.*	3,711
1,267	QLT, Inc. (Canada)*	2,825
1,092	Questcor Pharmaceuticals, Inc.*	7,043
543	Quidel Corp.*	6,679
601	RadNet, Inc.*	1,923
521	Repligen Corp.*	2,131
160	Repros Therapeutics, Inc.*	1,597
367	Res-Care, Inc.*	4,973
611	Rigel Pharmaceuticals, Inc.*	4,271
198	Rochester Medical Corp.*	2,289
938	RTI Biologics, Inc.*	2,298
186	RXi Pharmaceuticals Corp.*	876
808	Salix Pharmaceuticals Ltd.*	6,464
703	Sangamo Biosciences, Inc.*	2,917
900	Santarus, Inc.*	1,521
910	Savient Pharmaceuticals, Inc.*	5,041
1,331	Seattle Genetics, Inc.*	13,429
399	Senomyx, Inc.*	1,416
204	Somanetics Corp.*	2,987
285	SonoSite, Inc.*	5,412
549	Spectranetics Corp.*	1,647

627	Stereotaxis, Inc.*	1,599
727	Sun Healthcare Group, Inc.*	8,237
1,006	SuperGen, Inc.*	2,324
401	SXC Health Solutions Corp. (Canada)*	7,439
487	Syneron Medical Ltd. (Israel)*	3,438
208	Synovis Life Technologies, Inc.*	3,388
445	Synta Pharmaceuticals Corp.*	3,916
661	Theravance, Inc.*	8,712
844	TomoTherapy, Inc.*	2,135
259	TranS1, Inc.*	1,619
208	U.S. Physical Therapy, Inc.*	2,538
265	Vascular Solutions, Inc.*	2,438
114	Virtual Radiologic Corp.*	915
253	Vital Images, Inc.*	2,861
1,160	Vivus, Inc.*	5,696
267	Vnus Medical Technologies, Inc.*	4,275
2,309	XOMA Ltd.*	1,524
98	Young Innovations, Inc.	1,513
353	Zoll Medical Corp.*	5,652
575	Zymogenetics, Inc.*	2,444
		657,350
	Industrials—14.3%
377	3D Systems Corp.*	2,262
216	AAON, Inc.	3,914
525	Acacia Research - Acacia Technologies*	1,659
950	Advanced Battery Technologies, Inc.*	2,432
263	Aerovironment, Inc.*	9,747
447	Altra Holdings, Inc.*	3,142
212	American Commercial Lines, Inc.*	856
230	American Ecology Corp.	4,589
186	American Railcar Industries, Inc.	1,561
148	American Science & Engineering, Inc.	11,544
721	American Superconductor Corp.*	11,667
176	American Woodmark Corp.	2,649
485	Apogee Enterprises, Inc.	4,971
263	A-Power Energy Generation Systems Ltd.*	1,294
214	Applied Signal Technology, Inc.	3,754
269	Argon ST, Inc.*	5,149
248	Aries Maritime Transport Ltd. (Bermuda)	191
375	Astec Industries, Inc.*	9,214
341	ATC Technology Corp.*	4,450
271	Atlas Air Worldwide Holdings, Inc.*	3,932
136	Barrett Business Services, Inc.	1,338
743	Beacon Roofing Supply, Inc.*	9,458
451	Canadian Solar, Inc. (China)*	2,462
2,928	Capstone Turbine Corp.*	2,547
321	Casella Waste Systems, Inc., Class A*	886
383	Celadon Group, Inc.*	2,995
473	Chart Industries, Inc.*	4,002
371	China Architectural Engineering, Inc. (China)*	505
729	China BAK Battery, Inc.*	1,042
138	China Fire & Security Group, Inc.*	914
739	China Sunergy Co. Ltd. ADR (China)*	2,217
220	Coleman Cable, Inc.*	770
317	Columbus McKinnon Corp.*	4,032
202	Courier Corp.	3,173
184	CRA International, Inc.*	3,866
427	Diamond Management & Technology Consultants, Inc.	1,110
513	DryShips, Inc. (Greece)	3,401
162	DXP Enterprises, Inc.*	2,200

166	Dynamex, Inc.*	1,839
210	Dynamic Materials Corp.	2,549
786	Eagle Bulk Shipping, Inc.	4,197
389	Encore Wire Corp.	6,422
253	Energy Recovery, Inc.*	1,581
166	EnerNOC, Inc.*	1,733
397	Euroseas Ltd.	1,798
2,774	Evergreen Solar, Inc.*	6,131
228	Exponent, Inc.*	5,591
148	First Advantage Corp., Class A*	1,886
341	Flanders Corp.*	1,391
1,140	Force Protection, Inc.*	6,851
198	FreightCar America, Inc.	3,792
222	Frozen Food Express Industries, Inc.	915
303	Fuel Tech, Inc.*	3,033
1,156	FuelCell Energy, Inc.*	4,462
361	Fushi Copperweld, Inc.*	1,693
307	GeoEye, Inc.*	5,296
375	Gibraltar Industries, Inc.	3,836
739	Great Lakes Dredge & Dock Corp.	2,468
232	H&E Equipment Services, Inc.*	1,547
158	Harbin Electric, Inc.*	1,011
868	Hawaiian Holdings, Inc.*	3,533
719	Healthcare Services Group, Inc.	11,015
275	Heidrick & Struggles International, Inc.	4,180
134	Heritage-Crystal Clean, Inc.*	1,549
228	Herley Industries, Inc.*	2,540
301	Houston Wire & Cable Co.	2,152
110	Hurco Cos, Inc.*	1,560
100	ICF International, Inc.*	2,373
609	Innerworkings, Inc.*	2,016
465	Insituform Technologies, Inc., Class A*	8,723
295	Insteel Industries, Inc.	2,272
250	Integrated Electrical Services, Inc.*	2,068
938	Interface, Inc., Class A	3,827
100	Jinpan International Ltd. (China)	1,351
427	Kaman Corp.	8,151
525	Kelly Services, Inc., Class A	4,757
92	Key Technology, Inc.*	1,220
651	Kforce, Inc.*	4,069
425	Kimball International, Inc., Class B	2,928
46	K-Tron International, Inc.*	3,299
263	Ladish Co., Inc.*	2,990
112	Lawson Products, Inc.	2,141
170	LB Foster Co., Class A*	4,486
443	LECG Corp.*	1,449
150	LMI Aerospace, Inc.*	1,694
361	LSI Industries, Inc.	1,643
273	Marten Transport Ltd.*	4,821
9	Middleby (The) Corp.*	208
14	Mitsui & Co. Ltd. ADR (Japan)	2,940
208	Multi-Color Corp.	2,288
152	Northwest Pipe Co.*	5,360
810	Odyssey Marine Exploration, Inc.*	3,200
54	Omega Flex, Inc.*	842
597	On Assignment, Inc.*	2,764
465	Orion Energy Systems, Inc.*	2,069
363	Orion Marine Group, Inc.*	3,594
439	Pacer International, Inc.	3,775
349	Paragon Shipping, Inc., Class A	1,832
26	Patriot Transportation Holding, Inc.*	1,789
1,535	Plug Power, Inc.*	1,382

228	PMFG, Inc.*	1,596
142	Powell Industries, Inc.*	3,391
1,531	Power-One, Inc.*	1,562
46	Preformed Line Products Co.	1,351
373	PRG-Schultz International, Inc.*	1,167
132	Protection One, Inc.*	376
301	Raven Industries, Inc.	6,565
365	RBC Bearings, Inc.*	6,672
431	Republic Airways Holdings, Inc.*	3,530
341	Rush Enterprises, Inc., Class A*	3,103
146	Rush Enterprises, Inc., Class B*	1,289
234	Saia, Inc.*	2,501
315	School Specialty, Inc.*	5,198
455	Solarfun Power Holdings Co. Ltd. ADR (China)*	2,257
144	Standard Parking Corp.*	2,756
687	Star Bulk Carriers Corp.	1,511
218	Sterling Construction Co., Inc.*	3,907
208	Sun Hydraulics Corp.	3,203
1,036	Taser International, Inc.*	5,253
315	Team, Inc.*	6,221
234	Tecumseh Products Co., Class A*	1,919
66	Tecumseh Products Co., Class B*	541
226	Thermadyne Holdings Corp.*	791
222	Titan Machinery, Inc.*	2,253
293	Ultralife Corp.*	2,347
441	Ultrapetrol Bahamas Ltd.*	1,005
236	Universal Forest Products, Inc.	4,956
269	Universal Truckload Services, Inc.*	3,325
136	USA Truck, Inc.*	1,961
1,477	Valence Technology, Inc.*	2,570
391	Vicor Corp.	1,846
236	Vitran Corp, Inc. (Canada)*	1,093
66	VSE Corp.	1,898
577	Waste Services, Inc.*	2,925
994	YRC Worldwide, Inc.*	2,863
		426,469
	Information Technology—24.7%
463	Acme Packet, Inc.*	2,037
433	Actel Corp.*	3,906
1,012	Actuate Corp.*	3,603
2,036	Adaptec, Inc.*	5,680
782	Advanced Analogic Technologies, Inc.*	2,354
523	Advanced Energy Industries, Inc.*	4,697
431	Airvana, Inc.*	2,194
176	Aladdin Knowledge Systems Ltd. (Israel)*	1,948
998	Alvarion Ltd. (Israel)*	3,283
379	American Software, Inc., Class A	1,573
2,291	Amkor Technology, Inc.*	5,315
1,066	Anadigics, Inc.*	2,164
244	Anaren, Inc.*	2,884
1,092	Applied Micro Circuits Corp.*	4,368
391	ArcSight, Inc.*	3,632
1,068	ARM Holdings PLC ADR (United Kingdom)	4,283
2,170	Art Technology Group, Inc.*	3,711
1,052	Aruba Networks, Inc.*	2,809
776	AsiaInfo Holdings, Inc.*	6,774
140	ASM International N.V. (Netherlands)*	1,021
539	ATMI, Inc.*	7,282
236	Bankrate, Inc.*	7,873
36	Bel Fuse, Inc., Class A	506

158	Bel Fuse, Inc., Class B	2,408
808	BigBand Networks, Inc.*	4,080
649	Blue Coat Systems, Inc.*	6,224
1,277	Borland Software Corp.*	792
325	Bottomline Technologies, Inc.*	2,171
1,020	Brightpoint, Inc.*	4,774
1,066	Brooks Automation, Inc.*	4,872
116	Cass Information Systems, Inc.	2,765
1,341	CDC Corp., Class A (Hong Kong)*	1,059
619	Ceragon Networks Ltd. (Israel)*	3,491
329	CEVA, Inc.*	2,247
271	China Finance Online Co. Ltd. ADR (China)*	2,182
595	China Information Security Technology, Inc. *	1,821
1,094	Cirrus Logic, Inc.*	3,085
445	Cogo Group, Inc.*	2,973
391	Cohu, Inc.	3,902
367	comScore, Inc.*	4,628
369	Comverge, Inc.*	1,694
353	Constant Contact, Inc.*	5,390
144	CPI International, Inc.*	1,104
1,160	Cybersource Corp.*	13,838
679	Daktronics, Inc.	5,860
218	Deltek, Inc.*	717
349	DemandTec, Inc.*	2,338
359	DG FastChannel, Inc.*	5,202
427	Digi International, Inc.*	3,245
515	Diodes, Inc.*	3,337
162	DivX, Inc.*	815
369	Double-Take Software, Inc.*	2,793
449	DSP Group, Inc.*	2,923
295	DTS, Inc.*	4,012
126	Ebix, Inc.*	2,578
515	Echelon Corp.*	3,811
325	Electro Rent Corp.	3,445
455	Electro Scientific Industries, Inc.*	2,876
1,375	Emcore Corp.*	1,815
257	EMS Technologies, Inc.*	6,168
1,898	Entegris, Inc.*	2,638
802	Entrust, Inc.*	1,203
1,006	Epicor Software Corp.*	3,561
591	EPIQ Systems, Inc.*	10,472
715	Exar Corp.*	4,841
146	ExlService Holdings, Inc.*	1,161
1,487	Extreme Networks, Inc.*	2,632
391	Ezchip Semiconductor Ltd. (Israel)*	6,115
609	FalconStor Software, Inc.*	1,943
277	FARO Technologies, Inc.*	4,161
7,956	Finisar Corp.*	4,058
291	Forrester Research, Inc.*	6,076
184	Fundtech Ltd. (Israel)*	1,130
635	GigaMedia Ltd. (Taiwan, Republic of China)*	4,172
693	Gilat Satellite Networks Ltd. (Israel)*	2,176
351	Globecomm Systems, Inc.*	1,801
152	Glu Mobile, Inc.*	78
405	Gmarket, Inc. ADR (South Korea)*	5,836
595	GSI Commerce, Inc.*	5,099
663	Hackett Group (The), Inc.*	1,863
1,593	Harmonic, Inc.*	8,204
443	Harris Stratex Networks, Inc., Class A*	3,057
1,615	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	2,713
142	Hughes Communications, Inc.*	1,714
281	i2 Technologies, Inc.*	1,753

228	ICx Technologies, Inc.*	1,309
451	iGate Corp.*	1,845
495	Immersion Corp.*	2,569
713	infoGROUP, Inc.	2,631
547	Information Services Group, Inc.*	1,750
577	InfoSpace, Inc.*	4,622
766	Insight Enterprises, Inc.*	3,968
289	Integral Systems, Inc.*	3,159
230	Interactive Intelligence, Inc.*	1,580
850	Internap Network Services Corp.*	2,287
515	Internet Brands, Inc., Class A*	2,560
643	Internet Capital Group, Inc.*	2,771
164	Internet Gold-Golden Lines Ltd. (Israel)*	678
770	Interwoven, Inc.*	12,142
375	Intevac, Inc.*	1,643
1,092	Ipass, Inc.*	1,387
325	Isilon Systems, Inc.*	900
283	Ituran Location & Control Ltd. (Israel)	2,439
427	Ixia*	2,272
391	IXYS Corp.	2,678
517	JDA Software Group, Inc.*	5,790
379	Kenexa Corp.*	2,573
244	Keynote Systems, Inc.*	2,135
545	Knot (The), Inc.*	3,750
1,140	Kopin Corp.*	1,801
1,944	Lattice Semiconductor Corp.*	2,994
555	Limelight Networks, Inc.*	1,698
351	Liquidity Services, Inc.*	2,503
363	Littelfuse, Inc.*	5,554
116	LoopNet, Inc.*	754
339	Loral Space & Communications, Inc.*	4,478
301	Manhattan Associates, Inc.*	4,617
461	Marchex, Inc., Class B	2,310
30	Mastech Holdings, Inc.*	56
896	Mattson Technology, Inc.*	878
383	Maxwell Technologies, Inc.*	1,792
499	Mellanox Technologies Ltd. (Israel)*	4,316
367	Merix Corp.*	132
152	MicroStrategy, Inc., Class A*	5,882
892	Microtune, Inc.*	1,525
776	ModusLink Global Solutions, Inc.*	1,808
425	Monolithic Power Systems, Inc.*	5,164
435	Monotype Imaging Holdings, Inc.*	2,567
2,553	Move, Inc.*	4,315
2,776	MRV Communications, Inc.*	1,416
760	MSC.Software Corp.*	4,423
172	Multi-Fineline Electronix, Inc.*	3,187
138	NCI, Inc., Class A*	4,140
513	Ness Technologies, Inc.*	2,037
273	Netlogic Microsystems, Inc.*	5,790
657	Netscout Systems, Inc.*	9,342
407	Neutral Tandem, Inc.*	6,447
603	Newport Corp.*	3,226
788	NIC, Inc.	4,208
170	Novatel Wireless, Inc.*	942
76	NVE Corp.*	2,468
671	O2Micro International Ltd. ADR (Cayman Islands)*	1,543
862	OmniVision Technologies, Inc.*	5,767
505	Online Resources Corp.*	1,596
1,922	OpenTV Corp., Class A*	2,306
347	Oplink Communications, Inc.*	2,453
271	Opnet Technologies, Inc.*	2,222

339	Opnext, Inc.*	807
545	Orbcomm, Inc.*	894
581	Orbotech Ltd. (Israel)*	2,417
297	OSI Systems, Inc.*	4,345
1,846	Palm, Inc.*	14,158
327	Parkervision, Inc.*	585
140	PC Connection, Inc.*	685
305	PC-Tel, Inc.	1,970
244	Pegasystems, Inc.	3,311
491	Perfect World Co. Ltd. ADR (Cayman Islands)*	7,272
545	Perficient, Inc.*	2,131
427	Pericom Semiconductor Corp.*	2,635
481	Phoenix Technologies Ltd.*	1,241
491	Power Integrations, Inc.	9,559
641	Presstek, Inc.*	1,385
218	QAD, Inc.	558
515	Rackable Systems, Inc.*	2,024
543	Radiant Systems, Inc.*	1,879
391	Radisys Corp.*	1,849
359	RADVision Ltd. (Israel)*	1,616
307	RADWARE Ltd. (Israel)*	1,704
204	Renaissance Learning, Inc.	1,475
4,401	RF Micro Devices, Inc.*	4,753
234	RightNow Technologies, Inc.*	1,367
158	Rimage Corp.*	2,071
265	Rubicon Technology, Inc.*	1,513
401	Rudolph Technologies, Inc.*	1,127
950	S1 Corp.*	6,337
8,966	Sanmina-SCI Corp.*	2,959
509	Seachange International, Inc.*	3,013
427	Semitool, Inc.*	1,183
291	ShoreTel, Inc.*	1,158
519	Sierra Wireless, Inc. (Canada)*	2,860
445	Sigma Designs, Inc.*	4,548
1,248	Silicon Image, Inc.*	4,580
559	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	1,571
1,605	Silicon Storage Technology, Inc.*	3,290
1,048	SiRF Technology Holdings, Inc.*	1,069
527	Smith Micro Software, Inc.*	2,793
896	SonicWALL, Inc.*	3,154
323	Sourcefire, Inc.*	2,174
228	SPSS, Inc.*	5,855
373	Standard Microsystems Corp.*	5,166
437	STEC, Inc.*	1,958
339	Stratasys, Inc.*	3,631
703	SuccessFactors, Inc.*	4,731
533	SumTotal Systems, Inc.*	1,343
437	Super Micro Computer, Inc.*	2,303
216	Supertex, Inc.*	4,901
810	SupportSoft, Inc.*	1,531
433	Switch & Data Facilities Co., Inc.*	2,979
749	Symmetricom, Inc.*	2,779
583	Symyx Technologies, Inc.*	2,798
164	Synchronoss Technologies, Inc.*	1,396
511	Taleo Corp., Class A*	4,308
212	TechTarget, Inc.*	820
108	Techwell, Inc.*	610
595	TeleCommunication Systems, Inc., Class A*	4,260
196	Telvent GIT S.A. (Spain)	2,846
990	Terremark Worldwide, Inc.*	3,475
255	The9 Ltd. ADR (China)	3,856
517	TheStreet.com, Inc.	1,411

1,124	THQ, Inc.*	4,440
1,715	TiVo, Inc.*	12,330
50	Travelzoo, Inc.*	201
1,060	Trident Microsystems, Inc.*	1,802
2,453	TriQuint Semiconductor, Inc.*	4,955
713	TTM Technologies, Inc.*	4,299
415	Ultimate Software Group, Inc.*	5,715
395	Ultratech, Inc.*	4,424
601	Universal Display Corp.*	4,586
2,106	UTStarcom, Inc.*	3,096
465	VASCO Data Security International, Inc.*	3,153
417	Veeco Instruments, Inc.*	2,014
399	Vignette Corp.*	2,781
295	Virtusa Corp.*	2,227
236	Vocus, Inc.*	3,601
427	Volterra Semiconductor Corp.*	2,989
162	WebMD Health Corp., Class A*	3,797
220	Yucheng Technologies Ltd. (China)*	964
1,134	Zix Corp.*	1,474
860	Zoran Corp.*	5,108
283	Zygo Corp.*	1,619
		742,436
	Materials—2.0%
84	AEP Industries, Inc.*	1,205
1,501	Altair Nanotechnologies, Inc.*	1,516
303	Balchem Corp.	6,765
617	Century Aluminum, Co.*	2,190
130	China Natural Resources, Inc. (Hong Kong)*	1,222
395	DRDGOLD Ltd. ADR (South Africa)	2,583
174	GenTek, Inc.*	2,375
198	Haynes International, Inc.*	3,617
609	Horsehead Holding Corp.*	2,412
477	ICO, Inc.*	1,264
267	Innophos Holdings, Inc.	4,040
395	Innospec, Inc.	1,924
323	KapStone Paper and Packaging Corp.*	578
441	Landec Corp.*	2,426
305	Lihir Gold Ltd. ADR (Australia)*	6,146
180	Olympic Steel, Inc.	2,857
196	Penford Corp.	1,697
439	Schulman (A.), Inc.	6,650
711	ShengdaTech, Inc.*	2,112
3,210	Smurfit-Stone Container Corp.*	106
615	U.S. Concrete, Inc.*	1,710
32	United States Lime & Minerals, Inc.*	674
575	Zoltek Cos., Inc.*	4,071
		60,140
	Telecommunication Services—1.8%
725	Alaska Communications Systems Group, Inc.	6,054
132	America Movil SAB de CV ADR, Class A (Mexico)	3,729
190	Atlantic Tele-Network, Inc.	4,085
561	Cogent Communications Group, Inc.*	3,731
373	Consolidated Communications Holdings, Inc.	4,200
253	D&E Communications, Inc.	1,768
633	General Communication, Inc., Class A*	4,159
649	Ibasis, Inc.*	597
2,587	ICO Global Communications Holdings Ltd.*	1,526
287	iPCS, Inc.*	1,424

1,816	PAETEC Holding Corp.*	2,452
226	Partner Communications ADR (Israel)	3,492
395	Shenandoah Telecommunications Co.	9,630
234	SureWest Communications	2,389
92	Telefonos de Mexico SAB de CV ADR, Class A (Mexico)	1,626
457	USA Mobility, Inc.*	4,830
		55,692
	Utilities—0.3%
208	Cadiz, Inc.*	1,930
244	Consolidated Water Co., Inc. (Cayman Islands)	2,855
226	Middlesex Water Co.	3,740
423	Southwest Water Co.	1,895
		10,420
	Total Common Stocks and Other Equity Interests (Cost $3,810,605)	2,980,839

	Money Market Fund—0.2%
6,045	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,045)	6,045

	Total Investments (Cost $3,816,650)(a)—99.8%	2,986,884
	Other assets less liabilities—0.2%	5,750

	Net Assets—100.0%	$2,992,634

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same.  The net unrealized depreciation was $829,766 which consisted of aggregate gross unrealized appreciation of $78,606 and aggregate gross unrealized depreciation of $908,372.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—11.9%
16,642	American Greetings Corp., Class A	$72,226
9,107	America’s Car-Mart, Inc.*	82,783
27,567	Asbury Automotive Group, Inc.	98,690
25,065	Audiovox Corp., Class A*	113,043
37,477	Bassett Furniture Industries, Inc.	123,299
6,134	Bob Evans Farms, Inc.	107,713
14,874	Brown Shoe Co., Inc.	69,759
21,540	Cabela’s, Inc.*	120,839
8,307	Cato Corp. (The), Class A	109,902
51,620	Charming Shoppes, Inc.*	55,750
3,115	Churchill Downs, Inc.	107,499
8,551	Citi Trends, Inc.*	81,491
14,802	Conn’s, Inc.*	179,991
5,844	Core-Mark Holding Co., Inc.*	107,179
11,688	Dress Barn, Inc.*	100,751
23,737	Exide Technologies*	86,165
22,409	Finish Line (The), Inc., Class A	106,443
11,663	Fred’s, Inc., Class A	119,662
3,840	Fuel Systems Solutions, Inc.*	100,378
20,066	Fuqi International, Inc.*	95,314
56,820	Furniture Brands International, Inc.	116,481
19,717	G-III Apparel Group Ltd.*	108,444
11,663	Group 1 Automotive, Inc.	116,280
13,450	Haverty Furniture Cos., Inc.	107,869
7,239	Helen of Troy Ltd.*	75,792
13,547	Hot Topic, Inc.*	115,691
6,090	JAKKS Pacific, Inc.*	111,691
8,113	Jo-Ann Stores, Inc.*	103,603
4,805	Jos. A. Bank Clothiers, Inc.*	131,945
11,012	K-Swiss, Inc., Class A	118,049
58,041	La-Z-Boy, Inc.	56,300
35,997	Leapfrog Enterprises, Inc.*	72,354
11,880	Lumber Liquidators, Inc.*	105,376
7,752	Marcus Corp.	80,078
10,311	Meritage Homes Corp.*	113,627
4,926	Monro Muffler, Inc.	119,554
13,378	Movado Group, Inc.	102,743
1,646	National Presto Industries, Inc.	110,512
5,988	P.F. Chang’s China Bistro, Inc.*	106,167
19,864	Perry Ellis International, Inc.*	76,278
15,551	Rex Stores Corp.*	90,196
13,111	Shoe Carnival, Inc.*	102,921
9,804	Skechers U.S.A., Inc., Class A*	97,648
6,278	Skyline Corp.	126,062
15,213	Stage Stores, Inc.	108,773
21,105	Steak n Shake (The) Co.*	120,721
5,892	Steven Madden Ltd.*	102,403
27,615	Stoneridge, Inc.*	54,125
11,929	Superior Industries International, Inc.	122,511

44,669	Unifi, Inc.*	82,191
4,226	UniFirst Corp.	110,890
		5,206,152
	Consumer Staples—5.1%
42,693	Alliance One International, Inc.*	102,463
5,627	American Italian Pasta Co., Class A*	132,910
21,419	Central Garden & Pet Co.*	129,371
21,274	Central Garden & Pet Co., Class A*	127,644
8,500	Chiquita Brands International, Inc.*	118,830
6,230	Diamond Foods, Inc.	159,986
5,023	Farmer Bros. Co.	102,268
22,216	Heckmann Corp.*	115,079
16,043	HQ Sustainable Maritime Industries, Inc.*	114,707
7,148	Ingles Markets, Inc., Class A	101,930
3,502	J & J Snack Foods Corp.	122,255
22,699	Medifast, Inc.*	175,691
2,801	Nash Finch Co.	120,527
31,320	Omega Protein Corp.*	119,642
5,841	Pantry (The), Inc.*	97,136
43,007	Parlux Fragrances, Inc.*	120,420
11,942	Prestige Brands Holdings, Inc.*	75,832
5,404	Spartan Stores., Inc.	100,406
10,456	Zhongpin, Inc.*	108,429
		2,245,526
	Energy—6.6%
22,891	Allis-Chalmers Energy, Inc.*	82,408
9,666	Basic Energy Services, Inc.*	92,794
106,395	Boots & Coots International Control, Inc.*	109,587
39,240	Brigham Exploration Co.*	98,100
19,439	Bronco Drilling Co., Inc.*	102,638
2,753	Clayton Williams Energy, Inc.*	109,569
15,406	Complete Production Services, Inc.*	98,752
9,225	Duncan Energy Partners LP	158,947
8,549	EV Energy Partner LP	151,146
14,392	Genesis Energy LP	156,009
14,487	Georesources, Inc.*	104,017
4,950	GMX Resources, Inc.*	112,217
44,842	Gran Tierra Energy, Inc. (Canada)*	126,903
29,195	Harvest Natural Resources, Inc.*	116,780
54,598	International Coal Group, Inc.*	132,127
8,186	James River Coal Co.*	111,002
3,646	Lufkin Industries, Inc.	127,428
12,388	Natural Gas Services Group, Inc.*	105,917
33,927	Newpark Resources, Inc.*	142,833
17,724	Rosetta Resources, Inc.*	107,585
12,557	Superior Well Services, Inc.*	115,399
7,462	Swift Energy Co.*	114,318
9,442	TransMontaigne Partners LP	162,401
16,879	VAALCO Energy, Inc.*	126,761
		2,865,638
	Financials—30.4%
5,329	1st Source Corp.	94,856
13,614	Abington Bancorp, Inc.	95,979
13,595	Alternative Asset Management Acquisition Corp.*	128,881

17,941	American Equity Investment Life Holding Co.	120,025
2,615	American Physicians Capital, Inc.	111,190
5,844	American Physicians Service Group, Inc.	122,724
6,109	Amerisafe, Inc.*	114,422
56,313	Anthracite Capital, Inc. REIT	95,169
19,536	Anworth Mortgage Asset Corp. REIT	121,123
4,733	Avatar Holdings, Inc.*	122,821
6,906	Baldwin & Lyons, Inc., Class B	115,952
8,768	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	91,976
8,525	BancTrust Financial Group, Inc.	75,617
10,891	Bank Mutual Corp.	96,168
12,316	BankFinancial Corp.	118,603
13,397	Banner Corp.	42,201
4,057	Berkshire Hills Bancorp, Inc.	95,421
12,726	BlackRock Kelso Capital Corp.	107,916
16,326	Brandywine Realty Trust REIT	97,466
11,784	Brookline Bancorp, Inc.	113,951
4,626	Capital City Bank Group, Inc.	74,109
1,159	Capital Southwest Corp.	106,234
11,663	Capstead Mortgage Corp. REIT	124,444
9,248	Castlepoint Holdings Ltd. (Bermuda)	125,588
17,724	Cedar Shopping Centers, Inc. REIT	108,648
20,356	Center Financial Corp.	97,709
12,547	Central Pacific Financial Corp.	84,441
32,188	CFS Bancorp, Inc.	75,320
4,505	Chemical Financial Corp.	102,714
12,943	Citizens, Inc.*	105,485
3,609	City Holding Co.	92,787
13,402	Cogdell Spencer, Inc.	113,113
15,069	Colonial Properties Trust REIT	110,757
5,143	Community Bank System, Inc.	92,317
3,414	Community Trust Bancorp, Inc.	95,490
11,156	Compass Diversified Holdings	120,596
20,067	Cowen Group, Inc.*	115,385
9,442	Dime Community Bancshares, Inc.	94,892
7,486	Donegal Group, Inc., Class A	104,954
15,624	Eastern Insurance Holdings, Inc.	163,271
24,051	Education Realty Trust, Inc. REIT	111,837
4,916	EMC Insurance Group, Inc.	95,469
17,434	Encore Capital Group, Inc.*	91,703
8,887	ESSA Bancorp, Inc.	118,553
10,045	Evercore Partners, Inc., Class A	112,805
5,385	Financial Federal Corp.	116,962
8,741	Financial Institutions, Inc.	73,075
6,834	First Bancorp	98,341
6,905	First Busey Corp.	60,419
10,175	First Financial Bancorp	82,621
3,075	First Financial Corp.	101,936
13,450	First Financial Northwest, Inc.	116,477
5,650	First Merchants Corp.	88,592
13,498	First Potomac Realty Trust REIT	111,763
10,536	Flushing Financial Corp.	83,445
2,874	FPIC Insurance Group, Inc.*	111,885
14,779	Gladstone Commercial Corp.	135,967
9,261	Greene Bankshares, Inc.	91,591
9,659	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	117,357
8,693	Harleysville National Corp.	80,932
6,128	Heartland Financial USA, Inc.	84,383
15,814	Hercules Technology Growth Capital, Inc.	103,265
12,895	Hilltop Holdings, Inc.*	128,950
4,661	Home Bancshares, Inc.	95,970
13,640	Horace Mann Educators Corp.	127,534

2,615	IBERIABANK Corp.	110,850
4,805	Independent Bank Corp.	89,085
2,680	Infinity Property & Casualty Corp.	102,912
11,711	Investors Real Estate Trust	116,524
2,897	Kansas City Life Insurance Co.	91,748
26,200	LaBranche & Co., Inc.*	179,733
11,156	Lakeland Bancorp, Inc.	87,128
5,264	Lakeland Financial Corp.	108,438
6,182	LTC Properties, Inc. REIT	127,906
8,116	MainSource Financial Group, Inc.	79,293
19,487	Meadowbrook Insurance Group, Inc.	118,286
16,445	Medallion Financial Corp.	111,168
19,897	Medical Properties Trust, Inc. REIT	90,531
9,925	Mercer Insurance Group, Inc.	135,079
16,420	Mission West Properties, Inc. REIT	114,447
12,815	Nara Bancorp, Inc.	75,737
751	National Western Life Insurance Co., Class A	93,222
8,766	Nelnet, Inc., Class A	121,146
14,996	NGP Capital Resources Co.	126,566
32,117	NorthStar Realty Finance Corp. REIT	124,614
6,593	NYMAGIC, Inc.	112,477
7,558	OceanFirst Financial Corp.	96,894
13,667	Ocwen Financial Corp.*	121,636
16,469	Penson Worldwide, Inc.*	98,485
6,568	Peoples Bancorp, Inc.	66,140
7,051	Peoples Financial Corp.	133,969
4,733	Pico Holdings, Inc.*	120,313
4,216	Pinnacle Financial Partners, Inc.*	99,624
3,174	Piper Jaffray Cos.*	91,126
17,724	PMA Capital Corp., Class A*	97,659
12,702	Presidential Life Corp.	122,828
10,118	Provident New York Bancorp	96,121
48,295	RAIT Financial Trust	83,550
7,387	Renasant Corp.	89,457
4,626	Republic Bancorp, Inc., Class A	83,268
32,896	Resource Capital Corp. REIT	100,991
3,308	Safety Insurance Group, Inc.	115,846
5,767	Sandy Spring Bancorp, Inc.	81,430
10,076	Santander BanCorp	83,832
3,657	SCBT Financial Corp.	98,227
10,697	SeaBright Insurance Holdings, Inc.*	110,928
19,087	Seacoast Banking Corp. of Florida	87,609
4,250	Simmons First National Corp., Class A	104,720
5,337	Southside Bancshares, Inc.	101,510
9,714	Southwest Bancorp, Inc.	101,803
7,461	StellarOne Corp.	97,291
8,986	Sterling Bancorp	99,026
5,354	Stewart Information Services Corp.	79,453
16,811	Sun Bancorp, Inc.*	95,150
6,636	SWS Group, Inc.	97,217
9,424	Texas Capital Bancshares, Inc.*	106,397
2,173	Tompkins Financial Corp.	108,976
1,697	Transcontinental Realty Investors, Inc.*	17,802
5,038	TriCo Bancshares	101,465
5,086	Union Bankshares Corp.	79,494
9,804	United America Indemnity Ltd., Class A*	103,726
8,282	United Financial Bancorp, Inc.	113,546
3,912	Univest Corp. of Pennsylvania	89,585
7,872	Urstadt Biddle Properties, Inc., Class A	116,427
28,204	U-Store-It Trust REIT	105,765
12,436	Western Alliance Bancorp*	94,638
12,170	Westfield Financial, Inc.	117,197

13,880	Wilshire Bancorp, Inc.	95,217
6,128	Wintrust Financial Corp.	81,931
2,615	WSFS Financial Corp.	67,467
		13,305,173
	Health Care—7.6%
12,895	Albany Molecular Research, Inc.*	110,510
115,185	Allied Healthcare International, Inc.*	114,033
30,474	Allion Healthcare, Inc.*	139,266
9,177	Angiodynamics, Inc.*	124,807
10,480	Ardea Biosciences, Inc.*	130,476
16,786	Cardiac Science Corp.*	90,141
14,261	Cross Country Healthcare, Inc.*	106,815
4,805	Emergent Biosolutions, Inc.*	105,374
8,645	Hanger Orthopedic Group, Inc.*	118,004
8,090	Invacare Corp.	154,196
7,606	Matrixx Initiatives, Inc.*	131,508
14,078	Maxygen, Inc.*	120,508
7,003	Merit Medical Systems, Inc.*	107,776
37,477	Nabi Biopharmaceuticals*	154,781
9,714	Natus Medical, Inc.*	75,186
13,571	Odyssey HealthCare, Inc.*	134,624
9,369	Par Pharmaceutical Cos., Inc.*	115,332
8,017	PharMerica Corp.*	131,799
52,087	QLT, Inc. (Canada)*	116,154
8,282	RehabCare Group, Inc.*	115,534
8,355	Res-Care, Inc.*	113,210
45,494	RTI Biologics, Inc.*	111,460
14,875	Skilled Healthcare Group, Inc., Class A*	123,909
6,737	SXC Health Solutions Corp. (Canada)*	124,971
15,044	Syneron Medical Ltd. (Israel)*	106,211
107,313	Theragenics Corp.*	138,434
9,031	Vital Images, Inc.*	102,141
6,641	Zoll Medical Corp.*	106,322
		3,323,482
	Industrials—16.2%
12,533	Aceto Corp.	112,045
8,403	Alamo Group, Inc.	105,458
11,966	American Railcar Industries, Inc.	100,395
6,882	American Woodmark Corp.	103,574
5,796	Ampco-Pittsburgh Corp.	107,168
4,000	Amrep Corp.*	111,000
7,003	Applied Signal Technology, Inc.	122,833
6,665	Argon ST, Inc.*	127,568
4,191	Arkansas Best Corp.	98,027
5,005	AZZ, Inc.*	112,112
9,036	Beacon Roofing Supply, Inc.*	115,028
14,731	Celadon Group, Inc.*	115,196
32,696	China Yuchai International Ltd. (Bermuda)	140,266
4,561	CIRCOR International, Inc.	101,482
11,784	Comfort Systems USA, Inc.	120,550
6,762	Cornell Cos., Inc.*	103,188
7,510	Ducommun, Inc.	142,239
6,616	Encore Wire Corp.	109,230
11,421	EnerSys*	104,045
10,359	Ennis, Inc.	115,917
5,819	EnPro Industries, Inc.*	106,488
15,286	Federal Signal Corp.	103,181
10,504	Gibraltar Industries, Inc.	107,456

13,450	Griffon Corp.*	133,828
19,742	Hawaiian Holdings, Inc.*	80,350
10,214	Herley Industries, Inc.*	113,784
5,120	ICF International, Inc.*	121,498
6,375	Insituform Technologies, Inc., Class A*	119,595
11,166	Insteel Industries, Inc.	85,978
9,350	Kadant, Inc.*	93,874
9,659	Kelly Services, Inc., Class A	87,511
16,348	Kforce, Inc.*	102,175
14,585	Kimball International, Inc., Class B	100,491
10,987	Korn/Ferry International*	103,278
21,898	Lydall, Inc.*	80,804
6,616	Marten Transport Ltd.*	116,839
10,843	MasTec, Inc.*	115,261
3,404	Michael Baker Corp.*	119,004
8,718	Mobile Mini, Inc.*	110,196
16,662	MPS Group, Inc.*	100,805
14,922	Mueller Water Products, Inc., Class A	101,022
3,366	NACCO Industries, Inc., Class A	107,678
7,726	NCI Building Systems, Inc.*	89,544
2,947	Northwest Pipe Co.*	103,911
22,143	On Assignment, Inc.*	102,522
12,026	Pacer International, Inc.	103,424
116,247	RCM Technologies, Inc.*	140,078
11,759	Republic Airways Holdings, Inc.*	96,306
14,658	Rush Enterprises, Inc., Class A*	133,388
11,567	Saia, Inc.*	123,651
10,996	Schawk, Inc.	89,507
6,553	School Specialty, Inc.*	108,125
6,345	Standex International Corp.	97,396
6,762	Sterling Construction Co., Inc.*	121,175
202,503	Sypris Solutions, Inc.	257,179
13,112	Tecumseh Products Co., Class A*	107,518
6,906	Tredegar Corp.	113,949
7,631	Trex Co., Inc.*	112,862
4,661	Universal Forest Products, Inc.	97,881
5,071	Viad Corp.	112,728
17,416	Volt Information Sciences, Inc.*	92,827
27,978	Wabash National Corp.	78,898
19,077	Waste Services, Inc.*	96,720
50,010	WCA Waste Corp.*	106,521
		7,064,527
	Information Technology—16.6%
10,722	Actel Corp.*	96,712
15,478	Acxiom Corp.	147,196
38,057	Adaptec, Inc.*	106,179
12,629	Advanced Energy Industries, Inc.*	113,408
10,504	Anaren, Inc.*	124,157
31,948	Applied Micro Circuits Corp.*	127,792
5,917	Bel Fuse, Inc., Class B	90,175
4,818	Black Box Corp.	105,177
21,612	Brooks Automation, Inc.*	98,767
4,805	Cabot Microelectronics Corp.*	109,362
26,104	Ciber, Inc.*	113,813
8,476	Cognex Corp.	110,697
5,847	Coherent, Inc.*	105,772
10,335	Cohu, Inc.	103,143
22,796	CTS Corp.	117,171
10,070	DG FastChannel, Inc.*	145,914
15,478	Digi International, Inc.*	117,633

15,648	DSP Group, Inc.*	101,868
15,696	Dynamics Research Corp.*	109,401
48,464	Edgewater Technology, Inc.*	135,699
11,253	Electro Rent Corp.	119,282
18,497	Electro Scientific Industries, Inc.*	116,901
4,868	EMS Technologies, Inc.*	116,832
7,510	EPIQ Systems, Inc.*	133,077
18,835	Exar Corp.*	127,513
41,848	Exfo Electro-Optical Engineering, Inc. (Canada)*	147,305
4,456	Forrester Research, Inc.*	93,041
9,248	Imation Corp.	90,076
10,408	Integral Systems, Inc.*	113,759
21,564	Internet Brands, Inc., Class A*	107,173
23,037	Internet Capital Group, Inc.*	99,289
9,973	Interwoven, Inc.*	157,275
15,236	IXYS Corp.	104,367
9,563	JDA Software Group, Inc.*	107,106
18,618	L-1 Identity Solutions, Inc.*	134,981
21,540	Marchex, Inc., Class B	107,915
18,618	Methode Electronics, Inc.	86,015
43,442	ModusLink Global Solutions, Inc.*	101,220
10,746	Multi-Fineline Electronix, Inc.*	199,124
22,819	NAM TAI Electronics, Inc. (Hong Kong)	129,384
29,339	Ness Technologies, Inc.*	116,476
18,521	Newport Corp.*	99,087
12,726	Opnet Technologies, Inc.*	104,353
9,056	OSI Systems, Inc.*	132,489
19,101	PC-Tel, Inc.	123,392
37,260	Perceptron, Inc.*	126,684
31,875	Rackable Systems, Inc.*	125,269
35,569	RealNetworks, Inc.*	100,305
15,913	S1 Corp.*	106,140
17,411	Seachange International, Inc.*	103,073
29,895	Silicon Image, Inc.*	109,715
54,815	Silicon Storage Technology, Inc.*	112,371
22,578	Smith Micro Software, Inc.*	119,663
19,826	Super Micro Computer, Inc.*	104,483
31,779	Symmetricom, Inc.*	117,900
21,197	Symyx Technologies, Inc.*	101,746
11,084	SYNNEX Corp.*	170,140
23,255	Tier Technologies, Inc., Class B*	134,879
24,100	TTM Technologies, Inc.*	145,323
10,504	Ultratech, Inc.*	117,645
67,855	UTStarcom, Inc.*	99,747
13,354	Vignette Corp.*	93,077
		7,235,628
	Materials—3.8%
11,590	AM Castle & Co.	98,051
15,599	American Pacific Corp.*	122,140
22,965	Gammon Gold, Inc. (Canada)*	150,421
13,528	Glatfelter	117,829
18,652	Headwaters, Inc.*	84,494
6,326	Innophos Holdings, Inc.	95,712
52,763	KapStone Paper and Packaging Corp.*	94,446
6,157	Olympic Steel, Inc.	97,712
39,993	PolyOne Corp.*	81,986
7,656	Quaker Chemical Corp.	87,355
7,389	Schulman (A.), Inc.	111,943
6,278	Schweitzer-Mauduit International, Inc.	134,349
20,129	Spartech Corp.	63,809

2,680	Stepan Co.	98,329
37,474	U.S. Concrete, Inc.*	104,178
10,963	Wausau Paper Corp.	104,258
		1,647,012
	Telecommunication Services—0.8%
18,739	D&E Communications, Inc.	130,986
15,527	General Communication, Inc., Class A*	102,012
10,843	USA Mobility, Inc.*	114,611
		347,609
	Utilities—0.8%
5,264	Central Vermont Public Service Corp.	118,966
2,445	CH Energy Group, Inc.	123,668
7,124	Empire District Electric (The) Co.	126,523
		369,157
	Total Common Stocks and Other Equity Interests (Cost $63,166,065)	43,609,904

	Money Market Fund—0.2%
100,880	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $100,880)	100,880

	Total Investments (Cost $63,266,945)(a)—100.0%	43,710,784
	Other assets less liabilities—0.0%	1,341

	Net Assets—100.0%	$43,712,125

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $63,800,265. The net unrealized depreciation was $20,089,481 which consisted of aggregate gross unrealized appreciation of $696,348 and aggregate gross unrealized depreciation of $20,785,829.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.2%
	Consumer Discretionary—11.4%
5,504	America’s Car-Mart, Inc.*	$50,031
11,859	Arctic Cat, Inc.	50,875
4,762	Barnes & Noble, Inc.	78,192
13,318	Bidz.com, Inc.*	41,819
4,304	Bob Evans Farms, Inc.	75,578
3,413	Buckle (The), Inc.	72,185
4,231	Carter’s, Inc.*	71,885
4,861	Cedar Fair LP	52,159
1,059	Deckers Outdoor Corp.*	55,322
9,404	Dress Barn, Inc.*	81,062
7,430	Drew Industries, Inc.*	64,047
11,210	Einstein Noah Restaurant Group, Inc.*	77,573
9,393	Finish Line (The), Inc., Class A	44,617
4,953	Fossil, Inc.*	57,158
3,160	Fuel Systems Solutions, Inc.*	82,602
10,962	Gaiam, Inc., Class A*	39,134
6,510	G-III Apparel Group Ltd.*	35,805
6,220	Hawk Corp., Class A*	105,056
8,710	iRobot Corp.*	66,196
4,692	Jo-Ann Stores, Inc.*	59,917
8,092	Jones Apparel Group, Inc.	27,998
6,995	K-Swiss, Inc., Class A	74,986
20,905	Lakes Entertainment, Inc.*	61,879
7,992	Live Nation, Inc.*	41,798
8,188	Maidenform Brands, Inc.*	73,283
17,188	Martha Stewart Living Omnimedia, Inc., Class A*	40,220
11,782	Media General, Inc., Class A	22,975
12,148	Modine Manufacturing Co.	33,286
7,243	Overstock.com, Inc.*	79,528
10,454	Palm Harbor Homes, Inc.*	37,007
11,782	Shutterfly, Inc.*	77,879
6,621	Skechers U.S.A., Inc., Class A*	65,945
9,210	Stamps.com, Inc.*	75,338
4,037	Steinway Musical Instruments*	46,668
7,192	Stonemor Partners LP	107,592
		2,127,595
	Consumer Staples—3.0%
6,585	Chiquita Brands International, Inc.*	92,058
11,923	Darling International, Inc.*	54,727
3,100	Green Mountain Coffee Roasters, Inc.*	118,605
4,082	Pantry (The), Inc.*	67,884
7,560	Revlon, Inc., Class A*	44,680
2,879	Sanderson Farms, Inc.	104,162
5,770	Susser Holdings Corp.*	75,414
		557,530

	Energy—5.0%
5,008	Atlas Pipeline Partners LP	37,560
8,710	Callon Petroleum Co.*	18,378
6,103	Calumet Specialty Products Partners LP	68,415
3,665	Dawson Geophysical Co.*	58,383
2,391	Enbridge Energy Management LLC*	72,997
6,916	Genesis Energy LP	74,969
2,382	GMX Resources, Inc.*	54,000
2,429	Gulfmark Offshore, Inc.*	58,150
7,338	Matrix Service Co.*	38,818
13,258	Rex Energy Corp.*	31,687
8,521	Rosetta Resources, Inc.*	51,722
8,488	RPC, Inc.	63,151
5,366	Superior Well Services, Inc.*	49,314
3,634	Tsakos Energy Navigation Ltd. (Bermuda)	69,991
16,993	Warren Resources, Inc.*	30,587
4,195	World Fuel Services Corp.	141,666
		919,788
	Financials—18.5%
2,198	American Physicians Capital, Inc.	93,459
4,587	American Physicians Service Group, Inc.	96,327
5,213	Amerisafe, Inc.*	97,639
9,155	Amtrust Financial Services, Inc.	75,163
2,821	Argo Group International Holdings Ltd. (Bermuda)*	87,761
7,797	Bank Mutual Corp.	68,848
7,587	Beneficial Mutual Bancorp, Inc.*	72,683
3,454	Berkshire Hills Bancorp, Inc.	81,238
6,491	CNA Surety Corp.*	107,425
9,615	Doral Financial Corp.*	49,133
7,068	eHealth, Inc.*	97,680
3,674	EMC Insurance Group, Inc.	71,349
9,604	Encore Capital Group, Inc.*	50,517
5,674	EZCORP, Inc., Class A*	76,996
15,108	FCStone Group, Inc.*	58,166
8,796	First BanCorp.	62,540
4,822	First Busey Corp.	42,193
2,451	GAMCO Investors, Inc., Class A	76,569
10,358	Hercules Technology Growth Capital, Inc.	67,638
6,946	Heritage Commerce Corp.	50,081
2,258	Infinity Property & Casualty Corp.	86,707
4,211	Interactive Brokers Group, Inc., Class A*	64,302
2,237	Life Partners Holdings, Inc.	85,006
15,714	MarketAxess Holdings, Inc.*	121,311
17,057	Meadowbrook Insurance Group, Inc.	103,535
11,113	Medallion Financial Corp.	75,124
7,926	MI Developments, Inc., Class A (Canada)	47,239
1,780	Navigators Group (The), Inc.*	91,385
6,145	Nelnet, Inc., Class A	84,924
5,534	Oriental Financial Group, Inc.	27,947
1,236	Park National Corp.	67,053
12,590	Penson Worldwide, Inc.*	75,288
6,133	Provident Financial Services, Inc.	67,034
1,567	RLI Corp.	88,520
12,148	Sanders Morris Harris Group, Inc.	50,536
8,604	SeaBright Insurance Holdings, Inc.*	89,223
4,504	Sierra Bancorp	55,174
3,732	Southside Bancshares, Inc.	70,983
2,060	Stifel Financial Corp.*	72,182
4,844	SWS Group, Inc.	70,965
11,238	Thinkorswim Group, Inc.*	84,510

5,281	Umpqua Holdings Corp.	51,754
6,421	United Financial Bancorp, Inc.	88,032
5,289	ViewPoint Financial Group	75,474
3,909	W.P. Carey & Co. LLC	84,004
8,685	Westfield Financial, Inc.	83,637
		3,445,254
	Health Care—10.4%
7,107	Albany Molecular Research, Inc.*	60,907
1,867	Almost Family, Inc.*	57,578
2,034	Analogic Corp.	50,850
4,575	Auxilium Pharmaceuticals, Inc.*	139,812
10,428	Brookdale Senior Living, Inc.	70,910
21,980	Bruker Corp.*	88,579
9,365	Cantel Medical Corp.*	140,382
7,949	Celera Corp.*	67,090
6,707	CryoLife, Inc.*	55,266
7,057	Cyberonics, Inc.*	108,607
2,689	Genoptix, Inc.*	91,157
9,249	Idera Pharmaceuticals, Inc.*	64,743
15,938	I-Flow Corp.*	65,505
3,014	Martek Biosciences Corp.*	79,720
9,869	Momenta Pharmaceuticals, Inc.*	106,881
12,842	NPS Pharmaceuticals, Inc.*	80,134
12,980	PDL BioPharma, Inc.*	83,332
5,686	Quidel Corp.*	69,938
9,771	Salix Pharmaceuticals Ltd.*	78,168
4,794	Somanetics Corp.*	70,184
14,761	Vivus, Inc.*	72,477
5,825	Vnus Medical Technologies*	93,258
5,782	Volcano Corp.*	75,571
3,733	Zoll Medical Corp.*	59,765
		1,930,814
	Industrials—25.5%
2,849	A.O. Smith Corp.	78,291
5,450	AAON, Inc.	98,754
5,504	ABM Industries, Inc.	81,734
10,765	Aceto Corp.	96,239
6,175	Albany International Corp., Class A	61,812
2,258	Allegiant Travel Co.*	80,746
12,099	American Commercial Lines, Inc.*	48,880
1,912	Ameron International Corp.	95,313
7,192	Astronics Corp.*	54,372
8,173	Barrett Business Services, Inc.	80,422
6,571	Beacon Roofing Supply, Inc.*	83,649
5,703	Briggs & Stratton Corp.	84,347
11,099	CBIZ, Inc.*	90,235
10,454	China Fire & Security Group, Inc.*	69,205
9,635	Comfort Systems USA, Inc.	98,566
3,544	Copa Holdings S.A., Class A (Panama)	92,995
3,949	Cornell Cos., Inc.*	60,262
2,496	CoStar Group, Inc.*	73,932
6,800	DynCorp International, Inc., Class A*	102,272
2,494	Esterline Technologies Corp.*	90,008
7,857	Excel Maritime Carriers Ltd. (Liberia)	51,856
3,055	Exponent, Inc.*	74,909
2,694	Genesee & Wyoming, Inc., Class A*	73,196
6,785	Gibraltar Industries, Inc.	69,411
10,652	Griffon Corp.*	105,987

3,994	Hurco Cos, Inc.*	56,635
4,839	ICF International, Inc.*	114,829
6,693	Insituform Technologies, Inc., Class A*	125,561
8,763	Insteel Industries, Inc.	67,475
5,468	Kadant, Inc.*	54,899
12,066	Kimball International, Inc., Class B	83,135
3,420	Layne Christensen Co.*	53,968
3,268	LB Foster Co., Class A*	86,243
1,890	Lindsay Corp.	49,140
11,451	LSI Industries, Inc.	52,102
12,842	Mueller Water Products, Inc., Class A	86,940
4,831	NCI Building Systems, Inc.*	55,991
12,468	NN, Inc.	21,196
3,128	Northwest Pipe Co.*	110,293
13,620	OceanFreight, Inc. (United Kingdom)	47,942
17,353	Orion Marine Group, Inc.*	171,794
4,726	Perini Corp.*	98,537
10,274	Pike Electric Corp.*	115,583
8,277	PMFG, Inc.*	57,939
10,540	Polypore International, Inc.*	72,937
4,857	Powell Industries, Inc.*	115,985
2,791	Raven Industries, Inc.	60,872
7,776	Seaspan Corp. (Hong Kong)	82,270
3,902	Simpson Manufacturing Co., Inc.	78,313
4,288	Standard Parking Corp.*	82,072
5,632	Sykes Enterprises, Inc.*	94,111
10,501	TBS International Ltd., Class A (Bermuda)*	103,330
7,262	Titan Machinery, Inc.*	73,709
5,512	Trex Co., Inc.*	81,522
3,047	Triumph Group, Inc.	137,968
2,404	United Stationers, Inc.*	67,336
6,087	USA Truck, Inc.*	87,775
4,115	Viad Corp.	91,476
		4,737,271
	Information Technology—18.9%
11,436	Acxiom Corp.	108,756
5,984	Avocent Corp.*	85,870
5,612	Cognex Corp.	73,293
7,486	Constant Contact, Inc.*	114,311
9,026	Daktronics, Inc.	77,894
4,870	Data Domain, Inc.*	63,407
5,076	DG FastChannel, Inc.*	73,551
8,778	Digi International, Inc.*	66,713
11,058	Echelon Corp.*	81,829
13,457	Exar Corp.*	91,104
12,316	ExlService Holdings, Inc.*	97,912
5,532	Hughes Communications, Inc.*	66,771
11,554	Infinera Corp.*	79,260
10,489	InfoSpace, Inc.*	84,017
3,658	Integral Systems, Inc.*	39,982
11,554	Intevac, Inc.*	50,607
11,323	IXYS Corp.	77,563
9,172	Keynote Systems, Inc.*	80,255
12,246	Mentor Graphics Corp.*	57,066
11,843	Methode Electronics, Inc.	54,715
5,291	Monolithic Power Systems, Inc.*	64,286
10,454	MSC.Software Corp.*	60,842
7,697	Multi-Fineline Electronix, Inc.*	142,626
9,344	Netscout Systems, Inc.*	132,873
11,071	Oplink Communications, Inc.*	78,272

7,117	Opnet Technologies, Inc.*	58,359
6,873	Pegasystems, Inc.	93,267
11,525	Pericom Semiconductor Corp.*	71,109
6,099	Rimage Corp.*	79,958
11,766	Seachange International, Inc.*	69,655
4,992	Standard Microsystems Corp.*	69,139
9,016	Starent Networks Corp.*	132,535
20,385	Symyx Technologies, Inc.*	97,848
7,579	Take-Two Interactive Software, Inc.*	53,205
7,085	Tekelec*	87,996
13,066	TeleCommunication Systems, Inc., Class A*	93,553
13,085	TiVo, Inc.*	94,081
6,614	Tyler Technologies, Inc.*	83,270
7,935	VASCO Data Security International, Inc.*	53,799
11,614	Veeco Instruments, Inc.*	56,096
5,266	VistaPrint Ltd. (Bermuda)*	120,591
10,287	Wind River Systems, Inc.*	81,987
12,590	Yucheng Technologies Ltd. (China)*	55,144
10,465	Zygo Corp.*	59,860
		3,515,227
	Materials—4.6%
3,167	Arch Chemicals, Inc.	70,972
6,737	Calgon Carbon Corp.*	84,683
8,720	Glatfelter	75,951
8,481	Headwaters, Inc.*	38,419
3,361	Innophos Holdings, Inc.	50,852
2,678	Kaiser Aluminum Corp.	66,522
3,779	Koppers Holdings, Inc.	61,220
9,615	Landec Corp.*	52,883
4,213	OM Group, Inc.*	81,648
5,018	Schulman (A.), Inc.	76,023
14,135	Spartech Corp.	44,808
4,930	Westlake Chemical Corp.	67,393
7,449	Worthington Industries, Inc.	74,937
		846,311
	Telecommunication Services—1.1%
3,695	Atlantic Tele-Network, Inc.	79,443
3,458	NTELOS Holdings Corp.	74,831
5,087	SureWest Communications	51,938
		206,212
	Utilities—1.8%
4,854	El Paso Electric Co.*	80,285
1,718	Laclede Group (The), Inc.	77,980
4,601	NorthWestern Corp.	111,391
2,724	UIL Holdings Corp.	71,995
		341,651
	Total Common Stocks and Other Equity Interests (Cost $28,785,730)	18,627,653

	Money Market Fund—0.2%
41,065	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $41,065)	41,065

	Total Investments (Cost $28,826,795)(a)—100.4%	18,668,718
	Liabilities in excess of other assets—(0.4%)	(68,570)

	Net Assets—100.0%	$18,600,148

* Non-income producing security.

(a)   At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same.  The net unrealized depreciation was $10,158,077 which consisted of aggregate gross unrealized appreciation of $491,603 and aggregate gross unrealized depreciation of $10,649,680.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—56.4%
27,997	AAR Corp.*	$507,866
15,280	Aerovironment, Inc.*	566,277
23,686	Alliant Techsystems, Inc.*	1,914,066
15,679	Argon ST, Inc.*	300,096
218,271	Boeing (The) Co.	9,235,045
19,351	Cubic Corp.	525,573
7,660	Ducommun, Inc.	145,080
30,482	Elbit Systems Ltd. (Israel)	1,358,278
21,495	Esterline Technologies Corp.*	775,755
136,011	General Dynamics Corp.	7,715,904
89,124	Goodrich Corp.	3,445,534
67,664	L-3 Communications Holdings, Inc.	5,346,809
109,068	Lockheed Martin Corp.	8,947,939
30,940	Moog, Inc., Class A*	926,962
126,858	Northrop Grumman Corp.	6,104,407
42,578	Orbital Sciences Corp.*	714,033
144,461	Raytheon Co.	7,312,616
114,616	Rockwell Collins, Inc.	4,318,731
25,969	Teledyne Technologies, Inc.*	723,756
12,004	Triumph Group, Inc.	543,541
173,021	United Technologies Corp.	8,303,278
		69,731,546
	Auto Manufacturers—0.3%
53,887	Oshkosh Corp.	389,064

	Commercial Services—4.6%
41,268	DynCorp International, Inc., Class A*	620,671
258,393	SAIC, Inc.*	5,100,678
		5,721,349
	Computers—4.9%
21,644	CACI International, Inc., Class A*	977,227
109,674	Computer Sciences Corp.*	4,040,390
16,420	Mercury Computer Systems, Inc.*	98,027
9,677	NCI, Inc., Class A*	290,310
40,637	SRA International, Inc., Class A*	663,602
		6,069,556
	Electronics—7.3%
6,363	American Science & Engineering, Inc.	496,314
8,100	Axsys Technologies, Inc.*	345,870
64,943	Cogent, Inc.*	755,937
100,579	FLIR Systems, Inc.*	2,511,458
146,640	Garmin Ltd.	2,570,599
24,704	ICx Technologies, Inc.*	141,801
62,385	L-1 Identity Solutions, Inc.*	452,291
12,916	OSI Systems, Inc.*	188,961
44,679	Taser International, Inc.*	226,523

86,553	Trimble Navigation Ltd.*	1,282,715
		8,972,469
	Engineering & Construction—2.2%
17,015	Stanley, Inc.*	514,874
60,451	URS Corp.*	2,058,356
3,679	VSE Corp.	105,808
		2,679,038
	Metal Fabricate/Hardware—4.6%
11,513	Ladish Co., Inc.*	130,903
85,782	Precision Castparts Corp.	5,571,541
		5,702,444
	Miscellaneous Manufacturing—12.4%
19,022	Ceradyne, Inc.*	434,082
253,389	Honeywell International, Inc.	8,313,692
109,349	ITT Corp.	4,951,323
174,554	Textron, Inc.	1,576,223
		15,275,320
	Packaging & Containers—2.1%
68,483	Ball Corp.	2,625,638

	Software—1.1%
25,636	ManTech International Corp., Class A*	1,374,859

	Telecommunications—4.1%
9,235	Applied Signal Technology, Inc.	161,982
13,242	GeoEye, Inc.*	228,424
97,445	Harris Corp.	4,218,394
22,326	Viasat, Inc.*	494,744
		5,103,544
	Total Common Stocks
	(Cost $210,241,287)	123,644,827

	Money Market Fund—0.1%
95,751	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $95,751)	95,751

	Total Investments
	(Cost $210,337,038)(a)—100.1%	123,740,578
	Liabilities in excess of other assets—(0.1%)	(95,378)

	Net Assets—100.0%	$123,645,200

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $211,040,984. The net unrealized depreciation was $87,300,406 which consisted of aggregate gross unrealized appreciation of $931,260 and aggregate gross unrealized depreciation of $88,231,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CleantechTM Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Auto Parts & Equipment—0.9%
20,985	Fuel Systems Solutions, Inc.*	$548,547
42,386	Westport Innovations, Inc. (Canada)*	222,212
		770,759
	Biotechnology—4.4%
38,259	Martek Biosciences Corp.	1,011,951
35,575	Novozymes A/S, Class B (Denmark)	2,852,922
		3,864,873
	Building Materials—1.3%
194,208	Kingspan Group PLC (Ireland)	667,987
26,424	WaterFurnace Renewable Energy, Inc. (Canada)	524,281
		1,192,268
	Chemicals—1.5%
798	Gurit Holding AG (Switzerland)	257,990
72,913	Landec Corp.*	401,022
69,723	Plant Health Care PLC (United Kingdom)*	173,899
68,761	Zoltek Cos., Inc.*	486,828
		1,319,739
	Computers—0.8%
31,270	Echelon Corp.*	231,398
31,890	Telvent GIT S.A. (Spain)	463,043
		694,441
	Electric—1.0%
28,152	Ormat Technologies, Inc.	872,430

	Electrical Components & Equipment—17.5%
42,230	American Superconductor Corp.*	683,281
661,929	China High Speed Transmission Equipment Group Co., Ltd. (China)	789,571
414,698	Chloride Group PLC (United Kingdom)	808,619
53,243	Energy Conversion Devices, Inc.*	1,340,126
69,580	EnerSys*	633,874
153,213	Gamesa Corporacion Tecnologica S.A. (Spain)	2,587,792
27,239	Saft Groupe S.A. (France)	669,512
41,417	Schneider Electric S.A. (France)	2,641,056
58,997	SunPower Corp., Class A*	1,979,939
106,857	Suntech Power Holdings Co. Ltd. ADR (China)*	1,005,524

50,300	Vestas Wind Systems A/S (Denmark)*	2,460,049
		15,599,343
	Electronics—10.3%
24,343	Badger Meter, Inc.	574,251
24,478	Dionex Corp.*	1,239,566
63,900	Horiba Ltd. (Japan)	1,023,140
35,907	Itron, Inc.*	2,344,727
27,917	Roth & Rau AG (Germany)*	465,441
103,692	Trimble Navigation Ltd.*	1,536,715
19,048	Vaisala Oyj, Class A (Finland)	538,973
68,573	Woodward Governor Co.	1,410,547
		9,133,360
	Energy - Alternate Sources—9.0%
16,095,000	Energy Development Corp. (Philippines)	740,703
20,844	First Solar, Inc.*	2,976,523
709,210	Iberdrola Renovables S.A. (Spain)*	2,890,150
103,750	Renewable Energy Corp. A/S (Norway)*	1,049,307
27,070	Solar Millennium AG (Germany)*	362,512
		8,019,195
	Engineering & Construction—5.4%
208,827	ABB Ltd. (Switzerland)	2,723,908
72,940	Arcadis N.V. (Netherlands)	800,125
27,099	Grontmij CVA (Netherlands)	555,638
39,012	Insituform Technologies, Inc., Class A*	731,865
		4,811,536
	Environmental Control—9.7%
248,691	Accsys Technologies PLC (United Kingdom)	481,233
56,400	Asahi Pretec Corp. (Japan)	619,201
23,231	BWT AG (Austria)	337,895
42,784	Fuel Tech, Inc.*	428,268
594,000	Hyflux Ltd. (Singapore)	695,909
88,700	Kurita Water Industries Ltd. (Japan)	2,039,478
173,068	Nalco Holding Co.	1,697,797
67,808	Tetra Tech, Inc.*	1,575,180
216,600	Tomra Systems ASA (Norway)	730,216
		8,605,177
	Hand/Machine Tools—1.3%
52,945	Baldor Electric Co.	741,759
5,014	Meyer Burger Technology AG (Switzerland)*	382,303
		1,124,062
	Healthcare - Services—0.7%
13,582	Eurofins Scientific (France)	617,802

	Machinery - Diversified—3.7%
36,202	Kadant, Inc.*	363,468
19,651	Lindsay Corp.	510,926

57,649	Roper Industries, Inc.	2,371,680
		3,246,074
	Miscellaneous Manufacturing—15.3%
61,337	CLARCOR, Inc.	1,860,965
64,683	Donaldson Co., Inc.	2,012,935
28,427	ESCO Technologies, Inc.*	1,007,453
387,113	Hansen Transmissions International N.V. (Belgium)*	591,587
129,422	Hexcel Corp.*	1,072,908
86,860	Pall Corp.	2,264,440
56,612	Polypore International, Inc.*	391,755
40,742	Siemens AG (Germany)	2,296,232
49,688	SPX Corp.	2,092,362
		13,590,637
	Office Furnishings—0.5%
106,601	Interface, Inc., Class A	434,932

	Semiconductors—6.7%
20,124	Centrotherm Photovoltaics AG (Germany)*	389,154
85,387	Cree, Inc.*	1,701,763
58,798	LDK Solar Co. Ltd. ADR (China)*	711,456
173,462	MEMC Electronic Materials, Inc.*	2,359,083
42,723	Power Integrations, Inc.	831,817
		5,993,273
	Software—4.7%
73,600	Ansys, Inc.*	1,829,696
144,042	Autodesk, Inc.*	2,385,336
		4,215,032
	Telecommunications—5.4%
317,624	Corning, Inc.	3,211,178
126,000	Tandberg ASA (Norway)	1,566,033
		4,777,211

	Total Investments
	(Cost $155,132,036)(a)—100.1%	88,882,144
	Liabilities in excess of other assets—(0.1%)	(43,151)

	Net Assets—100.0%	$88,838,993

ADR American Depositary Receipt
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $155,726,366. The net unrealized depreciation was $66,844,222 which consisted of aggregate gross unrealized appreciation of $443,891 and aggregate gross unrealized depreciation of $67,288,113.

The valuation policy and a listing of other significant accounting policies are available in the most recent Shareholder report.

Schedule of Investments

PowerShares DWA Technical Leaders Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—10.7%
12,228	Apollo Group, Inc., Class A*	$996,093
24,331	DeVry, Inc.	1,303,655
19,997	Dollar Tree, Inc.*	854,072
28,598	John Wiley & Sons, Inc., Class A	1,013,227
19,943	McDonald’s Corp.	1,157,093
30,299	NIKE, Inc., Class B	1,371,030
88,219	O’Reilly Automotive, Inc.*	2,564,527
31,546	Polo Ralph Lauren Corp.	1,294,332
19,092	Priceline.com, Inc.*	1,280,882
22,823	Sherwin-Williams (The) Co.	1,089,798
58,185	Staples, Inc.	927,469
19,614	VF Corp.	1,098,776
73,272	Yum! Brands, Inc.	2,097,045
		17,047,999
	Consumer Staples—3.7%
26,672	BJ’s Wholesale Club, Inc.*	764,953
23,638	Brown-Forman Corp., Class B	1,073,401
14,222	General Mills, Inc.	841,231
30,367	Hormel Foods Corp.	905,848
19,232	Kellogg Co.	840,246
41,240	PepsiAmericas, Inc.	665,201
16,369	Procter & Gamble (The) Co.	892,111
		5,982,991
	Energy—2.4%
11,603	Exxon Mobil Corp.	887,397
42,159	Noble Energy, Inc.	2,062,840
13,700	SEACOR Holdings, Inc.*	891,048
		3,841,285
	Financials—17.2%
3,070	Alleghany Corp.*	836,360
36,506	Arch Capital Group Ltd.*	2,195,836
23,100	Commerce Bancshares, Inc.	807,345
27,454	Digital Realty Trust, Inc. REIT	875,783
14,447	Essex Property Trust, Inc. REIT	954,224
25,443	Federal Realty Investment Trust REIT	1,288,179
31,928	Hanover Insurance Group (The), Inc.	1,290,530
67,290	HCC Insurance Holdings, Inc.	1,575,259
60,819	Leucadia National Corp.	968,238
3,502	Markel Corp.*	945,645
15,005	PartnerRe Ltd.	983,278
114,652	People’s United Financial, Inc.	1,875,707
93,422	ProLogis REIT	935,154
19,961	Public Storage REIT	1,234,987
38,968	RenaissanceRe Holdings Ltd. (Bermuda)	1,741,480
35,308	StanCorp Financial Group, Inc.	911,653
20,290	Torchmark Corp.	608,700

139,087	Ventas, Inc. REIT	3,876,355
139,001	W.R. Berkley Corp.	3,680,746
		27,585,459
	Health Care—12.1%
18,260	Becton Dickinson & Co.	1,326,954
86,747	BioMarin Pharmaceutical, Inc.*	1,670,747
23,552	C.R. Bard, Inc.	2,015,344
53,050	DENTSPLY International, Inc.	1,427,576
33,089	Edwards Lifesciences Corp.*	1,902,286
21,523	Genentech, Inc.*	1,748,529
112,136	Gilead Sciences, Inc.*	5,693,144
13,318	Laboratory Corp. of America Holdings*	788,426
24,714	Medco Health Solutions, Inc.*	1,110,400
26,968	Perrigo Co.	791,511
13,250	Techne Corp.	794,603
		19,269,520
	Industrials—24.5%
25,996	Alliant Techsystems, Inc.*	2,100,737
77,278	AMETEK, Inc.	2,469,805
20,861	Burlington Northern Santa Fe Corp.	1,382,041
75,770	C.H. Robinson Worldwide, Inc.	3,483,905
270,455	Covanta Holding Corp.*	4,676,166
22,180	Danaher Corp.	1,240,527
27,540	Deere & Co.	956,740
73,914	Delta Air Lines, Inc.*	510,007
42,924	Donaldson Co., Inc.	1,335,795
23,152	Dun & Bradstreet (The) Corp.	1,759,552
34,322	ITT Corp.	1,554,100
143,821	J.B. Hunt Transport Services, Inc.	3,202,894
30,592	Lincoln Electric Holdings, Inc.	1,259,473
26,136	Lockheed Martin Corp.	2,144,197
55,670	PACCAR, Inc.	1,469,131
51,367	Republic Services, Inc.	1,328,351
115,345	Stericycle, Inc.*	5,642,676
17,031	United Technologies Corp.	817,318
16,666	Valmont Industries, Inc.	676,306
15,869	W.W. Grainger, Inc.	1,157,644
		39,167,365
	Information Technology—7.9%
72,318	Ansys, Inc.*	1,797,826
58,825	Apple, Inc.*	5,301,898
350,334	Cypress Semiconductor Corp.*	1,580,006
24,781	FactSet Research Systems, Inc.	986,284
23,692	Fiserv, Inc.*	752,221
33,022	Salesforce.com, Inc.*	878,715
84,753	Trimble Navigation Ltd.*	1,256,039
		12,552,989
	Materials—6.6%
89,988	Airgas, Inc.	3,177,476
40,408	AptarGroup, Inc.	1,245,375
59,883	Ball Corp.	2,295,914
28,355	Ecolab, Inc.	962,936
32,639	FMC Corp.	1,456,352

38,936	Sigma-Aldrich Corp.	1,404,811
		10,542,864
	Telecommunication Services—4.0%
209,550	American Tower Corp., Class A*	6,357,747

	Utilities—10.9%
48,887	Allegheny Energy, Inc.	1,625,004
23,656	Dominion Resources, Inc.	832,218
25,528	Entergy Corp.	1,949,318
66,787	Equitable Resources, Inc.	2,286,118
15,816	Exelon Corp.	857,544
22,873	FPL Group, Inc.	1,179,103
51,457	MDU Resources Group, Inc.	1,023,480
35,709	ONEOK, Inc.	1,043,417
48,680	PG&E Corp.	1,882,456
25,839	Sempra Energy	1,132,782
68,191	UGI Corp.	1,730,006
24,038	Wisconsin Energy Corp.	1,071,614
46,979	Xcel Energy, Inc.	867,232
		17,480,292
	Total Common Stocks and Other Equity Interests (Cost $194,741,147)	159,828,511

	Money Market Fund—0.1%
77,281	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $77,281)	77,281

	Total Investments (Cost $194,818,428)(a)—100.1%	159,905,792
	Liabilities in excess of other assets—(0.1%)	(108,995)

	Net Assets—100.0%	$159,796,797

REIT Real Estate Investment Trust
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $195,207,929. The net unrealized depreciation was $35,302,137 which consisted of aggregate gross unrealized appreciation of $946,374 and aggregate gross unrealized depreciation of $36,248,511.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Bermuda—0.5%
97,362	China Yuchai International Ltd.	$417,683
122,012	Global Sources Ltd.*	522,211
		939,894
	Cayman Islands—8.5%
56,194	3SBio, Inc. ADR*	299,514
221,071	Actions Semiconductor Co. Ltd. ADR*	329,396
149,819	China Digital TV Holding Co. Ltd. ADR	937,867
83,878	China Medical Technologies, Inc. ADR	1,286,689
278,478	China Nepstar Chain Drugstore Ltd. ADR	1,061,001
119,196	CNinsure, Inc. ADR*	873,707
199,788	E-House China Holdings Ltd. ADR*	1,324,594
132,113	Longtop Financial Technologies Ltd. ADR*	1,857,509
96,910	New Oriental Education & Technology Group ADR*	4,636,174
99,772	Noah Education Holdings Ltd. ADR	285,348
29,807	Perfect World Co. Ltd. ADR*	441,442
1,164,112	Semiconductor Manufacturing International Corp. ADR*	2,002,272
76,547	Trina Solar Ltd. ADR*	618,500
171,453	WuXi PharmaTech Cayman, Inc. ADR*	929,275
		16,883,288
	China—70.9%
73,829	51job, Inc. ADR*	482,842
79,035	Acorn International, Inc. ADR*	276,623
86,038	AgFeed Industries, Inc.*	124,755
165,111	Agria Corp. ADR*	201,436
173,963	Airmedia Group, Inc. ADR*	857,638
698,711	Aluminum Corp. of China Ltd. ADR	7,825,563
56,664	ATA Inc. ADR*	185,858
77,321	Baidu, Inc. ADR*	9,956,624
105,144	BMP Sunstone Corp.*	350,130
93,082	Canadian Solar, Inc.*	508,228
137,044	China Architectural Engineering, Inc.*	186,380
127,150	China Eastern Airlines Corp. Ltd. ADR*	1,755,942
54,541	China Finance Online Co. Ltd. ADR*	439,055
214,687	China Life Insurance Co. Ltd. ADR	8,497,312
158,231	China Petroleum and Chemical Corp. ADR	8,553,967
119,766	China Security & Surveillance Technology, Inc.*	658,713
342,115	China Southern Airlines Co. Ltd. ADR*	2,706,130
103,339	China Sunergy Co. Ltd. ADR*	310,017
263,024	China Telecom Corp. Ltd. ADR	9,503,057
50,887	ChinaEdu Corp. ADR*	262,577
173,219	Ctrip.com International Ltd. ADR	3,635,866
33,042	eLong, Inc. ADR*	228,320
334,592	Focus Media Holding Ltd. ADR*	2,469,289
94,386	General Steel Holdings, Inc.*	260,505
619,727	Giant Interactive Group, Inc. ADR*	3,718,362
369,347	Guangshen Railway Co. Ltd. ADR	5,876,310
217,925	Gushan Enviromental Energy Ltd. ADR	414,058
92,074	Home Inns & Hotels Management, Inc. ADR*	764,214

358,240	Huaneng Power International, Inc. ADR	10,217,005
438,610	JA Solar Holdings Co. Ltd. ADR*	1,166,703
21,411	Jinpan International Ltd.	289,263
92,950	KongZhong Corp. ADR*	383,884
277,596	LDK Solar Co. Ltd. ADR*	3,358,912
281,305	Mindray Medical International Ltd. ADR	5,811,761
316,632	Netease.com, Inc. ADR*	6,019,173
114,599	PetroChina Co. Ltd. ADR	8,453,968
137,156	Qiao Xing Mobile Communication Co. Ltd.*	288,028
80,854	Qiao Xing Universal Telephone, Inc.*	122,090
189,418	Shanda Interactive Entertainment Ltd. ADR*	5,512,064
163,282	Simcere Pharmaceutical Group ADR*	1,059,700
144,748	SINA Corp.*	2,961,544
187,710	Sinopec Shanghai Petrochemical Co. Ltd. ADR	4,296,682
112,027	Sinovac Biotech Ltd.*	164,680
140,585	Solarfun Power Holdings Co. Ltd. ADR*	697,302
401,323	Suntech Power Holdings Co. Ltd. ADR*	3,776,448
75,144	The9 Ltd. ADR	1,136,177
88,400	Tongjitang Chinese Medicines Co. ADR*	259,012
91,551	Vimicro International Corp. ADR*	168,454
187,337	VisionChina Media, Inc. ADR*	1,157,743
268,368	WSP Holdings Ltd. ADR*	1,084,207
188,098	Xinhua Finance Media Ltd. ADR*	105,335
188,036	Xinyuan Real Estate Co. Ltd. ADR*	637,442
1,282,265	Yanzhou Coal Mining Co. Ltd. ADR	8,334,723
331,590	Yingli Green Energy Holding Co. Ltd. ADR*	1,853,588
45,885	Yucheng Technologies Ltd.*	200,976
		140,526,635
	Hong Kong—13.4%
279,188	CDC Corp., Class A*	220,559
197,349	China Mobile Ltd. ADR	8,874,784
45,257	China Natural Resources, Inc.*	425,416
746,635	China Unicom Ltd. ADR	6,861,576
109,918	CNOOC Ltd. ADR	9,457,345
117,051	Nam Tai Electronics, Inc.	663,679
		26,503,359
	United States—6.7%
143,117	Advanced Battery Technologies, Inc.*	366,380
44,288	American Dairy, Inc.*	558,029
85,448	A-Power Energy Generation Systems Ltd.*	420,404
120,700	AsiaInfo Holdings, Inc.*	1,053,711
70,494	China Automotive Systems, Inc.*	213,597
150,690	China BAK Battery, Inc.*	215,487
72,070	China Fire & Security Group, Inc.*	477,103
123,473	China Information Security Technology, Inc.*	377,827
121,646	China Precision Steel, Inc.*	156,923
41,500	China Sky One Medical, Inc.*	582,245
82,028	ChinaCast Education Corp.*	222,296
38,181	Chindex International, Inc.*	230,231
92,687	Cogo Group, Inc.*	619,149
57,489	Fuqi International, Inc.*	273,072
71,854	Fushi Copperweld, Inc.*	336,995
57,741	Harbin Electric, Inc.*	369,542
114,801	HLS Systems International Ltd.*	284,706
141,603	Shengda Tech, Inc.*	420,561
100,452	Sohu.com, Inc.*	3,972,877
99,160	Sutor Technology Group Ltd.*	186,421
186,360	Tiens Biotech Group USA, Inc.*	337,312

329,699	UTStarcom, Inc.*	484,658
70,433	Wonder Auto Technology, Inc.*	148,614
63,015	Wuhan General Group China, Inc.*	274,745
71,770	Zhongpin, Inc.*	744,254
		13,327,139
	Total Common Stocks (Cost $461,090,940)	198,180,315

	Money Market Fund—0.0%
48,853	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,853)	48,853

	Total Investments (Cost $461,139,793)(a)—100.0%	198,229,168
	Liabilities in excess of other assets—0.0%	(17,192)

	Net Assets—100.0%	$198,211,976

ADR American Depositary Receipt
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $469,897,661. The net unrealized depreciation was $271,668,493 which consisted of aggregate gross unrealized appreciation of $109,481 and aggregate gross unrealized depreciation of $271,777,974.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Listed Private Equity Portfolio

January 31, 2009 (Unaudited)

Number of Shares
		Value

	Common Stocks and Other Equity Interests—99.5%
	Banks—9.6%
581,432	CapitalSource, Inc.	$2,116,412
123,735	SVB Financial Group*	2,569,976
		4,686,388
	Closed-end Funds—2.5%
99,131	Kayne Anderson Energy Development Co.	1,201,468

	Commercial Services—3.6%
425,633	Macquarie Infrastructure Co. LLC	1,753,608

	Diversified Financial Services—6.6%
50,661	Affiliated Managers Group, Inc.*	2,036,066
106,565	Evercore Partners, Inc., Class A	1,196,725
		3,232,791
	Holding Companies - Diversified—16.2%
196,129	Compass Diversified Holdings	2,120,154
363,548	Leucadia National Corp.	5,787,685
		7,907,839
	Internet—4.1%
314,570	Internet Capital Group, Inc.*	1,355,797
1,041,729	Safeguard Scientifics, Inc.*	625,037
		1,980,834
	Investment Companies—56.9%
743,581	Allied Capital Corp.	1,159,986
734,070	American Capital Ltd.	2,099,440
312,383	Apollo Investment Corp.	2,046,109
423,254	Ares Capital Corp.	1,993,526
256,735	BlackRock Kelso Capital Corp.	2,177,112
24,233	Capital Southwest Corp.	2,221,196
187,055	Fifth Street Finance Corp.	1,187,799
181,414	Gladstone Capital Corp.	1,594,629
163,448	Gladstone Investment Corp.	833,585
183,331	Harris & Harris Group, Inc.*	643,492
282,970	Hercules Technology Growth Capital, Inc.	1,847,794
191,832	Kohlberg Capital Corp.	619,617
736,420	MCG Capital Corp.	500,766
195,426	MVC Capital, Inc.	1,993,345
221,578	NGP Capital Resources Co.	1,870,118
153,722	Patriot Capital Funding, Inc.	430,422
187,021	PennantPark Investment Corp.	585,376
186,774	Prospect Capital Corp.	2,022,762

212,427	TICC Capital Corp.	775,359
80,746	Tortoise Capital Resources Corp.	498,203
71,661	UTEK Corp.*	623,451
		27,724,087
	Total Common Stocks and Other Equity Interests
	(Cost $95,876,201)	48,487,015

	Money Market Fund—0.2%
108,310	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $108,310)	108,310

	Total Investments (Cost $95,984,511) (a) —99.7%	48,595,325
	Other assets less liabilities—0.3%	126,575

	Net Assets—100.0%	$48,721,900

*  Non-income producing security.

(a)  At January 31 2009, the aggregate cost of investments for Federal income tax purposes was $99,514,806. The net unrealized depreciation was $50,919,481 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $50,919,481.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2009 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Auto Manufacturers—3.5%
20,257	Toyota Motor Corp. ADR (Japan)	$1,286,522

	Biotechnology—4.2%
338,004	Nanosphere, Inc.*	1,537,918

	Chemicals—17.8%
27,663	Air Products & Chemicals, Inc.	1,391,449
51,616	E.I. Du Pont de Nemours & Co.	1,185,103
523,992	ShengdaTech, Inc.*	1,556,256
497,682	Symyx Technologies, Inc.*	2,388,874
		6,521,682
	Commercial Services—6.2%
2,244,583	Altair Nanotechnologies, Inc.*	2,267,029

	Computers—7.5%
36,870	Hewlett-Packard Co.	1,281,233
15,853	International Business Machines Corp.	1,452,927
		2,734,160
	Electrical Components & Equipment—3.8%
307,145	Ener1, Inc.*	1,379,081

	Electronics—14.4%
130,217	FEI Co.*	2,369,949
89,252	NVE Corp.*	2,898,905
		5,268,854
	Energy - Alternate Sources—4.2%
338,004	Headwaters, Inc.*	1,531,158

	Investment Companies—4.5%
467,586	Harris & Harris Group, Inc.*	1,641,227

	Miscellaneous Manufacturing—6.1%
23,132	3M Co.	1,244,270
80,737	General Electric Co.	979,340
		2,223,610
	Pharmaceuticals—15.2%
414,699	Elan Corp. PLC ADR (Ireland)*	2,998,274
608,068	Flamel Technologies S.A. ADR (France)*	2,541,724
		5,539,998
	Semiconductors—7.3%
90,928	Intel Corp.	1,172,971

307,792	Veeco Instruments, Inc.*	1,486,636

	Software—5.3%	2,659,607
516,531	Accelrys, Inc.*	1,952,487

	Total Investments (Cost $71,002,368)(a)—100.0%	36,543,333
	Liabilities in excess of other assets—0.0%	(4,005)

	Net Assets—100.0%	$36,539,328

ADR  American Depositary Receipt

* Non-income producing security.

(a)          At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $71,022,368.  The net unrealized depreciation was $34,459,035 which consisted of aggregate gross unrealized appreciation of $618,154 and aggregate gross unrealized depreciation of $35,077,189.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks (<)—103.0%
	Airlines—0.3%
368	Ryanair Holdings PLC ADR (Ireland)*	$8,839

	Auto Manufacturers—1.0%
1,281	PACCAR, Inc.	33,806

	Beverages—0.3%
289	Hansen Natural Corp.*	9,682

	Biotechnology—14.4%
1,556	Amgen, Inc.*	85,347
999	Biogen Idec, Inc.*	48,601
1,432	Celgene Corp.*	75,824
1,069	Genzyme Corp.*	73,675
2,826	Gilead Sciences, Inc.*	143,477
384	Illumina, Inc.*	10,506
555	Life Technologies Corp.*	14,130
497	Vertex Pharmaceuticals, Inc.*	16,426
		467,986
	Chemicals—0.4%
381	Sigma-Aldrich Corp.	13,746

	Commercial Services—3.6%
508	Apollo Group, Inc., Class A*	41,382
1,131	Automatic Data Processing, Inc.	41,089
1,082	Paychex, Inc.	26,282
362	Pharmaceutical Product Development, Inc.	8,648
		117,401
	Computers—16.4%
3,907	Apple, Inc.*	352,137
897	Cognizant Technology Solutions Corp., Class A*	16,801
2,261	Dell, Inc.*	21,480
355	Infosys Technologies Ltd. ADR (India)	9,429
551	Logitech International S.A. (Switzerland)*	5,284
1,091	NetApp, Inc.*	16,180
1,783	Research In Motion Ltd. (Canada)*	98,778
1,539	Seagate Technology (Cayman Islands)	5,833
1,016	Sun Microsystems, Inc.*	4,227
		530,149
	Distribution /Wholesale—0.5%
449	Fastenal Co.	15,347

	Electronics—0.9%
2,776	Flextronics International Ltd. (Singapore)*	7,245
460	FLIR Systems, Inc.*	11,486
594	Garmin Ltd.	10,413
		29,144
	Energy - Alternate Sources—1.0%
224	First Solar, Inc.*	31,987

	Engineering & Construction—0.3%
417	Foster Wheeler Ltd.*	8,327

	Environmental Control—0.4%
284	Stericycle, Inc.*	13,893

	Healthcare - Products—1.6%
452	DENTSPLY International, Inc.	12,163
282	Henry Schein, Inc.*	10,555
852	Hologic, Inc.*	10,045
123	Intuitive Surgical, Inc.*	12,698
369	Patterson Cos., Inc.*	6,786
		52,247
	Internet—11.1%
512	Akamai Technologies, Inc.*	6,902
897	Amazon.com, Inc.*	52,762
83	Baidu, Inc. ADR (China)*	10,688
3,001	eBay, Inc.*	36,072
892	Expedia, Inc.*	7,966
459	Google, Inc., Class A*	155,384
460	IAC/InterActiveCorp*	6,762
1,720	Liberty Media Corp. - Interactive, Class A*	5,401
2,755	Symantec Corp.*	42,234
578	VeriSign, Inc.*	11,161
2,109	Yahoo!, Inc.*	24,739
		360,071
	Iron/Steel—0.2%
592	Steel Dynamics, Inc.	6,287

	Lodging—0.4%
386	Wynn Resorts Ltd.*	11,611

	Machinery - Construction & Mining—0.2%
317	Joy Global, Inc.	6,603

	Media—5.0%
4,546	Comcast Corp., Class A	66,599
2,410	DIRECTV Group (The), Inc.*	52,779
681	DISH Network Corp., Class A*	8,744
456	Liberty Global, Inc., Series A*	6,644
4,472	News Corp., Class A	28,576
		163,342

	Pharmaceuticals—4.6%
211	Cephalon, Inc.*	16,285
696	Express Scripts, Inc.*	37,417
2,011	Teva Pharmaceutical Industries Ltd. ADR (Israel)	83,355
790	Warner Chilcott Ltd., Class A*	10,863
		147,920
	Retail—5.0%
1,104	Bed Bath & Beyond, Inc.*	25,646
719	Costco Wholesale Corp.	32,377
424	O’Reilly Automotive, Inc.*	12,326
420	Ross Stores, Inc.	12,356
409	Sears Holdings Corp.*	16,736
1,515	Staples, Inc.	24,149
3,223	Starbucks Corp.*	30,425
524	Urban Outfitters, Inc.*	8,164
		162,179
	Semiconductors—7.8%
1,322	Altera Corp.	20,332
2,193	Applied Materials, Inc.	20,548
1,288	Broadcom Corp., Class A*	20,415
6,138	Intel Corp.	79,180
647	KLA-Tencor Corp.	12,966
408	Lam Research Corp.*	8,246
937	Linear Technology Corp.	21,945
1,843	Marvell Technology Group Ltd. (Bermuda)*	13,435
983	Maxim Integrated Products, Inc.	13,005
478	Microchip Technology, Inc.	9,068
1,662	NVIDIA Corp.*	13,213
1,149	Xilinx, Inc.	19,361
		251,714
	Software—14.7%
3,727	Activision Blizzard, Inc.*	32,649
1,640	Adobe Systems, Inc.*	31,668
745	Autodesk, Inc.*	12,337
1,573	CA, Inc.	28,298
669	Check Point Software Technologies Ltd. (Israel)*	15,166
682	Citrix Systems, Inc.*	14,349
1,022	Electronic Arts, Inc.*	15,780
633	Fiserv, Inc.*	20,098
1,274	Intuit, Inc.*	28,856
9,648	Microsoft Corp.	164,981
6,773	Oracle Corp.*	113,990
		478,172
	Telecommunications—10.9%
6,592	Cisco Systems, Inc.*	98,682
1,097	Juniper Networks, Inc.*	15,534
331	Millicom International Cellular S.A. (Luxembourg)*	12,962
509	NII Holdings, Inc.*	9,875
6,292	QUALCOMM, Inc.	217,388
		354,441

	Textiles—0.4%
579	Cintas Corp.	13,172

	Transportation—1.6%
529	C.H. Robinson Worldwide, Inc.	24,324
658	Expeditors International of Washington, Inc.	18,299
398	J.B. Hunt Transport Services, Inc.	8,863
		51,486
	Common Stocks
	(Cost $4,069,012)	3,339,552

	Money Market Fund—0.1%
2,715	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $2,715)	2,715

	Total Investments
	(Cost $4,071,727)(a)—103.1%	3,342,267
	Liabilities in excess of other assets—(3.1)%	(99,993)

	Net Assets—100.0%	$3,242,274

ADR American Depositary Receipt
*	Non-income producing security

(<)	Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $729,460 which consisted of aggregate gross unrealized appreciation of $67,444 and aggregate gross unrealized depreciation of $796,904.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The following written option contracts were open at January 31, 2009:

	Contract	Strike	Number of	Premium		Unrealized
	Month	Price	Contracts	Received	Value	Appreciation

Call Option NASDAQ-100 Index	Feb-09	$1,200	28	$138,909	$(97,440)	$41,469
Call Option MINI-NASDAQ 100 Index	Feb-09	120	3	1,480	(1,044)	436
				$140,389	$(98,484)	$41,905

Schedule of Investments
PowerShares S&P 500 BuyWrite Portfolio
January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests (<)—102.3%
	Consumer Discretionary—8.4%
856	Abercrombie & Fitch Co., Class A	$15,280
3,159	Amazon.com, Inc.*	185,812
1,048	Apollo Group, Inc., Class A*	85,370
1,060	AutoNation, Inc.*	9,837
375	AutoZone, Inc.*	49,834
2,550	Bed Bath & Beyond, Inc.*	59,237
3,318	Best Buy Co., Inc.	92,970
808	Big Lots, Inc.*	10,868
588	Black & Decker (The) Corp.	16,999
4,293	Carnival Corp.	78,090
6,679	CBS Corp., Class B	38,204
1,223	Centex Corp.	10,408
3,210	Coach, Inc.*	46,866
28,281	Comcast Corp., Class A	414,317
2,707	D.R. Horton, Inc.	16,134
1,361	Darden Restaurants, Inc.	35,685
5,365	DIRECTV Group (The), Inc.*	117,494
2,636	Eastman Kodak Co.	11,941
2,057	Expedia, Inc.*	18,369
1,370	Family Dollar Stores, Inc.	38,045
23,462	Ford Motor Co.*	43,874
1,473	Fortune Brands, Inc.	47,136
1,608	GameStop Corp., Class A*	39,846
2,243	Gannett Co., Inc.	12,942
4,580	Gap (The), Inc.	51,662
5,997	General Motors Corp.	18,051
1,565	Genuine Parts Co.	50,111
2,372	Goodyear Tire & Rubber (The) Co.*	14,635
3,328	H&R Block, Inc.	68,989
2,288	Harley-Davidson, Inc.	27,868
575	Harman International Industries, Inc.	9,252
1,218	Hasbro, Inc.	29,390
16,652	Home Depot (The), Inc.	358,518
2,896	International Game Technology	30,698
4,682	Interpublic Group of Cos., Inc.*	15,591
2,181	J. C. Penney Co., Inc.	36,532
5,835	Johnson Controls, Inc.	72,996
820	Jones Apparel Group, Inc.	2,837
739	KB Home	7,885
2,993	Kohl’s Corp.*	109,873
1,532	Leggett & Platt, Inc.	19,135
1,389	Lennar Corp., Class A	10,681
2,660	Limited Brands, Inc.	21,067
14,395	Lowe’s Cos., Inc.	262,997
4,132	Macy’s, Inc.	36,981
2,879	Marriott International, Inc., Class A	46,956
3,521	Mattel, Inc.	49,963
10,947	McDonald’s Corp.	635,144
3,087	McGraw-Hill (The) Cos., Inc.	67,883
357	Meredith Corp.	5,701
1,145	New York Times (The) Co., Class A	5,691
2,722	Newell Rubbermaid, Inc.	21,994

22,590	News Corp., Class A	144,350
3,854	NIKE, Inc., Class B	174,394
1,565	Nordstrom, Inc.	19,860
2,701	Office Depot, Inc.*	5,834
3,051	Omnicom Group, Inc.	78,990
550	Polo Ralph Lauren Corp.	22,567
2,098	Pulte Homes, Inc.	21,295
1,229	RadioShack Corp.	14,084
887	Scripps Networks Interactive, Inc., Class A	19,044
545	Sears Holdings Corp.*	22,301
966	Sherwin-Williams (The) Co.	46,127
565	Snap-On, Inc.	17,052
775	Stanley Works (The)	24,227
7,008	Staples, Inc.	111,708
7,223	Starbucks Corp.*	68,185
1,799	Starwood Hotels & Resorts Worldwide, Inc.	27,201
7,392	Target Corp.	230,630
1,207	Tiffany & Co.	25,045
35,235	Time Warner, Inc.	328,743
4,091	TJX Cos., Inc.	79,447
864	VF Corp.	48,401
6,026	Viacom, Inc., Class B*	88,884
18,178	Walt Disney (The) Co.	375,921
58	Washington Post (The) Co., Class B	22,652
724	Whirlpool Corp.	24,203
1,739	Wyndham Worldwide Corp.	10,660
606	Wynn Resorts Ltd.*	18,228
4,544	Yum! Brands, Inc.	130,049
		5,784,721
	Consumer Staples—13.1%
20,234	Altria Group, Inc.	334,670
6,301	Archer-Daniels-Midland Co.	172,521
4,187	Avon Products, Inc.	85,624
961	Brown-Forman Corp., Class B	43,639
2,019	Campbell Soup Co.	61,317
1,361	Clorox (The) Co.	68,254
19,540	Coca-Cola (The) Co.	834,749
3,115	Coca-Cola Enterprises, Inc.	34,981
4,958	Colgate-Palmolive Co.	322,468
4,391	ConAgra Foods, Inc.	75,086
1,914	Constellation Brands, Inc., Class A*	27,791
4,238	Costco Wholesale Corp.	190,837
14,106	CVS Caremark Corp.	379,169
1,513	Dean Foods Co.*	29,261
2,493	Dr Pepper Snapple Group, Inc.*	41,010
1,139	Estee Lauder (The) Cos., Inc., Class A	29,899
3,282	General Mills, Inc.	194,130
3,087	H.J. Heinz Co.	112,676
1,630	Hershey (The) Co.	60,766
1,161	J.M. Smucker (The) Co.	52,419
2,473	Kellogg Co.	108,045
4,064	Kimberly-Clark Corp.	209,174
14,430	Kraft Foods, Inc., Class A	404,762
6,407	Kroger (The) Co.	144,158
1,650	Lorillard, Inc.	98,109
1,276	McCormick & Co., Inc.	40,883
1,464	Molson Coors Brewing Co., Class B	58,955
1,326	Pepsi Bottling Group (The), Inc.	25,579
15,254	PepsiCo, Inc.	766,208
19,868	Philip Morris International, Inc.	738,096

29,321	Procter & Gamble (The) Co.	1,597,996
1,658	Reynolds American, Inc.	63,302
4,211	Safeway, Inc.	90,242
6,942	Sara Lee Corp.	69,628
2,081	SUPERVALU, Inc.	36,501
5,882	Sysco Corp.	131,110
2,967	Tyson Foods, Inc., Class A	26,258
9,722	Walgreen Co.	266,480
21,957	Wal-Mart Stores, Inc.	1,034,615
1,380	Whole Foods Market, Inc.	14,145
		9,075,513
	Energy—14.4%
4,509	Anadarko Petroleum Corp.	165,661
3,286	Apache Corp.	246,450
3,022	Baker Hughes, Inc.	100,693
2,868	BJ Services Co.	31,548
1,016	Cabot Oil & Gas Corp.	27,930
2,157	Cameron International Corp.*	49,956
5,310	Chesapeake Energy Corp.	83,951
19,953	Chevron Corp.	1,407,086
14,642	ConocoPhillips	695,934
1,778	CONSOL Energy, Inc.	48,468
4,340	Devon Energy Corp.	267,344
6,888	El Paso Corp.	56,344
1,393	ENSCO International, Inc.	38,112
2,453	EOG Resources, Inc.	166,240
49,953	Exxon Mobil Corp.	3,820,404
8,778	Halliburton Co.	151,421
2,787	Hess Corp.	154,985
6,930	Marathon Oil Corp.	188,704
834	Massey Energy Co.	12,660
1,873	Murphy Oil Corp.	82,749
2,794	Nabors Industries Ltd. (Bermuda)*	30,594
4,099	National Oilwell Varco, Inc.*	108,378
2,591	Noble Corp.	70,346
1,695	Noble Energy, Inc.	82,936
7,955	Occidental Petroleum Corp.	433,945
2,620	Peabody Energy Corp.	65,500
1,155	Pioneer Natural Resources Co.	16,909
1,525	Range Resources Corp.	54,656
1,110	Rowan Cos., Inc.	14,053
11,747	Schlumberger Ltd.	479,395
2,148	Smith International, Inc.	48,760
3,371	Southwestern Energy Co.*	106,692
6,000	Spectra Energy Corp.	87,060
1,148	Sunoco, Inc.	53,175
1,359	Tesoro Corp.	23,416
5,069	Valero Energy Corp.	122,264
6,689	Weatherford International Ltd.*	73,780
5,685	Williams (The) Cos., Inc.	80,443
5,665	XTO Energy, Inc.	210,115
		9,959,057
	Financials—11.0%
4,579	Aflac, Inc.	106,279
5,262	Allstate (The) Corp.	114,028
2,029	American Capital Ltd.	5,803
11,393	American Express Co.	190,605
26,409	American International Group, Inc.	33,804

2,128	Ameriprise Financial, Inc.	42,879
2,651	Aon Corp.	98,220
1,147	Apartment Investment & Management Co., Class A REIT	10,197
1,154	Assurant, Inc.	30,466
755	AvalonBay Communities, Inc.	39,117
62,796	Bank of America Corp.	413,197
11,271	Bank of New York Mellon (The) Corp.	290,115
5,425	BB&T Corp.	107,361
1,187	Boston Properties, Inc. REIT	51,397
3,848	Capital One Financial Corp.	60,952
2,188	CB Richard Ellis Group, Inc., Class A*	7,877
9,190	Charles Schwab (The) Corp.	124,892
3,493	Chubb (The) Corp.	148,732
1,595	Cincinnati Financial Corp.	34,978
3,540	CIT Group, Inc.	9,877
53,523	Citigroup, Inc.	190,007
658	CME Group, Inc.	114,433
1,478	Comerica, Inc.	24,623
1,182	Developers Diversified Realty Corp. REIT	5,674
4,714	Discover Financial Services	33,705
5,529	E*TRADE Financial Corp.*	6,303
2,671	Equity Residential REIT	63,917
869	Federated Investors, Inc., Class B	16,963
5,673	Fifth Third Bancorp	13,558
2,016	First Horizon National Corp.	19,192
1,485	Franklin Resources, Inc.	71,904
4,256	Genworth Financial, Inc., Class A	9,874
4,345	Goldman Sachs Group (The), Inc. (>)	350,771
2,959	Hartford Financial Services Group (The), Inc.	38,940
2,479	HCP, Inc. REIT	57,860
1,058	Health Care REIT, Inc.	40,003
5,132	Host Hotels & Resorts, Inc. REIT	27,610
5,121	Hudson City Bancorp, Inc.	59,404
3,597	Huntington Bancshares, Inc.	10,359
708	IntercontinentalExchange, Inc.*	40,306
3,782	Invesco Ltd.	44,590
1,551	Janus Capital Group, Inc.	8,143
36,658	JPMorgan Chase & Co.	935,145
4,863	Keycorp	35,403
2,250	Kimco Realty Corp. REIT	32,355
1,394	Legg Mason, Inc.	22,388
1,737	Leucadia National Corp.	27,653
2,512	Lincoln National Corp.	38,007
3,557	Loews Corp.	86,791
756	M&T Bank Corp.	29,416
5,049	Marsh & McLennan Cos., Inc.	97,597
2,556	Marshall & Ilsley Corp.	14,595
1,850	MBIA, Inc.	7,141
7,794	MetLife, Inc.	223,921
1,909	Moody’s Corp.	40,891
10,429	Morgan Stanley	210,978
1,339	NASDAQ OMX (The) Group, Inc.*	29,217
2,189	Northern Trust Corp.	125,911
2,601	NYSE Euronext	57,222
3,414	People’s United Financial, Inc.	55,853
1,639	Plum Creek Timber Co., Inc. REIT	50,432
4,201	PNC Financial Services Group, Inc.	136,617
2,547	Principal Financial Group, Inc.	42,255
6,636	Progressive (The) Corp.*	80,627
2,610	ProLogis REIT	26,126
4,166	Prudential Financial, Inc.	107,275
1,231	Public Storage REIT	76,162

6,799	Regions Financial Corp.	23,525
2,218	Simon Property Group, Inc. REIT	95,330
4,590	SLM Corp.*	52,556
4,240	State Street Corp.	98,665
3,479	SunTrust Banks, Inc.	42,653
2,539	T. Rowe Price Group, Inc.	70,026
833	Torchmark Corp.	24,990
5,741	Travelers (The) Cos., Inc.	221,831
17,232	U.S. Bancorp	255,722
3,251	Unum Group	46,034
1,350	Vornado	68,594
41,445	Wells Fargo & Co.	783,310
3,248	XL Capital Ltd., Class A	9,419
1,135	Zions Bancorp	16,934
		7,568,482
	Health Care—16.3%
15,237	Abbott Laboratories	844,739
4,527	Aetna, Inc.	140,337
3,022	Allergan, Inc.	115,199
1,532	AmerisourceBergen Corp.	55,642
10,407	Amgen, Inc.*	570,824
6,089	Baxter International, Inc.	357,120
2,387	Becton Dickinson & Co.	173,463
2,866	Biogen Idec, Inc.*	139,431
14,745	Boston Scientific Corp.*	130,788
19,442	Bristol-Myers Squibb Co.	416,253
976	C.R. Bard, Inc.	83,516
3,532	Cardinal Health, Inc.	132,980
4,502	Celgene Corp.*	238,381
670	Cephalon, Inc.*	51,711
2,701	CIGNA Corp.	46,889
1,465	Coventry Health Care, Inc.*	22,165
4,947	Covidien Ltd.	189,668
1,020	DaVita, Inc.*	47,940
1,465	DENTSPLY International, Inc.	39,423
9,828	Eli Lilly & Co.	361,867
2,429	Express Scripts, Inc.*	130,583
2,959	Forest Laboratories, Inc.*	74,093
2,658	Genzyme Corp.*	183,189
9,034	Gilead Sciences, Inc.*	458,656
1,566	Hospira, Inc.*	38,993
1,655	Humana, Inc.*	62,774
1,788	IMS Health, Inc.	25,962
382	Intuitive Surgical, Inc.*	39,434
27,249	Johnson & Johnson	1,571,996
2,422	King Pharmaceuticals, Inc.*	21,168
1,061	Laboratory Corp. of America Holdings*	62,811
1,693	Life Technologies Corp.*	43,104
2,710	McKesson Corp.	119,782
4,890	Medco Health Solutions, Inc.*	219,708
10,983	Medtronic, Inc.	367,821
20,763	Merck & Co., Inc.	592,784
541	Millipore Corp.*	29,842
2,993	Mylan, Inc.*	33,911
896	Patterson Cos., Inc.*	16,477
1,159	PerkinElmer, Inc.	14,627
66,223	Pfizer, Inc.	965,531
1,557	Quest Diagnostics, Inc.	76,838
15,965	Schering-Plough Corp.	280,345
3,378	St. Jude Medical, Inc.*	122,858

2,379	Stryker Corp.	100,489
4,075	Tenet Healthcare Corp.*	4,360
4,128	Thermo Fisher Scientific, Inc.*	148,319
11,862	UnitedHealth Group, Inc.	336,050
1,222	Varian Medical Systems, Inc.*	45,373
967	Waters Corp.*	34,976
1,027	Watson Pharmaceuticals, Inc.*	28,017
5,000	WellPoint, Inc.*	207,250
13,078	Wyeth	561,962
2,207	Zimmer Holdings, Inc.*	80,335
		11,258,754
	Industrials—10.9%
6,806	3M Co.	366,094
1,042	Avery Dennison Corp.	25,248
7,195	Boeing (The) Co.	304,420
2,756	Burlington Northern Santa Fe Corp.	182,585
1,663	C.H. Robinson Worldwide, Inc.	76,465
5,923	Caterpillar, Inc.	182,725
1,288	Cintas Corp.	29,302
1,700	Cooper Industries Ltd., Class A	45,747
3,872	CSX Corp.	112,133
1,977	Cummins, Inc.	47,408
2,510	Danaher Corp.	140,384
4,193	Deere & Co.	145,665
1,828	Dover Corp.	51,696
530	Dun & Bradstreet (The) Corp.	40,280
1,617	Eaton Corp.	71,180
7,535	Emerson Electric Co.	246,395
1,239	Equifax, Inc.	30,628
2,084	Expeditors International of Washington, Inc.	57,956
1,269	Fastenal Co.	43,374
3,058	FedEx Corp.	155,775
558	Flowserve Corp.	29,747
1,780	Fluor Corp.	69,242
3,827	General Dynamics Corp.	217,106
103,156	General Electric Co.	1,251,281
1,207	Goodrich Corp.	46,663
7,134	Honeywell International, Inc.	234,067
3,865	Illinois Tool Works, Inc.	126,231
3,129	Ingersoll-Rand Co. Ltd., Class A	50,721
1,763	Iron Mountain, Inc.*	36,071
1,781	ITT Corp.	80,644
1,205	Jacobs Engineering Group, Inc.*	46,597
1,175	L-3 Communications Holdings, Inc.	92,849
3,271	Lockheed Martin Corp.	268,353
1,279	Manitowoc (The) Co., Inc.	7,035
3,535	Masco Corp.	27,644
1,209	Monster Worldwide, Inc.*	11,135
3,639	Norfolk Southern Corp.	139,592
3,210	Northrop Grumman Corp.	154,465
3,563	PACCAR, Inc.	94,028
1,158	Pall Corp.	30,189
1,585	Parker Hannifin Corp.	60,563
2,023	Pitney Bowes, Inc.	45,032
1,367	Precision Castparts Corp.	88,787
2,013	R.R. Donnelley & Sons Co.	19,647
4,066	Raytheon Co.	205,821
3,154	Republic Services, Inc.	81,562
1,523	Robert Half International, Inc.	25,815
1,390	Rockwell Automation, Inc.	36,196

1,555	Rockwell Collins, Inc.	58,592
545	Ryder System, Inc.	18,410
7,265	Southwest Airlines Co.	51,073
838	Stericycle, Inc.*	40,995
2,369	Textron, Inc.	21,392
4,644	Tyco International Ltd. (Bermuda)	97,617
4,973	Union Pacific Corp.	217,768
9,773	United Parcel Service, Inc., Class B	415,254
9,338	United Technologies Corp.	448,130
633	W.W. Grainger, Inc.	46,177
4,816	Waste Management, Inc.	150,211
		7,498,162
	Information Technology—16.6%
5,214	Adobe Systems, Inc.*	100,682
5,979	Advanced Micro Devices, Inc.*	13,094
956	Affiliated Computer Services, Inc., Class A*	43,842
3,439	Agilent Technologies Inc.*	62,177
1,659	Akamai Technologies, Inc.*	22,363
2,920	Altera Corp.	44,910
1,726	Amphenol Corp., Class A	45,135
2,861	Analog Devices, Inc.	57,163
8,731	Apple, Inc.*	786,925
13,176	Applied Materials, Inc.	123,459
2,222	Autodesk, Inc.*	36,796
4,989	Automatic Data Processing, Inc.	181,250
1,842	BMC Software, Inc.*	46,658
4,361	Broadcom Corp., Class A*	69,122
3,867	CA, Inc.	69,567
889	Ciena Corp.*	5,547
57,506	Cisco Systems, Inc.*	860,866
1,782	Citrix Systems, Inc.*	37,493
2,861	Cognizant Technology Solutions Corp., Class A*	53,587
1,486	Computer Sciences Corp.*	54,744
2,422	Compuware Corp.*	15,743
1,198	Convergys Corp.*	9,021
15,266	Corning, Inc.	154,339
16,995	Dell, Inc.*	161,453
10,535	eBay, Inc.*	126,631
3,152	Electronic Arts, Inc.*	48,667
20,045	EMC Corp.*	221,297
1,864	Fidelity National Information Services, Inc.	29,656
1,571	Fiserv, Inc.*	49,879
1,363	FLIR Systems, Inc.*	34,034
2,349	Google, Inc., Class A*	795,207
1,321	Harris Corp.	57,186
24,052	Hewlett-Packard Co.	835,808
54,627	Intel Corp.	704,688
13,196	International Business Machines Corp.	1,209,414
3,145	Intuit, Inc.*	71,234
2,068	Jabil Circuit, Inc.	12,036
2,161	JDS Uniphase Corp.*	7,844
5,183	Juniper Networks, Inc.*	73,391
1,656	KLA-Tencor Corp.	33,186
771	Lexmark International, Inc., Class A*	18,257
2,177	Linear Technology Corp.	50,985
6,336	LSI Corp.*	20,148
709	Mastercard, Inc., Class A	96,268
1,500	McAfee, Inc.*	45,735
2,206	MEMC Electronic Materials, Inc.*	30,002
1,788	Microchip Technology, Inc.	33,918

7,502	Micron Technology, Inc.*	27,907
75,135	Microsoft Corp.	1,284,810
1,385	Molex, Inc.	18,517
22,260	Motorola, Inc.	98,612
1,918	National Semiconductor Corp.	19,449
3,243	NetApp, Inc.*	48,094
3,394	Novell, Inc.*	12,558
957	Novellus Systems, Inc.*	13,197
5,276	NVIDIA Corp.*	41,944
38,474	Oracle Corp.*	647,517
3,154	Paychex, Inc.	76,611
1,258	QLogic Corp.*	14,241
16,258	QUALCOMM, Inc.	561,714
1,030	Salesforce.com, Inc.*	27,408
2,219	SanDisk Corp.*	25,363
7,255	Sun Microsystems, Inc.*	30,181
8,210	Symantec Corp.*	125,859
3,909	Tellabs, Inc.*	16,144
1,728	Teradata Corp.*	22,689
1,664	Teradyne, Inc.*	8,004
12,731	Texas Instruments, Inc.	190,328
1,933	Total System Services, Inc.	24,472
4,496	Tyco Electronics Ltd.	63,663
1,903	VeriSign, Inc.*	36,747
7,027	Western Union (The) Co.	95,989
8,500	Xerox Corp.	56,440
2,691	Xilinx, Inc.	45,343
13,629	Yahoo!, Inc.*	159,868
		11,455,076
	Materials—3.1%
2,057	Air Products & Chemicals, Inc.	103,467
1,101	AK Steel Holding Corp.	8,885
7,861	Alcoa, Inc.	61,237
945	Allegheny Technologies, Inc.	20,875
931	Ball Corp.	35,695
980	Bemis Co., Inc.	22,119
560	CF Industries Holdings, Inc.	26,320
9,072	Dow Chemical (The) Co.	105,144
8,863	E.I. du Pont de Nemours & Co.	203,494
711	Eastman Chemical Co.	18,450
1,646	Ecolab, Inc.	55,898
3,707	Freeport-McMoRan Copper & Gold, Inc.	93,194
773	International Flavors & Fragrances, Inc.	22,123
4,198	International Paper Co.	38,286
1,678	MeadWestvaco Corp.	19,532
5,381	Monsanto Co.	409,280
4,753	Newmont Mining Corp.	189,074
3,083	Nucor Corp.	125,756
1,640	Owens-Illinois, Inc.*	31,160
1,288	Pactiv Corp.*	27,847
1,611	PPG Industries, Inc.	60,541
3,030	Praxair, Inc.	188,648
1,227	Rohm & Haas Co.	67,718
1,552	Sealed Air Corp.	21,030
1,231	Sigma-Aldrich Corp.	44,414
834	Titanium Metals Corp.	5,880
1,143	United States Steel Corp.	34,324

1,080	Vulcan Materials Co.	53,417
2,077	Weyerhaeuser Co.	56,785
		2,150,593
	Telecommunication Services—3.8%
3,896	American Tower Corp., Class A*	118,205
57,878	AT&T, Inc.	1,424,955
984	CenturyTel, Inc.	26,706
1,396	Embarq Corp.	49,865
3,060	Frontier Communications Corp.	24,817
14,389	Qwest Communications International, Inc.	46,333
28,058	Sprint Nextel Corp.	68,181
27,897	Verizon Communications, Inc.	833,283
4,316	Windstream Corp.	37,463
		2,629,808
	Utilities—4.7%
6,607	AES (The) Corp.*	52,261
1,658	Allegheny Energy, Inc.	55,112
2,079	Ameren Corp.	69,127
3,965	American Electric Power Co., Inc.	124,303
3,378	Centerpoint Energy, Inc.	45,198
2,221	CMS Energy Corp.	26,097
2,689	Consolidated Edison, Inc.	109,577
1,958	Constellation Energy Group, Inc.	51,495
5,709	Dominion Resources, Inc.	200,843
1,601	DTE Energy Co.	55,235
12,427	Duke Energy Corp.	188,269
4,967	Dynegy, Inc., Class A*	10,480
3,200	Edison International	104,224
1,858	Entergy Corp.	141,877
1,284	Equitable Resources, Inc.	43,951
6,463	Exelon Corp.	350,423
2,994	FirstEnergy Corp.	149,670
4,015	FPL Group, Inc.	206,973
749	Integrys Energy Group, Inc.	31,271
445	Nicor, Inc.	15,223
2,695	NiSource, Inc.	26,088
2,125	Pepco Holdings, Inc.	37,846
3,543	PG&E Corp.	137,008
989	Pinnacle West Capital Corp.	33,102
3,684	PPL Corp.	112,951
2,720	Progress Energy, Inc.	105,318
4,970	Public Service Enterprise Group, Inc.	156,903
1,705	Questar Corp.	57,936
1,154	SCANA Corp.	39,571
2,391	Sempra Energy	104,821
7,605	Southern (The) Co.	254,387
2,090	TECO Energy, Inc.	25,101
1,148	Wisconsin Energy Corp.	51,178
4,412	Xcel Energy, Inc.	81,446
		3,255,265

Total Investments
(Cost $87,065,909)(a) —102.3%	70,635,431
Liabilities in excess of other assets—(2.3%)	(1,609,780)

Net Assets—100.0%	$69,025,651

REIT Real Estate Investment Trust
* Non-income producing security.

(<) Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written.

(>) Security not subject to call options written.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $16,430,478 which consisted of aggregate gross unrealized appreciation of $205,673 and aggregate gross unrealized depreciation of 16,636,151.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The following written option contracts were open at January 31, 2009:

	Contract	Strike	Number of	Premium		Unrealized
	Month	Price	Contracts	Received	Value	Appreciation

Call Option S&P 500 Index	Feb-09	$850	853	$3,097,948	$(1,616,435)	$1,481,513
Call Option S&P 500 Mini Index	Feb-09	85	35	8,727	(6,685)	2,042
				$3,106,675	$(1,623,120)	$1,483,555

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Aerospace/Defense—2.3%
4,784	Alliant Techsystems, Inc.*	$386,595
9,959	Teledyne Technologies, Inc.*	277,557
		664,152
	Agriculture—2.6%
7,130	British American Tobacco PLC ADR (United Kingdom)	392,863
9,304	Reynolds American, Inc.	355,227
		748,090
	Apparel—2.5%
22,368	Carter’s, Inc.*	380,032
7,566	NIKE, Inc., Class B	342,362
		722,394
	Beverages—1.6%
11,548	Green Mountain Coffee Roasters, Inc.*	441,826

	Biotechnology—4.0%
6,800	Amgen, Inc.*	372,980
7,542	Celgene Corp.*	399,349
10,123	OSI Pharmaceuticals, Inc.*	360,379
		1,132,708
	Building Materials—1.3%
36,050	Gibraltar Industries, Inc.	368,792

	Chemicals—4.9%
44,167	American Vanguard Corp.	627,613
5,431	Monsanto Co.	413,082
25,654	Olin Corp.	360,439
		1,401,134
	Closed-end Funds—1.6%
63,347	ACM Income Fund, Inc.	453,565

	Commercial Services—9.1%
9,917	Chemed Corp.	397,969
26,472	Gartner, Inc.*	374,844
4,671	ITT Educational Services, Inc.*	572,244
23,988	Resources Connection, Inc.*	347,106
35,025	StoneMor Partners LP	523,974
1,707	Strayer Education, Inc.	369,446
		2,585,583

	Cosmetics/Personal Care—1.3%
5,440	Chattem, Inc.*	367,744

	Distribution/Wholesale—2.7%
10,188	Fastenal Co.	348,226
5,679	W.W. Grainger, Inc.	414,283
		762,509
	Electric—2.7%
12,985	IDACORP, Inc.	377,993
9,307	ITC Holdings, Corp.	390,708
		768,701
	Electronics—0.9%
5,854	Axsys Technologies, Inc.*	249,966

	Engineering & Construction—1.3%
10,445	Granite Construction, Inc.	367,873

	Environmental Control—2.3%
5,980	Clean Harbors, Inc.*	319,990
6,781	Stericycle, Inc.*	331,726
		651,716
	Food—4.8%
14,124	Diamond Foods, Inc.	362,705
14,124	Kroger (The) Co.	317,790
16,906	Spartan Stores, Inc.	314,113
13,920	TreeHouse Foods, Inc.*	367,349
		1,361,957
	Gas—1.4%
9,881	New Jersey Resources Corp.	396,129

	Healthcare - Products—4.5%
6,878	Haemonetics Corp.*	406,834
5,993	Techne Corp.	359,400
17,924	Thoratec Corp.*	519,258
		1,285,492
	Healthcare - Services—1.4%
9,819	Amedisys, Inc.*	404,837

	Household Products/Wares—2.1%
6,548	Church & Dwight Co., Inc.	348,550
24,835	Helen of Troy Ltd.*	260,022
		608,572
	Internet—4.3%
60,337	Earthlink, Inc.*	454,338
31,232	Interwoven, Inc.*	492,528
24,998	Websense, Inc.*	279,978
		1,226,844

	Iron/Steel—1.4%
13,669	United States Steel Corp.	410,480

	Machinery - Diversified—1.1%
10,745	Wabtec Corp.	321,598

	Media—2.6%
26,184	Comcast Corp., Class A	363,434
17,355	DIRECTV Group (The), Inc.*	380,074
		743,508
	Mining—1.6%
7,329	Compass Minerals International, Inc.	440,986

	Miscellaneous Manufacturing—4.2%
12,353	CLARCOR, Inc.	374,790
13,710	Donaldson Co., Inc.	426,655
9,980	Matthews International Corp., Class A	388,621
		1,190,066
	Oil & Gas—2.8%
5,216	Apache Corp.	391,200
12,320	Southwestern Energy Co.*	389,928
		781,128
	Packaging & Containers—1.4%
12,337	Rock-Tenn Co., Class A	384,544

	Pharmaceuticals—2.8%
6,693	Express Scripts, Inc.*	359,816
9,470	Medco Health Solutions, Inc.*	425,487
		785,303
	Pipelines—3.1%
13,890	Magellan Midstream Partners LP	481,705
14,528	TransCanada Corp. (Canada)	390,077
		871,782
	Retail—2.6%
14,012	Family Dollar Stores, Inc.	389,113
10,332	Tractor Supply Co.*	348,292
		737,405
	Savings & Loans—1.9%
22,380	Hudson City Bancorp, Inc.	259,608
25,244	Provident Financial Services, Inc.	275,917
		535,525
	Software—6.7%
11,039	Cerner Corp.*	372,235
13,804	Computer Programs & Systems, Inc.	346,895

5,190	Dun & Bradstreet (The) Corp.	394,440
16,732	Intuit, Inc.*	378,980
7,455	ManTech International Corp., Class A*	399,811
		1,892,361
	Telecommunications—1.5%
19,384	ViaSat, Inc.*	429,549

	Transportation—3.6%
14,084	Genesee & Wyoming, Inc., Class A*	382,662
15,180	J.B. Hunt Transport Services, Inc.	338,059
7,961	Norfolk Southern Corp.	305,384
		1,026,105
	Water—2.8%
18,188	Aqua America, Inc.	377,219
9,333	California Water Service Group	405,986
		783,205
	Total Common Stocks
	(Cost $32,747,131)	28,304,129

	Money Market Fund—0.5%
133,124	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $133,124)	133,124

	Total Investments
	(Cost $32,880,255)(a)—100.2%	28,437,253
	Liabilities in excess of other assets—(0.2%)	(46,809)

	Net Assets—100.0%	$28,390,444

ADR American Depositary Receipt
* Non-income producing security.

(a)   At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $32,887,464. The net unrealized depreciation was $4,450,211 which consisted of aggregate gross unrealized appreciation of $958,307 and aggregate gross unrealized depreciation of $5,408,518.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Value Line Timeliness Select TM Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Consumer Discretionary—24.4%
21,653	Apollo Group, Inc., Class A*	$1,763,853
108,794	Corinthian Colleges, Inc.*	2,032,272
75,847	DIRECTV Group (The), Inc.*	1,661,049
43,017	Dollar Tree, Inc.*	1,837,256
59,800	Family Dollar Stores, Inc.	1,660,646
20,274	ITT Educational Services, Inc.*	2,483,769
87,677	Jos. A. Bank Clothiers, Inc.*	2,407,610
27,517	McDonald’s Corp.	1,596,536
31,696	NIKE, Inc., Class B	1,434,244
76,649	Peet’s Coffee & Tea, Inc.*	1,557,508
43,510	Tractor Supply Co.*	1,466,722
		19,901,465
	Consumer Staples—13.6%
46,399	BJ’s Wholesale Club, Inc.*	1,330,723
26,700	Church & Dwight Co., Inc.	1,421,241
58,415	Diamond Foods, Inc.	1,500,097
56,609	Flowers Foods, Inc.	1,216,527
36,281	Nash Finch Co.	1,561,172
68,955	Spartan Stores., Inc.	1,281,184
52,823	TreeHouse Foods, Inc.*	1,393,999
28,676	Wal-Mart Stores, Inc.	1,351,213
		11,056,156
	Financials—1.7%
151,612	Crawford & Co., Class B*	1,359,960

	Health Care—36.4%
174,044	American Medical Systems Holdings, Inc.*	1,862,271
27,644	Amgen, Inc.*	1,516,273
29,637	Baxter International, Inc.	1,738,210
24,828	Becton Dickinson & Co.	1,804,251
18,734	C.R. Bard, Inc.	1,603,068
47,310	Cerner Corp.*	1,595,293
41,053	Chemed Corp.	1,647,457
57,991	Computer Programs & Systems, Inc.	1,457,314
68,087	Greatbatch, Inc.*	1,586,427
28,349	Haemonetics Corp.*	1,676,843
26,009	Johnson & Johnson	1,500,459
25,241	Myriad Genetics, Inc.*	1,882,221
42,536	OSI Pharmaceuticals, Inc.*	1,514,282
55,451	STERIS Corp.	1,474,997
25,012	Techne Corp.	1,499,970
36,213	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,501,029
75,772	Thoratec Corp.*	2,195,115

43,288	Varian Medical Systems, Inc.*	1,607,283
		29,662,763
	Industrials—9.5%
52,809	CoStar Group, Inc.*	1,564,203
21,644	Dun & Bradstreet (The) Corp.	1,644,944
309,728	On Assignment, Inc.*	1,434,041
27,501	Stericycle, Inc.*	1,345,349
23,516	W.W. Grainger, Inc.	1,715,491
		7,704,028
	Information Technology—14.6%
70,590	Black Box Corp.	1,540,980
46,215	Global Payments, Inc.	1,604,123
67,152	Intuit, Inc.*	1,520,993
32,105	ManTech International Corp., Class A*	1,721,791
68,984	MTS Systems Corp.	1,806,691
77,989	Synaptics, Inc.*	1,838,201
83,111	ViaSat, Inc.*	1,841,739
		11,874,518

	Total Investments
	(Cost $85,428,465)(a)—100.2%	81,558,890
	Liabilities in excess of other assets—(0.2%)	(158,619)

	Net Assets—100.0%	$81,400,271

ADR American Depository Receipt
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investment for Federal income tax purposes was $85,519,493. The net unrealized depreciation was $3,960,603 which consisted of aggregate gross unrealized appreciation of $3,622,751 and aggregate gross unrealized depreciation of $7,583,354.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Electronics—12.5%
1,330,928	Badger Meter, Inc. (~)	$31,396,592
1,121,193	Itron, Inc. *	73,213,903
1,697,966	Watts Water Technologies, Inc., Class A (~)	37,830,682
		142,441,177
	Engineering & Construction—15.6%
2,091,018	Aecom Technology Corp. *	52,923,666
2,172,967	Insituform Technologies, Inc., Class A * (~)	40,764,861
1,734,618	Layne Christensen Co. *(~)	27,372,272
1,680,064	URS Corp. *	57,206,179
		178,266,978
	Environmental Control—11.2%
2,433,192	Calgon Carbon Corp. *	30,585,223
3,339,239	Nalco Holding Co.	32,757,935
2,812,602	Tetra Tech, Inc. *	65,336,744
		128,679,902
	Hand/Machine Tools—3.5%
1,518,799	Franklin Electric Co., Inc. (~)	39,473,586

	Machinery-Diversified—17.1%
835,078	Flowserve Corp.	44,518,009
1,503,729	Gorman-Rupp (The) Co. (~)	38,495,462
1,825,829	IDEX Corp.	41,281,994
1,102,597	Lindsay Corp. (~)	28,667,522
1,048,339	Roper Industries, Inc.	43,128,666
		196,091,653
	Metal Fabricate/Hardware—10.0%
6,232,738	Mueller Water Products, Inc., Class A (~)	42,195,636
820,859	Northwest Pipe Co. *(~)	28,943,488
1,076,784	Valmont Industries, Inc.	43,695,895
		114,835,019
	Miscellaneous Manufacturing—21.4%
752,064	Ameron International Corp. (~)	37,490,390
1,190,403	Danaher Corp.	66,579,240
818,521	ITT Corp.	37,062,631
1,360,844	Pall Corp.	35,477,203
1,551,787	Pentair, Inc.	35,489,369
592,248	Siemens AG ADR (Germany)	33,201,423
		245,300,256
	Water—8.7%
318,800	American States Water Co.	11,020,916

478,788	American Water Works Co., Inc.	10,140,730
518,027	Aqua America, Inc.	10,743,880
458,776	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	9,946,264
781,705	Consolidated Water Co., Inc. (Cayman Islands) (~)	9,145,949
2,147,315	Veolia Environnement ADR (France)	48,336,060
		99,333,799
	Total Investments
	(Cost $1,659,407,040)(a)—100.0%	1,144,422,370
	Other assets less liabilities—0.0%	543,564

	Net Assets—100.0%	$1,144,965,934

ADR American Depositary Receipt.
*Non-income producing security.

(~)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The aggregate value of these securities as of January 31, 2009 represented 31.6% of the Fund’s Net Assets.

(a)

At January, 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,673,773,765.  The net unrealized depreciation was $529,351,395, which consisted of aggregate gross unrealized appreciation of $24,976,841 and aggregate gross unrealized depreciation of $554,328,236.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Value 04/30/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 1/31/09	Dividend Income	Realized Gain (Loss)
Ameron International Corp.	$69,579,307	$23,227,762	$(20,132,015)	$(35,184,664)	$37,490,390	$674,575	$241,771
Badger Meter, Inc.	67,874,182	1,886,977	(771,003)	(37,593,564)	31,396,592	407,488	(422,949)
Consolidated Water Co., Inc. (Cayman Islands)	21,593,994	8,595,076	(7,474,916)	(13,568,205)	9,145,949	213,252	(5,391,247)
Franklin Electric Co., Inc.	62,894,638	17,662,019	(25,410,282)	(15,672,789)	39,473,586	577,639	(3,769,121)
Gorman-Rupp (The) Co.	54,129,757	9,738,775	(11,203,290)	(14,169,780)	38,495,462	457,478	(442,791)
Insituform Technologies, Inc., Class A	41,786,918	797,756	(6,635,751)	4,815,938	40,764,861	—	(2,509,661)
Layne Christensen Co.	70,509,913	23,357,232	(22,959,560)	(43,535,313)	27,372,272	—	(939,606)
Lindsay Corp.	90,551,602	18,670,510	(2,163,742)	(78,390,848)	28,667,522	209,485	(2,830,807)
Mueller Water Products, Inc., Class A #	54,985,675	27,672,821	(25,881,559)	(14,581,301)	42,195,636	355,570	(28,796,925)
Northwest Pipe Co.	—	35,678,941	(359,900)	(6,375,553)	28,943,488	—	9,090
Watts Water Technologies, Inc., Class A	54,232,903	19,759,989	(28,617,784)	(7,544,426)	37,830,682	717,737	(7,065,284)
Total Investments in Affiliates	$588,138,889	$187,047,858	$(151,609,802)	$(261,800,505)	$361,776,440	$3,613,224	$(51,917,530)

# formerly Mueller Water Products, Inc., Class B

Schedule of Investments

PowerShares Wilderhill Clean Energy Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Auto Parts & Equipment—2.5%
944,962	Amerigon, Inc.*	$3,241,220
418,537	Fuel Systems Solutions, Inc.*	10,940,557
		14,181,777
	Chemicals—11.6%
315,007	Air Products & Chemicals, Inc.	15,844,852
850,713	OM Group, Inc.*	16,486,818
684,893	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	18,560,600
2,241,580	Zoltek Cos., Inc.* (~)	15,870,386
		66,762,656
	Commercial Services—3.0%
806,720	Quanta Services, Inc.*	17,247,674

	Computers—2.9%
1,970,845	Echelon Corp.*	14,584,253
486,622	Maxwell Technologies, Inc.*	2,277,391
		16,861,644
	Electric—14.6%
2,159,173	Calpine Corp.*	15,999,472
373,781	CPFL Energia S.A. ADR (Brazil)	14,379,355
506,990	IDACORP, Inc.	14,758,479
591,433	Ormat Technologies, Inc.	18,328,509
790,643	Portland General Electric Co.	15,378,006
5,661,361	US Geothermal, Inc.* (~)	5,038,611
		83,882,432
	Electrical Components & Equipment—28.5%
1,006,440	Advanced Battery Technologies, Inc.*	2,576,486
869,805	American Superconductor Corp.*	14,073,445
5,521,393	Beacon Power Corp.* (~)	2,374,199
1,314,101	China BAK Battery, Inc.*	1,879,164
2,114,144	Ener1, Inc.*	9,492,507
752,622	Energy Conversion Devices, Inc.*	18,943,496
6,270,042	Evergreen Solar, Inc.*	13,856,793
5,421,165	JA Solar Holdings Co. Ltd. ADR (China)*	14,420,299
497,983	SunPower Corp., Class A*	16,712,309
1,712,227	Suntech Power Holdings Co. Ltd. ADR (China)*	16,112,056
1,428,720	Ultralife Corp.* (~)	11,444,047
1,410,406	Universal Display Corp.*	10,761,398
6,909,291	Valence Technology, Inc.*	12,022,166

3,311,808	Yingli Green Energy Holding Co. Ltd. ADR (China)*	18,513,007
		163,181,372
	Electronics—2.9%
252,579	Itron, Inc.*	16,493,409

	Energy - Alternate Sources—13.3%
812,905	Ascent Solar Technologies, Inc.*	2,674,457
1,638,850	Ballard Power Systems, Inc. (Canada)*	2,032,174
489,803	Comverge, Inc.*	2,248,196
130,501	First Solar, Inc.*	18,635,543
3,853,682	FuelCell Energy, Inc.* (~)	14,875,213
1,420,165	Gushan Environmental Energy Ltd. ADR (China)	2,698,314
336,632	Ocean Power Technologies, Inc.*	2,178,009
2,770,277	Plug Power, Inc.*	2,493,249
3,093,498	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,660,408
2,520,825	Trina Solar Ltd. ADR (Cayman Islands)*	20,368,266
4,294,117	Verenium Corp.*	5,281,764
		76,145,593
	Food—2.7%
4,894,111	Cosan Ltd., Class A (Brazil)*	15,759,037

	Machinery - Diversified—2.0%
3,014,373	Raser Technologies, Inc.*	11,273,755

	Miscellaneous Manufacturing—0.7%
760,304	Spire Corp.* (~)	3,733,093

	Semiconductors—15.2%
1,515,206	Applied Materials, Inc.	14,197,480
974,923	Cree, Inc.*	19,430,215
3,093,812	Emcore Corp.*	4,083,832
1,113,139	International Rectifier Corp.*	15,160,953
1,093,252	MEMC Electronic Materials, Inc.*	14,868,227
4,255,832	Renesola Ltd. ADR (British Virgin Islands)*	15,661,462
610,981	Rubicon Technology, Inc.*	3,488,702
		86,890,871
	Total Common Stocks
	(Cost $1,156,199,682)	572,413,313

	Money Market Fund—0.2%
1,060,096	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $1,060,096)	1,060,096

	Total Investments
	(Cost $1,157,259,778)(a)—100.1%	573,473,409
	Liabilities in excess of other assets—(0.1%)	(618,981)

	Net Assets—100.0%	$572,854,428

ADR	American Depositary Receipt.

*	Non-income producing security.

(~)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2009 represented 9.3% of the Fund’s Net Assets.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $1,180,160,582. The net unrealized depreciation was $606,687,173 which consisted of aggregate gross unrealized appreciation of $2,880,793 and aggregate gross unrealized depreciation of $609,567,966.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Value 04/30/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 1/31/09	Dividend Income	Realized Gain (Loss)

Beacon Power Corp.	$—	$9,826,836	$(639,046)	$(6,813,591)	$2,374,199	$—	$(444,214)
FuelCell Energy, Inc.	36,384,041	13,682,681	(12,246,265)	(22,945,244)	14,875,213	—	(7,779,871)
Spire Corp.	3,180,344	5,318,087	(604,413)	(4,160,925)	3,733,093	—	(206,469)
Ultralife Corp.	13,990,088	15,242,025	(8,456,782)	(9,331,284)	11,444,047	—	(11,302,679)
US Geothermal, Inc.	—	11,693,591	(802,595)	(5,852,385)	5,038,611	—	(563,447)
Zoltek Cos., Inc.	43,639,827	15,818,964	(11,180,844)	(32,407,561)	15,870,386	—	(11,668,804)
Total Investments in Affiliates	$97,194,300	$71,582,184	$(33,929,945)	$(81,510,990)	$53,335,549	$—	$(31,965,484)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—2.4%
15,658	United Technologies Corp.	$751,427

	Auto Parts & Equipment—3.2%
33,657	Exide Technologies*	122,175
47,261	Johnson Controls, Inc.	591,235
62,451	Tenneco, Inc.*	114,910
38,108	Westport Innovations, Inc. (Canada)*	200,829
		1,029,149
	Building Materials—2.0%
46,466	Owens Corning, Inc.*	619,856

	Chemicals—5.9%
95,476	Methanex Corp. (Canada)	741,849
18,205	Praxair, Inc.	1,133,443
		1,875,292
	Electric—13.3%
75,005	Cia Energetica de Minas Gerais ADR (Brazil)	1,019,318
22,377	EnerNOC, Inc.*	233,616
75,466	Enersis S.A. ADR (Chile)	1,082,937
19,647	FPL Group, Inc.	1,012,803
18,851	National Grid PLC ADR (United Kingdom)	879,588
		4,228,262
	Electrical Components & Equipment—12.4%
32,269	A-Power Energy Generation Systems Ltd.*	158,763
180,689	Capstone Turbine Corp.*	157,199
27,203	Emerson Electric Co.	889,538
20,635	Energizer Holdings, Inc.*	982,846
96,739	EnerSys*	881,292
105,760	GrafTech International Ltd.*	847,138
		3,916,776
	Electronics—7.8%
30,945	Badger Meter, Inc.	729,993
48,687	Koninklijke Philips Electronics NV (Netherlands)	885,616
42,247	Woodward Governor Co.	869,021
		2,484,630
	Energy-Alternate Sources—3.4%
27,014	Clean Energy Fuels Corp.*	186,937
45,328	Covanta Holding Corp.*	783,721
23,330	Headwaters, Inc.*	105,685
		1,076,343
	Engineering & Construction—5.1%
34,156	Foster Wheeler Ltd.*	682,095
91,393	McDermott International, Inc.*	947,746
		1,629,841

	Environmental Control—3.8%
190,596	EnergySolutions, Inc.	855,776
15,082	Fuel Tech, Inc.*	150,971
269,257	Rentech, Inc.*	185,787
		1,192,534
	Hand/Machine Tools—2.4%
53,169	Baldor Electric Co.	744,898

	Mining—7.5%
65,316	Cameco Corp. (Canada)	1,079,020
255,237	USEC, Inc.*	1,299,157
		2,378,177
	Miscellaneous Manufacturing—10.9%
17,027	Eaton Corp.	749,529
24,193	ESCO Technologies, Inc.*	857,400
111,195	Hexcel Corp.*	921,806
22,972	LSB Industries, Inc.*	169,533
17,529	PMFG, Inc.*	122,703
11,192	Siemens AG ADR (Germany)	627,424
		3,448,395
	Oil & Gas—16.7%
66,461	Chesapeake Energy Corp.	1,050,748
32,055	Questar Corp.	1,089,229
31,974	Range Resources Corp.	1,145,948
32,236	Sasol Ltd. ADR (South Africa)	855,866
36,711	Southwestern Energy Co.*	1,161,903
		5,303,694
	Telecommunications—3.2%
101,657	Corning, Inc.	1,027,752

	Total Common Stocks
	(Cost $56,524,779)	31,707,026

	Money Market Fund—0.5%
163,983	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $163,983)	163,983

	Total Investments
	(Cost $56,688,762)(a)—100.5%	31,871,009
	Liabilities in excess of other assets—(0.5%)	(155,103)

	Net Assets—100.0%	$31,715,906

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $57,234,510. The net unrealized depreciation was $25,363,501 which consisted of aggregate gross unrealized appreciation of $76,770 and aggregate gross unrealized depreciation of $25,440,271.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

January 31, 2009 (Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests—99.2%
	Consumer Discretionary—24.3%
2,322	Advance Auto Parts, Inc.	$75,999
564	AFC Enterprises, Inc. *	2,707
1,493	American Greetings Corp., Class A	6,480
1,408	AnnTaylor Stores Corp. *	6,927
565	Arbitron, Inc.	8,486
1,963	Autoliv, Inc.	36,100
1,464	AutoZone, Inc. *	194,551
1,137	Barnes & Noble, Inc.	18,670
2,123	Big Lots, Inc. *	28,554
422	Blue Nile, Inc. *	8,533
814	Bob Evans Farms, Inc.	14,294
530	Build-A-Bear Workshop, Inc. *	2,226
589	California Pizza Kitchen, Inc. *	6,102
705	Cato (The) Corp., Class A	9,327
533	CEC Entertainment, Inc. *	12,440
656	Charlotte Russe Holding, Inc. *	3,378
1,603	Cheesecake Factory (The), Inc. *	13,914
11,068	Coach, Inc. *	161,593
898	Columbia Sportswear Co.	25,791
54,624	Comcast Corp., Class A	800,242
379	Conn’s, Inc. *	4,609
1,657	Cooper Tire & Rubber Co.	7,738
633	Cox Radio, Inc., Class A *	3,197
587	Cracker Barrel Old Country Store, Inc.	10,314
255	CSS Industries, Inc.	3,868
26,469	DIRECTV Group (The), Inc. *	579,671
946	Domino’s Pizza, Inc. *	6,329
2,224	DreamWorks Animation SKG, Inc., Class A *	48,817
6,264	Eastman Kodak Co.	28,376
18,882	Gap (The), Inc.	212,989
503	Genesco, Inc. *	7,746
4,571	Genuine Parts Co.	146,363
1,260	Harte-Hanks, Inc.	7,938
3,824	Hasbro, Inc.	92,273
758	Hibbett Sports, Inc. *	10,316
232	Hooker Furniture Corp.	1,875
7,272	International Game Technology	77,083
746	International Speedway Corp., Class A	17,367
808	Isle of Capri Casinos, Inc. *	2,287
1,329	Jack in the Box, Inc. *	30,022
232	Kenneth Cole Productions, Inc., Class A	1,482
4,270	Leggett & Platt, Inc.	53,332
3,588	Liberty Global, Inc., Series A *	52,277
9,363	Marriott International, Inc., Class A	152,711
25,458	McDonald’s Corp.	1,477,072
1,222	Mediacom Communications Corp., Class A *	6,599
457	Monarch Casino & Resort, Inc. *	4,680

474	Monro Muffler, Inc.	11,504
859	Morgans Hotel Group Co. *	3,135
507	Movado Group, Inc.	3,894
1,216	Netflix, Inc. *	43,946
54,857	News Corp., Class A	350,536
5,069	Nordstrom, Inc.	64,326
757	NutriSystem, Inc.	9,758
632	P.F. Chang’s China Bistro, Inc. *	11,205
2,146	Pacific Sunwear of California, Inc. *	2,683
2,119	Penn National Gaming, Inc. *	39,519
1,280	Phillips-Van Heusen Corp.	24,346
994	Polaris Industries, Inc.	21,142
326	Pre-Paid Legal Services, Inc. *	10,960
700	RC2 Corp. *	4,067
495	Red Robin Gourmet Burgers, Inc. *	6,029
2,613	Sears Holdings Corp. *	106,924
6,834	Service Corp. International	31,095
3,527	Sherwin-Williams (The) Co.	168,414
1,612	Sinclair Broadcast Group, Inc., Class A	2,982
1,255	Sonic Automotive, Inc., Class A	2,548
936	Stage Stores, Inc.	6,692
529	Stamps.com, Inc. *	4,327
4,717	Starwood Hotels & Resorts Worldwide, Inc.	71,321
480	Steven Madden Ltd. *	8,342
1,872	Stewart Enterprises, Inc., Class A	6,402
432	Sturm, Ruger & Co., Inc. *	2,856
18,662	Target Corp.	582,254
3,171	Tiffany & Co.	65,798
1,085	Timberland (The) Co., Class A *	11,924
931	Tractor Supply Co. *	31,384
599	Universal Technical Institute, Inc. *	10,500
16,620	Viacom, Inc., Class B *	245,145
3,083	Wynn Resorts Ltd. *	92,737
12,088	Yum! Brands, Inc.	345,959
1,836	Zale Corp. *	2,277
		6,890,576
	Consumer Staples—5.8%
2,367	Alliance One International, Inc. *	5,681
1,653	BJ’s Wholesale Club, Inc. *	47,408
8,690	Campbell Soup Co.	263,915
10,349	ConAgra Foods, Inc.	176,968
33,443	Kraft Foods, Inc., Class A	938,076
717	Lancaster Colony Corp.	26,106
325	Nash Finch Co.	13,985
1,465	NBTY, Inc. *	27,645
5,704	Pepsi Bottling Group (The), Inc.	110,030
573	Universal Corp.	17,522
		1,627,336
	Energy—11.6%
30,046	ConocoPhillips	1,428,087
19,017	Exxon Mobil Corp.	1,454,421
864	Harvest Natural Resources, Inc. *	3,456

958	Holly Corp.	22,388
777	Overseas Shipholding Group, Inc.	27,739
501	SEACOR Holdings, Inc. *	32,585
1,220	Tidewater, Inc.	50,764
11,087	Valero Energy Corp.	267,418
		3,286,858
	Financials—12.0%
14,851	Allstate (The) Corp.	321,821
1,312	American Equity Investment Life Holding Co.	8,777
258	American Physicians Capital, Inc.	10,970
5,735	Ameriprise Financial, Inc.	115,560
7,936	Aon Corp.	294,029
2,456	Apartment Investment & Management Co., Class A REIT	21,834
1,771	Ashford Hospitality Trust REIT	2,515
1,503	Bank Mutual Corp.	13,271
562	Calamos Asset Management, Inc., Class A	3,350
15,425	Capital One Financial Corp.	244,332
6,161	CB Richard Ellis Group, Inc., Class A *	22,180
10,147	Chubb (The) Corp.	432,059
1,082	Delphi Financial Group, Inc., Class A	16,414
221	FPIC Insurance Group, Inc. *	8,604
830	Harleysville Group, Inc.	23,605
920	Horace Mann Educators Corp.	8,602
414	Infinity Property & Casualty Corp.	15,898
5,150	Janus Capital Group, Inc.	27,038
876	Jones Lang LaSalle, Inc.	20,682
1,908	Knight Capital Group, Inc., Class A *	34,401
11,779	Loews Corp.	287,408
5,159	Moody’s Corp.	110,506
1,601	Odyssey Re Holdings Corp.	75,327
9,488	Prudential Financial, Inc.	244,316
566	RLI Corp.	31,973
1,520	Sunstone Hotel Investors, Inc. REIT	6,551
2,738	Torchmark Corp.	82,140
16,061	Travelers (The) Cos., Inc.	620,596
9,397	Unum Group	133,062
4,532	W.R. Berkley Corp.	120,007
1,917	Whitney Holding Corp.	24,902
		3,382,730
	Health Care—11.2%
9,861	Aetna, Inc.	305,691
2,116	Alkermes, Inc. *	24,271
3,693	AmerisourceBergen Corp.	134,130
1,293	Assisted Living Concepts, Inc., Class A *	5,133
545	Chemed Corp.	21,871
1,817	Health Net, Inc. *	26,583
654	Healthways, Inc. *	9,038
4,485	IMS Health, Inc.	65,122
2,860	Laboratory Corp. of America Holdings *	169,312
1,280	LifePoint Hospitals, Inc. *	28,851
1,984	Lincare Holdings, Inc. *	47,715
236	Matrixx Initiatives, Inc. *	4,080

5,876	McKesson Corp.	259,719
674	MedCath Corp. *	4,239
11,210	Medco Health Solutions, Inc. *	503,665
1,051	MEDNAX, Inc. *	35,282
614	Molina Healthcare, Inc. *	10,770
1,066	Nabi Biopharmaceuticals *	4,403
717	Nighthawk Radiology Holdings, Inc.*	3,054
1,186	Omnicell, Inc. *	9,263
2,998	Patterson Cos., Inc. *	55,133
1,586	PSS World Medical, Inc. *	25,186
2,286	Questcor Pharmaceuticals, Inc. *	14,745
300	Somanetics Corp. *	4,392
1,317	STERIS Corp.	35,032
26,857	UnitedHealth Group, Inc.	760,858
1,680	Universal American Financial Corp. *	16,582
1,148	Universal Health Services, Inc., Class B	43,452
2,115	Valeant Pharmaceuticals International *	45,896
447	Vital Images, Inc. *	5,056
12,082	WellPoint, Inc. *	500,799
		3,179,323
	Industrials—14.4%
470	AAON, Inc.	8,516
629	Administaff, Inc.	13,266
496	Advisory Board (The) Co. *	8,680
998	Alaska Air Group, Inc. *	26,307
200	American Science and Engineering, Inc.	15,600
555	ATC Technology Corp. *	7,243
17,437	Boeing (The) Co.	737,759
1,108	Brink’s (The) Co.	29,284
338	Cascade Corp.	7,737
20,471	Caterpillar, Inc.	631,530
534	CDI Corp.	5,724
571	Celadon Group, Inc. *	4,465
363	Consolidated Graphics, Inc. *	5,848
2,212	Copart, Inc. *	53,287
10,355	CSX Corp.	299,881
4,788	Dover Corp.	135,405
1,415	Dun & Bradstreet (The) Corp.	107,540
558	EnPro Industries, Inc. *	10,211
395	Exponent, Inc. *	9,685
503	G&K Services, Inc., Class A	9,280
1,562	Graco, Inc.	33,224
1,077	Granite Construction, Inc.	37,932
941	H&E Equipment Services, Inc. *	6,276
547	Heidrick & Struggles International, Inc.	8,314
1,429	Herman Miller, Inc.	15,705
921	Horizon Lines, Inc., Class A	3,168
497	Houston Wire & Cable Co.	3,554
12,870	Illinois Tool Works, Inc.	420,334
397	Kadant, Inc. *	3,986
2,176	Kennametal, Inc.	34,903
1,110	Kforce, Inc. *	6,938
1,373	Knoll, Inc.	9,364
2,767	L-3 Communications Holdings, Inc.	218,648

1,472	Lennox International, Inc.	41,378
656	M&F Worldwide Corp. *	6,954
560	McGrath Rentcorp	11,743
2,586	MPS Group, Inc. *	15,645
1,148	MSC Industrial Direct Co., Inc., Class A	39,330
1,008	Republic Airways Holdings, Inc. *	8,256
515	School Specialty, Inc. *	8,498
1,566	SkyWest, Inc.	24,508
1,658	Spherion Corp. *	2,371
410	Standard Parking Corp. *	7,847
2,283	Steelcase, Inc., Class A	9,863
2,801	Terex Corp. *	33,164
875	Toro (The) Co.	25,909
868	Tredegar Corp.	14,322
19,998	United Parcel Service, Inc., Class B	849,716
2,113	United Rentals, Inc. *	11,791
650	United Stationers, Inc. *	18,207
748	Watts Water Technologies, Inc., Class A	16,665
		4,075,761
	Information Technology—14.9%
1,541	Acme Packet, Inc. *	6,780
2,496	ADC Telecommunications, Inc. *	12,655
13,566	Adobe Systems, Inc. *	261,959
1,432	ADTRAN, Inc.	21,695
1,070	Advanced Energy Industries, Inc. *	9,609
1,745	Alliance Data Systems Corp. *	72,575
7,629	Altera Corp.	117,334
952	Anixter International, Inc. *	25,685
912	Avid Technology, Inc. *	9,129
1,251	Avocent Corp. *	17,952
1,706	Benchmark Electronics, Inc. *	20,028
10,379	Broadcom Corp., Class A *	164,507
1,812	Brooks Automation, Inc. *	8,281
1,621	Cirrus Logic, Inc. *	4,571
2,491	Cogent, Inc. *	28,995
1,056	Cognex Corp.	13,791
647	Cogo Group, Inc. *	4,322
696	Coherent, Inc. *	12,591
3,470	Computer Sciences Corp. *	127,835
5,810	Compuware Corp. *	37,765
2,358	Convergys Corp. *	17,756
3,278	Cypress Semiconductor Corp. *	14,784
991	DealerTrack Holdings, Inc. *	11,287
45,879	Dell, Inc. *	435,852
1,075	Digital River, Inc. *	26,628
748	DivX, Inc. *	3,762
729	DSP Group, Inc. *	4,746
1,404	DST Systems, Inc. *	44,605
2,420	EarthLink, Inc. *	18,223
35,133	eBay, Inc. *	422,299
1,356	Electronics for Imaging, Inc. *	12,055
1,006	Exar Corp. *	6,811
2,775	Extreme Networks, Inc. *	4,912
1,918	F5 Networks, Inc. *	42,522

963	FalconStor Software, Inc. *	3,072
2,803	Gartner, Inc. *	39,690
987	Hackett Group (The), Inc. *	2,773
2,457	Hewitt Associates, Inc., Class A *	69,730
604	Hutchinson Technology, Inc. *	1,915
811	Immersion Corp. *	4,209
1,343	Insight Enterprises, Inc. *	6,957
432	Integral Systems, Inc. *	4,722
4,064	Integrated Device Technology, Inc. *	23,327
916	InterDigital, Inc. *	29,614
2,783	Intersil Corp., Class A	25,910
1,561	Ixia *	8,305
1,106	j2 Global Communications, Inc. *	21,655
2,197	Jack Henry & Associates, Inc.	39,107
638	Kenexa Corp. *	4,332
4,528	KLA-Tencor Corp.	90,741
4,108	Lawson Software, Inc. *	17,336
2,077	Lexmark International, Inc., Class A *	49,183
848	LoopNet, Inc. *	5,512
14,739	LSI Corp. *	46,870
595	Manhattan Associates, Inc. *	9,127
685	Marchex, Inc., Class B	3,432
817	Mettler Toledo International, Inc. *	54,396
1,654	Micrel, Inc.	12,570
4,665	Microchip Technology, Inc.	88,495
212	MicroStrategy, Inc., Class A *	8,204
1,215	MKS Instruments, Inc. *	17,071
1,235	ModusLink Global Solutions, Inc. *	2,878
5,320	National Semiconductor Corp.	53,945
4,187	NCR Corp. *	52,547
573	Novatel Wireless, Inc. *	3,174
2,009	Novellus Systems, Inc. *	27,704
963	OmniVision Technologies, Inc. *	6,442
451	PC-Tel, Inc.	2,913
1,021	Plexus Corp. *	14,764
1,878	Polycom, Inc. *	26,386
1,095	Progress Software Corp. *	18,681
3,557	QLogic Corp. *	40,265
3,843	RealNetworks, Inc. *	10,837
834	Rofin-Sinar Technologies, Inc. *	14,086
1,569	S1 Corp. *	10,465
603	Selectica, Inc. *	416
538	Sigma Designs, Inc. *	5,498
1,935	Silicon Image, Inc. *	7,101
1,159	Silicon Laboratories, Inc. *	26,692
2,415	Silicon Storage Technology, Inc. *	4,951
1,422	SonicWALL, Inc. *	5,005
14,554	Sun Microsystems, Inc. *	60,545
325	Supertex, Inc. *	7,374
1,840	Sybase, Inc. *	50,250
551	Synaptics, Inc. *	12,987
900	Synchronoss Technologies, Inc. *	7,659
1,125	Tech Data Corp. *	20,374
1,641	TeleTech Holdings, Inc. *	13,276
9,765	Tellabs, Inc. *	40,329
32,418	Texas Instruments, Inc.	484,650

4,023	TIBCO Software, Inc. *	21,523
841	Tyler Technologies, Inc. *	10,588
2,257	ValueClick, Inc. *	14,106
4,550	VeriSign, Inc. *	87,861
770	Vignette Corp. *	5,367
2,028	Wind River Systems, Inc. *	16,163
23,246	Xerox Corp.	154,353
6,984	Xilinx, Inc.	117,680
1,789	Zebra Technologies Corp., Class A *	30,109
484	Zygo Corp. *	2,768
		4,225,268
	Materials—2.1%
680	A. Schulman, Inc.	10,302
729	AbitibiBowater, Inc. *	554
25,819	Alcoa, Inc.	201,130
2,464	Allegheny Technologies, Inc.	54,430
2,461	Ball Corp.	94,355
1,223	Carpenter Technology Corp.	20,180
3,696	Celanese Corp., Series A	39,362
2,007	Eastman Chemical Co.	52,082
1,251	H.B. Fuller Co.	17,476
3,641	MeadWestvaco Corp.	42,381
380	NewMarket Corp.	11,970
3,893	Steel Dynamics, Inc.	41,344
972	U.S. Concrete, Inc. *	2,702
		588,268
	Telecommunication Services—1.8%
2,425	CenturyTel, Inc.	65,815
7,688	Cincinnati Bell, Inc. *	10,686
1,026	Cogent Communications Group, Inc. *	6,823
3,440	Embarq Corp.	122,877
7,959	Frontier Communications Corp.	64,547
43,788	Qwest Communications International, Inc.	140,997
11,004	Windstream Corp.	95,515
		507,260
	Utilities—1.1%
4,232	Mirant Corp. *	72,663
5,720	Sempra Energy	250,765
		323,428
	Total Common Stocks and Other Equity Interests
	(Cost $33,332,918)	28,086,808

	Money Market Fund—0.4%
118,029	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $118,029)	118,029

Total Investments
(Cost $33,450,947)(a)—99.6%	28,204,837
Other assets less liabilities—0.4%	121,697

Net Assets—100.0%	$28,326,534

REIT Real Estate Investment Trust
* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income Tax purposes was $33,547,732. The net unrealized depreciation was $5,342,895 which consisted of aggregate gross unrealized appreciation of $24,326 and aggregate gross unrealized depreciation of $5,367,221.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —100.0%
	Consumer Discretionary—7.0%
960	Cato (The) Corp., Class A	$12,701
2,128	Cedar Fair LP	22,833
106	D.R. Horton, Inc.	632
4,406	Family Dollar Stores, Inc.	122,355
5,509	Fortune Brands, Inc.	176,288
8,489	Gannett Co., Inc.	48,982
6,215	Genuine Parts Co.	199,004
12,213	H&R Block, Inc.	253,175
10,430	Harley-Davidson, Inc.	127,037
1,719	Harte-Hanks, Inc.	10,830
567	Home Depot, Inc.	12,208
1,641	John Wiley & Sons, Inc., Class A	58,141
26,645	Johnson Controls, Inc.	333,329
17	La-Z-Boy, Inc.	16
5,810	Leggett & Platt, Inc.	72,567
54,088	Lowe’s Cos., Inc.	988,187
958	Matthews International Corp., Class A	37,305
39,947	McDonald’s Corp.	2,317,724
10,949	McGraw-Hill (The) Cos., Inc.	240,769
7	Media General, Inc., Class A	14
1,196	Meredith Corp.	19,100
48	New York Times (The) Co., Class A	239
6,905	Nordstrom, Inc.	87,624
1,351	Polaris Industries, Inc.	28,736
4,236	Ross Stores, Inc.	124,623
4,794	Sherwin-Williams (The) Co.	228,914
2,632	Stanley Works (The)	82,276
18	Talbots (The), Inc.	37
25,410	Target Corp.	792,792
14,009	TJX Cos., Inc.	272,055
3,520	VF Corp.	197,190
416	Weyco Group, Inc.	11,972
1,840	Wolverine World Wide, Inc.	33,378
		6,913,033
	Consumer Staples—21.0%
687	Altria Group, Inc.	11,363
22,466	Archer-Daniels-Midland Co.	615,119
16,223	Avon Products, Inc.	331,760
3,481	Brown-Forman Corp., Class B	158,072
2,432	Church & Dwight Co., Inc.	129,455
5,273	Clorox (The) Co.	264,441
81,479	Coca-Cola (The) Co.	3,480,783
18,480	Colgate-Palmolive Co.	1,201,939
5,306	Hershey (The) Co.	197,808
4,585	Hormel Foods Corp.	136,771
3,892	J.M. Smucker (The) Co.	175,724
14,275	Kimberly-Clark Corp.	734,734
974	Lancaster Colony Corp.	35,463
4,035	McCormick & Co., Inc.	129,281
55,764	PepsiCo, Inc.	2,801,026

80,725	Procter & Gamble (The) Co.	4,399,513
5,295	SUPERVALU, Inc.	92,874
19,703	Sysco Corp.	439,180
1,259	Tootsie Roll Industries, Inc.	30,052
779	Universal Corp.	23,822
2,144	Vector Group Ltd.	31,217
29,897	Walgreen Co.	819,477
96,261	Wal-Mart Stores, Inc.	4,535,817
		20,775,691
	Energy—10.2%
1,317	Buckeye Partners LP	52,812
63,622	Chevron Corp.	4,486,623
4,964	Energy Transfer Partners LP	173,393
13,689	Enterprise Products Partners LP	300,610
59,422	Exxon Mobil Corp.	4,544,594
3,293	Helmerich & Payne, Inc.	73,961
1,307	Holly Corp.	30,545
5,773	Kinder Morgan Energy Partners LP	286,052
2,750	TEPPCO Partners LP	68,998
		10,017,588
	Financials—14.3%
989	1st Source Corp.	17,604
28,976	Aflac, Inc.	672,533
1,007	Alexandria Real Estate Equities, Inc. REIT	59,755
20,199	Allstate (The) Corp.	437,712
94	Ambac Financial Group, Inc.	107
69	American Capital Ltd.	197
4,464	American International Group, Inc.	5,714
7	Anchor Bancorp Wisconsin, Inc.	14
360	Arrow Financial Corp.	8,474
3,451	Arthur J. Gallagher & Co.	81,340
5,276	Associated Banc-Corp.	82,569
32	Astoria Financial Corp.	291
733	BancFirst Corp.	26,109
3,166	BancorpSouth, Inc.	59,837
2,133	Bank of America Corp.	14,035
1,921	Bank of Hawaii Corp.	68,906
719	Bank of the Ozarks, Inc.	16,314
4	BankAtlantic Bancorp, Inc., Class A	9
5	Banner Corp.	16
22,921	BB&T Corp.	453,607
5,024	Brown & Brown, Inc.	96,109
928	Capital City Bank Group, Inc.	14,867
2,869	CBL & Associates Properties, Inc. REIT	11,677
902	Chemical Financial Corp.	20,566
13,799	Chubb (The) Corp.	587,561
6,584	Cincinnati Financial Corp.	144,387
1,818	Citigroup, Inc.	6,454
2,108	City National Corp.	72,958
66	Colonial BancGroup (The), Inc.	52
5,103	Comerica, Inc.	85,016
3,038	Commerce Bancshares, Inc.	106,178
1,378	Community Bank System, Inc.	24,735
596	Community Trust Bancorp, Inc.	16,670
1,785	Corporate Office Properties Trust REIT	47,088
17	Corus Bankshares, Inc.	19
2,180	Cullen/Frost Bankers, Inc.	95,419
27	CVB Financial Corp.	243

39	Developers Diversified Realty Corp. REIT	187
4,580	Duke Realty Corp. REIT	42,182
905	EastGroup Properties, Inc. REIT	27,494
3,963	Eaton Vance Corp.	75,852
1,302	Entertainment Properties Trust REIT	29,490
1,721	Erie Indemnity Co., Class A	61,009
975	Essex Property Trust, Inc. REIT	64,399
4,467	F.N.B. Corp.	35,334
2,220	Federal Realty Investment Trust REIT	112,399
2,713	Federated Investors, Inc., Class B	52,958
193	Fifth Third Bancorp	461
5	First Bancorp	72
2,064	First Busey Corp.	18,060
630	First Community Bancshares, Inc.	10,842
818	First Financial Bankshares, Inc.	36,311
520	First Financial Corp.	17,238
580	First Financial Holdings, Inc.	8,781
3,034	First Midwest Bancorp, Inc.	30,340
4,630	First Niagara Financial Group, Inc.	60,468
7	First State Bancorp	7
27	FirstMerit Corp.	437
1,055	Flushing Financial Corp.	8,356
2,130	Forest City Enterprises, Inc., Class A	14,399
9,299	Franklin Resources, Inc.	450,258
7,233	Fulton Financial Corp.	50,776
85	General Growth Properties, Inc. REIT	55
855	Getty Realty Corp. REIT	17,733
2,556	Glacier Bancorp, Inc.	39,235
1,128	Harleysville Group, Inc.	32,080
14	Harleysville National Corp.	130
9,519	Hartford Financial Services Group (The), Inc.	125,270
4,197	HCC Insurance Holdings, Inc.	98,252
9,151	HCP, Inc. REIT	213,584
775	Heartland Financial USA, Inc.	10,672
1,130	Home Properties, Inc. REIT	40,556
4	Horizon Financial Corp.	10
564	IBERIABANK Corp.	23,908
7	Independent Bank Corp.	11
2,015	Investors Real Estate Trust REIT	20,049
10	Irwin Financial Corp. *	24
165	Keycorp	1,201
9,630	Kimco Realty Corp. REIT	138,479
458	Lakeland Financial Corp.	9,435
5,827	Legg Mason, Inc.	93,582
28	Lexington Realty Trust REIT	124
3,364	Liberty Property Trust REIT	67,280
7,980	Lincoln National Corp.	120,737
5,119	M&T Bank Corp.	199,180
2,615	Macerich (The) Co. REIT	38,545
894	MainSource Financial Group, Inc.	8,734
17,604	Marshall & Ilsley Corp.	100,519
90	MBIA, Inc. *	347
2,027	Mercury General Corp.	78,526
3,528	National Penn Bancshares, Inc.	34,151
2,831	National Retail Properties, Inc. REIT	40,851
6,495	Northern Trust Corp.	373,592
2,858	Old National Bancorp	36,382
7,903	Old Republic International Corp.	81,559
638	Old Second Bancorp, Inc.	5,704
591	Park National Corp.	32,062
3	Peoples Bancorp, Inc.	30
10,611	ProLogis REIT	106,216

23	Protective Life Corp.	190
11	Provident Bankshares Corp.	71
3,831	Realty Income Corp. REIT	73,823
2,790	Regency Centers Corp. REIT	98,487
945	Renasant Corp.	11,444
813	Republic Bancorp, Inc., Class A	14,634
770	RLI Corp.	43,497
4	Royal Bancshares of Pennsylvania, Class A	15
1,195	S&T Bancorp, Inc.	30,389
510	S.Y. Bancorp, Inc.	11,618
777	Sandy Spring Bancorp, Inc.	10,971
6	Seacoast Banking Corp. of Florida	28
8	Security Bank Corp.	6
7,297	SEI Investments Co.	92,453
535	Simmons First National Corp., Class A	13,182
24	South Financial Group (The), Inc.	45
588	Southside Bancshares, Inc.	11,184
595	Southwest Bancorp, Inc.	6,236
943	Sovran Self Storage, Inc. REIT	24,518
1,723	State Auto Financial Corp.	38,078
22,425	State Street Corp.	521,830
2,755	Sterling Bancshares, Inc.	15,318
3	Suffolk Bancorp	92
118	SunTrust Banks, Inc.	1,447
3,726	Susquehanna Bancshares, Inc.	40,986
111	Synovus Financial Corp.	440
9,335	T. Rowe Price Group, Inc.	257,459
1,223	Tanger Factory Outlet Centers, Inc. REIT	37,057
2,013	Taubman Centers, Inc. REIT	39,958
4,429	TCF Financial Corp.	54,875
356	Tompkins Financial Corp.	17,853
2,506	Transatlantic Holdings, Inc.	80,568
2,011	Trustmark Corp.	40,823
97,581	U.S. Bancorp	1,448,103
4,919	UDR, Inc. REIT	57,700
1,625	UMB Financial Corp.	62,953
2,190	United Bankshares, Inc.	45,968
403	Universal Health Realty Income Trust REIT	12,332
4	Univest Corp. of Pennsylvania	92
649	Urstadt Biddle Properties, Inc., Class A REIT	9,599
6,472	Valley National Bancorp	84,265
5,555	Vornado Realty Trust REIT	282,250
1,410	W.P. Carey & Co. LLC	30,301
3,359	Washington Federal, Inc.	41,249
1,919	Washington REIT	45,691
620	Washington Trust Bancorp, Inc.	10,143
4,598	Webster Financial Corp.	19,220
3,196	Weingarten Realty Investors REIT	51,743
176,736	Wells Fargo & Co.	3,340,311
1,076	WesBanco, Inc.	22,230
232	Wesco Financial Corp.	69,974
5	West Coast Bancorp	15
1,069	Westamerica Bancorp.	45,678
2,606	Whitney Holding Corp.	33,852
3,015	Wilmington Trust Corp.	41,275
369	WSFS Financial Corp.	9,520
		14,086,096
	Health Care—17.0%
51,438	Abbott Laboratories	2,851,723
1,929	Beckman Coulter, Inc.	95,910

8,033	Becton, Dickinson & Co.	583,758
3,318	C.R. Bard, Inc.	283,921
10,785	Cardinal Health, Inc.	406,055
5,024	DENTSPLY International, Inc.	135,196
39,965	Eli Lilly & Co.	1,471,511
20	Hill-Rom Holdings, Inc.	282
90,858	Johnson & Johnson	5,241,599
34,766	Medtronic, Inc.	1,164,313
1,612	Meridian Bioscience, Inc.	34,271
1,308	Owens & Minor, Inc.	52,019
263,654	Pfizer, Inc.	3,844,075
12,745	Stryker Corp.	538,349
1,273	Teleflex, Inc.	67,698
1,226	West Pharmaceutical Services, Inc.	40,728
		16,811,408
	Industrials—14.1%
24,547	3M Co.	1,320,384
738	A.O. Smith Corp.	20,280
2,005	ABM Industries, Inc.	29,774
4,571	Avery Dennison Corp.	110,755
580	Badger Meter, Inc.	13,682
1,774	Brady Corp., Class A	37,112
6,852	C.H. Robinson Worldwide, Inc.	315,055
2,190	Carlisle Cos., Inc.	40,887
27,801	Caterpillar, Inc.	857,661
4,983	Cintas Corp.	113,363
1,805	Clarcor, Inc.	54,764
448	Courier Corp.	7,038
10,699	Danaher Corp.	598,395
2,740	Donaldson Co., Inc.	85,269
6,517	Dover Corp.	184,301
27,193	Emerson Electric Co.	889,211
8,003	Expeditors International of Washington, Inc.	222,563
4,890	Fastenal Co.	167,140
784	Franklin Electric Co., Inc.	20,376
12,776	General Dynamics Corp.	724,782
393,196	General Electric Co.	4,769,468
631	Gorman-Rupp (The) Co.	16,154
2,771	Harsco Corp.	65,728
1,586	HNI Corp.	20,951
17,523	Illinois Tool Works, Inc.	572,301
7	LSI Industries, Inc.	32
14,523	Masco Corp.	113,570
763	McGrath Rentcorp	16,000
1,375	Mine Safety Appliances Co.	26,978
263	NACCO Industries, Inc., Class A	8,413
1,116	Nordson Corp.	33,714
1,339	Otter Tail Corp.	27,142
5,600	Parker Hannifin Corp.	213,976
3,214	Pentair, Inc.	73,504
7,700	Pitney Bowes, Inc.	171,402
630	Raven Industries, Inc.	13,740
3,043	Roper Industries, Inc.	125,189
655	Tennant Co.	8,869
34,310	United Technologies Corp.	1,646,538
733	Universal Forest Products, Inc.	15,393
2,718	W.W. Grainger, Inc.	198,278
		13,950,132

	Information Technology—5.1%
18,197	Automatic Data Processing, Inc.	661,097
2,498	Diebold, Inc.	61,900
40,750	International Business Machines Corp.	3,734,738
2,990	Jack Henry & Associates, Inc.	53,222
6,793	Linear Technology Corp.	159,092
12,797	Paychex, Inc.	310,839
67	Total System Services, Inc.	848
		4,981,736
	Materials—3.3%
6,424	Air Products & Chemicals, Inc.	323,127
3,019	Albemarle Corp.	67,173
2,545	AptarGroup, Inc.	78,437
3,450	Bemis Co., Inc.	77,867
8,038	Ecolab, Inc.	272,970
1,702	H.B. Fuller Co.	23,777
1,641	Martin Marietta Materials, Inc.	132,133
1,308	Myers Industries, Inc.	8,201
11,109	Nucor Corp.	453,136
5,811	PPG Industries, Inc.	218,377
9,772	Praxair, Inc.	608,406
7,232	Rohm & Haas Co.	399,134
4,396	RPM International, Inc.	54,115
4,748	Sigma-Aldrich Corp.	171,308
3,255	Sonoco Products Co.	74,637
381	Stepan Co.	13,979
3,267	Valspar (The) Corp.	56,682
4,881	Vulcan Materials Co.	241,414
		3,274,873
	Telecommunication Services—5.2%
205,209	AT&T, Inc.	5,052,246
3,303	CenturyTel, Inc.	89,643
852	Shenandoah Telecommunications Co.	20,772
		5,162,661
	Utilities—2.8%
562	American States Water Co.	19,428
4,565	Aqua America, Inc.	94,678
2,983	Atmos Energy Corp.	73,233
1,307	Black Hills Corp.	34,636
742	California Water Service Group	32,277
282	Connecticut Water Service, Inc.	6,525
8,833	Consolidated Edison, Inc.	359,945
2,409	Energen Corp.	70,367
13,641	FPL Group, Inc.	703,194
2,661	Integrys Energy Group, Inc.	111,097
6,446	MDU Resources Group, Inc.	128,211
779	MGE Energy, Inc.	24,967
462	Middlesex Water Co.	7,646
2,720	National Fuel Gas Co.	81,491
1,424	New Jersey Resources Corp.	57,088
916	Northwest Natural Gas Co.	39,333
3,020	Piedmont Natural Gas Co., Inc.	78,248
34	Pinnacle West Capital Corp.	1,138
9,006	Progress Energy, Inc.	348,712
5,376	Questar Corp.	182,676
683	SJW Corp.	18,366

640	Southwest Water Co.	2,867
959	Suburban Propane Partners LP	37,545
3,582	UGI Corp.	90,875
2,650	Vectren Corp.	68,344
1,691	WGL Holdings, Inc.	54,281
		2,727,168
	Total Common Stocks and Other Equity Interests
	(Cost $116,835,075)	98,700,386

	Money Market Fund—0.0%
26,740	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $26,740)	26,740

	Total Investments
	(Cost $116,861,815)(a)—100.0%	98,727,126
	Other assets less liabilities—0.0%	35,012

	Net Assets—100.0%	$98,762,138

REIT Real Estate Investment Trust
* Non-Income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $116,947,296. The net unrealized depreciation was $18,220,170 which consisted of aggregate gross unrealized appreciation of $834,678 and aggregate gross unrealized depreciation of $19,054,848.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Financial Preferred Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Preferred Stocks—99.1%
	Banks—57.4%
944,438	Bank of America Corp., 6.20%, Series D	$10,417,151
1,063,562	Bank of America Corp., 7.25%, Series J	12,656,388
2,447,515	Bank of America Corp., 8.20%	34,583,387
1,530,408	Bank of America Corp., 8.63%, Series MER	21,089,022
1,907,188	Barclays Bank PLC, 8.13% (United Kingdom)	26,700,632
291,107	Citigroup, Inc., 8.13%, Series AA	2,707,295
1,651,765	Citigroup, Inc., 8.50%, Series F	14,634,638
918,483	Goldman Sachs Group, Inc., 6.20%, Series B	18,810,532
1,198,808	HSBC Holdings PLC, 8.13% (United Kingdom)	26,253,895
457,384	HSBC USA, Inc., 6.50%, Series H	8,274,077
1,117,270	JPMorgan Chase & Co., 8.63%	26,311,709
764,871	National Bank of Greece S.A., 9.00% (Greece)	14,440,764
305,934	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	1,477,661
1,125,191	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	5,614,703
1,031,435	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	5,208,747
1,032,228	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	5,171,462
765,278	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	3,826,390
1,836,927	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	10,470,484
734,240	Santander Finance Preferred SA Unipersonal, 6.50% (Spain)	12,592,216
564,866	Santander Finance Preferred SA Unipersonal, 6.80% (Spain)	9,856,912
611,880	U.S. Bancorp, 7.88%, Series D	14,807,496
1,350,349	Wells Fargo & Co., 8.00%	24,576,352
		310,481,913
	Diversified Financial Services—6.2%
162,906	CIT Group, Inc., 6.35%, Series A	1,140,342
1,227,335	Credit Suisse Guernsey, 7.90% (Switzerland)	22,730,244
611,900	HSBC Finance Corp., 6.36%	9,404,903
		33,275,489
	Insurance—35.5%
922,578	Aegon N.V., 6.38% (Netherlands)	11,061,710
400,706	Aegon N.V., 6.50% (Netherlands)	4,804,465
1,071,387	Aegon N.V., 6.88% (Netherlands)	14,303,016
459,019	Aegon N.V., 7.25% (Netherlands)	5,953,476
1,457,199	Allianz SE, 8.38% (Germany)	28,677,677
305,934	Axis Capital Holdings Ltd., 7.25%, Series A	5,185,581
1,278,846	ING Groep N.V., 6.37% (Netherlands)	14,476,537
1,529,691	ING Groep N.V., 7.37% (Netherlands)	19,717,717
856,647	ING Groep N.V., 7.38% (Netherlands)	9,585,880
1,529,691	ING Groep N.V., 8.50% (Netherlands)	22,562,942
1,475,456	MetLife, Inc., 6.50%, Series B	25,377,843
354,890	PartnerRe Ltd., 6.75%, Series C	7,097,800
367,139	Prudential PLC, 6.50% (United Kingdom)	6,186,292
305,934	Prudential PLC, 6.75% (United Kingdom)	5,154,988
305,934	RenaissanceRe Holdings Ltd., 6.08%, Series C	4,769,511
367,139	RenaissanceRe Holdings Ltd., 6.60%, Series D	6,755,358
		191,670,793

	Total Preferred Stocks
	(Cost $696,188,173)	535,428,195

	Money Market Fund—0.6%
3,250,601	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $3,250,601)	3,250,601

	Total Investments
	(Cost $699,438,774)(a)—99.7%	538,678,796
	Other assets less liabilities —0.3%	1,852,614

	Net Assets—100.0%	$540,531,410

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax was $705,618,845.  The net unrealized depreciation was $166,940,049, which consisted of aggregate gross unrealized appreciation of $878,806 and aggregated gross unrealized depreciation of $167,818,855.

The Fund has holdings greater than 10% of net assets in the following countries:

Netherlands	19.0%
United Kingdom	17.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Growth Rate Dividend Achievers TM Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.4%
	Advertising—0.0%
782	Harte-Hanks, Inc.	$4,927

	Aerospace/Defense—6.6%
5,818	General Dynamics Corp.	330,055
10,854	United Technologies Corp.	520,883
		850,938
	Agriculture—2.3%
10,238	Archer-Daniels-Midland Co.	280,316
987	Vector Group Ltd.	14,371
		294,687
	Apparel—0.2%
192	Weyco Group, Inc.	5,526
837	Wolverine World Wide, Inc.	15,183
		20,709
	Auto Parts & Equipment—1.2%
12,168	Johnson Controls, Inc.	152,222

	Banks—7.5%
335	BancFirst Corp.	11,933
329	Bank of the Ozarks, Inc.	7,465
963	City National Corp.	33,329
944	First Busey Corp.	8,260
1,168	Glacier Bancorp, Inc.	17,929
258	IBERIABANK Corp.	10,937
211	Lakeland Financial Corp.	4,347
2,338	M&T Bank Corp.	90,972
292	Old Second Bancorp, Inc.	2,610
374	Republic Bancorp, Inc., Class A	6,732
233	S.Y. Bancorp, Inc.	5,308
271	Southside Bancshares, Inc.	5,154
271	Southwest Bancorp, Inc.	2,840
10,251	State Street Corp.	238,541
1,257	Sterling Bancshares, Inc.	6,989
2,018	TCF Financial Corp.	25,003
25,948	Wells Fargo & Co.	490,417
		968,766
	Beverages—4.1%
10,566	PepsiCo, Inc.	530,730

	Chemicals—3.6%
4,448	Praxair, Inc.	276,932
2,188	Sherwin-Williams (The) Co.	104,477

2,165	Sigma-Aldrich Corp.	78,113
		459,522
	Commercial Services—3.5%
8,294	Automatic Data Processing, Inc.	301,321
347	McGrath Rentcorp	7,277
5,833	Paychex, Inc.	141,684
		450,282
	Computers—4.3%
5,799	International Business Machines Corp.	531,478
1,363	Jack Henry & Associates, Inc.	24,261
		555,739
	Distribution/Wholesale—0.8%
2,250	Fastenal Co.	76,905
596	Owens & Minor, Inc.	23,703
		100,608
	Diversified Financial Services—3.3%
1,806	Eaton Vance Corp.	34,567
1,248	Federated Investors, Inc., Class B	24,361
4,243	Franklin Resources, Inc.	205,446
2,659	Legg Mason, Inc.	42,704
4,256	T. Rowe Price Group, Inc.	117,380
		424,458
	Environmental Control—0.1%
627	Mine Safety Appliances Co.	12,302

	Food—1.5%
8,973	Sysco Corp.	200,008

	Healthcare-Products—12.4%
3,659	Becton, Dickinson & Co.	265,900
9,389	Johnson & Johnson	541,650
15,823	Medtronic, Inc.	529,912
736	Meridian Bioscience, Inc.	15,647
5,800	Stryker Corp.	244,992
		1,598,101
	Insurance—6.3%
13,259	Aflac, Inc.	307,741
9,212	Allstate (The) Corp.	199,624
1,574	Arthur J. Gallagher & Co.	37,099
2,290	Brown & Brown, Inc.	43,808
784	Erie Indemnity Co., Class A	27,793
1,914	HCC Insurance Holdings, Inc.	44,807
924	Mercury General Corp.	35,796
3,600	Old Republic International Corp.	37,152
351	RLI Corp.	19,828
787	State Auto Financial Corp.	17,393
1,143	Transatlantic Holdings, Inc.	36,747
		807,788

	Iron/Steel—1.6%
5,063	Nucor Corp.	206,520

	Leisure Time—0.5%
4,763	Harley-Davidson, Inc.	58,013
617	Polaris Industries, Inc.	13,124
		71,137
	Media—0.3%
204	Courier Corp.	3,205
746	John Wiley & Sons, Inc., Class A	26,431
544	Meredith Corp.	8,688
		38,324
	Miscellaneous Manufacturing—8.8%
1,160	AptarGroup, Inc.	35,751
4,874	Danaher Corp.	272,603
1,249	Donaldson Co., Inc.	38,869
40,729	General Electric Co.	494,043
7,983	Illinois Tool Works, Inc.	260,725
2,649	Leggett & Platt, Inc.	33,086
288	Raven Industries, Inc.	6,281
		1,141,358
	Oil & Gas—0.1%
594	Holly Corp.	13,882

	Pharmaceuticals—5.5%
4,907	Cardinal Health, Inc.	184,749
35,612	Pfizer, Inc.	519,223
		703,972
	Pipelines—2.7%
2,284	Energy Transfer Partners LP	79,780
6,298	Enterprise Products Partners LP	138,304
2,618	Kinder Morgan Energy Partners LP	129,722
		347,806
	Real Estate—0.0%
965	Forest City Enterprises, Inc., Class A	6,523

	REIT—0.1%
394	Getty Realty Corp.	8,172
299	Urstadt Biddle Properties, Class A	4,422
		12,594
	Retail—19.2%
437	Cato (The) Corp., Class A	5,782
24,661	Lowe’s Cos., Inc.	450,556
9,288	McDonald’s Corp.	538,889
3,144	Nordstrom, Inc.	39,897
1,929	Ross Stores, Inc.	56,751
11,575	Target Corp.	361,140
6,381	TJX Cos., Inc.	123,919
13,604	Walgreen Co.	372,886

11,284	Wal-Mart Stores, Inc.	531,701
		2,481,521
	Savings & Loans—0.3%
2,131	First Niagara Financial Group, Inc.	27,831
482	Flushing Financial Corp.	3,817
170	WSFS Financial Corp.	4,386
		36,034
	Semiconductors—0.6%
3,092	Linear Technology Corp.	72,415

	Software—0.3%
3,328	SEI Investments Co.	42,166

	Telecommunications—0.4%
1,504	CenturyTel, Inc.	40,819
388	Shenandoah Telecom Co.	9,459
		50,278
	Textiles—0.4%
2,269	Cintas Corp.	51,620

	Transportation—1.9%
3,127	C.H. Robinson Worldwide, Inc.	143,779
3,650	Expeditors International of Washington, Inc.	101,507
		245,286
	Total Common Stocks and Other Equity Interests (Cost $17,585,669)	12,953,223

	Money Market Fund—0.1%
6,647	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $6,647)	6,647

	Total Investments (Cost $17,592,316)(a)—100.5%	12,959,870
	Liabilities in excess of other assets—(0.5%)	(58,708)

	Net Assets—100.0%	$12,901,162

REIT Real Estate Investment Trust

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $17,723,065.  The net unrealized depreciation was $4,763,195 which consisted of aggregate gross unrealized appreciation of $166,508 and aggregate gross unrealized depreciation of $4,929,703.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM  Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.6%
	Agriculture—5.9%
55,546	Universal Corp.	$1,698,597
244,299	Vector Group Ltd.	3,556,993
		5,255,590
	Banks—30.3%
104,446	Associated Banc-Corp.	1,634,580
57	Bank of America Corp.	375
89,441	BB&T Corp.	1,770,037
98,026	Comerica, Inc.	1,633,113
237,883	F.N.B. Corp.	1,881,655
55	Fifth Third Bancorp	131
14	FirstMerit Corp.	226
231,815	Fulton Financial Corp.	1,627,341
15	KeyCorp	109
34,080	M&T Bank Corp.	1,326,053
403,660	Marshall & Ilsley Corp.	2,304,900
49	National Penn Bancshares, Inc.	474
104,067	Old National Bancorp	1,324,773
191,272	Old Second Bancorp, Inc.	1,709,972
27,097	Park National Corp.	1,470,012
53	Provident Bankshares Corp.	340
20	South Financial Group (The), Inc.	38
31	SunTrust Banks, Inc.	380
153,910	Susquehanna Bancshares, Inc.	1,693,010
156,552	TCF Financial Corp.	1,939,679
131,000	U.S. Bancorp	1,944,040
36	Valley National Bancorp	469
478,758	Webster Financial Corp.	2,001,208
104,724	Whitney Holding Corp.	1,360,365
105,840	Wilmington Trust Corp.	1,448,950
		27,072,230
	Building Materials—2.3%
264,799	Masco Corp.	2,070,728

	Chemicals—3.4%
35,940	PPG Industries, Inc.	1,350,625
133,560	RPM International, Inc.	1,644,124
		2,994,749
	Diversified Financial Services—1.7%
44	Citigroup, Inc.	156
77,520	Federated Investors, Inc., Class B	1,513,191
		1,513,347

	Electric—9.3%
56,520	Black Hills Corp.	1,497,780
43,028	Consolidated Edison, Inc.	1,753,391
43,629	Integrys Energy Group, Inc.	1,821,510
71,506	Otter Tail Corp.	1,449,427
9	Pinnacle West Capital Corp.	301
46,194	Progress Energy, Inc.	1,788,632
		8,311,041
	Gas—3.6%
66,085	Atmos Energy Corp.	1,622,387
60,573	Vectren Corp.	1,562,178
51	WGL Holdings, Inc.	1,637
		3,186,202
	Home Builders—0.0%
49	D.R. Horton, Inc.	292

	Household Products/Wares—1.5%
56,940	Avery Dennison Corp.	1,379,656

	Insurance—9.5%
49,740	Allstate (The) Corp.	1,077,866
59,711	Arthur J. Gallagher & Co.	1,407,388
64,680	Cincinnati Financial Corp.	1,418,432
129,660	Hartford Financial Services Group (The), Inc.	1,706,326
35,117	Mercury General Corp.	1,360,433
141,488	Old Republic International Corp.	1,460,156
		8,430,601
	Leisure Time—4.0%
177,660	Harley-Davidson, Inc.	2,163,898
66,780	Polaris Industries, Inc.	1,420,411
		3,584,309
	Machinery-Diversified—1.8%
50,082	NACCO Industries, Inc., Class A	1,602,123

	Media—6.7%
804,000	Gannett Co., Inc.	4,639,080
84,000	Meredith Corp.	1,341,480
		5,980,560
	Miscellaneous Manufacturing—4.2%
167,040	General Electric Co.	2,026,195
139,312	Leggett & Platt, Inc.	1,740,007
		3,766,202
	Office Furnishings—1.6%
106,164	HNI Corp.	1,402,426

	Office/Business Equipment—1.7%
69,600	Pitney Bowes, Inc.	1,549,296

	Pharmaceuticals—2.3%
137,964	Pfizer, Inc.	2,011,515

	REIT—3.0%
127,697	Getty Realty Corp.	2,648,436

	Savings & Loans—1.8%
10	Astoria Financial Corp.	91
106,991	First Financial Holdings, Inc.	1,619,844
		1,619,935
	Telecommunications—5.0%
65,400	AT&T, Inc.	1,610,148
106,620	CenturyTel, Inc.	2,893,667
		4,503,815
	Total Investments (Cost $115,015,184)(a)—99.6%	88,883,053
	Other assets less liabilities—0.4%	319,845

	Net Assets—100.0%	$89,202,898

REIT Real Estate Investment Trust

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $117,542,038. The net unrealized depreciation was $28,658,985 which consisted of aggregate gross unrealized appreciation of $19,507 and aggregate gross unrealized depreciation of $28,678,492.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares International Dividend AchieversTM Portfolio
January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—101.3%
	Australia—3.8%
49,513	BHP Billiton Ltd. ADR	$1,858,718
52,182	Santos Ltd. ADR	1,858,723
114,573	Westpac Banking Corp. ADR	5,555,645
		9,273,086
	Bahamas—1.4%
197,622	Teekay Corp.	3,462,337

	Bermuda—4.0%
62,594	Axis Capital Holdings Ltd.	1,518,530
52,886	Max Capital Group Ltd.	899,591
23,379	RenaissanceRe Holdings Ltd.	1,044,808
324,791	Tsakos Energy Navigation Ltd.	6,255,475
		9,718,404
	Canada—27.6%
248,790	Bank of Montreal	6,642,694
178,362	Bank of Nova Scotia	4,280,688
124,485	Brookfield Asset Management, Inc., Class A	1,964,373
724,885	Brookfield Properties Corp.	3,907,130
50,168	Cameco Corp.	828,775
132,230	Canadian Imperial Bank of Commerce	4,950,692
47,326	Canadian National Railway Co.	1,656,410
16,741	Canadian Natural Resources Ltd.	595,143
58,480	Canadian Pacific Railway Ltd.	1,769,604
86,316	Enbridge, Inc.	2,831,165
46,339	EnCana Corp.	2,054,671
22,978	Imperial Oil Ltd.	728,403
214,204	Manulife Financial Corp.	3,545,076
396,211	Methanex Corp.	3,078,559
97,274	Petro-Canada	2,100,146
56,746	Ritchie Bros. Auctioneers, Inc.	1,041,857
163,291	Royal Bank of Canada	4,013,693
177,925	Shaw Communications, Inc., Class B	2,873,488
176,191	Sun Life Financial, Inc.	3,546,725
31,372	Suncor Energy, Inc.	603,911
127,164	Talisman Energy, Inc.	1,200,428
155,152	Telus Corp.	4,151,868
93,186	Thomson (The) Corp.	2,272,807
123,415	Toronto-Dominion (The) Bank	3,982,602
121,816	TransCanada Corp.	3,270,759
		67,891,667
	Cayman Islands—0.5%
112,054	Consolidated Water Co., Inc.	1,311,032

	Chile—0.6%
54,279	Sociedad Quimica y Minera de Chile S.A. ADR	1,470,961

	China—2.3%
49,894	China Telecom Corp. Ltd. ADR	1,802,670
135,457	Huaneng Power International, Inc. ADR	3,863,234
		5,665,904
	Denmark—0.3%
15,741	Novo-Nordisk A/S ADR	836,319

	Finland—0.8%
161,534	Nokia Oyj Corp. ADR	1,982,022

	France—4.6%
292,035	Axa SA ADR	4,701,764
109,446	Sanofi-Aventis ADR	3,083,094
154,151	Veolia Environnement ADR	3,469,939
		11,254,797
	Germany—2.7%
430,822	Allianz SE ADR	3,588,747
19,037	Fresenius Medical Care AG ADR	852,096
29,228	SAP AG ADR	1,034,087
20,153	Siemens AG ADR	1,129,777
		6,604,707
	India—0.2%
8,073	HDFC Bank Ltd. ADR	465,489
17	Satyam Computer Services Ltd. ADR	32
		465,521
	Ireland—0.9%
95,293	CRH PLC ADR	2,263,209

	Israel—0.2%
14,542	Teva Pharmaceutical Industries Ltd. ADR	602,766

	Italy—0.7%
128,533	Luxottica Group SpA ADR	1,827,739

	Japan—9.9%
75,913	Canon, Inc. ADR	2,046,614
98,928	Honda Motor Co. Ltd. ADR	2,241,708
44,374	Kubota Corp. ADR	1,201,648
14,959	Kyocera Corp. ADR	951,542
246,058	Mitsubishi UFJ Financial Group, Inc. ADR	1,353,319
13,486	Mitsui & Co. Ltd. ADR	2,832,195
87,577	Nidec Corp. ADR	1,055,303
46,397	Nippon Telegraph & Telephone Corp. ADR	1,116,776
83,585	NTT DoCoMo, Inc. ADR	1,439,333
113,218	ORIX Corp. ADR	2,470,417
157,882	Panasonic Corp. ADR	1,891,426
59,976	TDK Corp. ADR	2,241,303
39,002	Toyota Motor Corp. ADR	2,477,018
16,341	Wacoal Holdings Corp. ADR	1,039,451
		24,358,053
	Mexico—2.2%
35,914	America Movil SAB de CV ADR	1,023,908

32,810	Fomento Economico Mexicano SAB de CV ADR	923,602
115,507	Grupo Aeroportuario del Sureste SAB de CV ADR	3,387,820
		5,335,330
	Netherlands—7.0%
1,667,024	AEGON N.V.	8,635,184
172,563	Koninklijke Philips Electronics N.V.	3,138,921
121,277	Reed Elsevier N.V. ADR	2,695,988
121,192	Unilever N.V.	2,662,588
		17,132,681
	Peru—0.7%
16	Compania de Minas Buenaventura S.A. ADR	301
42,927	Credicorp Ltd.	1,772,885
		1,773,186
	Portugal—2.1%
638,071	Portugal Telecom SGPS S.A. ADR	5,136,472

	Russia—1.8%
209,566	Mobile Telesystems OJSC ADR	4,463,756

	South Africa—1.1%
105,223	Sasol Ltd. ADR	2,793,671

	Spain—5.3%
583,571	Banco Bilbao Vizcaya Argentaria S.A. ADR	5,421,374
642,358	Banco Santander Central Hispanic S.A. ADR	5,036,087
16	Repsol YPF S.A. ADR	284
48,543	Telefonica S.A. ADR	2,602,390
		13,060,135
	Switzerland—0.5%
13,668	Alcon, Inc.	1,170,528

	United Kingdom—17.6%
70,923	AstraZeneca PLC ADR	2,732,663
17	Barclays PLC ADR	97
60,838	BHP Billiton PLC ADR	2,058,150
102,691	BP PLC ADR	4,361,287
57,764	British American Tobacco PLC ADR	3,182,797
49,331	Cadbury PLC ADR	1,593,391
145,650	HSBC Holdings PLC ADR	5,657,046
395,811	InterContinental Hotels Group PLC ADR	2,952,750
79,734	National Grid PLC ADR	3,720,388
418,148	Pearson PLC ADR	3,976,587
33,167	Smith & Nephew PLC ADR	1,205,952
22,028	Thomson Reuters PLC ADR	2,676,843
118,721	Unilever PLC ADR	2,602,364
215,651	Vodafone Group PLC ADR	4,008,952
87,713	WPP PLC ADR	2,453,333
		43,182,600
	United States—2.5%
26,423	ACE Ltd.	1,153,628
19,930	Bunge Ltd.	855,794
13	Everest Re Group Ltd.	819

29	Ingersoll-Rand Co. Ltd., Class A	470
24,319	PartnerRe Ltd.	1,593,624
103,394	Willis Group Holdings Ltd.	2,560,035
		6,164,370
	Total Common Stocks and Other Equity Interests
	(Cost $383,153,994)	249,201,253

	Money Market Fund—0.1%
340,902	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $340,902)	340,902

	Total Investments
	(Cost $383,494,896)(a)—101.4%	249,542,155
	Liabilities in excess of other assets—(1.4%)	(3,409,085)

	Net Assets—100.0%	$246,133,070

ADR American Depositary Receipt

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $133,952,741, which consisted of aggregate gross unrealized appreciation of $373,496 and aggregate gross unrealized depreciation of $134,326,237.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Commercial Banks - Central U.S.—21.2%
73,907	BancFirst Corp.	$2,632,567
316,608	Bank Mutual Corp	2,795,649
135,803	Commerce Bancshares, Inc.	4,746,315
109,751	Cullen/Frost Bankers, Inc.	4,803,802
138,095	International Bancshares Corp.	2,516,091
67,876	UMB Financial Corp.	2,629,516
		20,123,940
	Commercial Banks - Eastern U.S.—16.6%
140,729	Community Bank System, Inc.	2,526,086
122,368	NBT Bancorp, Inc.	2,794,885
95,474	S&T Bancorp, Inc.	2,427,904
98,044	Suffolk Bancorp	2,991,322
59,059	Tompkins Financial Corp.	2,961,809
306,441	TrustCo Bank Corp. NY	2,053,155
		15,755,161
	Commercial Banks - Southern U.S.—18.8%
23,089	First Citizens BancShares, Inc., Class A	3,229,228
111,788	First Community Bancshares, Inc.	1,923,871
75,278	Hancock Holding Co.	2,060,359
122,831	Home Bancshares, Inc.	2,529,090
110,456	Simmons First National Corp., Class A	2,721,636
122,507	S.Y. Bancorp, Inc.	2,790,709
125,638	WesBanco, Inc.	2,595,681
		17,850,574
	Commercial Banks - Western U.S.—7.4%
72,745	Bank of Hawaii Corp.	2,609,363
81,030	SVB Financial Group *	1,682,993
136,297	TriCo Bancshares	2,745,022
		7,037,378
	Fiduciary Banks—7.9%
129,647	Northern Trust Corp.	7,457,295

	S&L/Thrifts - Central U.S.—6.1%
139,105	Capitol Federal Financial	5,758,947

	S&L/Thrifts - Eastern U.S.—14.4%
356,049	Hudson City Bancorp, Inc.	4,130,168
311,985	People’s United Financial, Inc.	5,104,075
267,095	Provident New York Bancorp	2,537,403
74,159	WSFS Financial Corp.	1,913,302
		13,684,948

	Super-Regional Banks — U.S.—7.5%
220,517	U.S. Bancorp	3,272,472
205,940	Wells Fargo & Co.	3,892,266
		7,164,738
	Total Common Stocks
	(Cost $126,634,249)	94,832,981

	Money Market Fund—0.1%
97,929	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $97,929)	97,929

	Total Investments
	(Cost $126,732,178)(a)—100.0%	94,930,910
	Liabilities in excess of other assets—0.0%	(12,978)

	Net Assets—100.0%	$94,917,932

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $126,949,237. The net unrealized depreciation was $32,018,327 which consisted of aggregate gross unrealized appreciation of $132,300 and aggregate gross unrealized depreciation of $32,150,627.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2009 (Unaudited)

Number
of shares		Value

	Common Stocks—100.2%
	Biotechnology—58.8%
70,275	Abraxis Bioscience, Inc. *	$4,877,788
135,259	Amgen, Inc. *	7,418,956
177,555	Biogen Idec, Inc. *	8,638,051
166,842	Cubist Pharmaceuticals, Inc. *	3,572,087
181,150	Emergent Biosolutions, Inc *	3,972,619
117,343	Genzyme Corp. *	8,087,280
167,723	Gilead Sciences, Inc. *	8,515,297
356,007	InterMune, Inc. *	4,072,720
156,997	Life Technologies Corp. *	3,997,144
148,288	Millipore Corp. *	8,179,566
460,409	Momenta Pharmaceuticals, Inc. *	4,986,229
126,725	Myriad Genetics, Inc. *	9,449,883
667,368	NPS Pharmaceuticals, Inc. *	4,164,376
110,151	OSI Pharmaceuticals, Inc. *	3,921,376
601,494	PDL BioPharma, Inc. *	3,861,591
265,048	Regeneron Pharmaceuticals, Inc. *	4,633,039
		92,348,002
	Chemicals—4.0%
174,261	Sigma-Aldrich Corp.	6,287,337

	Electronics—8.8%
79,891	Dionex Corp. *	4,045,680
111,956	Varian, Inc. *	3,116,855
182,205	Waters Corp. *	6,590,355
		13,752,890
	Healthcare - Products—4.9%
186,170	Luminex Corp. *	3,792,283
66,080	Techne Corp.	3,962,818
		7,755,101
	Pharmaceuticals—23.7%
555,234	Alkermes, Inc. *	6,368,534
452,278	CV Therapeutics, Inc. *	7,078,151
707,710	Idenix Pharmaceuticals, Inc. *	4,111,795
862,661	Nektar Therapeutics *	3,545,537
145,823	Onyx Pharmaceuticals, Inc. *	4,437,394
215,324	Osiris Therapeutics, Inc. *	4,317,246
466,703	Pain Therapeutics, Inc. *	3,098,908
362,622	ViroPharma, Inc. *	4,351,464
		37,309,029

Total Investments (Cost $183,915,146)(a) —100.2%	157,452,359
Liabilities in excess of other assets—(0.2%)	(265,754)

Net Assets—100.0%	$157,186,605

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $184,061,350. The net unrealized depreciation of $26,608,991 which consisted of aggregate gross unrealized appreciation of $9,785,713 and gross unrealized depreciation $36,394,704.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Building & Construction Portfolio
January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Building Materials—23.4%
57,304	AAON, Inc.	$1,038,348
130,663	Comfort Systems USA, Inc.	1,336,682
84,582	Gibraltar Industries, Inc.	865,274
39,480	Lennox International, Inc.	1,109,783
22,828	Martin Marietta Materials, Inc.	1,838,112
71,682	NCI Building Systems, Inc. *	830,794
117,823	Quanex Building Products Corp.	1,000,317
41,957	Simpson Manufacturing Co., Inc.	842,077
		8,861,387
	Commercial Services—3.4%
60,682	McGrath Rentcorp	1,272,502

	Electric—2.7%
89,797	Pike Electric Corp. *	1,010,216

	Engineering & Construction—26.6%
41,191	Aecom Technology Corp. *	1,042,544
183,675	Dycom Industries, Inc. *	1,250,827
69,188	EMCOR Group, Inc. *	1,424,581
43,927	Fluor Corp.	1,708,760
25,429	Granite Construction, Inc.	895,609
67,304	Insituform Technologies, Inc., Class A *	1,262,623
44,683	Jacobs Engineering Group, Inc. *	1,727,892
48,322	Layne Christensen Co. *	762,521
		10,075,357
	Environmental Control—3.3%
54,447	Tetra Tech, Inc. *	1,264,804

	Forest Products & Paper—2.4%
22,766	Deltic Timber Corp.	900,851

	Home Builders—5.2%
4,601	NVR, Inc. *	1,960,440

	Machinery - Construction & Mining—4.0%
48,795	Caterpillar, Inc.	1,505,326

	Machinery - Diversified—2.0%
92,305	Tecumseh Products Co., Class A *	756,901

	Metal Fabricate/Hardware—4.5%
34,238	LB Foster Co., Class A *	903,540
19,727	Valmont Industries, Inc.	800,522
		1,704,062
	Retail—12.1%
86,558	Home Depot (The), Inc.	1,863,594

96,819	Lowe’s Cos., Inc.	1,768,883
28,427	Tractor Supply Co. *	958,274
		4,590,751
	Telecommunications—4.8%
170,207	MasTec, Inc. *	1,809,300

	Textiles—5.5%
65,064	Mohawk Industries, Inc. *	2,089,205

	Total Common Stocks
	(Cost $46,973,063)	37,801,102

	Money Market Fund—0.2%
56,143	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $56,143)	56,143

	Total Investments
	(Cost $47,029,206)(a)—100.1%	37,857,245
	Liabilities in excess of other assets—(0.1%)	(28,504)

	Net Assets—100.0%	$37,828,741

*	Non-income producing security

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $47,084,515. The net unrealized depreciation was $9,227,270 which consisted of aggregate gross unrealized appreciation of $84,072 and aggregate gross unrealized depreciation of $9,311,342.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Gas - Distribution—2.6%
49,398	Energen Corp.	$1,442,916

	Oil Companies - Exploration & Production—61.1%
67,949	Anadarko Petroleum Corp.	2,496,446
33,131	Clayton Williams Energy, Inc. *	1,318,614
36,286	Comstock Resources, Inc. *	1,383,585
28,958	Contango Oil & Gas Co. *	1,291,527
159,644	Denbury Resources, Inc. *	1,954,043
38,559	Devon Energy Corp.	2,375,234
57,542	Encore Acquisition Co. *	1,563,992
32,807	EOG Resources, Inc.	2,223,330
42,179	Goodrich Petroleum Corp. *	1,218,973
307,358	Gulfport Energy Corp. *	1,177,181
135,237	McMoRan Exploration Co. *	904,736
67,379	Newfield Exploration Co. *	1,293,003
29,100	Noble Energy, Inc.	1,423,863
51,520	Occidental Petroleum Corp.	2,810,416
79,240	Petroleum Development Corp. *	1,366,890
47,264	Questar Corp.	1,606,031
75,654	St. Mary Land & Exploration Co.	1,463,905
71,195	Swift Energy Co. *	1,090,707
241,495	Vaalco Energy, Inc. *	1,813,627
108,673	W&T Offshore, Inc.	1,366,020
39,725	Whiting Petroleum Corp. *	1,152,025
		33,294,148
	Oil Companies - Integrated—18.1%
35,302	Chevron Corp.	2,489,497
276,623	Delek US Holdings, Inc.	1,922,530
34,801	Exxon Mobil Corp.	2,661,580
63,319	Murphy Oil Corp.	2,797,433
		9,871,040
	Oil Refining & Marketing—18.5%
127,421	Frontier Oil Corp.	1,819,572
38,286	Sunoco, Inc.	1,773,408
165,554	Tesoro Corp.	2,852,495
152,006	Valero Energy Corp.	3,666,385
		10,111,860
	Total Investments
	(Cost $72,491,420)(a)—100.3%	54,719,964
	Liabilities in excess of other assets—(0.3%)	(187,971)

	Net Assets—100.0%	$54,531,993

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $72,597,627. The net unrealized depreciation was $17,877,663 which consisted of aggregate gross unrealized appreciation of $4,463,966 and aggregate gross unrealized depreciation of $22,341,629.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Agricultural Operations—4.9%
145,656	Archer-Daniels-Midland Co.	$3,988,061

	Beverages - Non-alcoholic—16.2%
236,960	Coca-Cola Enterprises, Inc.	2,661,061
73,119	Hansen Natural Corp. *	2,449,487
120,249	Pepsi Bottling Group (The), Inc.	2,319,603
129,791	PepsiAmericas, Inc.	2,093,529
70,336	PepsiCo, Inc.	3,532,977
		13,056,657
	Beverages - Wine/Spirits—2.8%
49,563	Brown-Forman Corp., Class B	2,250,656

	Brewery—2.4%
48,915	Molson Coors Brewing Co., Class B	1,969,807

	Food - Confectionery—2.8%
60,425	Hershey (The) Co.	2,252,644

	Food - Miscellaneous/Diversified—29.7%
147,478	ConAgra Foods, Inc.	2,521,874
79,390	Corn Products International, Inc.	1,837,878
63,132	General Mills, Inc.	3,734,258
73,143	J & J Snack Foods Corp.	2,553,422
91,827	Kellogg Co.	4,011,921
72,149	Lancaster Colony Corp.	2,626,945
73,070	McCormick & Co., Inc.	2,341,163
34,771	Ralcorp Holdings, Inc. *	2,059,139
236,960	Sara Lee Corp.	2,376,709
		24,063,309
	Food - Retail—9.3%
144,181	Kroger (The) Co.	3,244,072
99,784	Safeway, Inc.	2,138,371
68,795	Weis Markets, Inc.	2,140,212
		7,522,655
	Food - Wholesale/Distributors—9.4%
48,491	Nash Finch Co.	2,086,568
91,708	Spartan Stores, Inc.	1,703,935
170,066	Sysco Corp.	3,790,771
		7,581,274
	Retail - Restaurants—22.4%
102,663	Burger King Holdings, Inc.	2,284,252
302,124	CKE Restaurants, Inc.	2,507,629
124,302	Jack in the Box, Inc. *	2,807,982

67,881	McDonald’s Corp.	3,938,456
48,949	Panera Bread Co., Class A *	2,299,624
148,034	Yum! Brands, Inc.	4,236,733
		18,074,676
	Total Common Stocks (Cost $86,966,004)	80,759,739

	Money Market Fund—0.1%
61,263	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $61,263)	61,263

	Total Investments (Cost $87,027,267)(a)—100.0%	80,821,002
	Other assets less liabilities—0.0%	17,948

	Net Assets—100.0%	$80,838,950

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $87,086,632. The net unrealized depreciation was $6,265,630 which consisted of aggregate gross unrealized appreciation of $3,025,991 and aggregate gross unrealized depreciation of $9,291,621.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Computers—37.0%
1,406	Apple, Inc. *	$126,723
11,663	Dell, Inc. *	110,798
2,538	Diebold, Inc.	62,892
7,273	Electronics for Imaging, Inc. *	64,657
12,325	EMC Corp. *	136,068
3,693	Hewlett-Packard Co.	128,332
2,714	Lexmark International, Inc., Class A *	64,267
4,682	NCR Corp. *	58,759
3,235	Synaptics, Inc. *	76,249
5,825	Western Digital Corp. *	85,511
		914,256
	Electronics—23.3%
6,918	Agilent Technologies, Inc. *	125,077
937	American Science & Engineering, Inc.	73,086
5,604	Benchmark Electronics, Inc. *	65,791
7,627	Garmin Ltd.	133,701
6,807	Multi-Fineline Electronix, Inc. *	126,134
3,490	Trimble Navigation Ltd. *	51,722
		575,511
	Home Furnishings—4.1%
14,156	TiVo, Inc. *	101,782

	Internet—4.0%
3,778	Avocent Corp. *	54,214
6,807	VASCO Data Security International, Inc. *	46,151
		100,365
	Machinery - Diversified—5.0%
5,351	Intermec, Inc. *	66,460
3,358	Zebra Technologies Corp., Class A *	56,515
		122,975
	Miscellaneous Manufacturing—1.7%
9,387	Eastman Kodak Co.	42,523

	Office/Business Equipment—9.8%
5,272	Pitney Bowes, Inc.	117,355
18,638	Xerox Corp.	123,756
		241,111

	Semiconductors—5.4%
9,966	Emulex Corp. *	56,906
6,691	QLogic Corp. *	75,742
		132,648
	Telecommunications—9.8%
25,288	Adaptec, Inc. *	70,553
11,574	Ixia *	61,574
5,591	Plantronics, Inc.	56,749
3,774	Polycom, Inc. *	53,025
		241,901
	Total Common Stocks (Cost $4,118,104)	2,473,072

	Money Market Fund—0.7%
17,957	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,957)	17,957

	Total Investments (Cost $4,136,061)(a)—100.8%	2,491,029
	Liabilities in excess of other assets—(0.8%)	(21,115)

	Net Assets—100.0%	$2,469,914

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $4,155,454. The net unrealized depreciation was $1,664,425 which consisted of aggregate gross unrealized appreciation of $27,254 and aggregate gross unrealized depreciation of $1,691,679.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense - Equipment—4.6%
15,806	United Technologies Corp.	$758,530

	Computer Services—5.6%
10,344	Affiliated Computer Services, Inc., Class A *	474,376
33,527	Perot Systems Corp., Class A *	435,516
		909,892
	Dialysis Centers—2.4%
8,326	DaVita, Inc. *	391,322

	Distribution/Wholesale—2.5%
10,075	Owens & Minor, Inc.	400,683

	Diversified Operations/Commercial—2.5%
10,266	Chemed Corp.	411,975

	Health Care Cost Containment—5.9%
21,955	McKesson Corp.	970,411

	Human Resources—4.5%
46,907	AMN Healthcare Services, Inc. *	318,968
12,336	Emergency Medical Services Corp., Class A *	413,502
		732,470
	Industrial Gases—4.9%
16,061	Air Products & Chemicals, Inc.	807,868

	Life/Health Insurance—2.4%
28,081	Unum Group	397,627

	Medical Labs & Testing Services—5.0%
16,472	Quest Diagnostics, Inc.	812,893

	Medical Products—12.2%
14,501	Baxter International, Inc.	850,483
13,095	Johnson & Johnson	755,451
10,367	Varian Medical Systems, Inc. *	384,927
		1,990,861
	Medical - Generic Drugs—2.9%
17,617	Watson Pharmaceuticals, Inc. *	480,592

	Medical - HMO—21.7%
17,036	AMERIGROUP Corp. *	476,497
28,677	Healthspring, Inc. *	499,553
13,841	Humana, Inc. *	524,989
12,737	Magellan Health Services, Inc. *	461,334
46,698	WellCare Health Plans, Inc. *	690,196

21,547	WellPoint, Inc. *	893,123
		3,545,692
	Medical - Nursing Homes—2.9%
28,619	Ensign Group (The), Inc.	471,069

	Medical - Outpatient/Home Medical Care—5.1%
16,584	Gentiva Health Services, Inc. *	419,244
17,485	Lincare Holdings, Inc. *	420,514
		839,758
	Medical - Wholesale Drug Distribution—3.0%
13,346	AmerisourceBergen Corp.	484,727

	MRI/Medical Diagnostic Imaging—2.9%
53,505	Alliance Imaging, Inc. *	474,054

	Multi-Line Insurance—2.1%
20,420	American Financial Group, Inc.	346,732

	Pharmacy Services—4.4%
13,338	Express Scripts, Inc. *	717,051

	Physical Therapy/Rehabilitation Centers—2.5%
28,756	RehabCare Group, Inc. *	401,146

	Total Common Stocks (Cost $19,137,049)	16,345,353

	Money Market Fund—0.2%
38,820	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,820)	38,820

	Total Investments (Cost $19,175,869)(a)—100.2%	16,384,173
	Liabilities in excess of other assets—(0.2%)	(36,054)

	Net Assets—100.0%	$16,348,119

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $19,221,546. The net unrealized depreciation was $2,837,373 which consisted of aggregate gross unrealized appreciation of $595,294 and aggregate gross unrealized depreciation of $3,432,667.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Powershares Dynamic Insurance Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Insurance Brokers—10.3%
38,950	Aon Corp.	$1,443,097
38,805	Arthur J. Gallagher & Co.	914,634
48,361	Brown & Brown, Inc.	925,146
		3,282,877
	Life/Health Insurance—12.9%
38,109	Aflac, Inc.	884,510
28,891	StanCorp Financial Group, Inc.	745,966
26,622	Torchmark Corp.	798,660
118,414	Unum Group	1,676,742
		4,105,878
	Multi-line Insurance—26.5%
33,769	ACE Ltd.	1,474,355
46,969	American Financial Group, Inc.	797,534
44,209	Assurant, Inc.	1,167,118
32,912	Cincinnati Financial Corp.	721,760
41,285	HCC Insurance Holdings, Inc.	966,482
64,416	Loews Corp.	1,571,750
61,350	MetLife, Inc.	1,762,585
		8,461,584
	Property/Casualty Insurance—47.1%
25,097	American Physicians Capital, Inc.	1,067,124
59,408	Amerisafe, Inc. *	1,112,712
107,651	Amtrust Financial Services, Inc.	883,815
14,197	Arch Capital Group Ltd. *	853,950
34,355	Chubb (The) Corp.	1,462,836
79,471	CNA Surety Corp. *	1,315,245
59,078	Employers Holdings, Inc.	799,916
20,767	FPIC Insurance Group, Inc. *	808,459
25,541	Harleysville Group, Inc.	726,386
20,972	Infinity Property & Casualty Corp.	805,325
17,726	Navigators Group, Inc. *	910,053
17,629	ProAssurance Corp. *	833,147
16,501	RLI Corp.	932,141
27,433	Safety Insurance Group, Inc.	960,704
40,420	Travelers (The) Cos., Inc.	1,561,828
		15,033,641
	Reinsurance—3.1%
21,390	Odyssey Re Holdings Corp.	1,006,399

	Total Common Stocks (Cost $39,226,724)	31,890,379

	Money Market Fund—0.2%
58,150	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $58,150)	58,150

	Total Investments (Cost $39,284,874)(a)—100.1%	31,948,529
	Liabilities in excess of other assets—(0.1%)	(34,098)

	Net Assets—100.0%	$31,914,431

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $39,292,203. The net unrealized depreciation was $7,343,674 which consisted of aggregate gross unrealized appreciation of $573,890 and aggregate gross unrealized depreciation of $7,917,564.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Commercial Services—3.8%
54,703	Ticketmaster Entertainment, Inc.*	$325,483

	Entertainment—19.5%
11,817	Bally Technologies, Inc.*	238,585
6,225	Churchill Downs, Inc.	214,825
28,987	Cinemark Holdings, Inc.	229,287
9,449	DreamWorks Animation SKG, Inc., Class A *	207,406
37,361	International Game Technology	396,027
8,411	International Speedway Corp., Class A	195,808
10,296	Penn National Gaming, Inc.*	192,020
		1,673,958
	Internet—2.5%
3,164	Priceline.com, Inc.*	212,273

	Leisure Time—8.7%
19,055	Carnival Corp.	346,610
41,182	Interval Leisure Group, Inc.*	206,322
8,855	WMS Industries, Inc.*	196,758
		749,690
	Lodging—10.5%
8,692	Choice Hotels International, Inc.	228,773
23,833	Marriott International, Inc., Class A	388,716
45,661	Wyndham Worldwide Corp.	279,902
		897,391
	Media—11.5%
33,712	Liberty Media Corp. - Entertainment, Class A*	618,615
17,768	Walt Disney (The) Co.	367,442
		986,057
	Retail—41.0%
13,015	Bob Evans Farms, Inc.	228,543
32,872	Brinker International, Inc.	360,606
10,147	Burger King Holdings, Inc.	225,771
29,981	Cheesecake Factory (The), Inc. *	260,235
30,315	CKE Restaurants, Inc.	251,615
12,472	Jack in the Box, Inc.*	281,742
6,811	McDonald’s Corp.	395,174
11,653	P.F. Chang’s China Bistro, Inc.*	206,608
4,912	Panera Bread Co., Class A*	230,766
12,317	Papa John’s International, Inc.*	234,146
44,810	Starbucks Corp.*	423,006
14,853	Yum! Brands, Inc.	425,093
		3,523,305

	Toys/Games/Hobbies—2.4%
7,411	Marvel Entertainment, Inc.*	203,877

	Total Common Stocks (Cost $11,854,325)	8,572,034

	Money Market Fund—0.3%
29,889	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $29,889)	29,889

	Total Investments (Cost $11,884,214)(a)—100.2%	8,601,923
	Liabilities in excess of other assets—(0.2%)	(19,867)

	Net Assets—100.0%	$8,582,056

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $11,939,113. The net unrealized depreciation was $3,337,190 which consisted of aggregate gross unrealized appreciation of $357,196 and aggregate gross unrealized depreciation of $3,694,386.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Advertising Agencies—6.6%
62,614	Interpublic Group of Cos., Inc.*	$208,505
16,596	Omnicom Group, Inc.	429,670
		638,175
	Advertising Services—2.4%
45,895	Marchex, Inc., Class B	229,934

	Broadcast Services/Program—1.8%
11,432	Fisher Communications, Inc.	174,338

	Cable TV—24.9%
17,468	Cablevision Systems Corp., Class A	280,012
27,076	Comcast Corp., Class A	396,663
21,331	DIRECTV Group (The), Inc.*	467,149
23,113	DISH Network Corp., Class A*	296,771
101,222	Mediacom Communications Corp., Class A*	546,598
23,128	Time Warner Cable, Inc., Class A*	430,875
		2,418,068
	Commercial Services—2.4%
7,851	CoStar Group, Inc.*	232,547

	Commercial Services - Finance—3.2%
9,322	Bankrate, Inc.*	310,982

	Computer Services—3.2%
7,056	IHS, Inc., Class A*	309,053

	Direct Marketing—2.8%
42,895	Harte-Hanks, Inc.	270,239

	E-Marketing/Information—2.7%
41,505	ValueClick, Inc.*	259,406

	Human Resources—2.1%
22,328	Monster Worldwide, Inc.*	205,641

	Internet Content - Information/Network—6.4%
27,330	Hlth Corp.*	311,015
13,352	WebMD Health Corp., Class A*	312,971
		623,986
	Motion Pictures & Services—2.5%
11,086	DreamWorks Animation SKG, Inc., Class A*	243,338

	Multimedia—18.5%
21,575	Liberty Media Corp.- Entertainment, Class A*	395,901
10,243	McGraw-Hill (The) Cos., Inc.	225,244
15,867	Meredith Corp.	253,396
51,877	Time Warner, Inc.	484,012
20,848	Walt Disney (The) Co.	431,137
		1,789,690
	Publishing - Newspapers—2.6%
647	Washington Post (The) Co., Class B	252,692

	Publishing - Books—2.6%
7,121	John Wiley & Sons, Inc., Class A	252,297

	Radio—2.3%
44,153	Cox Radio, Inc., Class A*	222,973

	Toys—2.5%
8,695	Marvel Entertainment, Inc.*	239,199

	Web Portals/ISP—10.5%
1,603	Google, Inc., Class A*	542,663
40,790	Yahoo! Inc.*	478,467
		1,021,130
	Total Common Stocks (Cost $13,835,389)	9,693,688

	Money Market Fund—1.6%
157,096	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $157,096)	157,096

	Total Investments (Cost $13,992,485)(a)—101.6%	9,850,784
	Liabilities in excess of other assets—(1.6%)	(154,696)

	Net Assets—100.0%	$9,696,088

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $14,122,027 unrealized depreciation was $4,271,243 which consisted of aggregate gross unrealized appreciation of $418,068 and aggregate gross unrealized depreciation $4,689,311.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Computers—8.2%
44,696	Brocade Communications Systems, Inc.*	$170,292
18,103	Netscout Systems, Inc.*	257,424
		427,716
	Internet—11.4%
10,597	F5 Networks, Inc.*	234,935
8,700	McAfee, Inc.*	265,264
8,901	Websense, Inc.*	99,691
		599,890
	Semiconductors—25.5%
38,898	Applied Micro Circuits Corp.*	155,592
17,234	Broadcom Corp., Class A*	273,159
20,185	Emulex Corp.*	115,256
21,353	Exar Corp.*	144,560
7,721	Netlogic Microsystems, Inc.*	163,762
35,891	PMC - Sierra, Inc.*	174,789
13,552	QLogic Corp.*	153,409
6,866	Silicon Laboratories, Inc.*	158,124
		1,338,651
	Software—9.4%
9,897	Citrix Systems, Inc.*	208,233
13,636	VMware, Inc., Class A*	282,265
		490,498
	Telecommunications—45.5%
71,603	3Com Corp.*	166,835
36,903	Acme Packet, Inc.*	162,373
20,242	ADC Telecommunications, Inc.*	102,627
10,135	ADTRAN, Inc.	153,545
20,017	Arris Group, Inc.*	142,521
9,858	Atheros Communications, Inc.*	118,395
19,449	Ciena Corp.*	121,362
15,953	Cisco Systems, Inc.*	238,816
3,034	Comtech Telecommunications Corp.*	117,719
5,945	Ems Technologies, Inc*	142,680
27,946	Harmonic, Inc.*	143,922
15,182	Juniper Networks, Inc.*	214,977
7,860	QUALCOMM, Inc.	271,563
11,749	Tekelec*	145,923
34,514	Tellabs, Inc.*	142,543
		2,385,801

	Total Common Stocks (Cost $8,495,225)	5,242,556

	Money Market Fund—0.4%
19,017	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,017)	19,017

	Total Investments (Cost $8,514,242)(a)— 100.4%	5,261,573
	Liabilities in excess of other assets—(0.4%)	(23,186)

	Net Assets—100.0%	$5,238,387

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $8,523,997. The net unrealized depreciation was $3,262,424 which consisted of aggregate gross unrealized appreciation of $52,090 and aggregate gross unrealized depreciation of $3,314,514.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Oil Field Machinery & Equipment—22.9%
189,786	Cameron International Corp.*	$4,395,444
488,947	Complete Production Services, Inc.*	3,134,150
239,646	Dresser-Rand Group, Inc.*	4,668,304
203,480	Dril-Quip, Inc.*	4,985,260
145,777	FMC Technologies, Inc.*	4,313,541
81,211	Lufkin Industries, Inc.	2,838,324
259,510	National Oilwell Varco, Inc.*	6,861,445
		31,196,468
	Oil & Gas Drilling—28.8%
99,478	Diamond Offshore Drilling, Inc.	6,243,239
226,521	ENSCO International, Inc.	6,197,615
157,905	Helmerich & Payne, Inc.	3,546,546
274,040	Noble Corp.	7,440,186
320,616	Patterson-UTI Energy, Inc.	3,065,089
545,570	Pioneer Drilling Co.*	2,711,483
247,037	Pride International, Inc.*	3,982,236
109,771	Transocean Ltd.*	5,995,692
		39,182,086
	Oil - Field Services—39.9%
210,782	Baker Hughes, Inc.	7,023,256
348,823	Basic Energy Services, Inc.*	3,348,701
333,985	BJ Services Co.	3,673,835
417,132	Halliburton Co.	7,195,528
870,539	Newpark Resources, Inc.*	3,664,969
155,092	Oceaneering International, Inc.*	5,344,470
186,951	Oil States International, Inc.*	3,423,073
465,638	RPC, Inc.	3,464,347
144,690	Schlumberger Ltd.	5,904,799
60,555	SEACOR Holdings, Inc.*	3,938,497
237,655	Superior Energy Services, Inc.*	3,702,665
390,682	Superior Well Services, Inc.*	3,590,368
		54,274,508
	Transport - Marine—8.4%
141,501	Gulfmark Offshore, Inc.*	3,387,534
108,054	Overseas Shipholding Group, Inc.	3,857,528
101,430	Tidewater, Inc.	4,220,502
		11,465,564

	Total Common Stocks (Cost $237,323,818)	136,118,626

	Money Market Fund—0.1%
93,962	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $93,962)	93,962

	Total Investments (Cost $237,417,780)(a)—100.1%	136,212,588
	Liabilities in excess of other assets—(0.1%)	(153,845)

	Net Assets—100.0%	$136,058,743

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $238,231,136. The net unrealized depreciation was $102,018,548 which consisted of aggregate gross unrealized appreciation of $5,317,161 and aggregate gross unrealized depreciation of $107,335,709.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2009 (Unaudited)

Numbers
of Shares		Value

	Common Stocks—100.0%
	Consumer Products - Miscellaneous—2.2%
469,006	Prestige Brands Holdings, Inc. *	$2,978,188

	Cosmetics & Toiletries—2.5%
50,539	Chattem, Inc. *	3,416,436

	Medical Products—4.8%
114,783	Johnson & Johnson	6,621,831

	Medical - Biomedical/Genetics—21.6%
121,066	Amgen, Inc. *	6,640,470
86,685	Biogen Idec, Inc. *	4,217,225
70,396	Celgene Corp. *	3,727,468
57,289	Genzyme Corp. *	3,948,358
150,123	Gilead Sciences, Inc. *	7,621,745
284,532	Medicines (The) Co. *	3,642,010
		29,797,276
	Medical - Drugs—56.0%
128,346	Abbott Laboratories	7,115,502
97,337	Allergan, Inc.	3,710,486
324,830	Bristol-Myers Squibb Co.	6,954,610
49,913	Cephalon, Inc. *	3,852,285
107,397	Eli Lilly & Co.	3,954,358
166,787	Endo Pharmaceuticals Holdings, Inc. *	3,747,704
151,680	Forest Laboratories, Inc. *	3,798,067
381,647	King Pharmaceuticals, Inc. *	3,335,595
299,889	Medicis Pharmaceutical Corp., Class A	4,177,454
251,645	Merck & Co., Inc.	7,184,465
409,250	Pfizer, Inc.	5,966,865
218,182	Schering-Plough Corp.	3,831,276
311,873	Sepracor, Inc. *	4,740,470
188,277	Valeant Pharmaceuticals International *	4,085,611
617,446	Vivus, Inc. *	3,031,660
186,726	Wyeth	8,023,617
		77,510,025
	Medical - Generic Drugs—8.1%
314,548	Par Pharmaceutical Cos., Inc. *	3,872,086
106,587	Perrigo Co.	3,128,328
154,425	Watson Pharmaceuticals, Inc. *	4,212,714
		11,213,128

	Therapeutics—4.8%
428,962	Questcor Pharmaceuticals, Inc. *	2,766,805
276,803	Warner Chilcott Ltd., Class A *	3,806,041
		6,572,846

	Total Investments (Cost $166,844,093)(a) —100.0%	138,109,730
	Other assets less liabilities—0.0%	54,419

	Net Assets—100.0%	$138,164,149

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $167,279,614. The net unrealized depreciation was $29,169,884 which consisted of aggregate gross unrealized appreciation of $1,097,237 and aggregate gross unrealized depreciation of $30,267,121.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Distribution/Wholesale—4.3%
36,876	Genuine Parts Co.	$1,180,770

	E - Commerce/Products—3.0%
75,072	Overstock.com, Inc. *	824,291

	E - Commerce/Services—9.2%
109,952	eBay, Inc. *	1,321,623
34,272	Netflix, Inc. *	1,238,590
		2,560,213
	Food - Retail—4.2%
52,198	Kroger (The) Co.	1,174,455

	Rental Auto/Equipment—4.9%
29,798	Aaron Rents, Inc.	651,384
47,980	Rent-A-Center, Inc. *	712,503
		1,363,887
	Retail - Apparel/Shoe—32.9%
127,424	Bebe Stores, Inc.	719,946
56,404	Cato (The) Corp., Class A	746,225
33,578	Children’s Place Retail Stores (The), Inc. *	631,602
100,573	Dress Barn, Inc. *	866,939
117,004	Foot Locker, Inc.	861,149
110,879	Gap (The), Inc.	1,250,714
31,305	Gymboree (The) Corp. *	766,973
95,800	Hot Topic, Inc. *	818,132
74,005	Men’s Wearhouse (The), Inc.	862,158
29,721	Ross Stores, Inc.	874,392
280,231	Wet Seal (The), Inc., Class A *	731,403
		9,129,633
	Retail - Automobile—2.9%
89,681	Rush Enterprises, Inc., Class A *	816,097

	Retail - Automobile Parts—6.3%
13,222	AutoZone, Inc. *	1,757,072

	Retail - Building Products—4.8%
62,473	Home Depot (The), Inc.	1,345,044

	Retail - Consumer Electronics—3.3%
79,948	RadioShack Corp.	916,204

	Retail - Discount—12.3%
22,004	BJ’s Wholesale Club, Inc. *	631,075
18,596	Dollar Tree, Inc. *	794,235
28,349	Family Dollar Stores, Inc.	787,252

25,830	Wal-Mart Stores, Inc.	1,217,109
		3,429,671
	Retail - Gardening Products—2.5%
20,522	Tractor Supply Co. *	691,797

	Retail - Major Department Stores—4.4%
63,270	TJX Cos., Inc.	1,228,703

	Retail - Pet Food & Supplies—2.3%
43,922	PetMed Express, Inc. *	634,234

	Transport - Services—2.7%
21,927	Ryder System, Inc.	740,694

	Total Common Stocks (Cost $29,596,828)	27,792,765

	Money Market Fund—0.5%
130,620	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $130,620)	130,620

	Total Investments (Cost $29,727,448)(a)—100.5%	27,923,385
	Liabilities in excess of other assets—(0.5%)	(125,600)

	Net Assets—100.0%	$27,797,785

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $29,799,132. The net unrealized depreciation was $1,875,747 which consisted of aggregate gross unrealized appreciation of $ 452,612 and aggregate gross unrealized depreciation of $ 2,328,359.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Computer - Memory Devices—1.8%
235,561	Silicon Storage Technology Inc.*	$482,900

	Electronic Components - Semiconductors—59.9%
88,956	Altera Corp.	1,368,144
324,431	Amkor Technology, Inc.*	752,680
192,905	Applied Micro Circuits Corp.*	771,620
85,469	Broadcom Corp., Class A*	1,354,684
178,884	Fairchild Semiconductor International, Inc.*	813,922
94,822	Intel Corp.	1,223,204
78,780	Intersil Corp., Class A	733,442
266,324	LSI Corp.*	846,910
87,119	MEMC Electronic Materials, Inc.*	1,184,818
64,887	National Semiconductor Corp.	657,954
177,992	PMC - Sierra, Inc.*	866,821
188,822	Silicon Image, Inc.*	692,977
34,053	Silicon Laboratories, Inc.*	784,241
132,420	Skyworks Solutions, Inc.*	572,054
34,233	Supertex, Inc.*	776,747
84,043	Texas Instruments, Inc.	1,256,443
79,984	Xilinx, Inc.	1,347,730
		16,004,391
	Power Conversion/Supply Equipment—3.1%
91,741	Advanced Energy Industries, Inc.*	823,834

	Semiconductor Components - Integrated Circuits—24.0%
76,523	Analog Devices, Inc.	1,528,930
254,910	Atmel Corp.*	851,399
169,134	Cirrus Logic, Inc.*	476,958
24,427	Hittite Microwave Corp.*	625,820
138,056	Integrated Device Technology, Inc.*	792,441
105,783	Maxim Integrated Products, Inc.	1,399,509
96,452	Micrel, Inc.	733,035
		6,408,092
	Semiconductor Equipment—8.0%
59,878	ATMI, Inc.*	808,951
49,878	MKS Instruments, Inc.*	700,786
56,873	Ultratech, Inc.*	636,978
		2,146,715
	Wireless Equipment—3.3%
26,914	InterDigital, Inc.*	870,130

	Total Common Stocks (Cost $43,172,722)	26,736,062

	Money Market Fund—0.1%
28,468	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,468)	28,468

	Total Investments (Cost $43,201,190)(a)—100.2%	26,764,530
	Liabilities in excess of other assets—(0.2%)	(45,427)

	Net Assets—100.0%	$26,719,103

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $43,572,988. The net unrealized depreciation was $16,808,458 which consisted of aggregate gross unrealized appreciation of $391,520 and aggregate gross unrealized depreciation of $17,199,978.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Applications Software—18.8%
60,582	Intuit, Inc.*	$1,372,182
66,395	Microsoft Corp.	1,135,355
34,411	Progress Software Corp.*	587,052
54,852	Quest Software, Inc.*	684,004
79,165	Red Hat, Inc.*	1,159,767
		4,938,360
	Computer Aided Design—4.6%
25,374	Ansys, Inc.*	630,798
63,346	Parametric Technology Corp.*	570,114
		1,200,912
	Computers - Integrated System—2.7%
54,525	Teradata Corp.*	715,913

	Data Processing/Management—8.1%
43,484	CSG Systems International, Inc.*	630,518
51,786	Fair Isaac Corp.	657,682
61,796	Pegasystems, Inc.	838,572
		2,126,772
	Decision Support Software—5.6%
29,961	SPSS, Inc.*	769,398
87,802	Wind River Systems, Inc.*	699,782
		1,469,180
	Electronic Design Automation—3.2%
45,682	Synopsys, Inc.*	845,117

	Electronic Forms—4.2%
57,967	Adobe Systems, Inc.*	1,119,343

	Enterprise Software/Services—26.2%
53,787	BMC Software, Inc.*	1,362,425
79,721	CA, Inc.	1,434,181
52,758	Informatica Corp.*	673,192
55,560	JDA Software Group, Inc.*	622,272
160,940	Novell, Inc.*	595,478
83,437	Oracle Corp.*	1,404,245
29,720	Sybase, Inc.*	811,653
		6,903,446

	Entertainment Software—1.6%
60,269	Take-Two Interactive Software, Inc.*	423,088

	E-Services/Consulting—1.9%
45,287	Websense, Inc.*	507,214

	Internet Application Software—5.9%
56,286	Interwoven, Inc.*	887,630
97,897	S1 Corp.*	652,973
		1,540,603
	Internet Infrastructure Software—3.1%
151,297	TIBCO Software, Inc.*	809,439

	Internet Security—11.6%
44,263	McAfee, Inc.*	1,349,579
111,597	Symantec Corp.*	1,710,782
		3,060,361
	Medical Information Systems—2.6%
20,353	Cerner Corp.*	686,303

	Total Common Stocks (Cost $33,017,495)	26,346,051

	Money Market Fund—0.1%
20,529	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,529)	20,529

	Total Investments (Cost $33,038,024)(a)—100.2%	26,366,580
	Liabilities in excess of other assets—(0.2%)	(45,025)

	Net Assets—100.0%	$26,321,555

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investment for Federal income tax purposes was $33,102,363. The net unrealized depreciation was $6,735,783 which consisted of aggregate gross unrealized appreciation of $640,980 and aggregate gross unrealized depreciation of $7,376,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.3%
	Agricultural Chemicals—0.6%
489	Mosaic (The) Co.	$17,443

	Chemicals - Diversified—37.9%
1,625	Celanese Corp., Series A	17,306
24,676	Dow Chemical (The) Co.	285,995
16,460	E.I. du Pont de Nemours & Co.	377,921
664	FMC Corp.	29,628
5,101	Huntsman Corp.	13,569
2,088	Olin Corp.	29,336
3,615	PPG Industries, Inc.	135,852
1,223	Rockwood Holdings, Inc. *	9,185
2,454	Rohm & Haas Co.	135,436
652	Westlake Chemical Corp.	8,913
		1,043,141
	Chemicals - Specialty—11.0%
662	Albemarle Corp.	14,730
3,619	Ashland, Inc.	29,024
1,677	Cabot Corp.	22,405
6,391	Chemtura Corp.	4,793
728	Cytec Industries, Inc.	14,880
1,733	Eastman Chemical Co.	44,971
1,924	Ecolab, Inc.	65,340
1,091	International Flavors & Fragrances, Inc.	31,224
1,122	Lubrizol (The) Corp.	38,283
867	Sigma-Aldrich Corp.	31,281
347	Valhi, Inc.	5,153
		302,084
	Coal—3.2%
789	Arch Coal, Inc.	11,985
725	CONSOL Energy, Inc.	19,764
727	Foundation Coal Holdings, Inc.	11,792
850	Massey Energy Co.	12,903
1,319	Peabody Energy Corp.	32,974
		89,418
	Coatings/Paint—2.8%
3,029	RPM International, Inc.	37,287
2,281	Valspar (The) Corp.	39,575
		76,862
	Gold Mining—5.5%
3,828	Newmont Mining Corp.	152,278

	Industrial Gases—11.1%
2,568	Air Products & Chemicals, Inc.	$129,170
646	Airgas, Inc.	22,810
2,484	Praxair, Inc.	154,655
		306,635
	Metal - Aluminum—4.1%
14,357	Alcoa, Inc.	111,841

	Metal - Copper—2.7%
1,806	Freeport-McMoRan Copper & Gold, Inc.	45,403
1,981	Southern Copper Corp.	27,615
		73,018
	Metal Processors & Fabricate—2.0%
2,354	Commercial Metals Co.	27,071
2,794	Worthington Industries, Inc.	28,108
		55,179
	Non-Ferrous Metals—1.0%
5,187	USEC, Inc. *	26,402

	Office Supplies & Forms—2.0%
2,241	Avery Dennison Corp.	54,299

	Paper & Related Products—5.7%
4,617	AbitibiBowater, Inc. *	3,509
380	Clearwater Paper Corp. *	4,298
11,149	Domtar Corp. *	16,612
14,377	International Paper Co.	131,118
		155,537
	Steel - Producers—9.2%
1,176	AK Steel Holding Corp.	9,490
453	Carpenter Technology Corp.	7,475
3,843	Nucor Corp.	156,756
907	Reliance Steel & Aluminum Co.	20,072
1,086	Steel Dynamics, Inc.	11,533
1,573	United States Steel Corp.	47,237
		252,563
	Steel - Specialty—0.5%
649	Allegheny Technologies, Inc.	14,336

	Total Common Stocks (Cost $7,372,813)	2,731,036

	Money Market Fund—1.1%
30,753	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,753)	30,753

Total Investments (Cost $7,403,566)(a)—100.4%	2,761,789
Liabilities in excess of other assets—(0.4%)	(11,553)

Net Assets—100.0%	$2,750,236

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $7,411,543. The net unrealized depreciation was $4,649,754 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $4,649,754.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.4%
	Agriculture—20.0%
8,349	Altria Group, Inc.	$138,092
2,086	Archer-Daniels-Midland Co.	57,115
427	Bunge Ltd.	18,335
413	Lorillard, Inc.	24,557
8,200	Philip Morris International, Inc.	304,631
702	Reynolds American, Inc.	26,802
131	Universal Corp.	4,006
		573,538
	Apparel—2.6%
415	Coach, Inc. *	6,059
734	Hanesbrands, Inc. *	6,599
910	Jones Apparel Group, Inc.	3,149
740	NIKE, Inc., Class B	33,485
709	Quiksilver, Inc. *	1,489
265	Timberland (The) Co., Class A *	2,912
363	VF Corp.	20,335
		74,028
	Auto Manufacturers—5.3%
54,632	Ford Motor Co. *	102,162
16,973	General Motors Corp.	51,089
		153,251
	Auto Parts & Equipment—2.2%
337	American Axle & Manufacturing Holdings, Inc.	367
1,306	ArvinMeritor, Inc.	2,286
394	Autoliv, Inc.	7,246
305	BorgWarner, Inc.	5,148
365	Cooper Tire & Rubber Co.	1,705
631	Exide Technologies *	2,291
1,289	Goodyear Tire & Rubber (The) Co. *	7,953
2,366	Johnson Controls, Inc.	29,598
1,087	Lear Corp. *	989
433	Tenneco, Inc. *	797
1,226	TRW Automotive Holdings Corp. *	3,788
152	WABCO Holdings, Inc.	2,272
		64,440
	Beverages—14.2%
352	Brown-Forman Corp., Class B	15,984
4,176	Coca-Cola (The) Co.	178,400
1,681	Coca-Cola Enterprises, Inc.	18,878
1,187	Constellation Brands, Inc., Class A *	17,235
512	Molson Coors Brewing Co., Class B	20,618
670	Pepsi Bottling Group (The), Inc.	12,924

380	PepsiAmericas, Inc.	6,129
2,731	PepsiCo, Inc.	137,178
		407,346
	Chemicals—1.0%
365	Monsanto Co.	27,762

	Cosmetics/Personal Care—16.6%
1,172	Alberto-Culver Co.	28,667
861	Avon Products, Inc.	17,607
807	Colgate-Palmolive Co.	52,487
493	Estee Lauder (The) Cos., Inc., Class A	12,941
6,687	Procter & Gamble (The) Co.	364,443
		476,145
	Distribution/Wholesale—0.9%
767	Genuine Parts Co.	24,559

	Electrical Components & Equipment—0.2%
131	Energizer Holdings, Inc. *	6,240

	Electronics—0.1%
112	Garmin Ltd.	1,963

	Food—21.5%
813	Campbell Soup Co.	24,691
331	Chiquita Brands International, Inc. *	4,627
2,622	ConAgra Foods, Inc.	44,836
228	Corn Products International, Inc.	5,278
621	Cosan Ltd., Class A (Brazil) *	2,000
1,606	Dean Foods Co. *	31,060
1,083	Del Monte Foods Co.	7,213
188	Fresh Del Monte Produce, Inc. *	4,531
1,207	General Mills, Inc.	71,394
1,091	H.J. Heinz Co.	39,822
705	Hershey (The) Co.	26,282
297	Hormel Foods Corp.	8,860
434	J.M. Smucker (The) Co.	19,595
765	Kellogg Co.	33,423
6,542	Kraft Foods, Inc., Class A	183,504
384	McCormick & Co., Inc.	12,303
5,141	Sara Lee Corp.	51,564
1	Seaboard Corp.	1,005
1,074	Smithfield Foods, Inc. *	12,748
3,911	Tyson Foods, Inc., Class A	34,612
		619,348
	Hand/Machine Tools—0.8%
240	Black & Decker (The) Corp.	6,938
192	Snap-On, Inc.	5,795
298	Stanley Works (The)	9,315
		22,048
	Home Builders—5.2%
1,730	Beazer Homes USA, Inc. *	1,782
219	Brookfield Homes Corp.	545
1,515	Centex Corp.	12,893
3,123	D.R. Horton, Inc.	18,613

1,965	Hovnanian Enterprises, Inc., Class A *	3,321
983	KB Home	10,489
1,675	Lennar Corp., Class A	12,881
262	M.D.C. Holdings, Inc.	8,028
679	Meritage Homes Corp. *	7,483
34	NVR, Inc. *	14,487
2,852	Pulte Homes, Inc.	28,947
449	Ryland Group, Inc.	7,004
4,387	Standard-Pacific Corp. *	6,186
162	Thor Industries, Inc.	1,714
864	Toll Brothers, Inc. *	14,705
		149,078
	Home Furnishings—0.7%
560	Furniture Brands International, Inc.	1,148
203	Harman International Industries, Inc.	3,266
444	Whirlpool Corp.	14,843
		19,257
	Household Products/Wares—3.9%
420	Clorox (The) Co.	21,063
323	Jarden Corp. *	3,369
1,447	Kimberly-Clark Corp.	74,477
272	Scotts Miracle-Gro (The) Co., Class A	8,764
170	Tupperware Brands Corp.	3,495
		111,168
	Housewares—0.4%
1,373	Newell Rubbermaid, Inc.	11,094

	Leisure Time—0.5%
984	Brunswick Corp.	2,736
779	Harley-Davidson, Inc.	9,487
139	Polaris Industries, Inc.	2,957
		15,180
	Machinery - Diversified—0.2%
451	Briggs & Stratton Corp.	6,670

	Miscellaneous Manufacturing—0.9%
2,474	Eastman Kodak Co.	11,207
1,139	Leggett & Platt, Inc.	14,226
		25,433
	Office Furnishings—0.2%
221	HNI Corp.	2,920
479	Steelcase, Inc., Class A	2,069
		4,989
	Pharmaceuticals—0.1%
182	NBTY, Inc. *	3,434

	Retail—0.1%
822	Liz Claiborne, Inc.	1,808

	Software—0.4%
634	Activision Blizzard, Inc. *	5,554
451	Electronic Arts, Inc. *	6,963
		12,517
	Textiles—0.4%
388	Mohawk Industries, Inc. *	12,459

	Toys/Games/Hobbies—1.0%
429	Hasbro, Inc.	10,352
1,281	Mattel, Inc.	18,177
		28,529
	Total Common Stocks
	(Cost $4,935,488)	2,852,284

	Money Market Fund—2.6%
76,035	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $76,035)	76,035

	Total Investments (Cost $5,011,523)(a) —102.0%	2,928,319
	Liabilities in excess of other assets—(2.0%)	(58,300)

	Net Assets—100.0%	$2,870,019

*	Non-income producing security.

(a)

At January, 31, 2009, the aggregate cost of investments for Federal income tax purposes was $5,035,894.  The net unrealized depreciation was $2,107,575, which consisted of aggregate gross unrealized appreciation of $326 and aggregate gross unrealized depreciation of $2,107,901.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks — 99.9%
	Advertising—1.0%
559	Clear Channel Outdoor Holdings, Inc., Class A *	$2,896
1,607	Interpublic Group of Cos., Inc. *	5,351
200	Lamar Advertising Co., Class A *	1,802
746	Omnicom Group, Inc.	19,314
		29,363
	Airlines—2.6%
273	Alaska Air Group, Inc. *	7,196
2,878	AMR Corp. *	17,096
923	Continental Airlines, Inc., Class B *	12,433
1,207	JetBlue Airways Corp. *	6,795
240	Skywest, Inc.	3,756
2,100	Southwest Airlines Co.	14,763
1,472	UAL Corp. *	13,896
418	US Airways Group, Inc. *	2,370
		78,305
	Apparel—0.2%
174	Polo Ralph Lauren Corp.	7,139

	Commercial Services—5.5%
151	Apollo Group, Inc., Class A *	12,300
2,042	Avis Budget Group, Inc. *	1,409
455	Career Education Corp. *	9,919
1,161	H&R Block, Inc.	24,068
3,438	Hertz Global Holdings, Inc. *	17,396
191	Hillenbrand, Inc.	3,532
605	Live Nation, Inc. *	3,164
1,712	McKesson Corp.	75,671
725	Rent-A-Center, Inc. *	10,766
638	Service Corp International	2,903
381	Ticketmaster Entertainment, Inc. *	2,267
507	TravelCenters of America LLC *	1,161
		164,556
	Distribution/Wholesale—0.1%
222	Core-Mark Holding Co., Inc. *	4,071

	Entertainment—0.7%
25	Ascent Media Corp., Class A *	652
365	International Game Technology	3,869
131	Penn National Gaming, Inc. *	2,443
1,253	Regal Entertainment Group, Class A	12,580
718	Warner Music Group Corp.	1,472
		21,016

	Food—8.1%
268	Great Atlantic & Pacific Tea Co., Inc. *	1,908
3,727	Kroger (The) Co.	83,857
162	Nash Finch Co.	6,971
156	Ruddick Corp.	3,752
2,242	Safeway, Inc.	48,046
1,726	SUPERVALU, Inc.	30,274
2,376	Sysco Corp.	52,961
71	Weis Markets, Inc.	2,209
431	Whole Foods Market, Inc.	4,418
406	Winn-Dixie Stores, Inc. *	5,578
		239,974
	Household Products/Wares—0.0%
257	American Greetings Corp., Class A	1,115

	Internet—1.4%
177	Amazon.com, Inc. *	10,411
1,068	eBay, Inc. *	12,837
960	Expedia, Inc. *	8,573
2,864	Liberty Media Corp. - Interactive, Class A *	8,993
		40,814
	Leisure Time—1.1%
1,546	Carnival Corp.	28,121
380	Interval Leisure Group, Inc. *	1,904
550	Royal Caribbean Cruises Ltd.	3,570
		33,595
	Lodging—0.9%
262	Boyd Gaming Corp.	1,260
94	Las Vegas Sands Corp. *	484
664	Marriott International, Inc., Class A	10,831
215	MGM MIRAGE *	1,720
487	Starwood Hotels & Resorts Worldwide, Inc.	7,363
873	Wyndham Worldwide Corp.	5,351
		27,009
	Media—19.6%
750	Belo Corp., Class A	1,073
1,219	Cablevision Systems Corp., Class A	19,541
3,548	CBS Corp., Class B	20,295
10,292	Charter Communications, Inc., Class A *	926
5,903	Comcast Corp., Class A	86,479
2,390	Comcast Corp., Special Class A	33,173
1,166	DIRECTV Group (The), Inc. *	25,535
251	Discovery Communications, Inc., Class A *	3,640
255	Discovery Communications, Inc., Class C *	3,667
773	DISH Network Corp., Class A *	9,925
78	E.W. Scripps Co., Class A	126
1,604	Gannett Co., Inc.	9,255
93	Hearst-Argyle Television, Inc.	366
538	Lee Enterprises, Inc.	167
449	Liberty Global, Inc., Series A *	6,542
454	Liberty Global, Inc., Series C *	6,501
1,090	Liberty Media Corp. - Entertainment, Class A *	20,002
203	Liberty Media Corp. Capital, Series A *	1,114

1,003	McClatchy Co., Class A	662
778	McGraw-Hill (The) Cos, Inc.	17,108
84	Meredith Corp.	1,341
688	New York Times (The) Co., Class A	3,419
6,376	News Corp., Class A	40,743
1,343	News Corp., Class B	9,723
156	Scholastic Corp.	1,700
233	Scripps Networks Interactive, Inc., Class A	5,003
720	Time Warner Cable, Inc., Class A *	13,414
13,973	Time Warner, Inc.	130,367
910	Viacom, Inc., Class B *	13,423
4,391	Walt Disney (The) Co.	90,806
7	Washington Post (The) Co., Class B	2,734
		578,770
	Pharmaceuticals—4.8%
1,528	AmerisourceBergen Corp.	55,497
1,828	Cardinal Health, Inc.	68,825
640	Omnicare, Inc.	17,894
		142,216
	Retail—53.8%
126	Abercrombie & Fitch Co., Class A	2,249
125	Advance Auto Parts, Inc.	4,091
272	American Eagle Outfitters, Inc.	2,451
267	AnnTaylor Stores Corp. *	1,314
550	Asbury Automotive Group, Inc.	1,969
1,917	AutoNation, Inc. *	17,790
109	AutoZone, Inc. *	14,485
225	Barnes & Noble, Inc.	3,695
703	Bed Bath & Beyond, Inc. *	16,331
1,335	Best Buy Co., Inc.	37,407
552	Big Lots, Inc. *	7,424
434	BJ’s Wholesale Club, Inc. *	12,447
4,182	Blockbuster, Inc., Class A *	5,353
871	Borders Group, Inc. *	383
486	Brinker International, Inc.	5,331
248	Burger King Holdings, Inc.	5,518
675	CarMax, Inc. *	5,582
216	Casey’s General Stores, Inc.	4,590
1,275	Charming Shoppes, Inc. *	1,377
587	Chico’s FAS, Inc. *	2,325
443	Collective Brands, Inc. *	4,727
1,439	Costco Wholesale Corp.	64,798
1,686	CVS Caremark Corp.	45,320
432	Darden Restaurants, Inc.	11,327
158	Dick’s Sporting Goods, Inc. *	1,740
1,009	Dillard’s, Inc., Class A	4,389
387	Dollar Tree, Inc. *	16,529
741	Family Dollar Stores, Inc.	20,578
1,176	Foot Locker, Inc.	8,655
211	GameStop Corp., Class A *	5,229
1,528	Gap (The), Inc.	17,236
313	Group 1 Automotive, Inc.	3,121
8,252	Home Depot (The), Inc.	177,665
380	HSN, Inc. *	1,805
955	J. C. Penney Co., Inc.	15,996
220	Jack in the Box, Inc. *	4,970
938	Kohl’s Corp. *	34,434
2,356	Limited Brands, Inc.	18,660

4,267	Lowe’s Cos., Inc.	77,957
2,480	Macy’s, Inc.	22,196
1,882	McDonald’s Corp.	109,193
476	Nordstrom, Inc.	6,040
2,791	Office Depot, Inc. *	6,029
856	OfficeMax, Inc.	4,717
510	O’Reilly Automotive, Inc. *	14,826
279	Pantry (The), Inc. *	4,640
399	Penske Automotive Group, Inc.	2,961
359	PetSmart, Inc.	6,738
619	RadioShack Corp.	7,094
227	Regis Corp.	2,554
357	Ross Stores, Inc.	10,503
1,458	Saks, Inc. *	3,674
605	Sears Holdings Corp. *	24,757
588	Sonic Automotive, Inc., Class A	1,194
1,620	Staples, Inc.	25,823
1,299	Starbucks Corp. *	12,263
281	Talbots (The), Inc.	570
2,134	Target Corp.	66,581
247	Tiffany & Co.	5,125
966	TJX Cos., Inc.	18,760
2,587	Walgreen Co.	70,909
9,487	Wal-Mart Stores, Inc.	447,026
1,859	Wendy’s/Arby’s Group, Inc., Class A	9,369
344	Williams-Sonoma, Inc.	2,724
669	Yum! Brands, Inc.	19,147
263	Zale Corp. *	326
		1,592,987
	Trucking & Leasing—0.1%
108	AMERCO, Inc. *	3,321

	Total Common Stocks (Cost $4,448,508)	2,964,251

	Money Market Fund—1.9%
56,664	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $56,664)	56,664

	Total Investments (Cost $4,505,172)(a)—101.8%	3,020,915
	Liabilities in excess of other assets—(1.8%)	(53,731)

	Net Assets—100.0%	$2,967,184

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $4,507,434. The net unrealized depreciation was $1,486,519 which consisted of aggregate gross unrealized appreciation of $8,274 and aggregate gross unrealized depreciation of $1,494,793.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Electric - Integrated—1.0%
3,850	OGE Energy Corp.	$95,018

	Oil - Field Services—8.3%
3,565	Baker Hughes, Inc.	118,786
4,854	BJ Services Co.	53,394
11,378	Halliburton Co.	196,271
1,492	Helix Energy Solutions Group, Inc. *	7,684
6,605	Schlumberger Ltd.	269,550
434	SEACOR Holdings, Inc. *	28,227
1,902	Smith International, Inc.	43,175
5,994	Weatherford International Ltd. *	66,114
		783,201
	Oil & Gas Drilling—4.0%
396	Diamond Offshore Drilling, Inc.	24,853
1,362	ENSCO International, Inc.	37,264
1,331	Helmerich & Payne, Inc.	29,894
4,944	Nabors Industries, Ltd. (Bermuda) *	54,137
1,705	Noble Corp.	46,291
2,694	Patterson-UTI Energy, Inc.	25,755
3,012	Pride International, Inc. *	48,553
1,335	Rowan Cos., Inc.	16,901
1,250	Transocean Ltd. *	68,275
889	Unit Corp. *	22,172
		374,095
	Oil Companies - Exploration & Production—22.8%
7,954	Anadarko Petroleum Corp.	292,230
4,034	Apache Corp.	302,550
7,381	Chesapeake Energy Corp.	116,694
1,350	Cimarex Energy Co.	33,534
1,442	Denbury Resources, Inc. *	17,650
5,568	Devon Energy Corp.	342,989
1,622	EOG Resources, Inc.	109,923
1,571	Forest Oil Corp. *	23,565
2,472	Newfield Exploration Co. *	47,438
1,643	Noble Energy, Inc.	80,392
8,220	Occidental Petroleum Corp.	448,400
3,223	PetroHawk Energy Corp. *	63,525
2,113	Pioneer Natural Resources Co.	30,934
943	Plains Exploration & Production Co. *	19,916
1,484	Southwestern Energy Co. *	46,969
994	Stone Energy Corp. *	8,529
672	Whiting Petroleum Corp. *	19,488
3,854	XTO Energy, Inc.	142,945
		2,147,671

	Oil Companies - Integrated—51.5%
19,683	Chevron Corp.	1,388,045
18,301	ConocoPhillips	869,847
24,784	Exxon Mobil Corp.	1,895,479
3,642	Hess Corp.	202,532
14,330	Marathon Oil Corp.	390,206
2,580	Murphy Oil Corp.	113,984
		4,860,093
	Oil Field Machinery & Equipment—1.6%
1,807	Cameron International Corp. *	41,850
1,046	FMC Technologies, Inc. *	30,951
3,041	National Oilwell Varco, Inc. *	80,404
		153,205
	Oil Refining & Marketing—7.9%
852	Alon USA Energy, Inc.	10,054
465	CVR Energy, Inc. *	2,376
1,170	Frontier Oil Corp.	16,708
5,311	Sunoco, Inc.	246,005
4,973	Tesoro Corp.	85,685
15,797	Valero Energy Corp.	381,023
		741,851
	Pipelines—2.6%
15,916	El Paso Corp.	130,193
8,365	Williams (The) Cos., Inc.	118,365
		248,558
	Transport - Marine—0.4%
957	Tidewater, Inc.	39,821

	Total Common Stocks (Cost $13,397,804)	9,443,513

	Money Market Fund—1.3%
120,326	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $120,326)	120,326

	Total Investments (Cost $13,518,130)(a)—101.4%	9,563,839
	Liabilities in excess of other assets—(1.4%)	(135,596)

	Net Assets—100.0%	$9,428,243

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $13,518,335. The net unrealized depreciation was $3,954,496 which consisted of aggregate gross unrealized appreciation of $13,462 and aggregate gross unrealized depreciation of $3,967,958.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

January 31, 2009 (Uunaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Commercial Banks - Central U.S.—1.3%
1,669	Associated Banc-Corp	$26,120
126	BOK Financial Corp.	4,700
2,995	Citizens Republic Bancorp, Inc. *	3,444
675	Commerce Bancshares, Inc.	23,591
461	Cullen/Frost Bankers, Inc.	20,178
1,364	FirstMerit Corp.	22,056
3,910	Marshall & Ilsley Corp.	22,326
1,841	TCF Financial Corp.	22,810
		145,225
	Commercial Banks - Eastern U.S.—0.8%
2,344	CapitalSource, Inc.	8,532
2,335	Fulton Financial Corp.	16,392
1,135	M&T Bank Corp.	44,163
1,513	Valley National Bancorp	19,699
945	Webster Financial Corp.	3,950
		92,736
	Commercial Banks - Southern U.S.—3.1%
931	BancorpSouth, Inc.	17,596
8,043	BB&T Corp.	159,171
3,481	Colonial BancGroup (The), Inc.	2,750
6,123	First Horizon National Corp.	58,291
6,202	Popular, Inc.	16,993
10,665	Regions Financial Corp.	36,901
1,456	South Financial Group (The), Inc.	2,737
6,783	Synovus Financial Corp.	26,861
883	Trustmark Corp.	17,925
786	Whitney Holding Corp.	10,210
		349,435
	Commercial Banks - Western U.S.—0.5%
432	Bank of Hawaii Corp.	15,496
526	City National Corp.	18,205
1,387	Zions Bancorp	20,694
		54,395
	Commercial Services Finance—0.5%
560	Equifax, Inc.	13,843
200	Mastercard, Inc., Class A	27,156
748	Moody’s Corp.	16,022
180	Tree.com, Inc. *	715
		57,736

	Diversified Banking Institutions—26.0%
91,585	Bank of America Corp.	602,629
126,656	Citigroup, Inc.	449,629
3,466	Goldman Sachs Group (The), Inc.	279,810
48,607	JPMorgan Chase & Co.	1,239,966
16,231	Morgan Stanley	328,353
		2,900,387
	Fiduciary Banks—2.3%
5,253	Bank of New York Mellon (The) Corp.	135,212
1,156	Northern Trust Corp.	66,493
1,831	State Street Corp.	42,607
804	Wilmington Trust Corp.	11,007
		255,319
	Finance - Auto Loans—0.1%
3,277	AmeriCredit Corp. *	15,435

	Finance - Commercial—0.3%
10,995	CIT Group, Inc.	30,676

	Finance - Consumer Loans—0.7%
772	Nelnet, Inc., Class A	10,669
5,964	SLM Corp. *	68,288
60	Student Loan (The) Corp.	2,816
		81,773
	Finance - Credit Card—1.9%
9,010	American Express Co.	150,737
843	CompuCredit Corp. *	2,698
7,606	Discover Financial Services	54,383
		207,818
	Finance - Investment Banker—1.4%
4,079	Charles Schwab (The) Corp.	55,433
19,626	E*TRADE Financial Corp. *	22,374
1,074	Interactive Brokers Group, Inc., Class A *	16,400
1,164	Jefferies Group, Inc.	13,433
1,223	Raymond James Financial, Inc.	22,638
2,686	TD Ameritrade Holding Corp. *	30,190
		160,468
	Finance - Other Services—0.4%
67	CME Group, Inc.	11,652
1,594	MF Global Ltd. *	4,304
809	NASDAQ OMX (The) Group, Inc. *	17,652
363	NYSE Euronext	7,986
		41,594
	Financial Guarantee Insurance—0.8%
16,463	AMBAC Financial Group, Inc.	18,768
8,117	MBIA, Inc.	31,332
4,884	MGIC Investment Corp.	13,480

4,544	PMI Group (The), Inc.	6,316
5,388	Radian Group, Inc.	17,349
		87,245
	Forestry—0.4%
1,556	Plum Creek Timber Co., Inc. REIT	47,878

	Insurance Brokers—2.5%
2,373	Aon Corp.	87,920
1,026	Arthur J. Gallagher & Co.	24,183
180	Erie Indemnity Co., Class A	6,381
6,826	Marsh & McLennan Cos., Inc.	131,946
1,120	Willis Group Holdings Ltd.	27,731
		278,161
	Investment Companies—0.2%
3,435	Allied Capital Corp.	5,359
2,059	American Capital Ltd.	5,889
1,745	Apollo Investment Corp.	11,429
		22,677
	Investment Management/Advisory Service—1.3%
1,925	Ameriprise Financial, Inc.	38,789
379	Federated Investors, Inc., Class B	7,398
889	Franklin Resources, Inc.	43,045
940	Janus Capital Group, Inc.	4,935
1,067	Legg Mason, Inc.	17,136
1,905	Och-Ziff Capital Management Group LLC, Class A	9,430
878	T. Rowe Price Group, Inc.	24,215
115	Virtus Investment Partners, Inc. *	697
		145,645
	Life/Health Insurance—3.3%
2,343	Aflac, Inc.	54,381
5,469	Conseco, Inc. *	12,743
2,751	Lincoln National Corp.	41,623
2,317	Phoenix (The) Cos., Inc.	4,055
2,178	Principal Financial Group, Inc.	36,133
986	Protective Life Corp.	8,164
4,527	Prudential Financial, Inc.	116,569
499	StanCorp Financial Group, Inc.	12,884
828	Torchmark Corp.	24,840
4,223	Unum Group	59,798
		371,190
	Multi-line Insurance—9.0%
3,204	ACE Ltd.	139,887
8,296	Allstate (The) Corp.	179,774
901	American Financial Group, Inc.	15,299
33,618	American International Group, Inc.	43,031
114	American National Insurance	6,367
1,010	Assurant, Inc.	26,664
2,392	Cincinnati Financial Corp.	52,457
420	CNA Financial Corp.	4,885

6,993	Genworth Financial, Inc., Class A	16,224
507	Hanover Insurance Group (The), Inc.	20,493
4,269	Hartford Financial Services Group (The), Inc.	56,180
1,049	HCC Insurance Holdings, Inc.	24,557
4,081	Loews Corp.	99,576
8,005	MetLife, Inc.	229,985
5,189	Old Republic International Corp.	53,550
973	Unitrin, Inc.	12,415
6,797	XL Capital Ltd., Class A	19,711
		1,001,055
	Paper & Related Products—0.4%
728	Potlatch Corp. REIT	18,338
732	Rayonier, Inc. REIT	21,550
		39,888
	Property/Casualty Insurance—7.7%
52	Alleghany Corp. *	14,166
427	Arch Capital Group Ltd. *	25,684
3,671	Chubb (The) Corp.	156,311
8,258	Fidelity National Financial, Inc., Class A	120,732
1,875	First American (The) Corp.	40,950
73	Markel Corp. *	19,712
397	Mercury General Corp.	15,380
1,388	OneBeacon Insurance Group Ltd.	11,729
6,700	Progressive (The) Corp. *	81,405
723	Selective Insurance Group, Inc.	11,098
426	Stewart Information Services Corp.	6,322
7,424	Travelers (The) Cos., Inc.	286,863
1,511	W.R. Berkley Corp.	40,011
10	Wesco Financial Corp.	3,016
105	White Mountains Insurance Group Ltd.	25,358
		858,737
	Real Estate Management/Services—0.0%
928	C.B. Richard Ellis Group, Inc., Class A *	3,341

	Reinsurance—8.8%
805	Allied World Assurance Holdings Ltd. (Bermuda)	30,349
665	Aspen Insurance Holdings Ltd. (Bermuda)	14,697
1,147	Axis Capital Holdings Ltd. (Bermuda)	27,826
236	Berkshire Hathaway, Inc., Class B *	705,403
607	Endurance Specialty Holdings Ltd. (Bermuda)	16,547
539	Everest Re Group Ltd.	33,957
469	IPC Holdings Ltd.	12,035
1,693	Montpelier Re Holdings Ltd. (Bermuda)	23,939
258	Odyssey Re Holdings Corp.	12,139
621	PartnerRe Ltd.	40,693
416	Platinum Underwriters Holdings Ltd. (Bermuda)	11,569
716	Reinsurance Group of America, Inc.	25,511
513	RenaissanceRe Holdings Ltd. (Bermuda)	22,926
224	Transatlantic Holdings, Inc.	7,202
		984,793
	REIT - Apartments—1.7%
2,038	Apartment Investment & Management Co., Class A	18,118
539	AvalonBay Communities, Inc.	27,926
508	BRE Properties, Inc.	12,898

642	Camden Property Trust	16,923
3,073	Equity Residential	73,536
394	Home Properties, Inc.	14,141
459	Post Properties, Inc.	6,008
1,452	UDR, Inc.	17,032
		186,582
	REIT - Diversified—1.3%
979	Colonial Properties Trust	7,196
1,029	Cousins Properties, Inc.	9,889
2,608	Duke Realty Corp.	24,020
1,691	Liberty Property Trust	33,820
1,331	Vornado Realty Trust	67,627
		142,552
	REIT - Health Care—1.5%
2,192	HCP, Inc.	51,161
950	Health Care REIT, Inc.	35,920
1,151	Healthcare Realty Trust, Inc.	19,003
795	Nationwide Health Properties, Inc.	20,296
1,284	Senior Housing Properties Trust	20,775
632	Ventas, Inc.	17,614
		164,769
	REIT - Hotels—0.3%
1,196	Hospitality Properties Trust	16,050
3,854	Host Hotels & Resorts, Inc.	20,735
		36,785
	REIT - Mortgage—0.5%
2,548	Annaly Capital Management, Inc.	38,577
3,504	iStar Financial, Inc.	3,679
1,799	Newcastle Investment Corp.	953
959	Redwood Trust, Inc.	12,170
		55,379
	REIT - Office Property—1.2%
183	Alexandria Real Estate Equities, Inc.	10,859
1,164	Boston Properties, Inc.	50,401
1,641	Brandywine Realty Trust	9,797
885	Highwoods Properties, Inc.	19,966
5,603	HRPT Properties Trust	17,818
1,038	Mack-Cali Realty Corp.	21,092
289	SL Green Realty Corp.	4,540
		134,473
	REIT - Regional Malls—0.7%
1,257	CBL & Associates Properties, Inc.	5,116
563	Macerich (The) Co.	8,299
694	Pennsylvania REIT	3,074
1,283	Simon Property Group, Inc.	55,143
		71,632

	REIT - Shopping Centers—0.8%
1,094	Developers Diversified Realty Corp.	5,251
469	Equity One, Inc.	6,683
357	Federal Realty Investment Trust	18,075
1,951	Kimco Realty Corp.	28,056
556	Regency Centers Corp.	19,627
981	Weingarten Realty Investors	15,882
		93,574
	REIT - Single Tenant—0.2%
1,053	Realty Income Corp.	20,291

	REIT - Storage—0.4%
723	Public Storage	44,732

	REIT - Warehouse/Industry—0.3%
779	AMB Property Corp.	12,557
784	First Industrial Realty Trust, Inc.	4,265
1,693	ProLogis	16,947
		33,769
	S&L/Thrifts - Central U.S.—0.1%
2,488	Flagstar Bancorp, Inc. *	1,493
585	TFS Financial Corp.	7,523
		9,016
	S&L/Thrifts - Eastern U.S.—1.1%
1,085	Astoria Financial Corp.	9,852
3,100	Hudson City Bancorp, Inc.	35,960
4,056	New York Community Bancorp, Inc.	53,742
1,219	People’s United Financial, Inc.	19,943
		119,497
	S&L/Thrifts - Western U.S.—0.1%
990	Washington Federal, Inc.	12,157

	Super - Regional Banks — U.S.—15.7%
5,452	Capital One Financial Corp.	86,360
3,243	Comerica, Inc.	54,028
11,361	Fifth Third Bancorp	27,153
5,626	Huntington Bancshares, Inc.	16,203
10,207	KeyCorp	74,307
6,035	PNC Financial Services Group, Inc.	196,258
5,028	SunTrust Banks, Inc.	61,643
18,946	U.S. Bancorp	281,159
50,553	Wells Fargo & Co.	955,453
		1,752,564
	Total Common Stocks and Other Equity Interests (Cost $28,254,228)	11,111,379

	Money Market Fund—0.1%
10,845	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,845)	10,845

Total Investments (Cost $28,265,073)(a)—99.7%	11,122,224
Other assets less liabilities—0.3%	37,584

Net Assets—100.0%	$11,159,808

REIT Real Estate Investment Trust
*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $28,492,891. The net unrealized depreciation was $17,370,667 which consisted of aggregate gross unrealized appreciation of $5,805 and aggregate gross unrealized depreciation of $17,376,472.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Biotechnology—7.9%
8,142	Amgen, Inc. *	$446,589
1,990	Biogen Idec, Inc. *	96,814
596	Celgene Corp. *	31,558
571	Charles River Laboratories International, Inc. *	13,938
1,286	Genentech, Inc. *	104,475
1,594	Genzyme Corp. *	109,858
1,387	Gilead Sciences, Inc. *	70,418
1,427	Life Technologies Corp. *	36,331
		909,981
	Distribution/Wholesale—0.3%
897	Owens & Minor, Inc.	35,674

	Electronics—1.1%
3,425	Thermo Fisher Scientific, Inc. *	123,060

	Healthcare - Products—26.7%
312	Alcon, Inc. (Switzerland)	26,720
4,409	Baxter International, Inc.	258,588
664	Beckman Coulter, Inc.	33,014
1,736	Becton Dickinson & Co.	126,155
23,077	Boston Scientific Corp. *	204,693
505	C.R. Bard, Inc.	43,213
4,678	Covidien Ltd.	179,355
887	DENTSPLY International, Inc.	23,869
979	Henry Schein, Inc. *	36,644
940	Hill-Rom Holdings, Inc.	13,235
28,889	Johnson & Johnson	1,666,607
7,492	Medtronic, Inc.	250,907
1,124	Patterson Cos., Inc. *	20,670
1,921	St. Jude Medical, Inc. *	69,867
1,206	Stryker Corp.	50,941
614	Varian Medical Systems, Inc. *	22,798
1,483	Zimmer Holdings, Inc. *	53,981
		3,081,257
	Healthcare - Services—12.7%
4,103	Aetna, Inc.	127,193
791	AMERIGROUP Corp. *	22,124
547	Brookdale Senior Living, Inc.	3,720
4,790	CIGNA Corp.	83,154
2,043	Community Health Systems, Inc. *	38,082
319	Covance, Inc. *	12,313
1,848	Coventry Health Care, Inc. *	27,960
1,212	DaVita, Inc. *	56,964
12,147	Health Management Associates, Inc., Class A *	19,314
2,550	Health Net, Inc. *	37,307
2,321	Humana, Inc. *	88,036
1,650	Kindred Healthcare, Inc. *	22,391
935	Laboratory Corp. of America Holdings *	55,352

1,415	LifePoint Hospitals, Inc. *	31,894
1,131	Lincare Holdings, Inc. *	27,201
723	Magellan Health Services, Inc. *	26,187
1,569	Quest Diagnostics, Inc.	77,430
26,759	Tenet Healthcare Corp. *	28,632
11,135	UnitedHealth Group, Inc.	315,454
889	Universal Health Services, Inc., Class B	33,649
7,837	WellPoint, Inc. *	324,843
		1,459,200
	Pharmaceuticals—51.1%
9,008	Abbott Laboratories	499,404
1,058	Allergan, Inc.	40,331
38,854	Bristol-Myers Squibb Co.	831,864
577	Cephalon, Inc. *	44,533
12,307	Eli Lilly & Co.	453,144
2,480	Express Scripts, Inc. *	133,325
2,271	Forest Laboratories, Inc. *	56,866
1,370	Hospira, Inc. *	34,113
6,183	King Pharmaceuticals, Inc. *	54,039
8,554	Medco Health Solutions, Inc. *	384,331
20,608	Merck & Co., Inc.	588,358
3,122	Mylan, Inc. *	35,372
130,696	Pfizer, Inc.	1,905,547
12,573	Schering-Plough Corp.	220,782
704	Warner Chilcott Ltd., Class A *	9,680
1,773	Watson Pharmaceuticals, Inc. *	48,367
12,668	Wyeth	544,344
		5,884,400
	Total Common Stocks (Cost $15,018,545)	11,493,572

	Money Market Fund—0.6%
71,752	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $71,752)	71,752

	Total Investments (Cost $15,090,297)(a)—100.4%	11,565,324
	Liabilities in excess of other assets—(0.4%)	(42,084)

	Net Assets—100.0%	$11,523,240

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax was $15,126,658. The net unrealized depreciation was $3,561,334, which consisted of aggregate gross unrealized appreciation of $262,289 and aggregated gross unrealized depreciation of $3,823,623.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—16.3%
198	Alliant Techsystems, Inc. *	$16,000
3,447	Boeing (The) Co.	145,843
1,830	General Dynamics Corp.	103,816
670	Goodrich Corp.	25,902
528	L-3 Communications Holdings, Inc.	41,723
1,888	Lockheed Martin Corp.	154,891
2,784	Northrop Grumman Corp.	133,966
2,448	Raytheon Co.	123,918
578	Rockwell Collins, Inc.	21,779
528	Spirit Aerosystems Holdings, Inc., Class A *	7,181
4,444	United Technologies Corp.	213,267
		988,286
	Auto Manufacturers—1.3%
537	Oshkosh Corp.	3,877
2,877	PACCAR, Inc.	75,924
		79,801
	Building Materials—1.9%
327	Armstrong World Industries, Inc. *	5,422
368	Lennox International, Inc.	10,344
2,185	Louisiana-Pacific Corp.	4,545
184	Martin Marietta Materials, Inc.	14,816
5,640	Masco Corp.	44,105
2,203	Owens Corning, Inc. *	29,388
810	USG Corp. *	5,273
		113,893
	Chemicals—0.7%
837	Sherwin-Williams (The) Co.	39,967

	Commercial Services—5.7%
194	Alliance Data Systems Corp. *	8,068
2,795	Automatic Data Processing, Inc.	101,542
234	Brink’s Home Security Holdings, Inc. *	5,352
1,646	Convergys Corp. *	12,394
590	Corrections Corp. of America *	8,130
853	Deluxe Corp.	9,835
493	Hewitt Associates, Inc., Class A *	13,991
825	Iron Mountain, Inc. *	16,880
876	Kelly Services, Inc., Class A	7,937
499	Lender Processing Services, Inc.	12,934
902	Manpower, Inc.	25,671
1,381	Paychex, Inc.	33,544
2,235	PHH Corp. *	24,697
2,014	R.R. Donnelley & Sons Co.	19,657
648	Robert Half International, Inc.	10,984

788	Total System Services, Inc.	9,976
1,308	United Rentals, Inc. *	7,299
1,362	Western Union (The) Co.	18,605
		347,496
	Computers—2.1%
2,713	Accenture Ltd., Class A (Bermuda)	85,622
845	Affiliated Computer Services, Inc., Class A *	38,752
		124,374
	Distribution/Wholesale—1.2%
2,885	BlueLinx Holdings, Inc. *	6,866
352	Fastenal Co.	12,031
390	United Stationers, Inc. *	10,924
482	W.W. Grainger, Inc.	35,162
507	WESCO International, Inc. *	9,339
		74,322
	Electric—0.5%
1,360	MDU Resources Group, Inc.	27,050

	Electrical Components & Equipment—2.7%
299	AMETEK, Inc.	9,556
3,984	Emerson Electric Co.	130,277
469	Hubbell, Inc., Class B	14,539
487	Molex, Inc.	6,511
407	Molex, Inc., Class A	4,974
		165,857
	Electronics—4.2%
1,099	Agilent Technologies, Inc. *	19,870
363	Amphenol Corp., Class A	9,492
1,784	Arrow Electronics, Inc. *	34,021
1,999	Avnet, Inc. *	39,621
481	AVX Corp.	4,387
826	Benchmark Electronics, Inc. *	9,697
9,630	Flextronics International Ltd. (Singapore) *	25,134
3,053	Jabil Circuit, Inc.	17,768
124	Mettler Toledo International, Inc. *	8,256
728	PerkinElmer, Inc.	9,187
30,795	Sanmina-SCI Corp. *	10,162
358	Thomas & Betts Corp. *	7,658
3,281	Tyco Electronics Ltd.	46,460
3,340	Vishay Intertechnology, Inc. *	9,886
		251,599
	Energy - Alternate Sources—0.1%
339	Covanta Holding Corp. *	5,861

	Engineering & Construction—2.6%
842	Aecom Technology Corp. *	21,311
911	EMCOR Group, Inc. *	18,757
696	Fluor Corp.	27,075
200	Foster Wheeler Ltd. *	3,994
387	Granite Construction, Inc.	13,630
470	Jacobs Engineering Group, Inc. *	18,175

1,380	KBR, Inc.	19,541
244	McDermott International, Inc. *	2,530
340	Shaw Group (The), Inc. *	9,452
636	URS Corp. *	21,656
		156,121
	Environmental Control—4.0%
1,173	Nalco Holding Co.	11,507
4,279	Republic Services, Inc.	110,655
3,949	Waste Management, Inc.	123,169
		245,331
	Forest Products & Paper—1.7%
2,317	MeadWestvaco Corp.	26,970
2,840	Weyerhaeuser Co.	77,645
		104,615
	Hand/Machine Tools—0.3%
558	Kennametal, Inc.	8,951
191	Lincoln Electric Holdings, Inc.	7,863
		16,814
	Household Products/Wares—0.6%
1,143	Fortune Brands, Inc.	36,576

	Machinery - Construction & Mining—1.7%
3,058	Caterpillar, Inc.	94,339
208	Joy Global, Inc.	4,333
481	Terex Corp. *	5,695
		104,367
	Machinery - Diversified—2.2%
465	AGCO Corp. *	9,895
975	Cummins, Inc.	23,381
1,615	Deere & Co.	56,106
175	Flowserve Corp.	9,329
169	NACCO Industries, Inc., Class A	5,406
797	Rockwell Automation, Inc.	20,754
253	Roper Industries, Inc.	10,408
		135,279
	Metal Fabricate/Hardware—0.9%
516	Mueller Industries, Inc.	10,382
1,469	Mueller Water Products, Inc., Class A	9,945
277	Precision Castparts Corp.	17,991
937	Timken (The) Co.	13,952
		52,270
	Mining—0.4%
541	Vulcan Materials Co.	26,758

	Miscellaneous Manufacturing—29.2%
3,680	3M Co.	197,947
311	Acuity Brands, Inc.	8,357

332	AptarGroup, Inc.	10,232
234	Brink’s (The) Co.	6,185
439	Carlisle Cos., Inc.	8,196
1,050	Cooper Industries Ltd., Class A	28,256
362	Crane Co.	6,306
654	Danaher Corp.	36,578
1,203	Dover Corp.	34,021
1,075	Eaton Corp.	47,322
69,663	General Electric Co.	845,012
414	Harsco Corp.	9,820
3,790	Honeywell International, Inc.	124,350
2,619	Illinois Tool Works, Inc.	85,537
2,240	Ingersoll-Rand Co. Ltd., Class A	36,310
846	ITT Corp.	38,307
70	John Bean Technologies Corp.	679
497	Pall Corp.	12,957
982	Parker Hannifin Corp.	37,522
721	Pentair, Inc.	16,489
312	SPX Corp.	13,138
357	Teleflex, Inc.	18,985
1,349	Textron, Inc.	12,181
564	Trinity Industries, Inc.	6,492
6,360	Tyco International Ltd. (Bermuda)	133,687
		1,774,866
	Packaging & Containers—3.2%
677	Ball Corp.	25,956
1,112	Bemis Co., Inc.	25,098
1,482	Crown Holdings, Inc. *	27,788
2,299	Graphic Packaging Holding Co. *	2,000
174	Greif, Inc., Class A	5,265
15	Greif, Inc., Class B	456
669	Owens-Illinois, Inc. *	12,711
602	Packaging Corp. of America	8,548
1,001	Pactiv Corp. *	21,642
1,153	Sealed Air Corp.	15,623
217	Silgan Holdings, Inc.	9,947
1,048	Sonoco Products Co.	24,031
3,018	Temple-Inland, Inc.	17,112
		196,177
	Retail—0.5%
330	MSC Industrial Direct Co., Class A	11,306
585	World Fuel Services Corp.	19,755
		31,061
	Software—1.2%
893	Broadridge Financial Solutions, Inc.	12,047
1,006	Fidelity National Information Services, Inc.	16,005
747	Fiserv, Inc. *	23,717
597	IMS Health, Inc.	8,668
956	Metavante Technologies, Inc. *	13,872
		74,309
	Telecommunications—0.1%
286	Anixter International, Inc. *	7,716

	Textiles—0.3%
807	Cintas Corp.	18,359

	Transportation—14.2%
344	Alexander & Baldwin, Inc.	7,582
1,641	Burlington Northern Santa Fe Corp.	108,716
493	C.H. Robinson Worldwide, Inc.	22,668
489	Con-way, Inc.	10,773
1,897	CSX Corp.	54,937
506	Expeditors International of Washington, Inc.	14,072
2,225	FedEx Corp.	113,342
689	General Maritime Corp.	7,317
487	J.B. Hunt Transport Services, Inc.	10,845
513	Kansas City Southern *	9,316
1,974	Norfolk Southern Corp.	75,723
289	Overseas Shipholding Group, Inc.	10,317
671	Ryder System, Inc.	22,666
522	Ship Finance International Ltd. (Bermuda)	5,930
488	Teekay Corp. (Bahamas)	8,550
2,677	Union Pacific Corp.	117,226
5,714	United Parcel Service, Inc., Class B	242,788
563	Werner Enterprises, Inc.	8,445
3,126	YRC Worldwide, Inc. *	9,003
		860,216
	Trucking & Leasing—0.2%
491	GATX Corp.	11,833

	Total Common Stocks (Cost $9,735,686)	6,071,174

	Money Market Fund—0.3%
16,326	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $16,326)	16,326

	Total Investments (Cost $9,752,012)(a)—100.3%	6,087,500
	Liabilities in excess of other assets—(0.3%)	(15,362)

	Net Assets—100.0%	$6,072,138

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $3,664,512 which consisted of aggregate gross unrealized appreciation of $6,616 and aggregate gross unrealized depreciation of $3,671,128.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Applications Software—10.2%
834	Check Point Software Technologies Ltd. (Israel) *	$18,907
461	Citrix Systems, Inc. *	9,699
1,541	Compuware Corp. *	10,017
1,172	Intuit, Inc. *	26,546
35,375	Microsoft Corp.	604,912
		670,081
	Cellular Telecommunications—0.6%
342	Leap Wireless International, Inc. *	8,618
527	NII Holdings, Inc. *	10,224
499	United States Cellular Corp. *	20,933
		39,775
	Computer Aided Design—0.1%
407	Autodesk, Inc. *	6,740

	Computer Services—2.0%
294	CACI International, Inc., Class A *	13,274
2,494	Computer Sciences Corp. *	91,880
264	DST Systems, Inc. *	8,387
894	Insight Enterprises, Inc. *	4,631
863	Perot Systems Corp., Class A *	11,210
		129,382
	Computers—13.9%
1,402	Apple, Inc. *	126,362
11,943	Dell, Inc. *	113,459
7,844	Hewlett-Packard Co.	272,579
4,156	International Business Machines Corp.	380,897
4,658	Sun Microsystems, Inc. *	19,377
		912,674
	Computers - Integrated System—0.7%
904	Diebold, Inc.	22,401
1,711	NCR Corp. *	21,473
		43,874
	Computers - Memory Devices—2.2%
7,391	EMC Corp. *	81,597
999	NetApp, Inc. *	14,815
1,724	SanDisk Corp. *	19,705
3,171	Seagate Technology (Cayman Islands)	12,018

1,034	Western Digital Corp. *	15,179
		143,314
	Computers - Peripheral Equipment—0.4%
987	Lexmark International, Inc., Class A *	23,372

	Consulting Services—0.9%
2,934	SAIC, Inc. *	57,917

	Distribution/Wholesale—1.6%
5,463	Ingram Micro, Inc., Class A *	67,031
2,251	Tech Data Corp. *	40,766
		107,797
	Diversified Operations—0.1%
395	Leucadia National Corp.	6,288

	E-Commerce/Services—0.5%
2,126	IAC/InterActiveCorp *	31,252

	Electronic Component - Semiconductors—7.8%
9,506	Advanced Micro Devices, Inc. *	20,818
976	Altera Corp.	15,011
1,072	Amkor Technology, Inc. *	2,487
1,806	Broadcom Corp., Class A *	28,625
1,114	Fairchild Semiconductor International, Inc. *	5,069
19,230	Intel Corp.	248,066
732	International Rectifier Corp. *	9,970
602	Intersil Corp., Class A	5,605
3,948	LSI Corp. *	12,555
161	MEMC Electronic Materials, Inc. *	2,190
688	Microchip Technology, Inc.	13,051
10,698	Micron Technology, Inc. *	39,797
1,262	National Semiconductor Corp.	12,797
1,192	NVIDIA Corp. *	9,476
8,715	Spansion, Inc., Class A *	584
4,673	Texas Instruments, Inc.	69,861
1,033	Xilinx, Inc.	17,406
		513,368
	Electronic Design Automation—0.3%
1,849	Cadence Design Systems, Inc. *	6,989
674	Synopsys, Inc. *	12,469
		19,458
	Electronic Forms—0.3%
1,021	Adobe Systems, Inc. *	19,716

	Enterprise Software/Services—4.1%
507	BMC Software, Inc. *	12,842
1,509	CA, Inc.	27,147
13,391	Oracle Corp. *	225,371
317	SYNNEX Corp. *	4,866
		270,226

	Internet Security—1.8%
444	McAfee, Inc. *	13,538
5,430	Symantec Corp. *	83,242
1,082	VeriSign, Inc. *	20,893
		117,673
	Medical Information Systems—0.2%
311	Cerner Corp. *	10,487

	Networking Products—4.2%
16,688	Cisco Systems, Inc. *	249,819
1,747	Juniper Networks, Inc. *	24,738
		274,557
	Office Automation & Equipment—1.5%
1,880	Pitney Bowes, Inc.	41,849
8,950	Xerox Corp.	59,428
		101,277
	Semiconductor Components - Integrated Circuits—1.2%
1,390	Analog Devices, Inc.	27,773
4,198	Atmel Corp. *	14,021
1,391	Integrated Device Technology, Inc. *	7,984
799	Linear Technology Corp.	18,713
1,904	Marvell Technology Group Ltd. (Bermuda) *	13,880
		82,371
	Semiconductor Equipment—1.1%
4,088	Applied Materials, Inc.	38,304
672	KLA-Tencor Corp.	13,467
398	Lam Research Corp. *	8,044
682	Novellus Systems, Inc. *	9,405
1,064	Teradyne, Inc. *	5,118
		74,338
	Telecommunication Equipment—0.7%
538	Harris Corp.	23,290
3,584	Tellabs, Inc. *	14,802
4,780	UTStarcom, Inc. *	7,027
		45,119
	Telecommunication Equipment Fiber Optics—0.5%
3,095	Corning, Inc.	31,290

	Telecommunication Services—1.2%
996	Amdocs Ltd. (Guernsey) *	16,852
1,346	Embarq Corp.	48,080
3,671	Virgin Media, Inc.	16,666
		81,598
	Telephone - Integrated—35.6%
37,030	AT&T, Inc.	911,679
1,073	CenturyTel, Inc.	29,121

5,607	Frontier Communications Corp.	45,473
11,298	Level 3 Communications, Inc. *	11,298
21,544	Qwest Communications International, Inc.	69,372
67,135	Sprint Nextel Corp.	163,138
479	Telephone & Data Systems, Inc.	14,614
517	Telephone & Data Systems, Inc., Special Shares	14,011
35,585	Verizon Communications, Inc.	1,062,923
1,691	Windstream Corp.	14,678
		2,336,307
	Web Portals/ISP—1.6%
233	Google, Inc., Class A *	78,877
2,308	Yahoo! Inc. *	27,073
		105,950
	Wireless Equipment—4.5%
961	American Tower Corp., Class A *	29,157
272	Crown Castle International Corp. *	5,309
25,713	Motorola, Inc.	113,909
4,315	QUALCOMM, Inc.	149,083
		297,458
	Total Common Stocks (Cost $10,839,936)	6,553,659

	Money Market Fund—1.2%
79,251	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,251)	79,251

	Total Investments (Cost $10,919,187)(a)—101.0%	6,632,910
	Liabilities in excess of other assets—(1.0%)	(65,285)

	Net Assets—100.0%	$6,567,625

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,921,062. The net unrealized depreciation was $4,288,152 which consisted of aggregate gross unrealized appreciation of $1,655 and aggregate gross unrealized depreciation of $4,289,807.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—14.9%
10,893	1-800-FLOWERS.COM, Inc., Class A *	$27,341
3,622	4Kids Entertainment, Inc. *	6,049
12,428	99 Cents Only Stores *	104,147
6,133	A.C. Moore Arts & Crafts, Inc. *	10,365
11,258	Aaron Rents, Inc.	246,099
5,138	Aeropostale, Inc. *	108,463
16,247	AFC Enterprises, Inc. *	77,986
4,143	Alloy, Inc. *	20,591
783	Amcon Distributing Co.	18,401
3,668	Ameristar Casinos, Inc.	32,902
1,341	Arbitron, Inc.	20,142
10,757	Arctic Cat, Inc.	46,148
8,840	Audiovox Corp., Class A *	39,868
2,589	Bally Technologies, Inc. *	52,272
5,131	Bassett Furniture Industries, Inc.	16,881
3,653	Bebe Stores, Inc.	20,639
919	Benihana, Inc. *	2,150
2,570	Benihana, Inc., Class A *	6,271
8,200	Big 5 Sporting Goods Corp.	43,132
9,205	Bluegreen Corp. *	16,109
7,039	Blyth, Inc.	24,003
6,754	Bob Evans Farms, Inc.	118,600
19,633	Bon-Ton Stores (The), Inc.	26,799
4,698	Books-A-Million, Inc.	10,993
13,473	Brown Shoe Co., Inc.	63,188
1,972	Buckle (The), Inc.	41,708
4,683	Build-A-Bear Workshop, Inc. *	19,669
14,013	Cabela’s, Inc. *	78,613
3,546	Cache, Inc. *	6,631
15,764	California Coastal Communities, Inc. *	19,863
4,432	California Pizza Kitchen, Inc. *	45,916
9,890	Callaway Golf Co.	75,263
8,680	Carmike Cinemas, Inc.	17,447
4,937	Carrols Restaurant Group, Inc. *	15,848
5,284	Carter’s, Inc. *	89,775
16,038	Casual Male Retail Group, Inc. *	6,094
7,187	Cato Corp. (The), Class A	95,084
4,371	CEC Entertainment, Inc. *	102,019
15,414	Champion Enterprises, Inc. *	7,090
3,074	Charlotte Russe Holding, Inc. *	15,831
8,089	Cheesecake Factory (The), Inc. *	70,213
1,310	Cherokee, Inc.	20,017
4,242	Children’s Place Retail Stores (The), Inc. *	79,792
541	Chipotle Mexican Grill, Inc., Class A *	25,838
664	Chipotle Mexican Grill, Inc., Class B *	30,225
3,421	Choice Hotels International, Inc.	90,041
6,833	Christopher & Banks Corp.	26,512
563	Churchill Downs, Inc.	19,429
5,401	Cinemark Holdings, Inc.	42,722
2,170	Citi Trends, Inc. *	20,680
13,408	CKE Restaurants, Inc.	111,286
3,962	CKX, Inc. *	12,956
3,212	Coinstar, Inc. *	73,812

14,868	Coldwater Creek, Inc. *	41,928
1,741	Columbia Sportswear Co.	50,002
5,582	Conn’s, Inc. *	67,877
19,448	Corinthian Colleges, Inc. *	363,288
33,601	Cost Plus, Inc. *	32,257
12,753	Cox Radio, Inc., Class A *	64,403
6,410	Cracker Barrel Old Country Store, Inc.	112,624
524	CROCS, Inc. *	629
1,514	CSS Industries, Inc.	22,967
1,405	CTC Media, Inc. *	4,847
12,634	Cumulus Media, Inc., Class A *	21,730
493	Deckers Outdoor Corp. *	25,754
8,347	DEI Holdings, Inc. *	1,836
30,122	Denny’s Corp. *	51,810
3,247	Destination Maternity Corp. *	27,600
3,173	DeVry, Inc.	170,009
2,410	DineEquity, Inc.	21,304
5,285	Dixie Group, Inc. *	8,192
6,374	Domino’s Pizza, Inc. *	42,642
3,426	Dorman Products, Inc. *	34,226
4,475	Dover Downs Gaming & Entertainment, Inc.	14,275
4,805	DreamWorks Animation SKG, Inc., Class A *	105,470
13,670	Dress Barn, Inc. *	117,835
2,281	Drew Industries, Inc. *	19,662
7,637	DSW, Inc., Class A *	76,217
3,046	Duckwall-ALCO Stores, Inc. *	26,805
24,849	Eddie Bauer Holdings, Inc. *	18,637
47,169	Emmis Communications Corp., Class A *	13,679
18,643	Entravision Communications Corp., Class A *	15,660
8,042	Ethan Allen Interiors, Inc.	91,598
56,329	Finish Line (The), Inc., Class A	267,562
3,292	Flexsteel Industries	25,645
2,865	Fossil, Inc. *	33,062
15,630	Fred’s, Inc., Class A	160,364
3,844	Gander Mountain Co. *	7,919
5,601	Gaylord Entertainment Co. *	59,371
4,859	Genesco, Inc. *	74,829
13,152	Gentex Corp.	110,345
2,245	G-III Apparel Group Ltd. *	12,348
7,054	Golfsmith International Holdings, Inc. *	5,784
8,497	Great Wolf Resorts, Inc. *	16,399
1,495	Guess?, Inc.	24,055
2,621	Gymboree (The) Corp. *	64,215
236	Hallwood Group, Inc.	7,315
14,536	Harris Interactive, Inc. *	7,268
6,991	Harte-Hanks, Inc.	44,043
5,573	Hastings Entertainment, Inc. *	14,211
8,795	Haverty Furniture Cos., Inc.	70,536
68,651	Hayes Lemmerz International, Inc. *	6,179
6,145	Helen of Troy Ltd. *	64,338
2,430	HHGregg, Inc. *	19,683
3,671	Hibbett Sports, Inc. *	49,962
1,994	Hooker Furniture Corp.	16,112
21,766	Hot Topic, Inc. *	185,882
3,016	Iconix Brand Group, Inc. *	24,942
3,034	Interactive Data Corp.	69,206
5,049	International Speedway Corp., Class A	117,541
10,986	Isle of Capri Casinos, Inc. *	31,090
2,115	ITT Educational Services, Inc. *	259,108
1,834	J.Crew Group, Inc. *	18,340
3,530	Jackson Hewitt Tax Service, Inc.	46,737
4,745	JAKKS Pacific, Inc. *	87,023

10,073	Jo-Ann Stores, Inc. *	128,632
5,665	John Wiley & Sons, Inc., Class A	200,711
1,836	Johnson Outdoors, Inc., Class A	13,935
3,283	Jos. A. Bank Clothiers, Inc. *	90,151
18,672	Journal Communications, Inc., Class A	33,423
4,598	Kenneth Cole Productions, Inc., Class A	29,381
41,341	Kirkland’s, Inc. *	108,727
27,903	Krispy Kreme Doughnuts, Inc. *	38,785
6,213	K-Swiss, Inc., Class A	66,603
6,283	Landry’s Restaurants, Inc.	40,588
27,378	La-Z-Boy, Inc.	26,557
16,185	Leapfrog Enterprises, Inc. *	32,532
3,448	Libbey, Inc.	4,276
1,843	Life Time Fitness, Inc. *	27,295
2,673	Lifetime Brands, Inc.	4,678
15,253	Lin TV Corp., Class A *	10,677
1,166	Lincoln Educational Services Corp. *	17,047
23,453	Lithia Motors, Inc., Class A	71,766
5,023	LKQ Corp. *	58,016
5,545	LodgeNet Interactive Corp. *	5,268
7,116	Lodgian, Inc. *	13,165
4,422	Luby’s, Inc. *	20,076
7,544	M/I Homes, Inc.	66,689
5,749	Magna Entertainment Corp., Class A (Canada) *	4,254
1,962	Maidenform Brands, Inc. *	17,560
5,170	Marcus Corp.	53,406
2,135	Marine Products Corp.	7,985
11,000	MarineMax, Inc. *	19,360
3,491	Marvel Entertainment, Inc. *	96,037
2,609	Matthews International Corp., Class A	101,594
4,227	McCormick & Schmick’s Seafood Restaurants, Inc. *	14,921
14,995	Media General, Inc., Class A	29,240
34,046	Mediacom Communications Corp., Class A *	183,848
8,891	Men’s Wearhouse (The), Inc.	103,580
16,339	Modine Manufacturing Co.	44,769
2,766	Monro Muffler, Inc.	67,131
3,195	Morgans Hotel Group Co. *	11,662
299	Morningstar, Inc. *	10,366
3,580	Morton’s Restaurant Group, Inc. *	6,444
3,702	Movado Group, Inc.	28,431
10,269	MTR Gaming Group, Inc. *	15,404
8,275	Multimedia Games, Inc. *	14,150
891	National Presto Industries, Inc.	59,822
23,339	Nautilus, Inc. *	32,441
34,389	Navarre Corp. *	16,507
3,523	Netflix, Inc. *	127,321
9,639	New York & Co., Inc. *	19,085
3,944	Nexstar Broadcasting Group, Inc., Class A *	3,155
2,565	NutriSystem, Inc.	33,063
10,555	O’Charleys, Inc.	26,388
17,025	Orbitz Worldwide, Inc. *	51,075
2,581	Orient-Express Hotels Ltd., Class A	16,312
4,473	Orleans Homebuilders, Inc.	5,368
6,023	Oxford Industries, Inc.	40,113
3,640	P.F. Chang’s China Bistro, Inc. *	64,537
18,063	Pacific Sunwear of California, Inc. *	22,579
15,494	Palm Harbor Homes, Inc. *	54,849
2,993	Panera Bread Co., Class A *	140,611
3,550	Papa John’s International, Inc. *	67,486
20,493	PEP Boys-Manny, Moe & Jack	59,225
3,871	Perry Ellis International, Inc. *	14,865
5,899	Phillips-Van Heusen Corp.	112,199

41,859	Pier 1 Imports, Inc. *	14,651
10,697	Pinnacle Entertainment, Inc. *	72,526
4,932	Playboy Enterprises, Inc., Class B *	8,532
9,181	Pomeroy IT Solutions, Inc. *	27,635
8,327	Pool Corp.	131,983
781	Pre-Paid Legal Services, Inc. *	26,257
1,201	Priceline.com, Inc. *	80,575
107,498	Radio One, Inc., Class D *	36,549
5,414	RC2 Corp. *	31,455
12,586	RCN Corp. *	46,316
5,543	Red Lion Hotels Corp. *	12,361
1,845	Red Robin Gourmet Burgers, Inc. *	22,472
26,617	Retail Ventures, Inc. *	63,615
3,044	Rex Stores Corp. *	17,655
26,766	Ruby Tuesday, Inc. *	33,190
7,979	Russ Berrie & Co., Inc. *	13,644
1,400	Saga Communications, Inc. Class A *	6,188
13,982	Salem Communications Corp., Class A *	13,702
12,424	Sally Beauty Holdings, Inc. *	58,766
2,878	Sauer-Danfoss, Inc.	21,700
6,726	Scientific Games Corp., Class A *	84,546
6,749	Sealy Corp.	12,486
18,691	Select Comfort Corp. *	5,794
3,689	Shiloh Industries, Inc. *	8,485
4,541	Shoe Carnival, Inc. *	35,647
9,040	Sinclair Broadcast Group, Inc., Class A	16,724
7,310	Skechers U.S.A., Inc., Class A *	72,808
2,335	Skyline Corp.	46,887
4,710	Sonic Corp. *	45,875
2,779	Sotheby’s	24,150
73,579	Source Interlink Cos., Inc. *	8,094
48,082	Spanish Broadcasting System, Inc., Class A *	8,174
2,435	Speedway Motorsports, Inc.	35,161
11,129	Stage Stores, Inc.	79,572
11,234	Standard Motor Products, Inc.	26,400
3,145	Stanley Furniture Co., Inc.	24,688
9,601	Steak n Shake (The) Co. *	54,918
19,827	Stein Mart, Inc.	23,198
1,781	Steiner Leisure Ltd. *	44,400
2,429	Steinway Musical Instruments *	28,079
3,255	Steven Madden Ltd. *	56,572
18,258	Stewart Enterprises, Inc., Class A	62,442
4,666	Stoneridge, Inc. *	9,145
387	Strayer Education, Inc.	83,758
4,609	Sturm Ruger & Co., Inc. *	30,465
8,905	Superior Industries International, Inc.	91,454
5,188	Systemax, Inc. *	52,554
5,565	Tempur-Pedic International, Inc.	38,955
6,321	Texas Roadhouse, Inc., Class A *	48,229
6,541	Tim Hortons, Inc. (Canada)	160,712
2,917	Town Sports International Holdings, Inc. *	5,776
6,302	Tractor Supply Co. *	212,439
29,650	Trans World Entertainment Corp. *	24,313
35,338	Trump Entertainment Resorts, Inc. *	8,128
16,376	Tuesday Morning Corp. *	19,324
3,586	Tween Brands, Inc. *	9,646
1,604	Ulta Salon Cosmetics & Fragrance, Inc. *	9,351
1,219	Under Armour, Inc., Class A *	22,552
38,507	Unifi, Inc. *	70,853
3,230	UniFirst Corp.	84,755
3,065	Universal Technical Institute, Inc. *	53,729
5,326	Urban Outfitters, Inc. *	82,979

1,773	Vail Resorts, Inc. *	41,346
14,708	Valassis Communications, Inc. *	18,826
8,705	ValueVision Media, Inc., Class A *	2,133
3,270	Velcro Industries N.V. (Netherlands)	68,686
5,817	Warnaco Group (The), Inc. *	131,697
1,949	Weight Watchers International, Inc.	44,457
9,033	West Marine, Inc. *	46,068
20,902	Wet Seal (The), Inc., Class A *	54,554
1,428	Weyco Group, Inc.	41,098
5,686	Winnebago Industries, Inc.	31,444
2,014	WMS Industries, Inc. *	44,751
5,562	Wolverine World Wide, Inc.	100,895
6,630	World Wrestling Entertainment, Inc., Class A	64,576
685	Wynn Resorts Ltd. *	20,605
		12,368,336
	Consumer Staples—4.8%
28,916	Alliance One International, Inc. *	69,398
2,445	Andersons (The), Inc.	40,074
449	Arden Group, Inc., Class A	51,604
6,048	B&G Foods, Inc., Class A	28,063
3,542	Bare Escentuals, Inc. *	12,857
1,082	Boston Beer Co., Inc., Class A *	27,310
1,263	Cal-Maine Foods, Inc.	34,202
2,396	Central European Distribution Corp. *	28,992
15,517	Central Garden & Pet Co. *	93,723
34,039	Central Garden & Pet Co., Class A *	204,233
397	Chattem, Inc. *	26,837
4,968	Church & Dwight Co., Inc.	264,446
2,036	Coca-Cola Bottling Co. Consolidated	91,518
4,085	Darling International, Inc. *	18,750
4,370	Diamond Foods, Inc.	112,222
7,804	Elizabeth Arden, Inc. *	45,497
1,108	Farmer Bros. Co.	22,559
9,776	Flowers Foods, Inc.	210,085
5,683	Hain Celestial Group, Inc. *	86,495
1,291	Hansen Natural Corp. *	43,249
1,993	Herbalife Ltd. (Cayman Islands)	40,876
5,794	Imperial Sugar Co.	65,820
5,012	Ingles Markets, Inc., Class A	71,471
1,486	Inter Parfums, Inc.	8,975
2,337	J & J Snack Foods Corp.	81,585
6,924	John B. Sanfilippo & Son, Inc. *	38,082
4,635	Lancaster Colony Corp.	168,760
6,883	Lance, Inc.	129,607
3,915	Mannatech, Inc.	10,531
3,608	National Beverage Corp. *	31,426
8,237	Nu Skin Enterprises, Inc., Class A	78,169
7,470	Prestige Brands Holdings, Inc. *	47,435
2,692	PriceSmart, Inc.	43,880
7,939	Ralcorp Holdings, Inc. *	470,147
3,079	Reddy Ice Holdings, Inc.	4,988
2,909	Sanderson Farms, Inc.	105,248
3,506	Seneca Foods Corp., Class A *	71,347
2,036	Seneca Foods Corp., Class B *	48,559
7,090	Spartan Stores, Inc.	131,732
3,480	Susser Holdings Corp. *	45,484
4,351	Tootsie Roll Industries, Inc.	103,858
7,068	TreeHouse Foods, Inc. *	186,525
13,405	United Natural Foods, Inc. *	208,313
1,029	USANA Health Sciences, Inc. *	23,883

5,972	Vector Group Ltd.	86,952
2,782	Village Super Market, Inc., Class A	76,616
2,414	WD-40 Co.	60,519
		3,952,902
	Energy—5.2%
2,496	Adams Resources & Energy, Inc.	43,967
2,727	Allis-Chalmers Energy, Inc. *	9,817
4,474	Alpha Natural Resources, Inc. *	73,016
1,675	Atlas America, Inc.	21,273
1,341	ATP Oil & Gas Corp. *	5,994
2,644	Atwood Oceanics, Inc. *	44,023
17,340	Aventine Renewable Energy Holdings *	7,976
5,757	Basic Energy Services, Inc. *	55,267
2,911	Berry Petroleum Co., Class A	21,425
1,507	Bill Barrett Corp. *	33,320
7,702	Brigham Exploration Co. *	19,255
3,942	Bristow Group, Inc. *	95,357
2,131	Bronco Drilling Co., Inc. *	11,252
4,626	Cabot Oil & Gas Corp.	127,169
3,156	Cal Dive International, Inc. *	20,009
4,124	Callon Petroleum Co. *	8,702
1,625	CARBO Ceramics, Inc.	58,419
807	Carrizo Oil & Gas, Inc. *	11,185
895	Clayton Williams Energy, Inc. *	35,621
1,126	CNX Gas Corp. *	29,141
8,499	Complete Production Services, Inc. *	54,479
5,245	Comstock Resources, Inc. *	199,992
1,702	Continental Resources, Inc. *	35,180
3,061	Copano Energy LLC	47,262
574	Core Laboratories N.V. (Netherlands)	38,567
3,643	Crosstex Energy, Inc.	12,095
4,220	Delek US Holdings, Inc.	29,329
1,978	Delta Petroleum Corp. *	8,585
7,054	DHT Maritime, Inc.	43,805
6,125	Dresser-Rand Group, Inc. *	119,315
1,483	Dril-Quip, Inc. *	36,334
9,377	Edge Petroleum Corp. *	1,688
4,162	Encore Acquisition Co. *	113,123
12,192	Energy Partners Ltd. *	14,143
16,498	EXCO Resources, Inc. *	167,290
6,954	Global Industries Ltd. *	23,991
1,410	Gulf Island Fabrication, Inc.	17,752
2,207	Gulfmark Offshore, Inc. *	52,836
5,493	Harvest Natural Resources, Inc. *	21,972
4,601	Hercules Offshore, Inc. *	17,116
3,201	Holly Corp.	74,807
2,121	Hornbeck Offshore Services, Inc. *	37,627
1,538	IHS, Inc., Class A *	67,364
25,950	International Coal Group, Inc. *	62,799
6,318	ION Geophysical Corp. *	9,477
3,766	James River Coal Co. *	51,067
16,019	Key Energy Services, Inc. *	54,625
5,047	Kinder Morgan Management LLC *	219,392
6,701	Knightsbridge Tankers Ltd. (Bermuda)	101,185
4,857	Linn Energy LLC	79,121
1,363	Lufkin Industries, Inc.	47,637
8,967	Mariner Energy, Inc. *	88,773
2,589	Matrix Service Co. *	13,696
1,307	NATCO Group, Inc., Class A *	22,389
20,883	Newpark Resources, Inc. *	87,917

8,436	Nordic American Tanker Shipping Ltd. (Bermuda)	241,775
3,430	Oceaneering International, Inc. *	118,198
2,326	Oil States International, Inc. *	42,589
21,600	Parker Drilling Co. *	45,792
3,282	Penn Virginia Corp.	67,609
1,180	Petroleum Development Corp. *	20,355
3,729	PetroQuest Energy, Inc. *	23,605
2,972	PHI, Inc. *	35,723
6,888	Pioneer Drilling Co. *	34,233
1,316	Quicksilver Resources, Inc. *	9,120
3,659	Range Resources Corp.	131,139
9,521	Rosetta Resources, Inc. *	57,792
2,831	RPC, Inc.	21,063
2,878	SandRidge Energy, Inc. *	19,167
5,318	St. Mary Land & Exploration Co.	102,903
3,698	Superior Energy Services, Inc. *	57,615
1,287	Superior Well Services, Inc. *	11,828
4,619	Swift Energy Co. *	70,763
7,115	TETRA Technologies, Inc. *	36,927
19,689	TOP Ships, Inc. (Greece) *	36,031
588	Trico Marine Services, Inc. *	3,657
4,023	Tsakos Energy Navigation Ltd. (Bermuda)	77,483
2,473	Ultra Petroleum Corp. *	88,608
1,013	Union Drilling, Inc. *	4,640
2,521	Venoco, Inc. *	7,487
2,778	W&T Offshore, Inc.	34,919
2,535	Walter Industries, Inc.	46,745
4,856	Western Refining, Inc.	56,621
1,628	Willbros Group, Inc. *	15,857
		4,325,162
	Financials—24.2%
3,712	1st Source Corp.	66,074
3,388	Acadia Realty Trust REIT	39,538
12,869	Advance America Cash Advance Centers, Inc.	18,145
2,817	Advanta Corp., Class A	1,690
10,663	Advanta Corp., Class B	8,317
3,273	Affiliated Managers Group, Inc. *	131,542
4,721	Affirmative Insurance Holdings, Inc.	6,893
1,697	Agree Realty Corp. REIT	23,334
5,925	AMCORE Financial, Inc.	8,236
4,074	American Campus Communities, Inc. REIT	87,061
12,029	American Equity Investment Life Holding Co.	80,474
1,073	American Physicians Capital, Inc.	45,624
2,974	Ameris Bancorp	22,781
3,664	Amerisafe, Inc. *	68,627
1,645	Amtrust Financial Services, Inc.	13,505
5,153	Anchor Bancorp Wisconsin, Inc.	10,409
41,464	Anthracite Capital, Inc. REIT	70,074
17,294	Anworth Mortgage Asset Corp. REIT	107,223
6,765	Arbor Realty Trust, Inc. REIT	12,042
13,613	Ares Capital Corp.	64,117
1,014	Argo Group International Holdings Ltd. (Bermuda) *	31,546
2,114	Arrow Financial Corp.	49,764
12,925	Ashford Hospitality Trust, Inc. REIT	18,354
3,821	Asset Acceptance Capital Corp. *	16,010
4,697	Associated Estates Realty Corp. REIT	34,852
8,396	Assured Guaranty Ltd. (Bermuda)	64,061
3,056	Asta Funding, Inc.	5,440
2,153	Avatar Holdings, Inc. *	55,870
2,177	Baldwin & Lyons, Inc., Class B	36,552

791	BancFirst Corp.	28,175
12,502	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	131,146
3,983	Bank Mutual Corp.	35,170
3,405	Bank of Granite Corp.	10,692
1,443	Bank of the Ozarks, Inc.	32,742
4,971	BankAtlantic Bancorp, Inc., Class A	11,533
2,603	BankFinancial Corp.	25,067
27,286	BankUnited Financial Corp., Class A	7,094
3,093	Banner Corp.	9,743
2,118	Beneficial Mutual Bancorp, Inc. *	20,290
2,099	Berkshire Hills Bancorp, Inc.	49,368
6,719	BGC Partners, Inc., Class A	16,193
9,510	BioMed Realty Trust, Inc. REIT	104,990
7,049	BlackRock Kelso Capital Corp.	59,776
12,460	Boston Private Financial Holdings, Inc.	58,687
14,873	Brookline Bancorp, Inc.	143,822
13,350	Brown & Brown, Inc.	255,385
2,546	BRT Realty Trust REIT	10,693
3,111	Cadence Financial Corp.	13,471
4,235	Calamos Asset Management, Inc., Class A	25,241
1,079	California First National Bancorp	8,826
1,249	Camden National Corp.	29,102
2,005	Capital City Bank Group, Inc.	32,120
448	Capital Southwest Corp.	41,064
4,909	Capital Trust, Inc., Class A REIT	13,107
3,233	Capitol Bancorp Ltd.	19,430
1,929	Capitol Federal Financial	79,861
6,255	CapLease, Inc. REIT	10,008
10,805	Capstead Mortgage Corp. REIT	115,289
4,796	Cascade Bancorp	11,223
3,007	Cash America International, Inc.	54,968
7,749	Cathay General Bancorp	98,412
6,755	Cedar Shopping Centers, Inc. REIT	41,408
6,890	Central Pacific Financial Corp.	46,370
6,299	Chemical Financial Corp.	143,617
4,191	City Bank	13,202
2,398	City Holding Co.	61,653
2,623	CNA Surety Corp. *	43,411
657	Cohen & Steers, Inc.	7,096
2,273	Columbia Banking System, Inc.	20,230
6,053	Community Bank System, Inc.	108,651
2,996	Community Trust Bancorp, Inc.	83,798
2,572	Compass Diversified Holdings	27,803
9,563	Consumer Portfolio Services, Inc. *	5,068
6,148	Corporate Office Properties Trust REIT	162,184
15,128	Corus Bankshares, Inc.	16,792
6,185	Cowen Group, Inc. *	35,564
8,799	Crawford & Co., Class A *	51,122
13,718	Crawford & Co., Class B *	123,050
1,550	Credit Acceptance Corp. *	27,978
14,542	CVB Financial Corp.	130,733
22,958	DCT Industrial Trust, Inc. REIT	83,797
7,696	Delphi Financial Group, Inc., Class A	116,748
9,158	DiamondRock Hospitality Co. REIT	37,548
2,970	Digital Realty Trust, Inc. REIT	94,743
6,171	Dime Community Bancshares, Inc.	62,019
3,668	Dollar Financial Corp. *	28,794
3,145	Donegal Group, Inc., Class A	44,093
9,742	Douglas Emmett, Inc. REIT	90,601
9,800	East West Bancorp, Inc.	93,002
3,536	EastGroup Properties, Inc. REIT	107,424
7,497	Eaton Vance Corp.	143,493

4,118	Education Realty Trust, Inc. REIT	19,149
674	EMC Insurance Group, Inc.	13,089
7,973	Employers Holdings, Inc.	107,954
6,060	Encore Capital Group, Inc. *	31,876
572	Enstar Group Ltd. (Bermuda) *	30,974
4,898	Entertainment Properties Trust REIT	110,940
3,549	Equity Lifestyle Properties, Inc. REIT	133,904
2,507	Essex Property Trust, Inc. REIT	165,587
2,921	Evercore Partners, Inc., Class A	32,803
9,162	Extra Space Storage, Inc. REIT	74,304
5,812	EZCORP, Inc., Class A *	78,869
21,470	F.N.B. Corp.	169,828
1,881	Farmers Capital Bank Corp.	34,761
3,139	FBL Financial Group, Inc., Class A	32,363
7,451	FBR Capital Markets Corp. *	25,631
2,781	FCStone Group, Inc. *	10,707
1,888	Federal Agricultural Mortgage Corp., Class C	6,268
13,092	FelCor Lodging Trust, Inc. REIT	18,983
3,598	Financial Federal Corp.	78,149
1,836	Financial Institutions, Inc.	15,349
5,692	First Acceptance Corp. *	15,995
3,405	First Bancorp	48,998
24,940	First BanCorp.	177,323
3,077	First Busey Corp.	26,924
4,948	First Cash Financial Services, Inc. *	83,225
1,330	First Citizens BancShares, Inc., Class A	186,014
19,957	First Commonwealth Financial Corp.	191,388
1,956	First Community Bancshares, Inc.	33,663
7,954	First Financial Bancorp	64,586
2,654	First Financial Bankshares, Inc.	117,811
1,934	First Financial Corp.	64,112
2,974	First Financial Holdings, Inc.	45,026
9,850	First Marblehead (The) Corp. *	11,328
4,125	First Merchants Corp.	64,680
2,131	First Mercury Financial Corp. *	23,548
8,826	First Midwest Bancorp, Inc.	88,260
23,055	First Niagara Financial Group, Inc.	301,097
5,288	First Place Financial Corp.	15,177
4,554	First Potomac Realty Trust REIT	37,707
4,294	First State Bancorp	4,208
5,094	FirstFed Financial Corp. *	4,330
6,955	Flagstone Reinsurance Holdings Ltd. (Bermuda)	58,352
3,119	Flushing Financial Corp.	24,702
7,346	Forest City Enterprises, Inc., Class A	49,659
1,429	FPIC Insurance Group, Inc. *	55,631
17,861	Franklin Street Properties Corp. REIT	203,972
7,532	Frontier Financial Corp.	13,332
1,921	GAMCO Investors, Inc., Class A	60,012
3,665	Getty Realty Corp. REIT	76,012
2,638	GFI Group, Inc.	8,283
7,321	Glacier Bancorp, Inc.	112,377
3,913	Gladstone Capital Corp.	34,395
17,501	Glimcher Realty Trust REIT	32,377
2,052	Great Southern Bancorp, Inc.	21,751
2,263	Greene Bankshares, Inc.	22,381
799	Greenhill & Co., Inc.	51,951
4,922	Grubb & Ellis Co.	3,101
14,002	Guaranty Bancorp *	21,283
3,922	Hancock Holding Co.	107,345
8,661	Hanmi Financial Corp.	16,543
4,830	Harleysville Group, Inc.	137,365
9,835	Harleysville National Corp.	91,564

2,950	Heartland Financial USA, Inc.	40,622
7,085	Hersha Hospitality Trust REIT	17,217
4,871	Hilltop Holdings, Inc. *	48,710
8,647	Horace Mann Educators Corp.	80,849
1,813	IBERIABANK Corp.	76,853
2,215	Independence Holding Co.	6,645
2,881	Independent Bank Corp.	53,414
8,554	Independent Bank Corp.	13,601
2,828	Infinity Property & Casualty Corp.	108,595
10,980	Inland Real Estate Corp. REIT	108,373
5,287	Integra Bank Corp.	8,512
626	IntercontinentalExchange, Inc. *	35,638
8,530	International Bancshares Corp.	155,417
4,224	Invesco Ltd.	49,801
3,165	Investment Technology Group, Inc. *	68,617
4,169	Investors Bancorp, Inc. *	44,525
11,846	Investors Real Estate Trust REIT	117,868
5,717	Irwin Financial Corp.	13,664
7,183	JER Investors Trust, Inc. REIT	6,249
2,394	Jones Lang LaSalle, Inc.	56,522
930	Kansas City Life Insurance Co.	29,453
2,190	KBW, Inc. *	41,128
1,452	Kearny Financial Corp.	15,667
4,736	Kilroy Realty Corp. REIT	108,265
5,015	Kite Realty Group Trust REIT	23,219
11,625	Knight Capital Group, Inc., Class A *	209,598
28,744	LaBranche & Co., Inc. *	197,184
4,351	Lakeland Bancorp, Inc.	33,981
6,003	LaSalle Hotel Properties REIT	50,005
6,412	Lazard Ltd., Class A (Bermuda)	169,918
25,617	Lexington Realty Trust REIT	113,483
3,880	LTC Properties, Inc. REIT	80,277
4,198	Macatawa Bank Corp.	11,377
7,730	Maguire Properties, Inc. REIT	16,078
4,074	MainSource Financial Group, Inc.	39,803
7,485	Max Capital Group Ltd. (Bermuda)	127,320
5,462	MB Financial, Inc.	89,249
6,140	MBT Financial Corp.	16,148
23,314	MCG Capital Corp.	15,854
8,776	Meadowbrook Insurance Group, Inc.	53,270
8,632	Medical Properties Trust, Inc. REIT	39,276
1,405	Merchants Bancshares, Inc.	27,468
29,451	MFA Mortgage Investments, Inc. REIT	168,754
4,155	Mid-America Apartment Communities, Inc. REIT	122,739
4,425	Midwest Banc Holdings, Inc.	5,177
9,129	Mission West Properties, Inc. REIT	63,629
7,529	MSCI, Inc., Class A *	130,703
3,743	Nara Bancorp, Inc.	22,121
977	NASB Financial, Inc.	20,283
6,918	National Financial Partners Corp.	17,779
5,804	National Health Investors, Inc. REIT	151,194
8,909	National Penn Bancshares, Inc.	86,239
13,170	National Retail Properties, Inc. REIT	190,043
739	National Western Life Insurance Co., Class A	91,732
1,440	Navigators Group (The), Inc. *	73,930
6,639	NBT Bancorp, Inc.	151,635
14,591	NewAlliance Bancshares, Inc.	160,355
10,149	NewStar Financial, Inc. *	30,041
9,422	NorthStar Realty Finance Corp. REIT	36,557
1,352	Northwest Bancorp, Inc.	25,093
1,319	NYMAGIC, Inc.	22,502
2,246	OceanFirst Financial Corp.	28,794

18,352	Ocwen Financial Corp. *	163,333
16,029	Old National Bancorp	204,048
2,085	Old Second Bancorp, Inc.	18,640
8,242	Omega Healthcare Investors, Inc. REIT	120,580
2,561	One Liberty Properties, Inc. REIT	15,750
1,761	optionsXpress Holdings, Inc.	19,177
3,622	Oriental Financial Group, Inc.	18,291
1,487	Oritani Financial Corp. *	22,171
9,815	Pacific Capital Bancorp	104,137
5,696	PacWest Bancorp	96,319
3,697	Park National Corp.	200,562
3,619	Parkway Properties, Inc. REIT	53,995
2,985	Penson Worldwide, Inc. *	17,850
2,326	Peoples Bancorp, Inc.	23,423
1,227	Pico Holdings, Inc. *	31,190
4,930	Piper Jaffray Cos. *	141,540
7,600	PMA Capital Corp., Class A *	41,876
4,390	PMC Commercial Trust REIT	32,267
1,511	Portfolio Recovery Associates, Inc. *	35,644
5,311	Presidential Life Corp.	51,357
2,119	PrivateBancorp, Inc.	30,895
4,139	ProAssurance Corp. *	195,609
3,881	Prospect Capital Corp.	42,031
3,007	Prosperity Bancshares, Inc.	81,339
14,944	Provident Bankshares Corp.	95,940
12,004	Provident Financial Services, Inc.	131,204
4,773	Provident New York Bancorp	45,344
2,230	PS Business Parks, Inc. REIT	95,667
34,456	RAIT Financial Trust REIT	59,609
26,486	RAM Holdings Ltd. (Bermuda) *	12,978
4,287	Ramco-Gershenson Properties Trust REIT	21,092
2,689	Renasant Corp.	32,564
3,639	Republic Bancorp, Inc., Class A	65,502
4,860	Resource Capital Corp. REIT	14,920
6,587	Rewards Network, Inc. *	17,390
2,758	RLI Corp.	155,799
2,185	Royal Bancshares of Pennsylvania, Class A	8,303
5,017	S&T Bancorp, Inc.	127,582
1,736	S.Y. Bancorp, Inc.	39,546
3,244	Safety Insurance Group, Inc.	113,605
2,583	Sandy Spring Bancorp, Inc.	36,472
2,978	Santander BanCorp	24,777
1,181	Saul Centers, Inc. REIT	38,619
1,354	SCBT Financial Corp.	36,368
3,544	SeaBright Insurance Holdings, Inc. *	36,751
5,283	Seacoast Banking Corp. of Florida	24,249
8,277	Security Bank Corp.	6,622
6,691	SEI Investments Co.	84,775
2,873	Signature Bank *	73,807
2,525	Simmons First National Corp., Class A	62,216
2,839	Southwest Bancorp, Inc.	29,753
4,075	Sovran Self Storage, Inc. REIT	105,950
6,709	St. Joe (The) Co. *	161,351
6,209	State Auto Financial Corp.	137,219
4,702	StellarOne Corp.	61,314
4,166	Sterling Bancorp	45,909
9,586	Sterling Bancshares, Inc.	53,298
8,389	Sterling Financial Corp. of Spokane	15,520
1,724	Stifel Financial Corp. *	60,409
12,732	Strategic Hotels & Resorts, Inc. REIT	17,443
1,475	Suffolk Bancorp	45,002
3,736	Sun Bancorp, Inc. *	21,146

5,775	Sun Communities, Inc. REIT	69,300
10,568	Sunstone Hotel Investors, Inc. REIT	45,548
11,880	Susquehanna Bancshares, Inc.	130,680
3,084	SVB Financial Group *	64,055
8,153	SWS Group, Inc.	119,441
3,395	Tanger Factory Outlet Centers, Inc. REIT	102,869
3,083	Taubman Centers, Inc. REIT	61,198
1,682	Taylor Capital Group, Inc.	10,748
4,087	Texas Capital Bancshares, Inc. *	46,142
6,433	Thomas Weisel Partners Group, Inc. *	19,878
5,215	TICC Capital Corp.	19,035
3,963	TierOne Corp.	6,380
1,004	Tompkins Financial Corp.	50,351
11,071	Triad Guaranty, Inc. *	4,982
2,796	TriCo Bancshares	56,311
18,205	TrustCo Bank Corp. NY	121,974
13,771	UCBH Holdings, Inc.	32,086
3,385	UMB Financial Corp.	131,135
11,847	Umpqua Holdings Corp.	116,101
2,733	Union Bankshares Corp.	42,717
5,046	United America Indemnity Ltd., Class A *	53,387
8,383	United Bankshares, Inc.	175,959
8,264	United Community Banks, Inc.	42,560
11,902	United Community Financial Corp.	6,070
2,776	United Fire & Casualty Co.	55,659
9,706	United PanAm Financial Corp. *	10,385
2,329	Universal Health Realty Income Trust REIT	71,267
2,498	Univest Corp. of Pennsylvania	57,204
5,621	Urstadt Biddle Properties, Inc., Class A REIT	83,135
12,326	U-Store-It Trust REIT	46,223
5,102	Validus Holdings Ltd.	116,428
7,055	Vestin Realty Mortgage II, Inc. REIT	22,153
5,753	W.P. Carey & Co. LLC	123,632
6,667	Waddell & Reed Financial, Inc., Class A	94,138
7,694	Washington REIT	183,194
2,727	Washington Trust Bancorp, Inc.	44,614
1,367	Waterstone Financial, Inc. *	3,376
4,882	WesBanco, Inc.	100,862
3,647	West Bancorporation, Inc.	29,541
3,136	West Coast Bancorp	9,314
3,706	Westamerica Bancorp	158,357
6,005	Western Alliance Bancorp *	45,698
1,482	Winthrop Realty Trust REIT	14,998
3,729	Wintrust Financial Corp.	49,857
2,604	World Acceptance Corp. *	49,867
927	WSFS Financial Corp.	23,917
5,586	Zenith National Insurance Corp.	156,631
		20,088,520
	Health Care—9.0%
8,568	Advanced Medical Optics, Inc. *	188,239
5,736	Affymetrix, Inc. *	18,240
1,074	Air Methods Corp. *	20,943
4,017	Albany Molecular Research, Inc. *	34,426
5,132	Alliance Imaging, Inc. *	45,470
15,890	Allied Healthcare International, Inc. *	15,731
5,675	Allscripts-Misys Healthcare Solutions, Inc.	47,784
1,830	Amedisys, Inc. *	75,451
6,767	America Service Group, Inc. *	77,144
4,033	American Medical Systems Holdings, Inc. *	43,153
6,403	AMN Healthcare Services, Inc. *	43,540

5,132	AmSurg Corp. *	100,536
973	Analogic Corp.	24,325
2,637	Angiodynamics, Inc. *	35,863
3,817	Animal Health International, Inc. *	5,955
10,793	Assisted Living Concepts, Inc., Class A *	42,848
2,004	Bio-Rad Laboratories, Inc., Class A *	127,334
11,659	BioScrip, Inc. *	19,704
2,467	Bruker Corp. *	9,942
8,726	Cambrex Corp. *	28,534
2,594	Cantel Medical Corp. *	38,884
3,437	Catalyst Health Solutions, Inc. *	75,683
4,455	Celera Corp. *	37,600
8,274	Centene Corp. *	146,698
2,055	Chemed Corp.	82,467
4,868	CONMED Corp. *	76,184
5,795	Cooper (The) Cos., Inc.	109,931
1,027	Corvel Corp. *	18,116
9,552	Cross Country Healthcare, Inc. *	71,544
897	Dionex Corp. *	45,424
2,140	Eclipsys Corp. *	18,746
5,190	Edwards Lifesciences Corp. *	298,372
9,522	Emergency Medical Services Corp., Class A *	319,176
8,703	Endo Pharmaceuticals Holdings, Inc. *	195,556
2,095	Ensign Group (The), Inc.	34,484
746	Facet Biotech Corp. *	4,536
7,946	Five Star Quality Care, Inc. *	15,177
2,468	Gen-Probe, Inc. *	111,109
8,369	Gentiva Health Services, Inc. *	211,567
3,199	Greatbatch, Inc. *	74,537
1,926	Haemonetics Corp. *	113,923
8,241	Hanger Orthopedic Group, Inc. *	112,490
8,877	Healthsouth Corp. *	88,237
7,386	Healthspring, Inc. *	128,664
17,790	HealthTronics, Inc. *	32,734
2,766	Healthways, Inc. *	38,226
7,510	Hlth Corp. *	85,464
5,314	Hologic, Inc. *	62,652
1,376	ICU Medical, Inc. *	41,982
2,401	IDEXX Laboratories, Inc. *	78,753
1,955	Immucor, Inc. *	54,173
1,349	Integra LifeSciences Holdings Corp. *	37,421
352	Intuitive Surgical, Inc. *	36,337
6,295	Invacare Corp.	119,983
2,940	inVentiv Health, Inc. *	28,048
4,347	Inverness Medical Innovations, Inc. *	106,371
954	Kendle International, Inc. *	18,221
3,335	Kinetic Concepts, Inc. *	80,374
3,419	KV Pharmaceutical Co., Class A *	2,222
1,177	Landauer, Inc.	80,719
2,736	LCA-Vision, Inc.	6,895
2,719	Martek Biosciences Corp. *	71,918
4,202	MedCath Corp. *	26,431
4,378	Medicis Pharmaceutical Corp., Class A	60,986
2,873	MEDNAX, Inc. *	96,447
958	Meridian Bioscience, Inc.	20,367
2,520	Merit Medical Systems, Inc. *	38,783
3,661	Millipore Corp. *	201,941
2,024	Molina Healthcare, Inc. *	35,501
1,761	MWI Veterinary Supply, Inc. *	36,858
1,257	National Healthcare Corp.	57,194
5,345	Odyssey HealthCare, Inc. *	53,022
2,180	Orthofix International N.V. (Netherlands) *	34,793

7,325	Par Pharmaceutical Cos., Inc. *	90,171
4,015	Parexel International Corp. *	39,708
3,836	PDI, Inc. *	17,722
3,728	PDL BioPharma, Inc. *	23,934
4,905	Pharmaceutical Product Development, Inc.	117,180
1,802	PharmaNet Development Group, Inc. *	2,361
9,108	PSS World Medical, Inc. *	144,635
3,667	Psychiatric Solutions, Inc. *	95,342
4,021	RehabCare Group, Inc. *	56,093
4,752	Res-Care, Inc. *	64,390
16,765	Rural/Metro Corp. *	27,662
5,908	Salix Pharmaceuticals Ltd. *	47,264
1,309	Sirona Dental Systems, Inc. *	15,721
8,150	Skilled Healthcare Group, Inc., Class A *	67,890
7,147	STERIS Corp.	190,110
6,104	Sun Healthcare Group, Inc. *	69,158
6,699	Sunrise Senior Living, Inc. *	8,039
2,650	Symmetry Medical, Inc. *	18,153
1,479	Techne Corp. *	88,696
4,634	Thoratec Corp. *	134,247
5,599	Triple-S Management Corp., Class B *	80,570
6,211	Universal American Financial Corp. *	61,303
13,048	Valeant Pharmaceuticals International *	283,141
3,080	Varian, Inc. *	85,747
5,093	VCA Antech, Inc. *	95,850
7,093	ViroPharma, Inc. *	85,116
4,071	Waters Corp. *	147,248
2,606	WellCare Health Plans, Inc. *	38,517
3,199	West Pharmaceutical Services, Inc.	106,271
1,534	Wright Medical Group, Inc. *	31,815
2,175	Zoll Medical Corp. *	34,822
		7,447,959
	Industrials—18.1%
4,725	A.O. Smith Corp.	129,843
4,172	AAR Corp. *	75,680
9,227	ABM Industries, Inc.	137,021
14,445	ACCO Brands Corp. *	27,734
5,534	Aceto Corp.	49,474
5,480	Actuant Corp., Class A	90,310
3,711	Administaff, Inc.	78,265
701	Advisory Board (The) Co. *	12,268
773	Aegean Marine Petroleum Network, Inc. (Greece)	13,226
5,420	AerCap Holdings N.V. (Netherlands) *	26,450
54,215	Air Transport Services Group, Inc. *	13,012
3,727	Aircastle Ltd. (Bermuda)	15,206
27,441	AirTran Holdings, Inc. *	112,508
1,885	Alamo Group, Inc.	23,657
4,742	Albany International Corp., Class A	47,467
3,914	Altra Holdings, Inc. *	27,515
2,182	American Commercial Lines, Inc. *	8,815
1,101	American Railcar Industries, Inc.	9,237
4,681	American Reprographics Co. *	28,460
3,436	American Woodmark Corp.	51,712
821	Ameron International Corp.	40,927
762	Ampco-Pittsburgh Corp.	14,089
350	Amrep Corp. *	9,713
5,413	Apogee Enterprises, Inc.	55,483
6,831	Applied Industrial Technologies, Inc.	107,861
2,457	Argon ST, Inc. *	47,027
3,967	Aries Maritime Transport Ltd. (Bermuda)	3,055

8,050	Arkansas Best Corp.	188,290
2,288	Astec Industries, Inc. *	56,216
4,086	ATC Technology Corp. *	53,322
3,550	Atlas Air Worldwide Holdings, Inc. *	51,511
4,533	Baldor Electric Co.	63,507
5,803	Barnes Group, Inc.	65,574
5,395	BE Aerospace, Inc. *	52,170
16,460	Beacon Roofing Supply, Inc. *	209,535
4,518	Belden CDT, Inc.	59,005
6,929	Blount International, Inc. *	58,065
7,116	Bowne & Co., Inc.	19,926
7,096	Brady Corp., Class A	148,448
1,515	Bucyrus International, Inc.	23,483
13,611	Builders FirstSource, Inc. *	16,742
7,619	C&D Technologies, Inc. *	22,705
1,469	Cascade Corp.	33,625
6,840	Casella Waste Systems, Inc., Class A *	18,878
8,649	CBIZ, Inc. *	70,316
4,476	CDI Corp.	47,983
6,603	Celadon Group, Inc. *	51,635
8,901	Cenveo, Inc. *	35,159
3,013	Ceradyne, Inc. *	68,757
2,357	Chart Industries, Inc. *	19,940
11,482	China Yuchai International Ltd. (Bermuda)	49,258
1,182	CIRCOR International, Inc.	26,300
4,412	CLARCOR, Inc.	133,860
1,814	Clean Harbors, Inc. *	97,067
3,491	Coleman Cable, Inc. *	12,219
3,050	Columbus McKinnon Corp. *	38,796
6,358	Comfort Systems USA, Inc.	65,042
9,996	Commercial Vehicle Group, Inc. *	9,996
924	Compx International, Inc.	5,230
2,449	COMSYS IT Partners, Inc. *	4,898
2,137	Consolidated Graphics, Inc. *	34,427
2,887	Copa Holdings S.A., Class A (Panama)	75,755
3,493	Copart, Inc. *	84,146
2,961	Cornell Cos., Inc. *	45,185
2,361	Corporate Executive Board (The) Co.	47,692
1,074	CoStar Group, Inc. *	31,812
1,983	Courier Corp.	31,153
8,619	Covenant Transport, Inc., Class A *	15,687
1,552	CRA International, Inc. *	32,608
2,883	Cubic Corp.	78,302
4,244	Curtiss-Wright Corp.	137,081
1,699	Danaos Corp. (Greece)	13,286
6,526	Dayton Superior Corp. *	4,633
4,591	Deswell Industries, Inc. (Hong Kong)	7,805
2,880	Diana Shipping, Inc. (Greece)	38,275
5,899	Donaldson Co., Inc.	183,577
1,087	DryShips, Inc. (Greece)	7,207
1,774	Ducommun, Inc.	33,600
2,466	Dun & Bradstreet (The) Corp.	187,416
13,576	Dycom Industries, Inc. *	92,453
1,702	Dynamex, Inc. *	18,858
6,615	DynCorp International, Inc., Class A *	99,490
2,915	Eagle Bulk Shipping, Inc.	15,566
5,275	Encore Wire Corp.	87,090
2,552	Energy Conversion Devices, Inc. *	64,234
9,773	EnergySolutions, Inc.	43,881
8,385	EnerSys *	76,387
6,066	Ennis, Inc.	67,879
4,687	EnPro Industries, Inc. *	85,772

3,203	ESCO Technologies, Inc. *	113,514
3,211	Esterline Technologies Corp. *	115,885
2,643	Excel Maritime Carriers Ltd. (Liberia)	17,444
13,976	Federal Signal Corp.	94,338
6,025	First Advantage Corp., Class A *	76,759
123	First Solar, Inc. *	17,564
1,940	Forward Air Corp.	39,304
2,104	Franklin Electric Co., Inc.	54,683
1,745	FreightCar America, Inc.	33,417
4,767	Frozen Food Express Industries, Inc.	19,640
2,453	FTI Consulting, Inc. *	100,598
3,064	G&K Services, Inc., Class A	56,531
5,487	Gardner Denver, Inc. *	119,452
1,937	Genco Shipping & Trading Ltd.	30,120
3,208	General Cable Corp. *	52,804
2,975	Genesee & Wyoming, Inc., Class A *	80,831
3,482	Geo Group (The), Inc. *	51,534
9,648	Gibraltar Industries, Inc.	98,699
1,574	Gorman-Rupp (The) Co.	40,294
6,741	Graco, Inc.	143,381
7,048	GrafTech International Ltd. *	56,454
5,215	Great Lakes Dredge & Dock Corp.	17,418
3,956	Greenbrier Cos., Inc.	21,956
28,327	Griffon Corp. *	281,853
2,498	H&E Equipment Services, Inc. *	16,662
8,338	Hawaiian Holdings, Inc. *	33,936
2,877	Healthcare Services Group, Inc.	44,076
6,090	Heartland Express, Inc.	81,971
380	Heico Corp.	15,021
944	Heico Corp., Class A	27,461
2,026	Heidrick & Struggles International, Inc.	30,795
3,415	Herley Industries, Inc. *	38,043
5,584	Herman Miller, Inc.	61,368
8,283	Hexcel Corp. *	68,666
3,751	Horizon Lines, Inc., Class A	12,903
4,924	Hub Group, Inc., Class A *	111,775
13,686	Hudson Highland Group, Inc. *	33,668
4,863	ICT Group, Inc. *	18,868
6,058	IDEX Corp.	136,971
1,754	II-VI, Inc. *	33,028
6,870	Insituform Technologies, Inc., Class A *	128,881
3,544	Insteel Industries, Inc.	27,289
4,872	Integrated Electrical Services, Inc. *	40,291
6,373	Interface, Inc., Class A	26,002
5,362	Interline Brands, Inc. *	42,896
2,826	International Shipholding Corp.	60,759
2,424	Kadant, Inc. *	24,337
4,677	Kaman Corp.	89,284
3,168	Kaydon Corp.	86,170
9,748	Kforce, Inc. *	60,925
1,960	KHD Humboldt Wedag International Ltd. (Canada) *	19,463
16,514	Kimball International, Inc., Class B	113,781
4,237	Kirby Corp. *	101,603
5,262	Knight Transportation, Inc.	70,195
8,797	Knoll, Inc.	59,996
5,908	Korn/Ferry International *	55,535
41,263	Kratos Defense & Security Solutions, Inc. *	48,690
1,410	Ladish Co., Inc. *	16,032
3,748	Landstar System, Inc.	134,441
1,854	Lawson Products, Inc.	35,448
1,773	Layne Christensen Co. *	27,978
5,669	LECG Corp. *	18,538

4,120	LSI Industries, Inc.	18,746
4,786	Lydall, Inc. *	17,660
1,647	M&F Worldwide Corp. *	17,458
3,576	Mac-Gray Corp. *	23,155
6,200	Manitowoc (The) Co., Inc.	34,100
4,054	Marten Transport Ltd. *	71,594
9,067	MasTec, Inc. *	96,382
3,841	McGrath Rentcorp	80,546
51,885	Mesa Air Group, Inc. *	7,783
1,941	Michael Baker Corp. *	67,857
645	Middleby (The) Corp. *	14,938
3,435	Miller Industries, Inc. *	18,824
3,239	Mine Safety Appliances Co.	63,549
4,832	Mobile Mini, Inc. *	61,076
8,836	Monster Worldwide, Inc. *	81,380
5,999	Moog, Inc., Class A *	179,730
18,974	MPS Group, Inc. *	114,793
7,399	Navigant Consulting, Inc. *	106,028
7,786	Navios Maritime Holdings, Inc. (Greece)	27,874
5,963	NCI Building Systems, Inc. *	69,111
3,648	NN, Inc.	6,202
2,455	Nordson Corp.	74,166
1,408	Northwest Pipe Co. *	49,646
5,922	Old Dominion Freight Line, Inc. *	148,524
5,339	Orbital Sciences Corp. *	89,535
1,266	P.A.M. Transportation Services, Inc. *	6,330
8,302	Pacer International, Inc.	71,397
3,561	Park-Ohio Holdings Corp. *	13,104
6,431	Perini Corp. *	134,086
9,522	PGT, Inc. *	9,503
3,625	Pike Electric Corp. *	40,781
6,373	Pinnacle Airlines Corp. *	12,746
4,112	Polypore International, Inc. *	28,455
994	Powell Industries, Inc. *	23,737
2,177	Protection One, Inc. *	6,204
11,812	Quality Distribution, Inc. *	27,522
4,666	Quanex Building Products Corp.	39,614
12,235	Quanta Services, Inc. *	261,583
1,458	Raven Industries, Inc.	31,799
1,674	RBC Bearings, Inc. *	30,601
5,027	Regal-Beloit Corp.	170,717
5,457	Republic Airways Holdings, Inc. *	44,693
6,129	Resources Connection, Inc. *	88,687
4,110	Robbins & Myers, Inc.	71,062
3,182	Rollins, Inc.	49,639
6,766	RSC Holdings, Inc. *	48,039
5,534	Rush Enterprises, Inc., Class A *	50,359
2,502	Rush Enterprises, Inc., Class B *	22,093
7,609	Saia, Inc. *	81,340
2,052	Schawk, Inc.	16,703
4,988	School Specialty, Inc. *	82,302
4,409	Seaspan Corp. (Hong Kong)	46,647
4,792	Simpson Manufacturing Co., Inc.	96,175
29,225	Spherion Corp. *	41,792
967	Standard Parking Corp. *	18,508
11,891	Standard Register (The) Co.	86,448
4,497	Standex International Corp.	69,029
932	Stanley, Inc. *	28,202
3,301	Stericycle, Inc. *	161,485
1,026	SunPower Corp., Class A *	34,433
3,033	SunPower, Corp., Class B *	80,132
3,853	Sykes Enterprises, Inc. *	64,384

4,380	Sypris Solutions, Inc.	5,563
3,175	TAL International Group, Inc.	33,274
1,710	TBS International Ltd., Class A (Bermuda) *	16,826
7,854	Tecumseh Products Co., Class A *	64,403
1,817	Tecumseh Products Co., Class B *	14,899
3,802	Teledyne Technologies, Inc. *	105,962
2,106	Tennant Co.	28,515
9,395	Tetra Tech, Inc. *	218,245
2,377	Textainer Group Holdings Ltd.	20,656
5,996	Thermadyne Holdings Corp. *	20,986
2,042	Titan International, Inc.	15,846
3,733	Toro (The) Co.	110,534
2,060	TransDigm Group, Inc. *	70,205
6,945	TRC Cos., Inc. *	20,210
7,199	Tredegar Corp.	118,784
3,480	Trex Co., Inc. *	51,469
9,922	Trimas Corp. *	14,288
2,068	Triumph Group, Inc.	93,639
10,853	TrueBlue, Inc. *	92,251
2,529	Ultrapetrol Bahamas Ltd. *	5,766
5,604	Universal Forest Products, Inc.	117,684
2,903	Universal Truckload Services, Inc. *	35,881
3,612	USA Truck, Inc. *	52,085
13,089	UTi Worldwide, Inc. (British Virgin Islands)	143,455
1,306	Valmont Industries, Inc.	52,997
4,900	Viad Corp.	108,927
8,839	Volt Information Sciences, Inc. *	47,112
12,787	Wabash National Corp.	36,059
3,511	Wabtec Corp.	105,084
8,346	Waste Connections, Inc. *	242,200
6,504	Waste Services, Inc. *	32,975
4,712	Watsco, Inc.	155,732
3,394	Watson Wyatt Worldwide, Inc., Class A	157,821
5,751	Watts Water Technologies, Inc., Class A	128,132
9,284	Westaff, Inc. *	9,470
2,501	Willis Lease Finance Corp. *	23,609
5,097	Woodward Governor Co.	104,845
9,428	Xerium Technologies, Inc.	4,620
		15,074,946
	Information Technology—14.7%
52,650	3Com Corp. *	122,675
4,238	ACI Worldwide, Inc. *	72,004
3,811	Actel Corp. *	34,375
17,448	Acxiom Corp.	165,930
28,913	Adaptec, Inc. *	80,667
10,911	ADC Telecommunications, Inc. *	55,319
8,663	ADTRAN, Inc.	131,244
4,273	Advanced Energy Industries, Inc. *	38,372
8,163	Agilysys, Inc.	29,142
4,312	Akamai Technologies, Inc. *	58,126
2,857	Ansys, Inc. *	71,025
8,759	Applied Micro Circuits Corp. *	35,036
7,419	Ariba, Inc. *	56,681
20,963	Arris Group, Inc. *	149,257
13,287	Asyst Technologies, Inc. *	3,587
1,420	Atheros Communications, Inc. *	17,054
2,906	ATMI, Inc. *	39,260
5,927	Avid Technology, Inc. *	59,329
8,002	Avocent Corp. *	114,829
15,077	Axcelis Technologies, Inc. *	4,297

1,536	Bel Fuse, Inc., Class B	23,409
3,922	Black Box Corp.	85,617
31,548	Borland Software Corp. *	19,560
12,621	Brightpoint, Inc. *	59,066
18,756	Brocade Communications Systems, Inc. *	71,460
13,306	Brooks Automation, Inc. *	60,808
2,806	Cabot Microelectronics Corp. *	63,865
12,101	CDC Corp., Class A (Hong Kong) *	9,560
5,336	Checkpoint Systems, Inc. *	47,757
33,623	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan, Republic of China) *	8,910
26,776	Ciber, Inc. *	116,743
6,976	Cirrus Logic, Inc. *	19,672
2,107	Cogent, Inc. *	24,525
3,915	Cognex Corp.	51,130
7,692	Cognizant Technology Solutions Corp., Class A *	144,071
3,097	Cohu, Inc.	30,908
5,611	CommScope, Inc. *	80,911
2,020	Comtech Telecommunications Corp. *	78,376
1,648	Concur Technologies, Inc. *	40,689
12,885	Conexant Systems, Inc. *	8,504
2,780	CPI International, Inc. *	21,323
6,594	Cree, Inc. *	131,418
9,356	CSG Systems International, Inc. *	135,662
8,074	CTS Corp.	41,500
4,311	Cymer, Inc. *	87,944
10,409	Cypress Semiconductor Corp. *	46,945
2,362	Daktronics, Inc.	20,384
1,804	DealerTrack Holdings, Inc. *	20,548
4,146	Digi International, Inc. *	31,510
2,872	Digital River, Inc. *	71,139
2,193	Diodes, Inc. *	14,211
3,795	Dolby Laboratories, Inc., Class A *	97,000
4,472	DSP Group, Inc. *	29,113
26,990	EarthLink, Inc. *	203,235
3,527	Electro Rent Corp.	37,386
3,735	Electro Scientific Industries, Inc. *	23,605
8,058	Electronics for Imaging, Inc. *	71,636
1,701	EMS Technologies, Inc. *	40,824
9,312	Emulex Corp. *	53,172
22,021	Entegris, Inc. *	30,609
5,196	Epicor Software Corp. *	18,394
3,930	EPIQ Systems, Inc. *	69,640
994	Equinix, Inc. *	53,030
3,725	Euronet Worldwide, Inc. *	37,436
5,598	Exar Corp. *	37,898
13,540	Extreme Networks, Inc. *	23,966
5,859	F5 Networks, Inc. *	129,894
1,518	Factset Research Systems, Inc.	60,416
6,436	Fair Isaac Corp.	81,737
4,003	FEI Co. *	72,855
4,413	FLIR Systems, Inc. *	110,193
5,982	Formfactor, Inc. *	93,080
1,354	Forrester Research, Inc. *	28,272
2,901	Gartner, Inc. *	41,078
2,785	Genpact Ltd. *	22,809
7,596	Gerber Scientific, Inc. *	23,851
10,438	Gevity HR, Inc.	20,980
11,400	Global Cash Access Holdings, Inc. *	30,894
5,087	Global Payments, Inc.	176,570
2,813	GSI Commerce, Inc. *	24,107
6,685	GTSI Corp. *	36,066
1,226	Heartland Payment Systems, Inc.	11,120

514	Hittite Microwave Corp. *	13,169
698	Hughes Communications, Inc. *	8,425
6,234	Hutchinson Technology, Inc. *	19,762
10,858	Hypercom Corp. *	16,504
3,356	i2 Technologies, Inc. *	20,941
8,599	Imation Corp.	83,754
7,655	infoGROUP, Inc.	28,247
3,079	Informatica Corp. *	39,288
10,952	InfoSpace, Inc. *	87,726
4,278	InterDigital, Inc. *	138,308
4,976	Intermec, Inc. *	61,802
3,357	Interwoven, Inc. *	52,940
16,162	Ipass, Inc. *	20,526
1,240	Itron, Inc. *	80,972
2,620	Ixia *	13,938
4,158	IXYS Corp.	28,482
2,298	j2 Global Communications, Inc. *	44,995
6,631	Jack Henry & Associates, Inc.	118,032
3,538	JDA Software Group, Inc. *	39,626
16,777	JDS Uniphase Corp. *	60,901
6,446	Jupitermedia Corp. *	3,287
17,337	Kulicke & Soffa Industries, Inc. *	26,526
11,951	L-1 Identity Solutions, Inc. *	86,645
28,986	Lattice Semiconductor Corp. *	44,638
10,938	Lawson Software, Inc. *	46,158
2,719	Littelfuse, Inc. *	41,601
4,655	Loral Space & Communications, Inc. *	61,493
7,218	Macrovision Solutions Corp. *	94,628
1,951	Manhattan Associates, Inc. *	29,928
3,443	ManTech International Corp., Class A *	184,648
4,686	Marchex, Inc., Class B	23,477
6,455	Mattson Technology, Inc. *	6,326
2,332	MAXIMUS, Inc.	86,657
16,091	Mentor Graphics Corp. *	74,984
6,701	Mercury Computer Systems, Inc. *	40,005
14,641	Merix Corp. *	5,271
7,816	Methode Electronics, Inc.	36,110
5,870	Micrel, Inc.	44,612
4,244	MICROS Systems, Inc. *	61,114
5,067	Microsemi Corp. *	42,563
897	MicroStrategy, Inc., Class A *	34,714
6,899	MKS Instruments, Inc. *	96,931
10,302	ModusLink Global Solutions, Inc. *	24,004
5,443	MSC.Software Corp. *	31,678
2,035	MTS Systems Corp.	53,297
1,361	Multi-Fineline Electronix, Inc. *	25,219
12,971	NAM TAI Electronics, Inc. (Hong Kong)	73,546
3,751	National Instruments Corp.	80,534
5,677	Ness Technologies, Inc. *	22,538
1,892	Net 1 UEPS Technologies, Inc. *	25,410
2,602	NETGEAR, Inc. *	28,934
2,733	NeuStar, Inc., Class A *	37,223
6,704	Newport Corp. *	35,866
31,011	Novell, Inc. *	114,741
9,141	NU Horizons Electronics Corp. *	14,351
7,487	Nuance Communications, Inc. *	73,822
6,578	OmniVision Technologies, Inc. *	44,007
42,287	ON Semiconductor Corp. *	176,337
19,595	Openwave Systems, Inc. *	14,304
8,836	Opnext, Inc. *	21,030
4,725	Orbotech Ltd. (Israel) *	19,656
2,831	OSI Systems, Inc. *	41,418

38,241	Palm, Inc. *	293,307
10,416	Parametric Technology Corp. *	93,744
3,493	Park Electrochemical Corp.	61,302
3,885	PC Connection, Inc. *	18,998
7,465	PC Mall, Inc. *	29,636
15,107	Photronics, Inc. *	24,020
9,283	Planar Systems, Inc. *	4,270
6,309	Plantronics, Inc.	64,036
6,031	Plexus Corp. *	87,208
21,006	PMC - Sierra, Inc. *	102,299
7,644	Polycom, Inc. *	107,398
42,124	Powerwave Technologies, Inc. *	18,956
3,459	Progress Software Corp. *	59,011
12,922	QLogic Corp. *	146,277
1,056	Quality Systems, Inc.	39,368
4,927	Quest Software, Inc. *	61,440
6,459	Rackable Systems, Inc. *	25,384
5,361	Radisys Corp. *	25,358
3,577	Rambus, Inc. *	32,408
14,294	RealNetworks, Inc. *	40,309
5,061	Red Hat, Inc. *	74,144
1,956	Renaissance Learning, Inc.	14,142
48,861	RF Micro Devices, Inc. *	52,770
10,116	Richardson Electronics Ltd.	37,733
2,442	Rofin-Sinar Technologies, Inc. *	41,245
1,976	Rogers Corp. *	48,412
5,023	Rudolph Technologies, Inc. *	14,115
698	Salesforce.com, Inc. *	18,574
4,661	Sapient Corp. *	19,856
4,978	ScanSource, Inc. *	93,188
7,025	Semtech Corp. *	82,544
10,255	Silicon Image, Inc. *	37,636
2,478	Silicon Laboratories, Inc. *	57,068
20,809	Silicon Storage Technology, Inc. *	42,658
1,782	SINA Corp. (China) *	36,460
8,122	SIRF Technology Holdings, Inc. *	8,284
20,834	Skyworks Solutions, Inc. *	90,003
11,382	Smart Modular Technologies (WWH), Inc. *	13,089
4,411	Solera Holdings, Inc. *	106,261
4,384	SonicWALL, Inc. *	15,432
19,330	Sonus Networks, Inc. *	25,516
984	SPSS, Inc. *	25,269
5,103	SRA International, Inc., Class A *	83,332
2,442	Standard Microsystems Corp. *	33,822
5,800	Startek, Inc. *	26,912
2,778	STEC, Inc. *	12,445
4,224	Super Micro Computer, Inc. *	22,260
7,963	Sybase, Inc. *	217,469
21,112	Sycamore Networks, Inc. *	49,613
12,665	Symmetricom, Inc. *	46,987
6,367	Symyx Technologies, Inc. *	30,562
1,970	Synaptics, Inc. *	46,433
1,174	Syntel, Inc.	25,300
7,100	Take-Two Interactive Software, Inc. *	49,842
4,750	Technitrol, Inc.	10,450
6,451	Tekelec *	80,121
4,988	TeleTech Holdings, Inc. *	40,353
8,818	Teradata Corp. *	115,780
1,772	Tessco Technologies, Inc. *	12,953
2,475	Tessera Technologies, Inc. *	29,106
11,541	THQ, Inc. *	45,587
21,085	TIBCO Software, Inc. *	112,805

3,677	TNS, Inc. *	30,409
6,310	Trimble Navigation Ltd. *	93,514
18,884	TriQuint Semiconductor, Inc. *	38,146
5,792	TTM Technologies, Inc. *	34,926
10,109	United Online, Inc.	61,867
4,932	ValueClick, Inc. *	30,825
4,525	Varian Semiconductor Equipment Associates, Inc. *	86,156
3,322	Veeco Instruments, Inc. *	16,045
5,797	Verigy Ltd. (Singapore) *	48,173
3,841	Viasat, Inc. *	85,117
3,335	Vignette Corp. *	23,245
177	VMware, Inc., Class A *	3,664
2,731	WebMD Health Corp., Class A *	64,015
2,285	Websense, Inc. *	25,592
27,285	Westell Technologies, Inc., Class A *	8,731
6,910	Wind River Systems, Inc. *	55,073
6,691	Wright Express Corp. *	78,017
1,350	Xyratex Ltd. (Bermuda) *	2,336
5,765	Zebra Technologies Corp., Class A *	97,025
7,474	Zoran Corp. *	44,396
		12,214,301
	Materials—4.1%
7,692	A. Schulman, Inc.	116,534
1,955	AEP Industries, Inc. *	28,035
2,592	AM Castle & Co.	21,928
2,256	AMCOL International Corp.	32,689
4,622	Arch Chemicals, Inc.	103,579
3,014	Brush Engineered Materials, Inc. *	37,856
9,134	Buckeye Technologies, Inc. *	26,671
8,953	Bway Holding Co. *	75,742
3,518	Calgon Carbon Corp. *	44,221
36,232	Caraustar Industries, Inc. *	7,609
1,777	Century Aluminum, Co. *	6,308
1,685	CF Industries Holdings, Inc.	79,195
4,788	Cliffs Natural Resources, Inc.	110,938
1,665	Compass Minerals International, Inc.	100,183
901	Deltic Timber Corp.	35,653
5,909	Eagle Materials, Inc.	106,835
14,963	Ferro Corp.	59,253
8,940	GenTek, Inc. *	122,031
36,806	Georgia Gulf Corp.	34,598
10,736	Glatfelter	93,511
7,349	H.B. Fuller Co.	102,666
1,715	Haynes International, Inc. *	31,333
19,497	Headwaters, Inc. *	88,321
6,219	Hecla Mining Co. *	16,480
3,829	Horsehead Holding Corp. *	15,163
5,261	ICO, Inc. *	13,942
4,730	Innophos Holdings, Inc.	71,565
4,519	Innospec, Inc.	22,008
1,105	Kaiser Aluminum Corp.	27,448
1,893	Koppers Holdings, Inc.	30,667
5,467	Material Sciences Corp. *	7,654
10,937	Mercer International, Inc. *	13,999
2,737	Minerals Technologies, Inc.	103,486
6,297	Myers Industries, Inc.	39,482
2,735	Neenah Paper, Inc.	18,407
1,454	NewMarket Corp.	45,801
3,901	NL Industries, Inc.	45,096
1,854	Olympic Steel, Inc.	29,423

2,326	OM Group, Inc. *	45,078
1,806	Penford Corp.	15,640
31,901	PolyOne Corp. *	65,397
2,430	Quaker Chemical Corp.	27,726
6,257	Rock-Tenn Co., Class A	195,031
1,722	Royal Gold, Inc.	82,794
1,671	RTI International Metals, Inc. *	22,241
2,966	Schnitzer Steel Industries, Inc., Class A	116,475
4,405	Schweitzer-Mauduit International, Inc.	94,267
8,857	Sensient Technologies Corp.	190,426
11,157	Spartech Corp.	35,368
1,420	Stepan Co.	52,100
2,894	Stillwater Mining Co. *	12,010
4,379	Terra Industries, Inc.	89,682
3,141	Texas Industries, Inc.	71,332
5,089	Titanium Metals Corp.	35,877
21,466	U.S. Concrete, Inc. *	59,675
10,413	W.R. Grace & Co. *	60,083
18,315	Wausau Paper Corp.	174,176
1,920	Zoltek Cos., Inc. *	13,594
		3,425,282
	Telecommunication Services—1.6%
7,493	Alaska Communications Systems Group, Inc.	62,567
6,337	Arbinet-thexchange, Inc. *	10,646
1,200	Atlantic Tele-Network, Inc.	25,800
6,792	Centennial Communications Corp. *	55,559
54,783	Cincinnati Bell, Inc. *	76,148
4,387	Consolidated Communications Holdings, Inc.	49,398
5,358	D&E Communications, Inc.	37,452
11,573	Fairpoint Communications, Inc.	31,594
43,334	FiberTower Corp. *	6,283
14,781	General Communication, Inc., Class A *	97,111
1,536	Global Crossing Ltd. *	9,431
4,262	Globalstar, Inc. *	1,023
5,676	Iowa Telecommunications Services, Inc.	72,937
3,209	iPCS, Inc. *	15,917
9,902	MetroPCS Communications, Inc. *	134,568
1,087	Millicom International Cellular S.A. (Luxembourg) *	42,567
3,281	NTELOS Holdings Corp.	71,001
7,450	Premiere Global Services, Inc. *	72,191
3,604	SBA Communications Corp., Class A *	71,720
6,377	SureWest Communications	65,109
5,459	Syniverse Holdings, Inc. *	74,024
13,430	tw telecom, Inc. *	102,740
16,205	USA Mobility, Inc. *	171,287
		1,357,073
	Utilities—3.2%
2,870	American States Water Co.	99,216
3,107	California Water Service Group	135,155
2,875	Central Vermont Public Service Corp.	64,975
5,618	CH Energy Group, Inc.	284,157
1,531	Chesapeake Utilities Corp.	44,353
9,908	El Paso Electric Co. *	163,878
8,132	Empire District Electric (The) Co.	144,424
2,275	ITC Holdings Corp.	95,505
6,611	Laclede Group (The), Inc.	300,072
4,656	MGE Energy, Inc.	149,225
2,091	Middlesex Water Co.	34,606

5,401	Northwest Natural Gas Co.	231,918
8,422	NorthWestern Corp.	203,897
733	Ormat Technologies, Inc.	22,716
7,232	Otter Tail Corp.	146,593
1,666	SJW Corp.	44,799
4,975	South Jersey Industries, Inc.	185,568
3,620	Southwest Water Co.	16,218
7,868	UIL Holdings Corp.	207,950
2,434	Unitil Corp.	49,191
		2,624,416
	Total Common Stocks and Other Equity Interests (Cost $141,958,717)	82,878,897

	Money Market Fund—0.2%
194,896	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $194,896)	194,896

	Total Investments (Cost $142,153,613)(a)—100.0%	83,073,793
	Other assets less liabilities—0.0%	18,314

	Net Assets—100.0%	$83,092,107

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $143,189,419.  The net unrealized depreciation was $60,115,626 which consisted of aggregate gross unrealized appreciation of $1,666,017 and aggregate gross unrealized depreciation of $61,781,643.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Electric - Generation—1.3%
14,260	AES (The) Corp. *	$112,797

	Electric - Integrated—82.0%
1,176	Allegheny Energy, Inc.	39,090
853	ALLETE, Inc.	26,528
2,665	Alliant Energy Corp.	76,832
5,892	Ameren Corp.	195,909
10,160	American Electric Power Co., Inc.	318,516
1,604	Avista Corp.	30,540
810	Black Hills Corp.	21,465
1,252	Cleco Corp.	28,608
6,662	CMS Energy Corp.	78,279
7,736	Consolidated Edison, Inc.	315,242
2,344	Constellation Energy Group, Inc.	61,647
13,335	Dominion Resources, Inc.	469,125
1,657	DPL, Inc.	35,708
5,438	DTE Energy Co.	187,611
41,837	Duke Energy Corp.	633,831
5,661	Edison International	184,379
2,817	Entergy Corp.	215,106
7,263	Exelon Corp.	393,800
5,765	FirstEnergy Corp.	288,192
5,919	FPL Group, Inc.	305,124
3,270	Great Plains Energy, Inc.	62,359
2,692	Hawaiian Electric Industries, Inc.	58,363
1,199	IDACORP, Inc.	34,903
1,496	Integrys Energy Group, Inc.	62,458
4,062	Northeast Utilities	96,676
2,668	NSTAR	90,232
4,362	NV Energy, Inc.	46,804
6,356	Pepco Holdings, Inc.	113,200
8,627	PG&E Corp.	333,606
3,316	Pinnacle West Capital Corp.	110,987
4,252	PNM Resources, Inc.	42,690
1,810	Portland General Electric Co.	35,205
4,806	PPL Corp.	147,352
7,976	Progress Energy, Inc.	308,831
7,410	Public Service Enterprise Group, Inc.	233,934
3,160	Puget Energy, Inc.	92,904
3,020	SCANA Corp.	103,556
15,986	Southern (The) Co.	534,732
6,233	TECO Energy, Inc.	74,858
1,256	Unisource Energy Corp.	35,469
2,591	Westar Energy, Inc.	52,027
2,218	Wisconsin Energy Corp.	98,878
13,053	Xcel Energy, Inc.	240,958
		6,916,514
	Gas - Distribution—11.7%
1,676	AGL Resources, Inc.	51,671
3,037	Atmos Energy Corp.	74,558

11,043	CenterPoint Energy, Inc.	147,755
598	Energen Corp.	17,468
1,306	National Fuel Gas Co.	39,128
1,205	New Jersey Resources Corp.	48,308
1,571	Nicor, Inc.	53,744
10,991	NiSource, Inc.	106,393
1,533	Piedmont Natural Gas Co., Inc.	39,720
4,117	Sempra Energy	180,490
1,501	Southern Union Co.	19,348
1,356	Southwest Gas Corp.	34,931
2,695	UGI Corp.	68,372
2,094	Vectren Corp.	54,004
1,514	WGL Holdings, Inc.	48,599
		984,489
	Independent Power Producer—1.7%
6,746	Dynegy, Inc., Class A *	14,234
2,015	Mirant Corp. *	34,598
2,800	NRG Energy, Inc. *	65,408
6,202	Reliant Energy, Inc. *	31,568
		145,808
	Oil Companies - Exploration & Production—0.9%
794	Equitable Resources, Inc.	27,179
1,271	Questar Corp.	43,188
		70,367
	Pipelines—1.7%
2,211	ONEOK, Inc.	64,605
5,579	Spectra Energy Corp.	80,952
		145,557
	Water—0.4%
1,548	Aqua America, Inc.	32,106

	Total Common Stocks (Cost $11,176,799)	8,407,638

	Money Market Fund—1.3%
111,710	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $111,710)	111,710

	Total Investments (Cost $11,288,509)(a)—101.0%	8,519,348
	Liabilities in excess of other assets—(1.0%)	(87,579)

	Net Assets—100.0%	$8,431,769

* Non-income producing security.

(a)    At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $2,769,161 which consisted of aggregate gross unrealized appreciation of $19,692 and aggregate gross unrealized depreciation of $2,788,853.

The valuation policy and a listing of other significant policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Agricultural Chemicals—5.1%
12,123	Mosaic (The) Co.	$432,427
13,643	Terra Industries, Inc.	279,409
		711,836
	Alternative Waste Technology—1.4%
15,715	Calgon Carbon Corp.*	197,537

	Chemicals - Diversified—11.8%
17,376	Celanese Corp., Series A	185,054
19,835	Dow Chemical (The) Co.	229,888
14,682	E.I. du Pont de Nemours & Co.	337,098
4,593	FMC Corp.	204,940
12,178	Innophos Holdings, Inc.	184,253
12,253	Olin Corp.	172,155
8,378	PPG Industries, Inc.	314,845
		1,628,233
	Chemicals - Plastics—1.6%
14,789	A. Schulman, Inc.	224,053

	Chemicals - Specialty—16.3%
6,949	Arch Chemicals, Inc.	155,727
21,015	Ashland, Inc.	168,540
7,710	Balchem Corp	172,164
6,100	Eastman Chemical Co.	158,295
9,584	Ecolab, Inc.	325,474
11,313	H.B. Fuller Co.	158,043
5,714	Lubrizol (The) Corp.	194,962
4,275	Minerals Technologies, Inc.	161,638
8,348	Sensient Technologies Corp.	179,482
8,535	Sigma-Aldrich Corp.	307,943
4,364	Stepan Co.	160,115
11,082	Zep, Inc.	121,791
		2,264,174
	Coatings/Paint—2.8%
16,738	RPM International, Inc.	206,045
10,229	Valspar (The) Corp.	177,473
		383,518
	Consumer Products - Miscellaneous—1.4%
6,201	Scotts Miracle-Gro (The) Co., Class A	199,796

	Containers - Metal/Glass—7.4%
5,505	Ball Corp.	211,062
12,504	Crown Holdings, Inc.*	234,450
6,054	Greif, Inc., Class A	183,194
9,925	Owens-Illinois, Inc.*	188,575
4,436	Silgan Holdings, Inc.	203,346
		1,020,627
	Containers - Paper/Plastic—6.5%
7,428	Bemis Co., Inc.	167,650
13,443	Packaging Corp. of America	190,891
8,031	Pactiv Corp.*	173,630
5,943	Rock-Tenn Co., Class A	185,243
7,996	Sonoco Products Co.	183,348
		900,762
	Diversified Manufacturing Operations—1.1%
9,370	Koppers Holdings, Inc.	151,794

	Forestry—3.1%
4,188	Deltic Timber Corp.	165,719
9,780	Weyerhaeuser Co.	267,385
		433,104
	Gold Mining—3.1%
10,935	Newmont Mining Corp.	434,994

	Industrial Gases—5.6%
7,704	Air Products & Chemicals, Inc.	387,511
6,231	Praxair, Inc.	387,942
		775,453
	Metal - Copper—5.5%
15,337	Freeport-McMoRan Copper & Gold, Inc.	385,572
26,739	Southern Copper Corp.	372,742
		758,314
	Metal - Iron—1.4%
8,450	Cliffs Natural Resources, Inc.	195,787

	Metal Processors & Fabrication—2.6%
11,009	Haynes International, Inc.*	201,134
15,112	Worthington Industries, Inc.	152,027
		353,161
	Miscellaneous Manufacturing—1.3%
6,001	AptarGroup, Inc.	184,951

	Paper & Related Products—4.7%
21,081	Glatfelter	183,616
29,553	International Paper Co.	269,523
17,212	MeadWestvaco Corp.	200,348
		653,487
	Quarrying—3.8%
3,584	Compass Minerals International, Inc.	215,649
6,134	Vulcan Materials Co.	303,388
		519,037
	Steel - Producers—10.7%
25,468	AK Steel Holding Corp.	205,527
12,046	Carpenter Technology Corp.	198,759
10,313	Nucor Corp.	420,667
7,433	Schnitzer Steel Industries, Inc., Class A	291,894
12,103	United States Steel Corp.	363,453
		1,480,300
	Steel - Specialty—1.4%
8,745	Allegheny Technologies, Inc.	193,177

	Water Treatment Systems—1.2%
17,589	Nalco Holding Co.	172,548

	Total Common Stocks (Cost $24,719,024)	13,836,643

	Money Market Fund—0.6%
81,054	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $81,055)	81,055

	Total Investments (Cost $24,800,079)(a)—100.4%	13,917,698
	Liabilities in excess of other assets—(0.4%)	(58,545)

	Net Assets—100.0%	$13,859,153

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $24,809,350.   The net unrealized depreciation was $10,891,652 which consisted of aggregate gross unrealized appreciation of  $16,867 and aggregate gross unrealized depreciation of $10,908,519.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Advertising—2.4%
6,555	Omnicom Group, Inc.	$169,709

	Aerospace/Defense—1.4%
1,541	National Presto Industries, Inc.	103,463

	Airlines—1.5%
6,655	Skywest, Inc.	104,151

	Apparel—18.4%
5,350	Carter’s, Inc.*	90,897
10,361	Coach, Inc.*	151,271
3,206	Columbia Sportswear Co.	92,076
3,483	NIKE, Inc., Class B	157,606
4,293	Polo Ralph Lauren Corp.	176,142
5,913	Steven Madden Ltd.*	102,768
9,967	Timberland (The) Co., Class A*	109,537
8,035	True Religion Apparel, Inc.*	91,679
21,755	Unifi, Inc.*	40,029
3,546	VF Corp.	198,647
5,250	Wolverine World Wide, Inc.	95,235
		1,305,887
	Auto Parts&Equipment—1.1%
5,850	ATC Technology Corp.*	76,343

	Chemicals—2.1%
3,148	Sherwin-Williams (The) Co.	150,317

	Commercial Services—11.5%
3,828	Aaron Rents, Inc.	83,680
2,414	Apollo Group, Inc., Class A*	196,645
4,368	Interactive Data Corp.	99,634
1,123	ITT Educational Services, Inc.*	137,579
4,956	Monro Muffler Brake, Inc.	120,282
6,164	Rent-A-Center, Inc.*	91,535
422	Strayer Education, Inc.	91,333
		820,688
	Distribution/Wholesale—2.1%
4,738	Genuine Parts Co.	151,711

	Entertainment—5.4%
13,434	Cinemark Holdings, Inc.	106,263
4,379	DreamWorks Animation SKG, Inc., Class A*	96,119
3,899	International Speedway Corp., Class A	90,769
4,771	Penn National Gaming, Inc.*	88,979
		382,130

	Hand/Machine Tools—2.4%
2,384	Black & Decker (The) Corp.	68,921
3,183	Stanley Works (The)	99,501
		168,422
	Home Furnishings—1.4%
14,472	Tempur-Pedic International, Inc.	101,304

	Household Products/Wares—3.2%
4,906	Fortune Brands, Inc.	156,992
6,460	Helen of Troy Ltd.*	67,636
		224,628
	Internet—5.0%
4,403	Netflix, Inc.*	159,124
7,220	NutriSystem, Inc.	93,066
9,644	Overstock.com, Inc.*	105,891
		358,081
	Leisure Time—2.5%
19,087	Interval Leisure Group, Inc.*	95,626
3,705	Polaris Industries, Inc.	78,805
		174,431
	Retail—36.9%
1,698	AutoZone, Inc.*	225,647
16,369	Bebe Stores, Inc.	92,485
4,703	Burger King Holdings, Inc.	104,642
4,314	Children’s Place Retail Stores (The), Inc.*	81,146
2,388	Dollar Tree, Inc.*	101,991
12,919	Dress Barn, Inc.*	111,362
15,032	Foot Locker, Inc.	110,636
14,244	Gap (The), Inc.	160,672
4,023	Gymboree (The) Corp.*	98,564
8,025	Home Depot (The), Inc.	172,778
12,307	Hot Topic, Inc.*	105,102
3,156	McDonald’s Corp.	183,111
9,508	Men’s Wearhouse (The), Inc.	110,768
2,276	Panera Bread Co., Class A*	106,926
5,800	Phillips-Van Heusen Corp.	110,316
6,999	Ross Stores, Inc.	205,911
8,127	TJX Cos., Inc.	157,826
2,636	Tractor Supply Co.*	88,860
36,000	Wet Seal (The), Inc., Class A*	93,960
6,884	Yum! Brands, Inc.	197,020
		2,619,723
	Toys/Games/Hobbies—2.8%
5,651	JAKKS Pacific, Inc.*	103,639
3,435	Marvel Entertainment, Inc.*	94,497
		198,136
	Total Common Stocks (Cost $7,200,355)	7,109,124

	Money Market Fund—0.5%
36,181	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $36,181)	36,181

	Total Investments (Cost: $7,236,536)(a)—100.6%	7,145,305
	Liabilities in excess of other assets—(0.6%)	(40,846)

	Net Assets—100.0%	$7,104,459

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax was $7,267,415. The net unrealized depreciation was $122,110, which consisted of aggregate gross unrealized appreciation of $349,389 and aggregated gross unrealized depreciation of $471,499.

The valuation policy and a listing of other accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Agriculture—12.2%
60,341	Altria Group, Inc.	$998,040
19,330	Archer-Daniels-Midland Co.	529,255
12,465	Bunge Ltd.	535,247
8,758	Lorillard, Inc.	520,751
23,620	Reynolds American, Inc.	901,812
16,555	Universal Corp.	506,252
36,856	Vector Group Ltd.	536,623
		4,527,980
	Beverages—13.7%
12,058	Brown-Forman Corp., Class B	547,554
20,702	Coca-Cola (The) Co.	884,389
57,652	Coca-Cola Enterprises, Inc.	647,432
17,790	Hansen Natural Corp.*	595,965
11,901	Molson Coors Brewing Co., Class B	479,253
29,257	Pepsi Bottling Group (The), Inc.	564,368
31,578	PepsiAmericas, Inc.	509,353
17,113	PepsiCo, Inc.	859,586
		5,087,900
	Cosmetics/Personal Care—11.5%
24,651	Alberto-Culver Co.	602,963
25,083	Avon Products, Inc.	512,947
7,293	Chattem, Inc.*	493,007
14,911	Colgate-Palmolive Co.	969,812
71,909	Inter Parfums, Inc.	434,330
15,078	Procter & Gamble (The) Co.	821,751
70,192	Revlon, Inc., Class A*	414,835
		4,249,645
	Environmental Control—1.3%
105,850	Darling International, Inc.*	485,852

	Food—42.5%
30,274	Campbell Soup Co.	919,421
35,881	ConAgra Foods, Inc.	613,565
19,316	Corn Products International, Inc.	447,165
36,350	Dean Foods Co.*	703,009
17,513	Diamond Foods, Inc.	449,734
15,360	General Mills, Inc.	908,544
24,982	H.J. Heinz Co.	911,843
14,701	Hershey (The) Co.	548,053
17,796	J & J Snack Foods Corp.	621,258
22,341	Kellogg Co.	976,078
35,659	Kraft Foods, Inc., Class A	1,000,235
35,079	Kroger (The) Co.	789,278
17,554	Lancaster Colony Corp.	639,141

17,778	McCormick & Co., Inc.	569,607
11,798	Nash Finch Co.	507,668
8,460	Ralcorp Holdings, Inc.*	501,001
24,278	Safeway, Inc.	520,278
57,652	Sara Lee Corp.	578,250
22,312	Spartan Stores., Inc.	414,557
44,437	SUPERVALU, Inc.	779,425
41,377	Sysco Corp.	922,293
20,395	Tootsie Roll Industries, Inc.	486,829
29,386	United Natural Foods, Inc.*	456,658
16,738	Weis Markets, Inc.	520,719
		15,784,609
	Household Products/Wares—7.2%
8,904	Church & Dwight Co., Inc.	473,960
8,946	Clorox (The) Co.	448,642
16,790	Kimberly-Clark Corp.	864,181
67,679	Prestige Brands Holdings, Inc.*	429,762
18,505	WD-40 Co.	463,920
		2,680,465
	Pharmaceuticals—1.1%
17,427	USANA Health Sciences, Inc.*	404,481

	Retail—10.3%
14,792	BJ’s Wholesale Club, Inc.*	424,235
17,850	Casey’s General Stores, Inc.	379,313
18,852	Costco Wholesale Corp.	848,905
49,187	Nu Skin Enterprises, Inc., Class A	466,785
27,365	Pantry (The), Inc.*	455,080
29,518	PetMed Express, Inc.*	426,240
17,364	Wal-Mart Stores, Inc.	818,191
		3,818,749
	Total Common Stocks (Cost $43,392,286)	37,039,681

	Money Market Fund—0.2%
73,383	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,383)	73,383

	Total Investments (Cost $43,465,669)(a)—100.0%	37,113,064
	Liabilities in excess of other assets—0.0%	(9,147)

	Net Assets—100.0%	$37,103,917

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $43,478,136.       The net unrealized depreciation was $6,365,072 which consisted of aggregate gross unrealized appreciation of $636,771 and aggregate gross unrealized depreciation of $7,001,843.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Coal—2.5%
12,114	Alpha Natural Resources, Inc.*	$197,700
17,477	Arch Coal, Inc.	265,476
		463,176
	Computer Services—1.7%
7,407	IHS, Inc., Class A*	324,427

	Electric - Integrated—1.4%
13,222	MDU Resources Group, Inc.	262,986

	Energy - Alternate Sources—1.2%
13,473	Covanta Holding Corp.*	232,948

	Gas - Distribution—5.2%
6,693	New Jersey Resources Corp.	268,322
10,559	Sempra Energy	462,907
6,892	South Jersey Industries, Inc.	257,072
		988,301
	Oil Companies - Exploration & Production—23.4%
12,005	Anadarko Petroleum Corp.	441,064
5,854	Clayton Williams Energy, Inc.*	232,989
6,411	Comstock Resources, Inc.*	244,451
5,116	Contango Oil & Gas Co.*	228,174
6,812	Devon Energy Corp.	419,619
10,166	Encore Acquisition Co.*	276,312
5,797	EOG Resources, Inc.	392,863
7,452	Goodrich Petroleum Corp.*	215,363
9,426	Noble Energy, Inc.	461,214
9,103	Occidental Petroleum Corp.	496,568
14,000	Petroleum Development Corp.*	241,500
13,367	St. Mary Land & Exploration Co.	258,651
42,667	VAALCO Energy, Inc.*	320,429
7,019	Whiting Petroleum Corp.*	203,551
		4,432,748
	Oil Companies - Integrated—14.2%
6,237	Chevron Corp.	439,833
9,383	ConocoPhillips	445,974
48,873	Delek US Holdings, Inc.	339,667
6,149	Exxon Mobil Corp.	470,276
18,824	Marathon Oil Corp.	512,577
11,187	Murphy Oil Corp.	494,242
		2,702,569

	Oil Field Machinery & Equipment—9.9%
23,355	Cameron International Corp.*	540,902
32,821	Complete Production Services, Inc.*	210,383
16,086	Dresser-Rand Group, Inc.*	313,355
13,659	Dril-Quip, Inc.*	334,646
9,785	FMC Technologies, Inc.*	289,538
5,451	Lufkin Industries, Inc.	190,512
		1,879,336
	Oil - Field Services—15.2%
23,415	Basic Energy Services Inc*	224,784
22,419	BJ Services Co.	246,609
5,611	CARBO Ceramics, Inc.	201,715
58,435	Newpark Resources, Inc.*	246,011
10,411	Oceaneering International, Inc.*	358,763
12,549	Oil States International, Inc.*	229,772
31,256	RPC, Inc.	232,545
9,713	Schlumberger Ltd.	396,387
4,065	SEACOR Holdings, Inc.*	264,388
15,953	Superior Energy Services, Inc.*	248,548
26,225	Superior Well Services, Inc.*	241,008
		2,890,530
	Oil & Gas Drilling—10.5%
6,678	Diamond Offshore Drilling, Inc.	419,111
10,599	Helmerich & Payne, Inc.	238,054
18,395	Noble Corp.	499,424
87,843	Parker Drilling Co.*	186,227
21,521	Patterson-UTI Energy, Inc.	205,741
36,622	Pioneer Drilling Co.*	182,011
16,583	Pride International, Inc.*	267,318
		1,997,886
	Oil Refining & Marketing—7.7%
6,764	Sunoco, Inc.	313,308
29,250	Tesoro Corp.	503,978
26,856	Valero Energy Corp.	647,767
		1,465,053
	Pipelines—1.7%
16,552	NuStar GP Holdings LLC	314,322

	Retail - Petroleum Products—1.3%
7,405	World Fuel Services Corp.	250,067

	Transport - Marine—4.1%
9,498	Gulfmark Offshore, Inc.*	227,382
7,253	Overseas Shipholding Group, Inc.	258,932
6,809	Tidewater, Inc.	283,323
		769,637

	Total Common Stocks (Cost $23,819,704)	18,973,986

	Money Market Fund—1.2%
233,794	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $233,794)	233,794

	Total Investments (Cost $24,053,498)(a)—101.2%	19,207,780
	Liabilities in excess of other assets—(1.2%)	(231,624)

	Net Assets—100.0%	$18,976,156

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $24,071,612. The net unrealized depreciation was $4,863,832 which consisted of aggregate gross unrealized appreciation of $1,100,014 and aggregate gross unrealized depreciation of $5,963,846.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Commercial Banks - Central U.S.—3.8%
5,754	BancFirst Corp.	$204,958
4,661	Cullen/Frost Bankers, Inc.	204,012
10,752	International Bancshares Corp.	195,901
		604,871
	Commercial Banks - Eastern U.S.—5.5%
10,957	Community Bank System, Inc.	196,678
9,527	NBT Bancorp, Inc.	217,597
7,633	Suffolk Bancorp	232,882
4,598	Tompkins Financial Corp.	230,590
		877,747
	Commercial Banks - Southern U.S.—3.8%
1,798	First Citizens BancShares, Inc., Class A	251,468
5,861	Hancock Holding Co.	160,416
9,563	Home Bancshares, Inc.	196,902
		608,786
	Commercial Banks - Western U.S.—3.4%
5,664	Bank of Hawaii Corp.	203,168
6,340	SVB Financial Group*	131,682
10,612	TriCo Bancshares	213,725
		548,575
	Fiduciary Banks—1.6%
11,000	State Street Corp.	255,970

	Finance - Consumer Loans—1.7%
19,199	Nelnet, Inc., Class A	265,330

	Finance - Investment Banker—12.1%
25,271	Charles Schwab (The) Corp.	343,433
13,852	Interactive Brokers Group, Inc., Class A*	211,520
15,102	Investment Technology Group, Inc.*	327,411
15,267	Knight Capital Group, Inc., Class A*	275,264
17,932	optionsXpress Holdings, Inc.	195,279
34,828	TD Ameritrade Holding Corp.*	391,468
36,167	TradeStation Group, Inc.*	199,280
		1,943,655
	Finance - Leasing Companies —1.8%
13,146	Financial Federal Corp.	285,531

	Insurance Brokers—8.8%
10,225	Aon Corp.	78,836
10,188	Arthur J. Gallagher & Co.	240,131
12,697	Brown & Brown, Inc.	242,894
22,479	Crawford & Co., Class B*	201,637
18,165	Marsh & McLennan Cos., Inc.	351,129
		1,414,627
	Investment Management/Advisory Service—9.5%
25,093	Ameriprise Financial, Inc.	505,624
3,685	BlackRock, Inc.	400,928
12,729	Federated Investors, Inc., Class B	248,470
7,625	Franklin Resources, Inc.	369,203
		1,524,225
	Life/Health Insurance—6.7%
10,005	Aflac, Inc.	232,216
7,585	StanCorp Financial Group, Inc.	195,845
6,989	Torchmark Corp.	209,670
31,088	Unum Group	440,206
		1,077,937
	Multi-line Insurance—12.6%
8,865	ACE Ltd.	387,046
12,331	American Financial Group, Inc.	209,380
11,606	Assurant, Inc.	306,398
10,839	HCC Insurance Holdings, Inc.	253,741
16,912	Loews Corp.	412,653
16,106	MetLife, Inc.	462,726
		2,031,944
	Paper & Related Products—1.8%
11,411	Potlatch Corp. REIT	287,443

	Property/Casualty Insurance—23.0%
6,588	American Physicians Capital, Inc.	280,122
15,596	Amerisafe, Inc.*	292,113
3,727	Arch Capital Group Ltd.*	224,179
9,019	Chubb (The) Corp.	384,029
20,864	CNA Surety Corp.*	345,299
15,510	Employers Holdings, Inc.	210,005
5,452	FPIC Insurance Group, Inc.*	212,246
6,705	Harleysville Group, Inc.	190,690
5,506	Infinity Property & Casualty Corp.	211,430
4,653	Navigators Group (The), Inc.*	238,885
4,628	ProAssurance Corp.*	218,719
4,332	RLI Corp.	244,715
7,202	Safety Insurance Group, Inc.	252,214
10,612	Travelers (The) Cos., Inc.	410,049
		3,714,695

	Reinsurance—1.6%
5,616	Odyssey Re Holdings Corp.	264,233

	S & L/Thrifts - Eastern U.S.—0.9%
5,774	WSFS Financial Corp.	148,969

	Super-Regional Banks-U.S.—1.3%
13,462	Capital One Financial Corp.	213,238

	Total Common Stocks (Cost $22,289,490)	16,067,776

	Money Market Fund—0.9%
149,006	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $149,006)	149,006

	Total Investments (Cost $22,438,496)(a)—100.8%	16,216,782
	Liabilities in excess of other assets—(0.8%)	(135,796)

	Net Assets—100.0%	$16,080,986

REIT Real Estate Investment Trust

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $22,462,786. The net unrealized depreciation was $6,246,004 which consisted of aggregate gross unrealized appreciation of $265,263 and aggregate gross unrealized depreciation of $6,511,267.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Biotechnology—6.4%
31,209	Amgen, Inc.*	$1,711,814
82,144	InterMune, Inc.*	939,727
18,663	Millipore Corp.*	1,029,451
153,985	NPS Pharmaceuticals, Inc.*	960,866
		4,641,858
	Commercial Services—7.5%
99,629	Albany Molecular Research, Inc.*	853,821
105,995	AMN Healthcare Services, Inc.*	720,766
23,196	Chemed Corp.	930,855
27,874	Emergency Medical Services Corp., Class A*	934,336
16,465	Landauer, Inc.	1,129,170
35,895	Pharmaceutical Product Development, Inc.	857,532
		5,426,480
	Distribution/Wholesale—1.2%
22,765	Owens & Minor, Inc.	905,364

	Electronics—3.1%
25,832	Varian, Inc.*	719,163
42,042	Waters Corp.*	1,520,659
		2,239,822
	Healthcare - Products—22.3%
32,766	Baxter International, Inc.	1,921,726
40,216	CONMED Corp.*	629,380
47,037	Covidien Ltd.	1,803,399
68,862	Cyberonics, Inc.*	1,059,786
18,996	Edwards Lifesciences Corp.*	1,092,080
25,657	Gen-Probe, Inc.*	1,155,078
16,531	Haemonetics Corp.*	977,809
38,956	Immucor, Inc.*	1,079,471
29,589	Johnson & Johnson	1,706,989
61,839	St. Jude Medical, Inc.*	2,249,084
15,247	Techne Corp.	914,363
42,947	Varian Medical Systems, Inc.*	1,594,622
		16,183,787
	Healthcare - Services—32.6%
120,905	Alliance Healthcare Services*	1,071,218
38,495	AMERIGROUP Corp.*	1,076,705
42,416	Bio-Reference Labs, Inc.*	1,034,950
51,106	Centene Corp.*	906,109
34,494	DaVita, Inc.*	1,621,219
64,669	Ensign Group (The), Inc.	1,064,452
29,797	Genoptix, Inc.*	1,010,118
37,474	Gentiva Health Services, Inc.*	947,343
64,803	Healthspring, Inc.*	1,128,868
116,869	Healthways, Inc.*	1,615,130

57,339	Humana, Inc.*	2,174,869
28,325	LHC Group, Inc.*	753,728
47,132	LifePoint Hospitals, Inc.*	1,062,355
39,509	Lincare Holdings, Inc.*	950,191
28,781	Magellan Health Services, Inc.*	1,042,448
39,910	Molina Healthcare, Inc.*	700,021
115,725	Odyssey HealthCare, Inc.*	1,147,992
37,221	Quest Diagnostics, Inc.	1,836,857
64,980	RehabCare Group, Inc.*	906,471
105,521	WellCare Health Plans, Inc.*	1,559,600
		23,610,644
	Internet—1.6%
100,904	Hlth Corp.*	1,148,288

	Pharmaceuticals—22.9%
33,086	Abbott Laboratories	1,834,288
55,290	AmerisourceBergen Corp.	2,008,133
23,589	Cephalon, Inc.*	1,820,599
42,995	Endo Pharmaceuticals Holdings, Inc.*	966,098
30,140	Express Scripts, Inc.*	1,620,326
98,384	King Pharmaceuticals, Inc.*	859,876
39,215	Omnicare, Inc.	1,096,451
105,500	Pfizer, Inc.	1,538,190
110,581	Questcor Pharmaceuticals, Inc.*	713,247
83,670	ViroPharma, Inc.*	1,004,040
39,810	Watson Pharmaceuticals, Inc.*	1,086,017
48,135	Wyeth	2,068,361
		16,615,626
	Software—2.4%
26,278	Cerner Corp.*	886,094
33,791	Computer Programs & Systems, Inc.	849,168
		1,735,262
	Total Common Stocks (Cost $82,125,360)	72,507,131

	Money Market Fund—0.1%
49,504	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $49,504)	49,504

	Total Investments (Cost $82,174,864)(a)—100.1%	72,556,635
	Liabilities in excess of other assets—(0.1%)	(79,026)

	Net Assets—100.0%	$72,477,609

* Non-income producing security.

(a) At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $82,372,692. The net unrealized depreciation was $9,816,057, which consisted of aggregate gross unrealized appreciation of $3,690,931 and aggregate gross unrealized depreciation of $13,506,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Aerospace/Defense—18.2%
26,548	General Dynamics Corp.	$1,506,068
40,764	Goodrich Corp.	1,575,936
20,422	L-3 Communications Holdings, Inc.	1,613,746
17,789	Lockheed Martin Corp.	1,459,410
33,498	Northrop Grumman Corp.	1,611,924
28,109	Raytheon Co.	1,422,878
18,420	Teledyne Technologies, Inc.*	513,365
		9,703,327
	Building Materials—2.5%
58,001	Gibraltar Industries, Inc.	593,350
27,070	Lennox International, Inc.	760,938
		1,354,288
	Commercial Services—9.3%
32,446	Corporate Executive Board (The) Co.	655,409
110,032	Kforce, Inc.*	687,700
60,781	Korn/Ferry International*	571,341
43,224	Resources Connection, Inc.*	625,451
37,410	Standard Parking Corp*	716,027
100,974	TrueBlue, Inc.*	858,279
18,557	Watson Wyatt Worldwide, Inc, Class A	862,902
		4,977,109
	Computers—1.3%
40,335	SYKES Enterprises, Inc.*	673,998

	Distribution/Wholesale—1.7%
50,589	WESCO International, Inc.*	931,849

	Electric—1.3%
61,581	Pike Electric Corp.*	692,786

	Electrical Components & Equipment—2.3%
38,220	Emerson Electric Co.	1,249,794

	Electronics—2.7%
36,233	Brady Corp., Class A	757,994
37,188	II-VI, Inc.*	700,250
		1,458,244
	Engineering & Construction—10.4%
28,245	Aecom Technology Corp.*	714,881
47,445	EMCOR Group, Inc.*	976,893
24,515	Exponent Inc*	601,108
30,121	Fluor Corp.	1,171,707

46,157	Insituform Technologies, Inc., Class A*	865,905
30,640	Jacobs Engineering Group, Inc.*	1,184,849
		5,515,343
	Environmental Control—2.8%
57,155	Republic Services, Inc.	1,478,028

	Housewares—1.5%
26,308	Toro (The) Co.	778,980

	Machinery - Diversified—6.0%
30,390	AGCO Corp.*	646,699
14,866	Flowserve Corp.	792,506
30,231	Gardner Denver, Inc.*	658,129
33,254	Robbins & Myers, Inc.	574,962
63,301	Tecumseh Products Co., Class A*	519,068
		3,191,364
	Metal Fabricate/Hardware—2.6%
34,275	CIRCOR International, Inc.	762,619
23,477	L.B. Foster Co., Class A*	619,558
		1,382,177
	Miscellaneous Manufacturing—20.1%
22,853	A.O. Smith Corp.	628,000
27,752	Acuity Brands, Inc.	745,696
82,676	Blount International, Inc.*	692,825
34,369	Brink’s (The) Co.	908,373
28,492	Ceradyne, Inc.*	650,187
56,824	Cooper Industries Ltd., Class A	1,529,135
45,985	Dover Corp.	1,300,456
106,583	Federal Signal Corp.	719,435
32,770	ITT Corp.	1,483,826
30,098	Pentair, Inc.	688,341
35,494	Standex International Corp.	544,833
47,596	Tredegar Corp.	785,334
		10,676,441
	Office Furnishings—0.9%
69,473	Knoll, Inc.	473,806

	Retail—1.4%
21,619	MSC Industrial Direct Co., Class A	740,667

	Telecommunications—2.3%
116,726	MasTec, Inc.*	1,240,797

	Transportation—12.7%
36,835	CSX Corp.	1,066,742
48,460	Heartland Express, Inc.	652,272
28,023	Hub Group, Inc., Class A*	636,122
51,165	J.B. Hunt Transport Services, Inc.	1,139,444
23,280	Landstar System, Inc.	835,054
39,694	Marten Transport Ltd.*	700,996
27,729	Norfolk Southern Corp.	1,063,684
43,051	Werner Enterprises, Inc.	645,765
		6,740,079
	Total Common Stocks (Cost $71,029,071)	53,259,077

	Money Market Fund—0.1%
57,169	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $57,169)	57,169

	Total Investments (Cost $71,086,240)(a)—100.1%	53,316,246
	Liabilities in excess of other assets—(0.1%)	(31,809)

	Net Assets—100.0%	$53,284,437

* Non-income producing security.

(a)     At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $71,096,588. The net unrealized depreciation was $17,780,342 which consisted of aggregate gross unrealized appreciation of $1,207,228 and aggregate gross unrealized depreciation of  $18,987,570.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Commercial Services—12.4%
15,645	Alliance Data Systems Corp.*	$650,676
16,501	Automatic Data Processing, Inc.	599,481
16,124	Forrester Research, Inc.*	336,669
16,753	Lender Processing Services, Inc.	434,238
38,064	SAIC, Inc.*	751,383
51,059	Western Union (The) Co.	697,466
		3,469,913
	Computers—23.0%
16,750	Affiliated Computer Services, Inc., Class A*	768,155
86,147	Ciber, Inc.*	375,601
24,320	Computer Sciences Corp.*	895,948
60,586	iGATE Corp.*	247,797
8,304	International Business Machines Corp.	761,062
14,117	Lexmark International, Inc., Class A*	334,291
14,209	MTS Systems Corp.	372,134
12,841	NCI, Inc., Class A*	385,230
24,346	NCR Corp.*	305,542
29,614	Perot Systems Corp., Class A*	384,686
23,055	Synopsys, Inc.*	426,518
27,518	Teradata Corp.*	361,311
55,537	Western Digital Corp.*	815,283
		6,433,558
	Electronics—3.4%
4,493	Mettler-Toledo International, Inc.*	299,144
35,400	Multi-Fineline Electronix, Inc.*	655,962
		955,106
	Internet—13.6%
55,492	Earthlink, Inc.*	417,855
51,603	eBay, Inc.*	620,268
14,842	F5 Networks, Inc.*	329,047
28,407	Interwoven, Inc.*	447,978
18,933	j2 Global Communications, Inc.*	370,708
49,409	S1 Corp.*	329,558
56,322	Symantec Corp.*	863,417
76,358	TIBCO Software, Inc.*	408,515
		3,787,346
	Semiconductors—18.8%
39,623	Analog Devices, Inc.	791,667
92,625	Fairchild Semiconductor International, Inc.*	421,444
71,484	Integrated Device Technology, Inc.*	410,318
49,098	Intel Corp.	633,364
137,902	LSI Corp.*	438,528
49,943	Micrel, Inc.	379,567
33,598	National Semiconductor Corp.	340,684

92,163	PMC - Sierra, Inc.*	448,834
34,800	QLogic Corp.*	393,936
97,771	Silicon Image, Inc.*	358,820
68,567	Skyworks Solutions, Inc.*	296,209
29,448	Ultratech, Inc.*	329,818
		5,243,189
	Software—17.3%
27,146	BMC Software, Inc.*	687,608
40,234	CA, Inc.	723,809
21,947	CSG Systems International, Inc.*	318,232
28,040	JDA Software Group, Inc.*	314,048
6,792	ManTech International Corp., Class A*	364,255
33,509	Microsoft Corp.	573,004
31,971	Parametric Technology Corp.*	287,739
39,954	Red Hat, Inc.*	585,326
14,999	Sybase, Inc.*	409,623
30,417	Take-Two Interactive Software, Inc.	213,527
44,313	Wind River Systems, Inc.*	353,175
		4,830,346
	Telecommunications—11.6%
183,868	3Com Corp.*	428,412
131,521	Adaptec, Inc.*	366,944
26,026	ADTRAN, Inc.	394,294
40,964	Cisco Systems, Inc.*	613,231
13,936	InterDigital, Inc.*	450,551
60,191	Ixia*	320,216
29,077	Plantronics, Inc.	295,132
30,170	Tekelec*	374,711
		3,243,491
	Total Common Stocks (Cost $33,559,388)	27,962,949

	Money Market Fund—0.1%
37,620	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,620)	37,620

	Total Investments (Cost $33,597,008)(a)—100.2%	28,000,569
	Liabilities in excess of other assets—(0.2%)	(54,506)

	Net Assets—100.0%	$27,946,063

*	Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $33,638,122. The net unrealized depreciation was $5,637,553 which consisted of aggregate gross unrealized appreciation of $1,572,244 and aggregate gross unrealized depreciation of $7,209,797.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Cable TV—25.7%
46,654	Cablevision Systems Corp., Class A	$747,863
39,443	Comcast Corp., Class A	577,840
31,074	DIRECTV Group (The), Inc.*	680,521
61,728	DISH Network Corp., Class A*	792,587
33,692	Time Warner Cable, Inc., Class A*	627,682
		3,426,493
	Cellular Telecommunications—6.8%
38,184	Syniverse Holdings, Inc.*	517,775
9,462	United States Cellular Corp.*	396,931
		914,706
	Data Processing/Management—2.4%
22,154	CSG Systems International, Inc.*	321,233

	Electronic Component - Miscellaneous—2.9%
21,842	Garmin Ltd.	382,890

	Electronic Measuring Instruments—2.0%
18,324	Trimble Navigation Ltd.*	271,562

	Internet Infrastructure Software—2.5%
47,223	TeleCommunication Systems, Inc., Class A*	338,117

	Networking Products—7.9%
185,603	3Com Corp.*	432,455
41,351	Cisco Systems, Inc.*	619,024
		1,051,479
	Telecommunications Services—7.0%
48,640	Global Crossing Ltd.*	298,650
19,482	NeuStar, Inc., Class A*	265,345
16,797	NTELOS Holdings Corp.	363,487
		927,482
	Telecommunication Equipment—4.5%
7,865	Comtech Telecommunications Corp.*	305,162
29,352	Plantronics, Inc.	297,923
		603,085
	Telephone - Integrated—23.7%
16,262	Atlantic Tele-Network, Inc.	349,633
14,046	CenturyTel, Inc.	381,208
42,783	Frontier Communications Corp.	346,970
116,582	Qwest Communications International, Inc.	375,394
15,007	Shenandoah Telecommunications Co.	365,871
11,496	Telephone & Data Systems, Inc.	350,743

20,948	Verizon Communications, Inc.	625,717
42,107	Windstream Corp.	365,489
		3,161,025
	Web Portals/ISP—3.2%
56,015	Earthlink, Inc.*	421,793

	Wireless Equipment—11.4%
25,108	American Tower Corp., Class A*	761,777
15,410	EMS Technologies, Inc.*	369,840
17,408	Viasat, Inc.*	385,761
		1,517,378
	Total Common Stocks (Cost $17,262,312)	13,337,243

	Money Market Fund—0.8%
108,165	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $108,165)	108,165

	Total Investments (Cost $17,370,477)(a)—100.8%	13,445,408
	Liabilities in excess of other assets—(0.8%)	(110,737)

	Net Assets—100.0%	$13,334,671

* Non-income producing security.

(a)     At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $17,443,118.       The net unrealized depreciation was $3,997,710 which consisted of aggregate gross unrealized appreciation of  $178,334 and aggregate gross unrealized depreciation of $4,176,044.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Electric-Integrated—76.0%
56,744	Alliant Energy Corp.	$1,635,930
105,958	American Electric Power Co., Inc.	3,321,783
76,725	Cleco Corp.	1,753,166
86,859	DPL, Inc.	1,871,811
48,627	DTE Energy Co.	1,677,632
99,264	Edison International	3,233,028
100,355	El Paso Electric Co.*	1,659,872
58,983	Exelon Corp.	3,198,058
56,596	FirstEnergy Corp.	2,829,234
67,995	FPL Group, Inc.	3,505,142
66,316	Hawaiian Electric Industries, Inc.	1,437,731
59,487	IDACORP, Inc.	1,731,667
77,614	Northeast Utilities	1,847,213
50,942	NSTAR	1,722,858
98,766	Portland General Electric Co.	1,920,999
83,534	Progress Energy, Inc.	3,234,436
52,041	SCANA Corp.	1,784,486
91,284	Southern Co.	3,053,450
139,109	TECO Energy, Inc.	1,670,699
60,705	UIL Holdings Corp.	1,604,433
41,611	Wisconsin Energy Corp.	1,855,018
96,141	Xcel Energy, Inc.	1,774,763
		48,323,409
	Energy - Alternate Sources—2.5%
90,647	Covanta Holding Corp.*	1,567,287

	Gas - Distribution—15.6%
139,862	CenterPoint Energy, Inc.	1,871,354
45,030	New Jersey Resources Corp.	1,805,253
53,822	Piedmont Natural Gas Co., Inc.	1,394,528
71,040	Sempra Energy	3,114,393
46,370	South Jersey Industries, Inc.	1,729,601
		9,915,129
	Independent Power Producer—2.8%
105,018	Mirant Corp.*	1,803,159

	Water—2.9%
42,551	California Water Service Group	1,850,969

	Total Common Stocks (Cost $67,470,536)	63,459,953

	Money Market Fund—0.1%
76,278	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $76,278)	76,278

Total Investments (Cost $67,546,814)(a)—99.9%	63,536,231
Other assets less liabilities—0.1%	95,438

Net Assets—100.0%	$63,631,669

* Non-income producing security.

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $67,683,377. The net unrealized depreciation was $4,147,146 which consisted of aggregate gross unrealized appreciation of $1,090,231 and aggregate gross unrealized depreciation of $5,237,377.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Advertising Services—0.2%
531	Marchex, Inc., Class B	$2,660

	B2B/E - Commerce—0.3%
901	Global Sources Ltd. (Bermuda)*	3,856

	Commercial Services Finance—0.9%
362	Bankrate, Inc.*	12,076

	Communications Software—0.2%
638	DivX, Inc.*	3,209

	Computer Software—0.9%
1,407	Omniture, Inc.*	12,790

	E-Commerce/Products—12.6%
525	1-800-FLOWERS.COM, Inc., Class A*	1,318
2,133	Amazon.com, Inc.*	125,463
467	Bidz.com, Inc.*	1,466
280	Blue Nile, Inc.*	5,662
525	Gmarket, Inc. ADR (Korea)*	7,565
854	MercadoLibre, Inc. (Argentina)*	11,452
571	NutriSystem, Inc.	7,360
439	Overstock.com, Inc.*	4,820
496	Shutterfly, Inc.*	3,279
		168,385
	E-Commerce/Services—20.0%
7,372	eBay, Inc.*	88,612
5,041	Expedia, Inc.*	45,016
2,461	IAC/InterActiveCorp*	36,177
1,132	Netflix, Inc.*	40,910
1,607	Orbitz Worldwide, Inc.*	4,821
783	Priceline.com, Inc.*	52,531
		268,067
	Educational Software—1.1%
2,161	SkillSoft PLC ADR (Ireland)*	15,343

	E-Marketing/Information—3.5%
561	comScore, Inc.*	7,074
543	Constant Contact, Inc.*	8,292
715	Digital River, Inc.*	17,711
554	Liquidity Services, Inc.*	3,950
1,673	ValueClick, Inc.*	10,456
		47,483

	Enterprise Software/Services—3.6%
1,678	Ariba, Inc.*	12,820
1,000	Open Text Corp. (Canada)*	35,030
		47,850
	E-Services/Consulting—1.5%
917	GSI Commerce, Inc.*	7,859
636	Perficient, Inc.*	2,487
868	Websense, Inc.*	9,721
		20,067
	Internet Application Software—3.7%
2,500	Art Technology Group, Inc.*	4,275
768	DealerTrack Holdings, Inc.*	8,748
889	Interwoven, Inc.*	14,019
2,605	RealNetworks, Inc.*	7,346
1,033	S1 Corp.*	6,890
458	Vignette Corp.*	3,192
372	Vocus, Inc.*	5,677
		50,147
	Internet Connective Services—0.6%
860	Cogent Communications Group, Inc.*	5,719
994	Internap Network Services Corp.*	2,674
		8,393
	Internet Content - Entertainment—0.4%
1,642	Limelight Networks, Inc.*	5,025

	Internet Content - Information/Network—6.3%
472	Baidu, Inc. ADR (China)*	60,779
1,200	Dice Holdings, Inc.*	3,432
667	Infospace, Inc.*	5,343
635	Knot (The), Inc.*	4,369
661	LoopNet, Inc.*	4,297
603	TheStreet.com, Inc.	1,646
184	WebMD Health Corp., Class A*	4,313
		84,179
	Internet Financial Services—0.3%
326	China Finance Online Co. Ltd. ADR (China)*	2,625
578	Online Resources Corp.*	1,826
		4,451
	Internet Incubators—0.4%
737	Internet Capital Group, Inc.*	3,176
890	ModusLink Global Solutions, Inc.*	2,074
		5,250
	Internet Infrastructure Software—3.9%
3,262	Akamai Technologies, Inc.*	43,972
891	AsiaInfo Holdings, Inc.*	7,778
		51,750

	Internet Security—5.8%
1,055	SonicWALL, Inc.*	3,714
3,730	VeriSign, Inc.*	72,026
1,247	Zix Corp.*	1,621
		77,361
	Internet Telephony—1.2%
847	j2 Global Communications, Inc.*	16,584

	Networking Products—0.3%
667	Switch & Data Facilities Co., Inc.*	4,589

	Printing - Commercial—1.5%
860	VistaPrint Ltd. (Bermuda)*	19,694

	Retail - Pet Food & Supplies—0.5%
454	PetMed Express, Inc.*	6,556

	Telecommunication Services—1.6%
3,691	Clearwire Corp., Class A*	14,764
1,031	SAVVIS, Inc.*	6,578
		21,342
	Web Hosting/Design—3.8%
720	Equinix, Inc.*	38,412
1,211	NIC, Inc.	6,467
1,171	Terremark Worldwide, Inc.*	4,110
553	Web.com Group, Inc.*	1,659
		50,648
	Web Portals/ISP—25.1%
2,090	Earthlink, Inc.*	15,738
1,041	GigaMedia Ltd. (Taiwan, Republic of China)*	6,839
362	Google, Inc., Class A*	122,547
1,392	Netease.com ADR (China)*	26,462
1,077	SINA Corp. (China)*	22,035
743	Sohu.com, Inc.*	29,386
1,581	United Online, Inc.	9,676
8,827	Yahoo! Inc.*	103,541
		336,224
	Total Investments
	(Cost $2,438,619)(a)—100.2%	1,343,979
	Liabilities in excess of other assets—(0.2%)	(2,903)

	Net Assets—100.0%	$1,341,076

ADR  American Depositary Receipt

* Non-income producing security.

(a)      At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $1,094,640 which consisted of aggregate gross unrealized appreciation of $10,425 and aggregate gross unrealized depreciation of $1,105,065.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157 Disclosure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs hat other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity  associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities				Other Investments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
PowerShares Dynamic MagniQuant Portfolio	$32,267,920	$—	$—	32,267,920	$—	$—	$—	$—
PowerShares Dynamic Market Portfolio	279,149,644	—	—	279,149,644	—	—	—	—
PowerShares Dynamic OTC Portfolio	42,329,815	—	—	42,329,815	—	—	—	—
PowerShares FTSE RAFI US 1000 Portfolio	351,060,906	—	—	351,060,906	—	—	—	—
PowerShares NASDAQ NextQ Portfolio	1,616,513	—	—	1,616,513	—	—	—	—
PowerShares Dynamic Aggressive Growth Portfolio	6,351,752	—	—	6,351,752	—	—	—	—
PowerShares Dynamic Deep Value Portfolio	7,907,818	—	—	7,907,818	—	—	—	—
PowerShares Dynamic Large Cap Growth Portfolio	266,830,657	—	—	266,830,657	—	—	—	—
PowerShares Dynamic Large Cap Portfolio	36,440,009	—	—	36,440,009	—	—	—	—
PowerShares Dynamic Large Cap Value Portfolio	242,769,882	—	—	242,769,882	—	—	—	—
PowerShares Dynamic Mid Cap Growth Portfolio	133,078,492	—	—	133,078,492	—	—	—	—
PowerShares Dynamic Mid Cap Portfolio	16,702,393	—	—	16,702,393	—	—	—	—
PowerShares Dynamic Mid Cap Value Portfolio	36,232,297	—	—	36,232,297	—	—	—	—
PowerShares Dynamic Small Cap Growth Portfolio	31,980,537	—	—	31,980,537	—	—	—	—
PowerShares Dynamic Small Cap Portfolio	14,416,776	—	—	14,416,776	—	—	—	—
PowerShares Dynamic Small Cap Value Portfolio	61,998,854	—	—	61,998,854	—	—	—	—
PowerShares FTSE NASDAQ Small Cap Portfolio	2,986,884	—	—	2,986,884	—	—	—	—
PowerShares Zacks Micro Cap Portfolio	43,710,784	—	—	43,710,784	—	—	—	—
PowerShares Zacks Small Cap Portfolio	18,668,718	—	—	18,668,718	—	—	—	—
PowerShares Aerospace & Defense Portfolio	123,740,578	—	—	123,740,578	—	—	—	—
PowerShares CleantechTM Portfolio	88,882,144	—	—	88,882,144	—	—	—	—
PowerShares DWA Technical Leaders™ Portfolio	159,905,792	—	—	159,905,792	—	—	—	—
PowerShares Golden Dragon Halter USX China Portfolio	198,229,168	—	—	198,229,168	—	—	—	—
PowerShares Listed Private Equity Portfolio	48,595,325	—	—	48,595,325	—	—	—	—
PowerShares Lux Nanotech Portfolio	36,543,333	—	—	36,543,333	—	—	—	—
PowerShares NASDAQ 100 BuyWrite Portfolio	3,342,267	—	—	3,342,267	98,484	—	—	98,484
PowerShares S&P 500 BuyWrite Portfolio	70,635,431	—	—	70,635,431	1,623,120	—	—	1,623,120
PowerShares Value Line Industry Rotation Portfolio	28,437,253	—	—	28,437,253	—	—	—	—
PowerShares Value Line TimelinessTM Select Portfolio	81,558,890	—	—	81,558,890	—	—	—	—
PowerShares Water Resources Portfolio	1,144,422,370	—	—	1,144,422,370	—	—	—	—
PowerShares Wilderhill Clean Energy Portfolio	573,473,409	—	—	573,473,409	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	31,871,009	—	—	31,871,009	—	—	—	—
PowerShares Buyback AchieversTM Portfolio	28,204,421	416	—	28,204,837	—	—	—	—
PowerShares Dividend AchieversTM Portfolio	98,727,126	—	—	98,727,126	—	—	—	—
PowerShares Financial Preferred Portfolio	538,678,796	—	—	538,678,796	—	—	—	—
PowerShares High Growth Rate Dividend AchieversTM Portfolio	12,959,870	—	—	12,959,870	—	—	—	—
PowerShares High Yield Equity Dividend AchieversTM Portfolio	88,883,053	—	—	88,883,053	—	—	—	—
PowerShares International Dividend AchieversTM Portfolio	249,542,155	—	—	249,542,155	—	—	—	—
PowerShares Dynamic Banking Portfolio	94,930,910	—	—	94,930,910	—	—	—	—
PowerShares Dynamic Biotechnology & Genome Portfolio	157,452,359	—	—	157,452,359	—	—	—	—
PowerShares Dynamic Building & Construction Portfolio	37,857,245	—	—	37,857,245	—	—	—	—
PowerShares Dynamic Energy Exploration & Production Portfolio	54,719,964	—	—	54,719,964	—	—	—	—
PowerShares Dynamic Food & Beverage Portfolio	80,821,002	—	—	80,821,002	—	—	—	—
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	2,491,029	—	—	2,491,029	—	—	—	—
PowerShares Dynamic Healthcare Services Portfolio	16,384,173	—	—	16,384,173	—	—	—	—
PowerShares Dynamic Insurance Portfolio	31,948,529	—	—	31,948,529	—	—	—	—
PowerShares Dynamic Leisure and Entertainment Portfolio	8,601,923	—	—	8,601,923	—	—	—	—
PowerShares Dynamic Media Portfolio	9,850,784	—	—	9,850,784	—	—	—	—
PowerShares Dynamic Networking Portfolio	5,261,573	—	—	5,261,573	—	—	—	—
PowerShares Dynamic Oil & Gas Services Portfolio	136,212,588	—	—	136,212,588	—	—	—	—
PowerShares Dynamic Pharmaceuticals Portfolio	138,109,730	—	—	138,109,730	—	—	—	—
PowerShares Dynamic Retail Portfolio	27,923,385	—	—	27,923,385	—	—	—	—
PowerShares Dynamic Semiconductors Portfolio	26,764,530	—	—	26,764,530	—	—	—	—
PowerShares Dynamic Software Portfolio	26,366,580	—	—	26,366,580	—	—	—	—
PowerShares FTSE RAFI Basic Materials Sector Portfolio	2,761,789	—	—	2,761,789	—	—	—	—
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	2,928,319	—	—	2,928,319	—	—	—	—
PowerShares FTSE RAFI Consumer Services Sector Portfolio	3,020,915	—	—	3,020,915	—	—	—	—
PowerShares FTSE RAFI Energy Sector Portfolio	9,563,839	—	—	9,563,839	—	—	—	—
PowerShares FTSE RAFI Financials Sector Portfolio	11,122,224	—	—	11,122,224	—	—	—	—
PowerShares FTSE RAFI Health Care Sector Portfolio	11,565,324	—	—	11,565,324	—	—	—	—
PowerShares FTSE RAFI Industrials Sector Portfolio	6,087,500	—	—	6,087,500	—	—	—	—
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	6,632,910	—	—	6,632,910	—	—	—	—
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	83,073,793	—	—	83,073,793	—	—	—	—
PowerShares FTSE RAFI Utilities Sector Portfolio	8,519,348	—	—	8,519,348	—	—	—	—
PowerShares Dynamic Basic Materials Sector Portfolio	13,917,698	—	—	13,917,698	—	—	—	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	7,145,305	—	—	7,145,305	—	—	—	—
PowerShares Dynamic Consumer Staples Sector Portfolio	37,113,064	—	—	37,113,064	—	—	—	—
PowerShares Dynamic Energy Sector Portfolio	19,207,780	—	—	19,207,780	—	—	—	—
PowerShares Dynamic Financial Sector Portfolio	16,216,782	—	—	16,216,782	—	—	—	—
PowerShares Dynamic Healthcare Sector Portfolio	72,556,635	—	—	72,556,635	—	—	—	—
PowerShares Dynamic Industrials Sector Portfolio	53,316,246	—	—	53,316,246	—	—	—	—
PowerShares Dynamic Technology Sector Portfolio	28,000,569	—	—	28,000,569	—	—	—	—
PowerShares Dynamic Telecommunications & Wireless Portfolio	13,445,408	—	—	13,445,408	—	—	—	—
PowerShares Dynamic Utilities Portfolio	63,536,231	—	—	63,536,231	—	—	—	—
PowerShares NASDAQ Internet Portfolio	1,343,979	—	—	1,343,979	—	—	—	—

* Other investments include written options which are included at unrealized appreciation/(depreciation).

Item 2.   Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	March 27, 2009